UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23615
Perpetual Americas Funds Trust
(Exact name of registrant as specified in charter)

1 Congress Street, Suite 3101
Boston, Massachusetts 02114
(Address of principal executive offices) (Zip code)
Andrew Jolin
1 Congress Street, Suite 3101
Boston, Massachusetts 02114
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 933-0716
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith.

JOHCM Emerging Markets Discovery Fund
Advisor Shares/JOMEX
SEMI-ANNUAL SHARE
HO
LDER R
EP
ORT | M
ar
ch 31, 2026
This semi-annual shareholder report contains important information about the JOHCM Emerging Markets Discovery Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at
866-260-9549 (toll free) or 312-557-5913
.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Discovery Fund (Advisor Shares)	$ 68	1.34%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 78,687,931
Total number of portfolio holdings	123
Portfolio turnover rate as of the end of the reporting period	82.71%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, exc lu
ding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
ASPEED Technology, Inc.	1.5%
Asia Vital Components Co. Ltd.	1.4%
Banco del Bajio S.A.	1.4%
Anhui Yingliu Electromechanical Co. Ltd. - Class A	1.4%
Elite Material Co. Ltd.	1.4%
Diagnostyka S.A.	1.4%
LandMark Optoelectronics Corp.	1.3%
Gold Circuit Electronics Ltd.	1.3%
Bizlink Holding, Inc.	1.3%
Fositek Corp.	1.3%
SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION
Material Fund
Cha
nges
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT
PRINCIPAL
STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913
.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, po
tentially hurting performance, increasing expenses, and creating taxable distributions for remai ning
shareholders. Large transactions may also raise a Fund’s e
xpen
se ratio and disrupt portfolio management, especially when

redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/JOHCM/
.
JOHCM FUNDS
JOHCM Emerging Markets Discovery Fund
Institutional Shares/JOMMX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the JOHCM Emerging Markets Discovery Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at
866-260-9549 (toll free) or 312-557-5913
.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Discovery Fund (Institutional Shares)	$ 63	1.24%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 78,687,931
Total number of portfolio holdings	123
Portfolio turnover rate as of the end of the reporting period	82.71%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term i nv
estments, represented as a percentage of the total net assets of the Fund.
TOP TEN
HOLDINGS
ASPEED Technology, Inc.	1.5%
Asia Vital Components Co. Ltd.	1.4%
Banco del Bajio S.A.	1.4%
Anhui Yingliu Electromechanical Co. Ltd. - Class A	1.4%
Elite Material Co. Ltd.	1.4%
Diagnostyka S.A.	1.4%
LandMark Optoelectronics Corp.	1.3%
Gold Circuit Electronics Ltd.	1.3%
Bizlink Holding, Inc.	1.3%
Fositek Corp.	1.3%
SECTOR ALLOCATION

GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at u nf
avorable times, potentially
hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the F und generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimatel
y approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/JOHCM/
.
JOHCM FUNDS
JOHCM Emerging Markets Opportunities Fund
Advisor Shares/JOEIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Advisor Shares)	$ 58	1.13%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,430,641,077
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	21.00%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Tencent Holdings Ltd.	6.2%
SK hynix, Inc.	4.3%
Hong Kong Exchanges & Clearing Ltd.	3.7%
Itau Unibanco Holding S.A. - ADR	3.4%
Anglogold Ashanti PLC	3.0%
Banco BTG Pactual S.A.	2.8%
Samsung Life Insurance Co. Ltd.	2.7%
Barrick Mining Corp.	2.5%
Grupo Financiero Banorte S.A.B. de C.V., Series O	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Cha
ng
es
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/JOHCM/
.
JOHCM FUNDS
JOHCM Emerging Markets Opportunities Fund
Institutional Shares/JOEMX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Institutional Shares)	$ 54	1.04%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,430,641,077
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	21.00%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Tencent Holdings Ltd.	6.2%
SK hynix, Inc.	4.3%
Hong Kong Exchanges & Clearing Ltd.	3.7%
Itau Unibanco Holding S.A. - ADR	3.4%
Anglogold Ashanti PLC	3.0%
Banco BTG Pactual S.A.	2.8%
Samsung Life Insurance Co. Ltd.	2.7%
Barrick Mining Corp.	2.5%
Grupo Financiero Banorte S.A.B. de C.V., Series O	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Ch
an
ges
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/JOHCM/
.
JOHCM FUNDS
JOHCM Emerging Markets Opportunities Fund
Investor Shares/JOEAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Investor Shares)	$ 66	1.28%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,430,641,077
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	21.00%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.3%
Tencent Holdings Ltd.	6.2%
SK hynix, Inc.	4.3%
Hong Kong Exchanges & Clearing Ltd.	3.7%
Itau Unibanco Holding S.A. - ADR	3.4%
Anglogold Ashanti PLC	3.0%
Banco BTG Pactual S.A.	2.8%
Samsung Life Insurance Co. Ltd.	2.7%
Barrick Mining Corp.	2.5%
Grupo Financiero Banorte S.A.B. de C.V., Series O	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund C
hang
es
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially
hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/JOHCM/
.
JOHCM FUNDS
JOHCM International Opportunities Fund
Institutional Shares/JOPSX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the JOHCM International Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Opportunities Fund (Institutional Shares)	$ 25	0.50%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 466,228,953
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	42.39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Deutsche Boerse A.G.	4.9%
Shell PLC	4.5%
Japan Exchange Group, Inc.	3.9%
QBE Insurance Group Ltd.	3.5%
Leonardo S.p.A.	3.5%
Thales S.A.	3.5%
National Grid PLC	3.3%
Publicis Groupe S.A.	3.3%
Heidelberg Materials A.G.	3.2%
SoftBank Corp.	3.1%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Cha
n
ges
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/JOHCM/
.
JOHCM FUNDS
JOHCM International Select Fund
Institutional Shares/JOHIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the JOHCM International Select Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Select Fund (Institutional Shares)	$ 48	0.95%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,614,015,849
Total number of portfolio holdings	50
Portfolio turnover rate as of the end of the reporting period	29.59%
Graphical Representation of Holdings
The tables below show the investm
ent mak
eup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP
TEN
HOLDINGS
Centrica PLC	2.6%
Millicom International Cellular S.A.	2.5%
E.ON S.E.	2.5%
Roche Holding A.G.	2.4%
National Grid PLC	2.3%
Sandoz Group A.G.	2.3%
Sandvik AB	2.3%
UCB S.A.	2.3%
Singapore Exchange Ltd.	2.3%
Galderma Group A.G.	2.3%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective February 1, 2026, the Fund added the risks su
mma
rized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/JOHCM/
.
JOHCM FUNDS
JOHCM International Select Fund
Investor Shares/JOHAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the JOHCM International Select Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Select Fund (Investor Shares)	$ 59	1.18%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 2,614,015,849
Total number of portfolio holdings	50
Portfolio turnover rate as of the end of the reporting period	29.59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Centrica PLC	2.6%
Millicom International Cellular S.A.	2.5%
E.ON S.E.	2.5%
Roche Holding A.G.	2.4%
National Grid PLC	2.3%
Sandoz Group A.G.	2.3%
Sandvik AB	2.3%
UCB S.A.	2.3%
Singapore Exchange Ltd.	2.3%
Galderma Group A.G.	2.3%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund C
ha
nges
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense
ratio and disrupt portfolio management, especially when

redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/JOHCM/
.
JOHCM FUNDS
Trillium ESG Small/Mid Cap Fund
Institutional Shares/TSMDX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Trillium ESG Small/Mid Cap Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/Trillium/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Small/Mid Cap Fund (Institutional Shares)	$ 49	0.98%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 29,793,696
Total number of portfolio holdings	73
Portfolio turnover rate as of the end of the reporting period	13.89%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
East West Bancorp, Inc.	3.1%
New York Times (The) Co. - Class A	2.9%
MYR Group, Inc.	2.5%
Lincoln Electric Holdings, Inc.	2.5%
SiTime Corp.	2.4%
Burlington Stores, Inc.	2.4%
Trimble, Inc.	2.2%
JB Hunt Transport Services, Inc.	2.2%
Webster Financial Corp.	2.0%
MSA Safety, Inc.	1.9%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund C
han
ges
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/Trillium/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions
may
cause a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds. Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/Trillium/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/Trillium/
.
TRILLIUM
Trillium ESG Global Equity Fund
Institutional Shares/PORIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Trillium ESG Global Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/Trillium/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Global Equity Fund (Institutional Shares)	$ 49	0.99%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 695,340,387
Total number of portfolio holdings	89
Portfolio turnover rate as of the end of the reporting period	10.77%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments
, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Alphabet, Inc. - Class A	6.0%
NVIDIA Corp.	5.6%
Microsoft Corp.	4.4%
Apple, Inc.	3.4%
Visa, Inc. - Class A	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1.9%
AstraZeneca PLC	1.6%
ASML Holding N.V.	1.6%
Vertex Pharmaceuticals, Inc.	1.5%
Bank of New York Mellon (The) Corp.	1.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/Trillium/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions m
a
y cause a Fund to trade at unfavorable times
, pote
ntially
hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on w het
her foreign tax authorities ultimately approve or deny expected withholding tax refunds. Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/Trillium/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/Trillium/
.
TRILLIUM
Trillium ESG Globa
l E
quity Fund
Investor Shares
/
PORTX
SEMI-ANNUAL SHAREHOLDER REP
OR
T | March 31, 2026
This semi-annual shareholder report contains important information about the Trillium ESG Global Equity Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/Trillium/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Global Equity Fund (Investor Shares)	$ 61	1.23%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 695,340,387
Total number of portfolio holdings	89
Portfolio turnover rate as of the end of the reporting period	10.77%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN H
OL
DINGS
Alphabet, Inc. - Class A	6.0%
NVIDIA Corp.	5.6%
Microsoft Corp.	4.4%
Apple, Inc.	3.4%
Visa, Inc. - Class A	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1.9%
AstraZeneca PLC	1.6%
ASML Holding N.V.	1.6%
Vertex Pharmaceuticals, Inc.	1.5%
Bank of New York Mellon (The) Corp.	1.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus. For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/Trillium/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders. Large transactions may also raise a Fund’s expense
ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreig
n w
ithholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds. Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/Trillium/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/Trillium/
.
TRILLIUM
TSW Emerging Markets Fund
Institutional Shares/TSWMX
SEMI-
ANNU
AL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the TSW Emerging Markets Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Emerging Markets Fund (Institutional Shares)	$ 51	0.99%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 6,011,712
Total number of portfolio holdings	58
Portfolio turnover rate as of the end of the reporting period	21.77%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	12.0%
Samsung Electronics Co. Ltd.	6.8%
Tencent Holdings Ltd.	4.2%
Shinhan Financial Group Co. Ltd.	2.8%
Naspers Ltd. - Class N	2.8%
Alibaba Group Holding Ltd. - Class W	2.4%
Georgia Capital PLC	2.2%
Zijin Mining Group Co. Ltd. - Class H	2.1%
Hyundai Motor Co.	2.0%
Krafton, Inc.	2.0%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Ch
ang
es
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable
times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about the Fund such as
the pros
pectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/JOHCM/
.
TSW
TSW High Yield Bond Fund
Institutional Shares/TSWHX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the TSW High Yield Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW High Yield Bond Fund (Institutional Shares)	$ 33	0.65%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 9,128,731
Total number of portfolio holdings	58
Portfolio turnover rate as of the end of the reporting period	23.66%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 06/15/32	3.4%
Bath & Body Works, Inc., 6.88%, 11/01/35	3.2%
Iron Mountain, Inc., 6.25%, 01/15/33	2.7%
Graphic Packaging International LLC, 6.38%, 07/15/32	2.7%
American Axle & Manufacturing, Inc., 7.75%, 10/15/33	2.7%
Gen Digital, Inc., 6.25%, 04/01/33	2.7%
StoneX Group, Inc., 7.88%, 03/01/31	2.6%
Herc Holdings, Inc., 7.25%, 06/15/33	2.2%
JB Poindexter & Co., Inc., 8.75%, 12/15/31	2.2%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/32	2.2%
ASSET TYPE ALLOCATION
Material Fund Changes
Effective February 1, 2026, the Fund added the risks sum
ma
rized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may
cause
a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about
the Fund
such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/JOHCM/
.
TSW
TSW Large Cap Value Fund
Institutional Shares/TSWEX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the TSW Large Cap Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Large Cap Value Fund (Institutional Shares)	$ 37	0.73%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 36,037,207
Total number of portfolio holdings	41
Portfolio turnover rate as of the end of the reporting period	13.82%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Crown Castle, Inc.	4.5%
Charter Communications, Inc. - Class A	4.4%
Chevron Corp.	4.1%
Kraft Heinz (The) Co.	4.1%
Dominion Energy, Inc.	3.9%
Evergy, Inc.	3.9%
Berkshire Hathaway, Inc. - Class B	3.8%
Anheuser-Busch InBev S.A./N.V. - ADR	3.5%
Kinder Morgan, Inc.	3.2%
Regeneron Pharmaceuticals, Inc.	2.8%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund
Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavor abl
e times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset valu
e of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/JOHCM/
.
TSW
TSW Core Plus Bond Fund
Institutional Shares/TSWFX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the TSW Core Plus Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TSW Core Plus Bond Fund (Institutional Shares)	$ 25	0.50%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 80,406,779
Total number of portfolio holdings	136
Portfolio turnover rate as of the end of the reporting period	17.09%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
U.S. Treasury Notes, 4.25%, 08/15/35	4.0%
U.S. Treasury Notes, 3.88%, 08/15/34	4.0%
U.S. Treasury Notes, 4.00%, 03/31/30	3.1%
Fannie Mae Pool #MA5313, 5.50%, 03/01/44	2.8%
U.S. Treasury Bonds, 4.13%, 08/15/44	2.7%
U.S. Treasury Notes, 3.63%, 09/30/31	2.1%
U.S. Treasury Notes, 4.13%, 10/31/31	2.0%
Fannie Mae Pool #MA5498, 6.00%, 10/01/54	1.8%
U.S. Treasury Notes, 3.75%, 11/30/32	1.8%
Freddie Mac Pool #SD8233, 5.00%, 07/01/52	1.8%
ASSET TYPE ALLOCATION
Material Fund Ch
ang
es
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/JOHCM/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting
performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information abou
t th
e Fund such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/JOHCM/
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/JOHCM/
.
TSW
Barrow Hanley US Value Opportunities Fund
Institutional Shares/BVOIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Barrow Hanley US Value Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/BarrowHanley
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley US Value Opportunities Fund (Institutional Shares)	$ 36	0.71%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 88,832,652
Total number of portfolio holdings	72
Portfolio turnover rate as of the end of the reporting period	32.91%
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Alphabet, Inc. - Class C	3.3%
Exxon Mobil Corp.	3.2%
Chevron Corp.	2.4%
Merck & Co., Inc.	2.4%
Berkshire Hathaway, Inc. - Class B	2.3%
Johnson Controls International PLC	2.2%
Bank of America Corp.	2.1%
Entergy Corp.	2.1%
Coherent Corp.	1.9%
Qnity Electronics, Inc.	1.8%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

M
ateria
l
Fund
Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable
times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/BarrowHanley
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/BarrowHanley
.
BARROW HANLEY
Barrow Hanley Total Return Bond Fund
Institutional Shares/BTRIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Barrow Hanley Total Return Bond Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/BarrowHanley
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Total Return Bond Fund (Institutional Shares)	$ 18	0.35%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 174,356,893
Total number of portfolio holdings	231
Portfolio turnover rate as of the end of the reporting period	33.72%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund,
excluding
short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
U.S. Treasury Notes, 4.88%, 04/30/26	12.1%
U.S. Treasury Notes, 4.13%, 02/15/36	2.6%
CaixaBank S.A., 5.58%, 07/03/36	1.6%
U.S. Treasury Bonds, 4.75%, 08/15/55	1.5%
Fannie Mae Pool #FM8787, 2.50%, 10/01/51	1.3%
U.S. Treasury Notes, 3.50%, 02/28/31	1.3%
Freddie Mac Pool #SL1016, 5.50%, 05/01/55	1.3%
NRTH Commercial Mortgage Trust, Series 2025-PARK - Class A, 5.07%, 10/15/40	1.3%
Fannie Mae Pool #FS3744, 2.00%, 07/01/51	1.2%
Fannie Mae Pool #BV8017, 4.50%, 08/01/52	1.2%
ASSET TYPE ALLOCATION

Material
Fu
nd
Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially
hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/BarrowHanley
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/BarrowHanley
.
BARROW HANLEY
Barrow Hanley International Value Fund
Institutional Shares/BNIVX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Barrow Hanley International Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/BarrowHanley
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley International Value Fund (Institutional Shares)	$ 47	0.89%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 12,233,106
Total number of portfolio holdings	61
Portfolio turnover rate as of the end of the reporting period	23.28%
Graphical Representation
of
Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Equinor ASA	3.1%
Aker BP ASA	2.4%
Julius Baer Group Ltd.	2.4%
TOTO Ltd.	2.3%
Snam S.p.A.	2.3%
Sensata Technologies Holding PLC	2.1%
MISUMI Group, Inc.	2.1%
Omron Corp.	2.1%
SCOR S.E.	2.1%
BNP Paribas S.A.	2.1%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

M
at
erial
Fund
Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially
hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/BarrowHanley
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/BarrowHanley
.
BARROW HANLEY
Barrow Hanley Floating Rate Fund
Institutional Shares/BFRNX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Barrow Hanley Floating Rate Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/BarrowHanley
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Floating Rate Fund (Institutional Shares)	$ 31	0.61%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 102,210,603
Total number of portfolio holdings	177
Portfolio turnover rate as of the end of the reporting period	36.39%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP
TEN
HOLDINGS
Koppers, Inc., Term B-2 Loan, 6.17%, 04/10/30	2.1%
Chemours (The) Co., Tranche B-4 US$ Term Loan, 7.17%, 10/15/32	1.8%
Magnite, Inc., Amendment No. 2 Initial Term Loan, 6.67%, 02/06/31	1.5%
Global IID Parent LLC, 2025 Refinancing Term B Loan, 8.21%, 12/16/28	1.5%
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan, 6.92%, 12/11/30	1.5%
MED ParentCo L.P., Eleventh Amendment Refinancing Term Loan, 6.67%, 04/15/31	1.4%
Agiliti Health, Inc., Term Loan, 6.58%, 05/01/30	1.3%
Acrisure LLC, 2025 Term B Loan, 6.92%, 06/21/32	1.3%
MH Sub I LLC, 2023 May Incremental Term Loan, 7.92%, 05/03/28	1.2%
Greystone Select Financial LLC, Initial Term Loan, 8.93%, 06/16/28	1.2%
ASSET TYPE ALLOCATION

M
ate
rial
Fund
Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially
hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/BarrowHanley
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/BarrowHanley
.
BARROW HANLEY
Barrow Hanley Emerging Markets Value Fund
Institutional Shares/BEMVX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Barrow Hanley Emerging Markets Value Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/BarrowHanley
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Emerging Markets Value Fund (Institutional Shares)	$ 52	0.98%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 4,052,322
Total number of portfolio holdings	66
Portfolio turnover rate as of the end of the reporting period	21.49%
Graphical Representation of Holdings
The tables below
show
the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
SK hynix, Inc.	4.8%
Samsung Electro-Mechanics Co. Ltd.	4.6%
Bizlink Holding, Inc.	3.5%
MediaTek, Inc.	3.3%
Hyundai Motor Co.	3.2%
Parex Resources, Inc.	2.4%
Ping An Insurance Group Co. of China Ltd. - Class H	2.3%
Bank Mandiri Persero Tbk PT	2.1%
Korea Electric Power Corp.	1.9%
LG Electronics, Inc.	1.9%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Ma
ter
ial
Fund
Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “
ADDITIONAL
INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders
benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/BarrowHanley
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/BarrowHanley
.
BARROW HANLEY
Barrow Hanley Credit Opportunities Fund
Institutional Shares/BCONX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Barrow Hanley Credit Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/BarrowHanley
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Credit Opportunities Fund (Institutional Shares)	$ 33	0.65%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 113,155,210
Total number of portfolio holdings	119
Portfolio turnover rate as of the end of the reporting period	13.61%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP
TEN
HOLDINGS
Barrow Hanley Floating Rate Fund, 0.00%,	20.6%
Bread Financial Holdings, Inc., 8.38%, 06/15/35	2.6%
PROG Holdings, Inc., 6.00%, 11/15/29	1.9%
ILFC E-Capital Trust I, 6.38%, 12/21/65	1.8%
Mativ Holdings, Inc., 8.00%, 10/01/29	1.8%
ITT Holdings LLC, 6.50%, 08/01/29	1.8%
B&G Foods, Inc., 8.00%, 09/15/28	1.8%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32	1.7%
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/32	1.6%
Arbor Realty SR, Inc., 7.88%, 07/15/30	1.6%
ASSET TYPE ALLOCATION

M
at
erial
Fund
Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund
to
trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/BarrowHanley
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/BarrowHanley
.
BARROW HANLEY
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund
Institutional Shares/BEOIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at
connect.rightprospectus.com/BarrowHanley
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (Institutional Shares)	$ 56	1.04%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 7,579,155
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	16.27%
Graphical Representation of Holdings
The tables below show the investment makeup of the
Fund
, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
SK hynix, Inc.	6.9%
Samsung Electro-Mechanics Co. Ltd.	5.1%
Bizlink Holding, Inc.	4.4%
Hyundai Motor Co.	3.7%
MediaTek, Inc.	3.6%
B3 S.A. - Brasil Bolsa Balcao	3.5%
Ping An Insurance Group Co. of China Ltd. - Class H	3.3%
Amorepacific Corp.	3.0%
Saudi National Bank (The)	2.8%
ASMPT Ltd.	2.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION

Ma
terial
Fund
Changes
Effective February 1, 2026, the Fund added the risks summarized below to the “ADDITIONAL INFORMATION ABOUT PRINCIPAL STRATEGIES AND RISKS OF THE FUNDS – Summary of Principal and Non-Principal Risks” section of the Fund’s Prospectus.

For the complete risk disclosure, you may review the Fund’s Prospectus dated February 1, 2026, at
connect.rightprospectus.com/BarrowHanley/
or upon request at
866-260-9549 (toll free) or 312-557-5913
.
Large Transactions Risk.
Large shareholder purchases or redemptions may cause a Fund to trade at unfavorable times, potentially hurting performance, increasing expenses, and creating taxable distributions for remaining shareholders.

Large transactions may also raise a Fund’s expense ratio and disrupt portfolio management, especially when redemptions shrink the Fund’s asset base.
Withholding Tax Reclaims Risk.
Where a Fund expects to recover foreign withholding tax, the net asset value of the Fund generally includes accruals for such tax refunds. A Fund’s net asset value can rise or fall depending on whether foreign tax authorities ultimately approve or deny expected withholding tax refunds.

Shareholders at the time of a write‑down of withholding tax accruals bear the loss, while only current shareholders
benefit if an unaccrued withholding tax refund is received.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
connect.rightprospectus.com/BarrowHanley
. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at
connect.rightprospectus.com/BarrowHanley
.
BARROW HANLEY

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

JOHCM EMERGING MARKETS DISCOVERY FUND
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
JOHCM INTERNATIONAL OPPORTUNITIES FUND
JOHCM INTERNATIONAL SELECT FUND
SEMI-ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
March 31, 2026 (Unaudited)

PERPETUAL AMERICAS FUNDS TRUST

March 31, 2026 (Unaudited)

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	92.8%
Brazil	5.0%
AGI, Inc. - Class A(a)		75,000	$545,250
Cogna Educacao S.A.		450,000	274,525
Construtora Tenda S.A.		120,000	722,801
Embraer S.A. - ADR		10,500	623,070
Pagseguro Digital Ltd. - Class A		85,000	851,700
Raia Drogasil S.A.		159,000	722,255
Rumo S.A.		69,000	216,464
			3,956,065
Canada	1.2%
Capstone Copper Corp.(a)		59,000	444,907
Pan American Silver Corp.		3,300	180,279
Parex Resources, Inc.		17,000	334,110
			959,296
Chile	0.3%
Enel Chile S.A. - ADR		61,000	240,340
China	12.8%
Anhui Yingliu Electromechanical Co. Ltd. - Class A		119,621	1,087,579
Bethel Automotive Safety Systems Co. Ltd. - Class A		80,879	523,427
China Conch Venture Holdings Ltd.		331,600	485,572
China National Building Material Co. Ltd. - Class H		1,429,727	877,099
CIMC Enric Holdings Ltd.		410,821	528,215
Dongfang Electric Corp. Ltd. - Class H		127,586	562,131
GDS Holdings Ltd. - Class A(a)		130,753	661,636
Henan Pinggao Electric Co. Ltd. - Class A		176,400	526,128
Huaming Power Equipment Co. Ltd. - Class A		177,414	703,959
Leader Harmonious Drive Systems Co. Ltd. - Class A		23,449	649,586
Lee & Man Paper Manufacturing Ltd.		592,000	262,543
Minth Group Ltd.		208,207	869,795
Nexteer Automotive Group Ltd.		877,782	573,740
Sinotruk Jinan Truck Co. Ltd. - Class A		170,500	556,215
TCL Electronics Holdings Ltd.(a)		187,867	305,716
Thunder Software Technology Co. Ltd. - Class A		32,700	282,152
Tongcheng Travel Holdings Ltd.		280,567	649,121
			10,104,614
Cyprus	0.6%
Theon International PLC		12,000	433,787
Germany	1.2%
AIXTRON S.E.		6,700	261,437
PVA TePla A.G.(a)		19,900	688,680
			950,117
Greece	0.5%
Piraeus Bank S.A.(a)		51,000	419,016

See Notes to Financial Statements.

1

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Hungary	1.1%
Richter Gedeon Nyrt.		24,000	$855,077
India	12.5%
Avalon Technologies Ltd.(a)(b)		59,881	597,797
Bajaj Consumer Care Ltd.(a)		172,963	638,524
Biocon Ltd.		133,680	513,821
Ceat Ltd.		15,241	525,902
Cholamandalam Financial Holdings Ltd.		40,374	585,896
Coromandel International Ltd.		12,675	258,118
Data Patterns India Ltd.		22,801	737,669
Genus Power Infrastructures Ltd.		181,390	416,919
Genus Prime Infra Ltd.(a)		35,256	7,713
MTAR Technologies Ltd.(a)		16,539	608,811
Narayana Hrudayalaya Ltd.		46,691	797,885
Netweb Technologies India Ltd.		12,992	428,928
PB Fintech Ltd.(a)		33,212	504,840
Phoenix Mills (The) Ltd.		39,704	636,363
PNB Housing Finance Ltd.(b)		75,579	608,277
PVR Inox Ltd.(a)		53,753	522,644
Shriram Finance Ltd.		79,953	743,869
Syrma SGS Technology Ltd.		44,523	368,343
Thyrocare Technologies Ltd.(b)		94,930	351,677
			9,853,996
Indonesia	1.8%
Aneka Tambang Tbk		2,375,758	497,159
Cisarua Mountain Dairy PT TBK		1,270,628	324,337
Vale Indonesia Tbk PT		1,814,204	575,276
			1,396,772
Italy	0.7%
Danieli & C Officine Meccaniche S.p.A. (RSP)		10,500	519,153
Malaysia	2.5%
99 Speed Mart Retail Holdings Bhd.		676,426	572,940
Malayan Cement Bhd.		360,854	541,359
Velesto Energy Bhd.		10,239,308	865,377
			1,979,676
Mexico	3.7%
Alsea S.A.B. de C.V.		305,000	984,448
Banco del Bajio S.A.(b)		360,000	1,116,777
Vista Energy S.A.B. de C.V. - ADR(a)		11,000	830,170
			2,931,395
Netherlands	1.2%
SBM Offshore N.V.		23,637	942,592
Peru	1.3%
Intercorp Financial Services, Inc.		19,500	978,900

See Notes to Financial Statements.

2

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Philippines	0.6%
Century Pacific Food, Inc.		840,264	$484,999
Poland	4.1%
Alior Bank S.A.		31,000	928,644
Allegro.eu S.A.(a)(b)		110,000	789,576
Benefit Systems S.A.(a)		440	417,095
Diagnostyka S.A.		23,000	1,062,995
			3,198,310
Russia	0.0%
Ozon Holdings PLC - ADR(a)(c)		7,516	—
Saudi Arabia	1.1%
Riyadh Cables Group Co.		15,000	478,235
Savola Group (The)(a)		59,000	412,715
			890,950
South Africa	2.7%
Aspen Pharmacare Holdings Ltd.		99,000	774,198
Nedbank Group Ltd.		51,000	806,970
Old Mutual Ltd.		650,000	527,086
			2,108,254
South Korea	14.4%
APR Corp.		3,528	804,981
BNK Financial Group, Inc.		79,670	966,218
Classys, Inc.		16,247	552,095
Doosan Bobcat, Inc.		14,815	578,715
Duk San Neolux Co. Ltd.(a)		19,341	669,308
Eo Technics Co. Ltd.		2,716	718,385
HAESUNG DS Co. Ltd.		14,312	464,972
Hana Materials, Inc.		16,618	694,058
Handsome Co. Ltd.		49,432	766,380
Hanmi Pharm Co. Ltd.		2,602	929,018
Hansol Chemical Co. Ltd.		3,990	684,370
Hyundai Wia Corp.		10,030	529,371
Intellian Technologies, Inc.		5,193	392,863
ISC Co. Ltd.		5,907	949,091
Misto Holdings Corp.		21,407	591,903
NH Investment & Securities Co. Ltd.		30,474	619,939
Sanil Electric Co. Ltd.		4,168	384,665
			11,296,332
Taiwan	19.7%
Arcadyan Technology Corp.		58,162	282,022
Asia Vital Components Co. Ltd.		17,221	1,137,438
ASPEED Technology, Inc.		3,454	1,190,576
Bizlink Holding, Inc.		17,765	1,020,094
Elan Microelectronics Corp.		154,847	603,438
Elite Material Co. Ltd.		12,481	1,065,209

See Notes to Financial Statements.

3

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Fositek Corp.		17,373	$1,006,978
Gold Circuit Electronics Ltd.		37,239	1,050,061
Innodisk Corp.		20,600	566,226
Kaori Heat Treatment Co. Ltd.		18,952	530,634
King Slide Works Co. Ltd.		5,066	524,914
King Yuan Electronics Co. Ltd.		91,495	782,666
Kinik Co.		58,741	814,300
Kinsus Interconnect Technology Corp.		86,554	891,340
LandMark Optoelectronics Corp.(a)		20,106	1,055,560
Makalot Industrial Co. Ltd.		72,207	525,077
Poya International Co. Ltd.		41,000	636,808
Taiwan Speciality Chemicals Corp.		42,846	382,128
Universal Microwave Technology, Inc.		11,796	547,594
Visual Photonics Epitaxy Co. Ltd.		110,273	896,819
			15,509,882
Thailand	1.7%
Bangkok Life Assurance PCL - NVDR		400,300	248,396
Ichitan Group PCL - NVDR		1,775,500	666,891
Muangthai Capital PCL - NVDR		200,900	179,183
Quality Houses PCL - NVDR		6,439,600	270,058
			1,364,528
Turkey	1.8%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S.		120,000	528,829
MLP Saglik Hizmetleri A.S.(a)(b)		49,000	473,277
Turk Traktor ve Ziraat Makineleri A.S.		39,000	391,699
			1,393,805
United Kingdom	0.3%
Metlen Energy & Metals PLC(a)		5,900	231,970
TOTAL COMMON STOCKS (Cost $66,811,202)			72,999,826
EQUITY-LINKED SECURITIES	1.1%
Singapore	1.1%
Federal Bank Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/25/27(a)		313,184	865,159
TOTAL EQUITY-LINKED SECURITIES (Cost $740,802)			865,159
PREFERRED STOCKS	0.8%
Brazil	0.8%
Alpargatas S.A., 3.04%(d)		272,057	651,275
TOTAL PREFERRED STOCKS (Cost $599,868)			651,275
SHORT-TERM INVESTMENTS	5.6%
Northern Institutional Treasury Portfolio (Premier Class), 3.53%(e)		4,419,738	4,419,738
TOTAL SHORT-TERM INVESTMENTS (Cost $4,419,738)			4,419,738
TOTAL INVESTMENTS (Cost $72,571,610)	100.3%		78,935,998
NET OTHER ASSETS (LIABILITIES)	(0.3%)		(248,067)
NET ASSETS	100.0%		$78,687,931

See Notes to Financial Statements.

4

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, these securities had a total value of $3,937,381 or 5% of net assets.

(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)7-day current yield as of March 31, 2026 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
NVDR – Non-Voting Depositary Receipt
At March 31, 2026 the industry sectors (excluding short-term investments) for the JOHCM Emerging Markets Discovery Fund were:

Sector Allocation	% of Net Assets
Information Technology	24.3%
Industrials	17.4
Financials	14.5
Consumer Discretionary	12.6
Health Care	8.2
Materials	6.0
Consumer Staples	5.8
Energy	3.8
Real Estate	1.1
Communication Services	0.7
Utilities	0.3
Total	94.7%

See Notes to Financial Statements.

5

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	93.2%
Brazil	10.2%
Arcos Dorados Holdings, Inc. - Class A		631,773	$5,212,127
B3 S.A. - Brasil Bolsa Balcao(a)		9,460,157	33,604,619
Banco BTG Pactual S.A.(a)		3,730,653	40,541,417
Multiplan Empreendimentos Imobiliarios S.A.(a)		2,794,211	17,159,542
Petroleo Brasileiro S.A. - ADR		1,449,435	30,075,776
Rede D'Or Sao Luiz S.A.(b)		1,991,152	14,980,201
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.(a)		6,119,118	4,394,552
			145,968,234
Canada	2.5%
Barrick Mining Corp.		866,916	35,361,504
China	25.4%
Bilibili, Inc. - Class Z(a)		510,560	11,508,561
China Life Insurance Co. Ltd. - Class H		9,148,521	29,185,911
China Oilfield Services Ltd. - Class H		9,336,288	10,697,503
CITIC Securities Co. Ltd. - Class A		7,987,295	28,113,901
Contemporary Amperex Technology Co. Ltd. - Class A		245,704	14,580,712
ENN Energy Holdings Ltd.		2,839,976	23,124,267
H World Group Ltd.		1,567,000	7,927,693
Kunlun Energy Co. Ltd.		4,556,000	4,163,033
NAURA Technology Group Co. Ltd. - Class A		351,807	23,205,007
NetEase, Inc.		658,100	14,705,122
PetroChina Co. Ltd. - Class H		13,304,000	18,251,245
Sungrow Power Supply Co. Ltd. - Class A		684,794	15,276,769
Tencent Holdings Ltd.		1,412,584	89,095,036
Tencent Holdings Ltd. - ADR		128,000	8,092,160
Tencent Music Entertainment Group - Class A		1,483,777	7,112,549
Tongcheng Travel Holdings Ltd.		3,022,824	6,993,619
Trip.com Group Ltd.		684,330	33,818,717
Xiaomi Corp. - Class B(a)(b)		4,328,400	17,879,157
			363,730,962
Hong Kong	3.7%
Hong Kong Exchanges & Clearing Ltd.		1,043,377	52,636,281
India	3.3%
HCL Technologies Ltd.		351,803	5,063,398
HDFC Bank Ltd. - ADR		656,612	16,336,506
Infosys Ltd. - ADR		228,000	3,080,280
Larsen & Toubro Ltd.		250,414	9,309,829
Mahindra & Mahindra Ltd.		117,788	3,694,605
Tata Consultancy Services Ltd.		185,650	4,674,790
UltraTech Cement Ltd.		49,695	5,676,111
			47,835,519
Indonesia	2.7%
Bank Mandiri Persero Tbk PT		74,789,803	20,993,675

See Notes to Financial Statements.

6

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Bank Rakyat Indonesia Persero Tbk PT		38,187,854	$7,630,736
Mitra Adiperkasa Tbk PT		132,379,909	9,416,137
			38,040,548
Mexico	6.4%
Bolsa Mexicana de Valores S.A.B. de C.V.		2,762,179	5,843,990
Cemex S.A.B. de C.V. - ADR		2,402,146	27,480,550
Grupo Financiero Banorte S.A.B. de C.V., Series O		3,153,156	34,970,951
Wal-Mart de Mexico S.A.B. de C.V.		7,175,746	23,301,256
			91,596,747
Russia	0.0%
Gazprom PJSC - ADR(a)(c)		306,786	—
Globaltrans Investment PLC - REG - GDR(a)(c)		757,185	—
			—
Singapore	1.1%
Sea Ltd. - ADR(a)		192,708	15,958,149
South Africa	2.8%
FirstRand Ltd.		6,056,293	31,004,050
Naspers Ltd. - Class N		187,981	9,723,695
			40,727,745
South Korea	11.5%
Samsung Card Co. Ltd.		11,303	402,189
Samsung Electronics Co. Ltd.		149,457	17,480,699
Samsung Electronics Co. Ltd. - REG - GDR		6,144	17,766,505
Samsung Life Insurance Co. Ltd.		269,482	38,856,026
SK hynix, Inc.		109,068	61,881,380
SK Square Co. Ltd.(a)		83,555	27,510,693
			163,897,492
Taiwan	14.6%
Taiwan Semiconductor Manufacturing Co. Ltd.		3,043,816	176,037,652
Yuanta Financial Holding Co. Ltd.		23,268,101	33,077,115
			209,114,767
United Arab Emirates	4.3%
Abu Dhabi Commercial Bank PJSC		3,757,165	12,827,724
Aldar Properties PJSC		13,383,309	28,927,010
Emaar Properties PJSC		5,906,913	19,330,005
			61,084,739
United Kingdom	3.0%
Anglogold Ashanti PLC		431,833	43,102,116
United States	1.7%
MercadoLibre, Inc.(a)		13,747	23,768,838
TOTAL COMMON STOCKS (Cost $1,018,614,651)			1,332,823,641
PREFERRED STOCKS	3.4%
Brazil	3.4%
Itau Unibanco Holding S.A. - ADR, 3.90%(d)		5,813,500	48,717,130
TOTAL PREFERRED STOCKS (Cost $27,077,499)			48,717,130

See Notes to Financial Statements.

7

PERPETUAL AMERICAS FUNDS TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	3.2%
Northern Institutional Treasury Portfolio (Premier Class), 3.53%(e)		46,204,049	$46,204,049
TOTAL SHORT-TERM INVESTMENTS (Cost $46,204,049)			46,204,049
TOTAL INVESTMENTS (Cost $1,091,896,199)	99.8%		1,427,744,820
NET OTHER ASSETS (LIABILITIES)	0.2%		2,896,257
NET ASSETS	100.0%		$1,430,641,077

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, these securities had a total value of $32,859,358 or 2% of net assets.

(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)7-day current yield as of March 31, 2026 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered
At March 31, 2026 the industry sectors (excluding short-term investments) for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets
Financials	30.4%
Information Technology	22.8
Communication Services	9.1
Consumer Discretionary	8.4
Materials	7.8
Industrials	4.9
Real Estate	4.6
Energy	4.1
Utilities	1.9
Consumer Staples	1.6
Health Care	1.0
Total	96.6%

See Notes to Financial Statements.

8

PERPETUAL AMERICAS FUNDS TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.5%
Australia	4.2%
QBE Insurance Group Ltd.		1,110,740	$16,390,925
Woodside Energy Group Ltd.		140,277	3,392,284
			19,783,209
Belgium	2.0%
Elia Group S.A./N.V.		62,049	9,530,675
Canada	5.0%
Alimentation Couche-Tard, Inc.		234,987	13,319,477
Teck Resources Ltd. - Class B		189,413	9,817,179
			23,136,656
France	10.1%
Dassault Systemes S.E.		381,529	7,723,769
Publicis Groupe S.A.		186,133	15,406,139
Schneider Electric S.E.		28,330	7,716,571
Thales S.A.		55,090	16,154,878
			47,001,357
Germany	19.2%
Brenntag S.E.		119,498	8,094,587
Deutsche Boerse A.G.		77,588	22,729,048
E.ON S.E.		653,383	14,310,049
Heidelberg Materials A.G.		71,357	15,058,932
Infineon Technologies A.G.		199,741	9,061,478
Merck KGaA		96,176	12,219,525
Siemens A.G. - REG		32,325	7,875,473
			89,349,092
Ireland	3.8%
AIB Group PLC		650,660	6,945,870
CRH PLC		100,947	10,561,128
			17,506,998
Italy	3.5%
Leonardo S.p.A.		238,261	16,206,387
Japan	17.2%
Daifuku Co. Ltd.		234,976	8,296,786
Ebara Corp.		452,676	12,814,413
Japan Exchange Group, Inc.		1,543,102	18,020,319
Nippon Sanso Holdings Corp.		404,985	14,360,121
Resona Holdings, Inc.		1,039,784	11,861,593
SoftBank Corp.		10,964,411	14,671,735
			80,024,967
Netherlands	1.2%
Universal Music Group N.V.		294,757	5,721,476
Norway	2.5%
Equinor ASA		272,827	11,623,627

See Notes to Financial Statements.

9

PERPETUAL AMERICAS FUNDS TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Spain	2.5%
CaixaBank S.A.		989,896	$11,866,536
Sweden	1.7%
Svenska Handelsbanken AB - Class A		620,578	8,181,529
Switzerland	4.2%
Cie Financiere Richemont S.A. - Class A - REG		35,817	6,324,069
Roche Holding A.G.		33,624	13,419,031
			19,743,100
United Kingdom	19.4%
3i Group PLC		186,736	6,085,915
British American Tobacco PLC		215,036	12,484,739
Compass Group PLC		485,583	13,548,218
London Stock Exchange Group PLC		83,195	9,824,312
National Grid PLC		917,836	15,493,159
Shell PLC		451,837	20,926,852
Smith & Nephew PLC		757,959	12,009,113
			90,372,308
TOTAL COMMON STOCKS (Cost $436,838,972)			450,047,917
SHORT-TERM INVESTMENTS	2.7%
Northern Institutional Treasury Portfolio (Premier Class), 3.53%(a)		12,515,030	12,515,030
TOTAL SHORT-TERM INVESTMENTS (Cost $12,515,030)			12,515,030
TOTAL INVESTMENTS (Cost $449,354,002)	99.2%		462,562,947
NET OTHER ASSETS (LIABILITIES)	0.8%		3,666,006
NET ASSETS	100.0%		$466,228,953

(a)7-day current yield as of March 31, 2026 is disclosed.

Abbreviations:
REG – Registered
At March 31, 2026 the industry sectors (excluding short-term investments) for the JOHCM International Opportunities Fund were:

Sector Allocation	% of Net Assets
Financials	23.9%
Industrials	16.6
Materials	10.7
Utilities	8.4
Health Care	8.1
Energy	7.7
Communication Services	7.6
Consumer Staples	5.6
Consumer Discretionary	4.2
Information Technology	3.7
Total	96.5%

See Notes to Financial Statements.

10

PERPETUAL AMERICAS FUNDS TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.1%
Australia	3.4%
Northern Star Resources Ltd.		3,384,809	$49,204,275
Orica Ltd.		2,818,917	39,618,661
			88,822,936
Belgium	4.4%
KBC Group N.V.		460,618	56,375,961
UCB S.A.		198,098	59,686,286
			116,062,247
Brazil	1.6%
NU Holdings Ltd. - Class A(a)		2,940,000	42,247,800
Canada	7.5%
Ivanhoe Mines Ltd. - Class A(a)		4,213,586	36,014,332
Lundin Gold, Inc.		723,635	55,390,119
Teck Resources Ltd. - Class B		951,030	49,291,398
Wheaton Precious Metals Corp.		416,442	54,663,439
			195,359,288
Denmark	1.8%
Genmab A/S(a)		171,046	46,066,366
France	2.0%
Danone S.A.		647,335	51,726,689
Germany	12.4%
Deutsche Boerse A.G.		200,500	58,735,555
E.ON S.E.		2,988,328	65,448,778
MTU Aero Engines A.G.		116,300	42,428,441
RWE A.G.		778,923	52,405,045
Siemens A.G. - REG		216,996	52,867,627
Siemens Energy A.G.		308,967	53,281,231
			325,166,677
Guatemala	2.5%
Millicom International Cellular S.A.		873,837	65,485,345
Hong Kong	1.9%
Hong Kong Exchanges & Clearing Ltd.		989,272	49,906,792
Japan	23.6%
Advantest Corp.		301,859	41,658,556
Anritsu Corp.		2,729,675	49,566,397
Hitachi Ltd.		1,983,712	58,193,165
Japan Exchange Group, Inc.		4,792,508	55,966,827
Japan Steel Works (The) Ltd.		926,465	51,033,268
Kajima Corp.		1,302,867	49,702,646
Mitsui Kinzoku Co. Ltd.		242,958	46,085,448
Organo Corp.		525,910	47,497,824
Rakuten Bank Ltd.(a)		1,122,010	41,020,343
Resona Holdings, Inc.		3,865,229	44,093,555
SBI Holdings, Inc.		2,417,315	44,759,858

See Notes to Financial Statements.

11

PERPETUAL AMERICAS FUNDS TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Taisei Corp.		441,643	$45,754,986
Yokogawa Electric Corp.		1,381,551	42,695,127
			618,028,000
Netherlands	5.6%
Argenx S.E.(a)		69,244	50,253,081
Euronext N.V.(b)		339,901	54,581,955
Prosus N.V.(a)		867,827	40,176,548
			145,011,584
Portugal	1.9%
Banco Comercial Portugues S.A. - REG		50,654,320	49,335,689
Singapore	4.3%
DBS Group Holdings Ltd.		1,212,562	53,959,165
Singapore Exchange Ltd.		3,908,934	59,631,325
			113,590,490
Sweden	2.3%
Sandvik AB		1,555,832	59,809,061
Switzerland	9.0%
Galderma Group A.G.		298,995	58,762,627
Roche Holding A.G.		154,527	61,670,311
Sandoz Group A.G.		771,057	60,412,999
UBS Group A.G. - REG		1,365,869	53,259,870
			234,105,807
United Kingdom	12.9%
Barclays PLC		9,606,932	50,277,726
Centrica PLC		23,621,303	66,882,252
National Grid PLC		3,639,978	61,443,175
Rio Tinto PLC		584,256	54,203,605
Rolls-Royce Holdings PLC		3,799,590	57,724,990
Unilever PLC		849,474	46,635,608
			337,167,356
TOTAL COMMON STOCKS (Cost $2,071,473,553)			2,537,892,127
SHORT-TERM INVESTMENTS	1.8%
Northern Institutional Treasury Portfolio (Premier Class), 3.53%(c)		48,548,372	48,548,372
TOTAL SHORT-TERM INVESTMENTS (Cost $48,548,372)			48,548,372
TOTAL INVESTMENTS (Cost $2,120,021,925)	98.9%		2,586,440,499
NET OTHER ASSETS (LIABILITIES)	1.1%		27,575,350
NET ASSETS	100.0%		$2,614,015,849

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, these securities had a total value of $54,581,955 or 2% of net assets.

(c)7-day current yield as of March 31, 2026 is disclosed.

Abbreviations:
REG – Registered

See Notes to Financial Statements.

12

PERPETUAL AMERICAS FUNDS TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

At March 31, 2026 the industry sectors (excluding short-term investments) for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Financials	27.2%
Industrials	19.7
Materials	14.8
Health Care	13.0
Utilities	9.4
Information Technology	5.1
Consumer Staples	3.8
Communication Services	2.5
Consumer Discretionary	1.6
Total	97.1%

See Notes to Financial Statements.

13

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2026 (Unaudited)

	JOHCM Emerging Markets Discovery Fund	JOHCM Emerging Markets Opportunities Fund
Assets:
Investments, at cost	$72,571,610	$1,091,896,199
Investments, at value	78,935,998	1,427,744,820
Foreign currencies (Cost: $84,821 and $632,056, respectively)	84,162	638,560
Receivable for dividends	207,184	4,051,305
Reclaims receivable	16,044	239,709
Receivable for investments sold	816,360	154
Receivables for capital shares sold	20,811	559,450
Receivable from investment adviser	14,944	—
Prepaid expenses	23,950	79,119
Total Assets	80,119,453	1,433,313,117
Liabilities:
Securities purchased payable	1,265,891	—
Capital shares redeemed payable	1,341	1,116,684
Investment advisory fees payable	72,172	1,122,223
Accounting and Administration fees payable	42,071	300,425
Shareholder Services fees payable - Institutional Shares	—	12,427
Distribution (Rule 12b-1) fees payable - Advisor Shares	443	4,964
Distribution (Rule 12b-1) fees payable - Investor Shares	—	6,132
Compliance fees payable	1,213	23,587
Foreign Tax Agent fees payable	28,829	4,859
Accrued expenses and other payables	19,562	80,739
Total Liabilities	1,431,522	2,672,040
Net Assets	$78,687,931	$1,430,641,077
Net Assets:
Paid in capital	$67,750,519	$1,063,813,360
Distributable earnings (loss)	10,937,412	366,827,717
Net Assets	$78,687,931	$1,430,641,077
Net Assets:
Advisor	$5,363,634	$56,949,984
Investor	—	27,981,140
Institutional Class	73,324,297	1,345,709,953
Share of Common Stock Outstanding:
Advisor	364,072	3,781,638
Investor	—	1,859,135
Institutional Class	4,984,819	89,158,935
Net Asset Value per Share:
Advisor	$14.73	$15.06
Investor	—	15.05
Institutional Class	14.71	15.09

See Notes to Financial Statements.

14

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2026 (Unaudited)

	JOHCM International Opportunities Fund	JOHCM International Select Fund
Assets:
Investments, at cost	$449,354,002	$2,120,021,925
Investments, at value	462,562,947	2,586,440,499
Foreign currencies (Cost: $307,008 and $1,382,825, respectively)	308,643	1,381,530
Receivable for dividends	2,950,401	8,034,001
Reclaims receivable	640,387	21,740,022
Receivables for capital shares sold	3,703,461	645,649
Receivable from investment adviser	156,193	3,114
Prepaid expenses	95,932	69,569
Total Assets	470,417,964	2,618,314,384
Liabilities:
Securities purchased payable	3,410,707	—
Capital shares redeemed payable	372,485	1,662,650
Investment advisory fees payable	295,814	1,915,153
Accounting and Administration fees payable	69,970	432,838
Shareholder Services fees payable - Institutional Shares	—	38,889
Distribution (Rule 12b-1) fees payable - Investor Shares	—	32,235
Compliance fees payable	7,169	44,094
Foreign Tax Agent fees payable	162	1,983
Accrued expenses and other payables	32,704	170,693
Total Liabilities	4,189,011	4,298,535
Net Assets	$466,228,953	$2,614,015,849
Net Assets:
Paid in capital	$434,233,160	$1,963,968,687
Distributable earnings (loss)	31,995,793	650,047,162
Net Assets	$466,228,953	$2,614,015,849
Net Assets:
Investor	$—	$149,179,838
Institutional Class	466,228,953	2,464,836,011
Share of Common Stock Outstanding:
Investor	—	5,375,202
Institutional Class	31,309,755	89,202,017
Net Asset Value per Share:
Investor	$—	$27.75
Institutional Class	14.89	27.63

See Notes to Financial Statements.

15

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2026 (Unaudited)

	JOHCM Emerging Markets Discovery Fund	JOHCM Emerging Markets Opportunities Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $57,624 and $1,978,294, respectively)	$535,126	$14,564,709
Operating expenses:
Investment advisory	377,916	6,472,194
Distribution (Rule 12b-1) fees - Advisor Shares	2,420	29,718
Distribution (Rule 12b-1) fees - Investor Shares	—	37,146
Accounting and Administration fees	66,301	468,892
Investment advisory waiver recoupments	—	53,764
Audit fees	12,133	50,597
Shareholder services - Institutional Shares	—	12,428
Compliance fees	2,257	45,069
Trustees	4,244	85,466
Legal	6,050	121,707
Registration	19,917	42,304
Foreign tax agent fees	28,829	4,859
Interest expense	—	1,173
Other	12,696	116,976
Total expenses before reductions	532,763	7,542,293
Expenses reduced by investment advisor	(84,042)	—
Net expenses	448,721	7,542,293
Net investment income	86,405	7,022,416
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	6,469,340	70,213,680
Net realized losses from foreign currency transactions	(13,488)	(892,135)
Change in unrealized appreciation (depreciation) on investments	(3,755,800)	13,697,283
Change in unrealized appreciation (depreciation) on foreign currency	(5,421)	(41,092)
Net realized and unrealized gains from investment activities	2,694,631	82,977,736
Change in Net Assets Resulting from Operations	$2,781,036	$90,000,152

See Notes to Financial Statements.

16

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2026 (Unaudited)

	JOHCM International Opportunities Fund	JOHCM International Select Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $507,349 and $2,317,083, respectively)	$5,898,867	$21,307,765
Operating expenses:
Investment advisory	1,685,036	12,179,444
Distribution (Rule 12b-1) fees - Investor Shares	—	273,394
Accounting and Administration fees	99,898	651,419
Audit fees	22,809	92,480
Shareholder services - Institutional Shares	—	82,831
Compliance fees	13,655	92,217
Trustees	26,048	176,526
Legal	36,308	254,614
Registration	68,966	31,420
Foreign tax agent fees	162	1,983
Interest expense	—	14,224
Other	30,297	202,645
Total expenses before reductions	1,983,179	14,053,197
Expenses reduced by investment advisor	(859,819)	(13,080)
Net expenses	1,123,360	14,040,117
Net investment income	4,775,507	7,267,648
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	21,785,772	265,924,261
Net realized losses from foreign currency transactions	(111,998)	(899,047)
Change in unrealized appreciation (depreciation) on investments	(6,615,818)	(211,046,671)
Change in unrealized appreciation (depreciation) on foreign currency	(3,548)	(541,704)
Net realized and unrealized gains from investment activities	15,054,408	53,436,839
Change in Net Assets Resulting from Operations	$19,829,915	$60,704,487

See Notes to Financial Statements.

17

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2026 (Unaudited) and the year ended September 30, 2025

	JOHCM Emerging Markets Discovery Fund		JOHCM Emerging Markets Opportunities Fund
	2026	2025	2026	2025
Increase (decrease) in net assets:
Operations:
Net investment income	$86,405	$557,069	$7,022,416	$18,506,611
Net realized gains (losses) from investments and foreign currency transactions	6,455,852	8,227,082	69,321,545	22,286,673
Change in unrealized appreciation (depreciation) on investments and foreign currency	(3,761,221)	(1,454,882)	13,656,191	177,972,114
Change in net assets resulting from operations	2,781,036	7,329,269	90,000,152	218,765,398
Dividends paid to shareholders:
From distributable earnings:
Advisor Shares	(531,476)	(417,671)	(2,252,079)	(494,463)
Investor Shares	—	—	(985,247)	(241,935)
Institutional Shares	(7,082,967)	(4,470,860)	(51,407,125)	(12,157,253)
Total dividends paid to shareholders	(7,614,443)	(4,888,531)	(54,644,451)	(12,893,651)
Net Capital Transactions:
Advisor Shares	751,230	(2,931,034)	(3,002,948)	3,658,289
Investor Shares	—	—	(4,581,999)	(1,812,124)
Institutional Shares	16,417,779	(1,607,216)	66,550,241	(47,447,602)
Change in net assets from capital transactions	17,169,009	(4,538,250)	58,965,294	(45,601,437)
Change in net assets	12,335,602	(2,097,512)	94,320,995	160,270,310
Net assets:
Beginning of period	66,352,329	68,449,841	1,336,320,082	1,176,049,772
End of period	$78,687,931	$66,352,329	$1,430,641,077	$1,336,320,082

See Notes to Financial Statements.

18

PERPETUAL AMERICAS FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2026 (Unaudited) and the year ended September 30, 2025

	JOHCM International Opportunities Fund		JOHCM International Select Fund
	2026	2025	2026	2025
Increase (decrease) in net assets:
Operations:
Net investment income	$4,775,507	$3,136,231	$7,267,648	$16,520,281
Net realized gains (losses) from investments and foreign currency transactions	21,673,774	1,597,830	265,025,214	695,428,741
Change in unrealized appreciation (depreciation) on investments and foreign currency	(6,619,366)	17,145,120	(211,588,375)	(391,843,148)
Change in net assets resulting from operations	19,829,915	21,879,181	60,704,487	320,105,874
Dividends paid to shareholders:
From distributable earnings:
Investor Shares	—	—	(7,051,514)	(5,371,163)
Institutional Shares	(12,226,344)	(1,849,483)	(84,067,520)	(64,778,338)
Total dividends paid to shareholders	(12,226,344)	(1,849,483)	(91,119,034)	(70,149,501)
Net Capital Transactions:
Investor Shares	—	—	(106,206,616)	(185,661,520)
Institutional Shares	69,245,708	334,597,388	(262,237,315)	(2,081,554,894)
Change in net assets from capital transactions	69,245,708	334,597,388	(368,443,931)	(2,267,216,414)
Change in net assets	76,849,279	354,627,086	(398,858,478)	(2,017,260,041)
Net assets:
Beginning of period	389,379,674	34,752,588	3,012,874,327	5,030,134,368
End of period	$466,228,953	$389,379,674	$2,614,015,849	$3,012,874,327

See Notes to Financial Statements.

19

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the years indicated

	Advisor Shares
JOHCM Emerging Markets Discovery Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of period	$15.92	$15.29	$12.59	$10.38	$18.35	$13.40
Income (loss) from investment operations:
Net investment income(a)	0.01	0.11	0.12	0.03	0.07	0.01
Net realized and unrealized gains (losses) from investments and foreign currency	0.60	1.73	2.68	2.29	(3.22)	5.00
Total from investment operations	0.61	1.84	2.80	2.32	(3.15)	5.01
Less distributions paid:
From net investment income	(0.04)	(0.19)	(0.10)	(0.11)	(0.05)	(0.06)
From net realized gains	(1.76)	(1.02)	—	—	(4.77)	—
Total distributions paid	(1.80)	(1.21)	(0.10)	(0.11)	(4.82)	(0.06)
Change in net asset value	(1.19)	0.63	2.70	2.21	(7.97)	4.95
Net asset value, end of period	$14.73	$15.92	$15.29	$12.59	$10.38	$18.35
Total return	4.32%(b)	13.35%	22.35%	22.49%(c)	(23.44%)	37.50%
Ratios/Supplemental data:
Net assets, end of period (000's)	$5,364	$4,943	$7,826	$4,453	$8,946	$15,209
Ratio of net expenses to average net assets	1.34%(d)	1.34%	1.45%	1.59%	1.59%	1.63%
Ratio of net investment income to average net assets	0.16%(d)	0.76%	0.81%	0.27%	0.53%	0.06%
Ratio of gross expenses to average net assets	1.57%(d)	1.70%	1.75%	1.95%	1.86%	1.94%
Portfolio turnover rate(e)	82.71%(b)	138.32%	119.54%	155.29%	123.95%	163.54%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	The Adviser reimbursed the Fund $12,829 during the period in connection with an error. Such reimbursement was 0.04% to the Fund’s total return on the payment date.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

20

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the years indicated

	Institutional Shares
JOHCM Emerging Markets Discovery Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of period	$15.92	$15.28	$12.60	$10.39	$18.38	$13.42
Income (loss) from investment operations:
Net investment income(a)	0.02	0.14	0.12	0.05	0.09	0.03
Net realized and unrealized gains (losses) from investments and foreign currency	0.59	1.73	2.69	2.28	(3.24)	5.00
Total from investment operations	0.61	1.87	2.81	2.33	(3.15)	5.03
Less distributions paid:
From net investment income	(0.06)	(0.21)	(0.13)	(0.12)	(0.07)	(0.07)
From net realized gains	(1.76)	(1.02)	—	—	(4.77)	—
Total distributions paid	(1.82)	(1.23)	(0.13)	(0.12)	(4.84)	(0.07)
Change in net asset value	(1.21)	0.64	2.68	2.21	(7.99)	4.96
Net asset value, end of period	$14.71	$15.92	$15.28	$12.60	$10.39	$18.38
Total return	4.34%(b)	13.55%	22.44%	22.58%(c)	(23.44%)	37.60%
Ratios/Supplemental data:
Net assets, end of period (000's)	$73,324	$61,409	$60,624	$45,886	$24,382	$32,279
Ratio of net expenses to average net assets	1.24%(d)	1.24%	1.36%	1.49%	1.49%	1.53%
Ratio of net investment income to average net assets	0.25%(d)	0.98%	0.86%	0.38%	0.71%	0.18%
Ratio of gross expenses to average net assets	1.47%(d)	1.61%	1.65%	1.87%	1.76%	1.84%
Portfolio turnover rate(e)	82.71%(b)	138.32%	119.54%	155.29%	123.95%	163.54%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	The Adviser reimbursed the Fund $12,829 during the period in connection with an error. Such reimbursement was 0.04% to the Fund’s total return on the payment date.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

21

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the years indicated

	Advisor Shares
JOHCM Emerging Markets Opportunities Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of period	$14.69	$12.41	$10.35	$9.61	$12.69	$10.81
Income (loss) from investment operations:
Net investment income(a)	0.07	0.19	0.19	0.18	0.29	0.20
Net realized and unrealized gains (losses) from investments and foreign currency	0.89	2.22	2.05	0.77	(2.87)	1.81
Total from investment operations	0.96	2.41	2.24	0.95	(2.58)	2.01
Less distributions paid:
From net investment income	(0.45)	(0.13)	(0.18)	(0.21)	(0.50)	(0.13)
From net realized gains	(0.14)	—	—	—	—	—
Total distributions paid	(0.59)	(0.13)	(0.18)	(0.21)	(0.50)	(0.13)
Change in net asset value	0.37	2.28	2.06	0.74	(3.08)	1.88
Net asset value, end of period	$15.06	$14.69	$12.41	$10.35	$9.61	$12.69
Total return	6.62%(b)	19.65%	21.95%	9.83%	(21.18%)	18.64%
Ratios/Supplemental data:
Net assets, end of period (000's)	$56,950	$58,296	$45,146	$37,590	$65,363	$81,462
Ratio of net expenses to average net assets	1.13%(c), (d)	1.13%	1.14%	1.11%	1.10%	1.12%
Ratio of net investment income to average net assets	0.89%(c), (d)	1.54%	1.75%	1.68%	2.55%	1.51%
Ratio of gross expenses to average net assets	1.13%(c), (d)	1.13%	1.14%	1.11%	1.11%	1.13%
Ratio of expense recoupment to average net assets	—	— (e)	—	—	—	—
Portfolio turnover rate(f)	21.00%(b)	14.12%	37.00%	29.34%	41.23%	38.60%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Ratios include Interest Expense of $49 for the six months ended March 31, 2026. Expense ratios would have been lower by 0.00% and Net investment income ratio would have been higher by 0.00% excluding this expense.
(e)	Amount rounds to less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

22

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the years indicated

	Investor Shares
JOHCM Emerging Markets Opportunities Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of period	$14.67	$12.39	$10.33	$9.61	$12.67	$10.80
Income (loss) from investment operations:
Net investment income(a)	0.05	0.17	0.18	0.17	0.28	0.19
Net realized and unrealized gains (losses) from investments and foreign currency	0.89	2.21	2.05	0.76	(2.88)	1.80
Total from investment operations	0.94	2.38	2.23	0.93	(2.60)	1.99
Less distributions paid:
From net investment income	(0.42)	(0.10)	(0.17)	(0.21)	(0.46)	(0.12)
From net realized gains	(0.14)	—	—	—	—	—
Total distributions paid	(0.56)	(0.10)	(0.17)	(0.21)	(0.46)	(0.12)
Change in net asset value	0.38	2.28	2.06	0.72	(3.06)	1.87
Net asset value, end of period	$15.05	$14.67	$12.39	$10.33	$9.61	$12.67
Total return	6.50%(b)	19.46%	21.88%	9.63%	(21.33%)	18.42%
Ratios/Supplemental data:
Net assets, end of period (000's)	$27,981	$31,456	$28,069	$24,014	$10,044	$9,854
Ratio of net expenses to average net assets	1.28%(c), (d)	1.28%	1.29%	1.27%	1.25%	1.27%
Ratio of net investment income to average net assets	0.70%(c), (d)	1.35%	1.60%	1.59%	2.43%	1.47%
Ratio of gross expenses to average net assets	1.28%(c), (d)	1.28%	1.29%	1.27%	1.26%	1.28%
Ratio of expense recoupment to average net assets	—	— (e)	—	—	—	—
Portfolio turnover rate(f)	21.00%(b)	14.12%	37.00%	29.34%	41.23%	38.60%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Ratios include Interest Expense of $25 for the six months ended March 31, 2026. Expense ratios would have been lower by 0.00% and Net investment income ratio would have been higher by 0.00% excluding this expense.
(e)	Amount rounds to less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

23

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the years indicated

	Institutional Shares
JOHCM Emerging Markets Opportunities Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of period	$14.73	$12.45	$10.38	$9.64	$12.73	$10.85
Income (loss) from investment operations:
Net investment income(a)	0.08	0.20	0.19	0.18	0.31	0.21
Net realized and unrealized gains (losses) from investments and foreign currency	0.88	2.22	2.07	0.77	(2.88)	1.81
Total from investment operations	0.96	2.42	2.26	0.95	(2.57)	2.02
Less distributions paid:
From net investment income	(0.46)	(0.14)	(0.19)	(0.21)	(0.52)	(0.14)
From net realized gains	(0.14)	—	—	—	—	—
Total distributions paid	(0.60)	(0.14)	(0.19)	(0.21)	(0.52)	(0.14)
Change in net asset value	0.36	2.28	2.07	0.74	(3.09)	1.88
Net asset value, end of period	$15.09	$14.73	$12.45	$10.38	$9.64	$12.73
Total return	6.63%(b)	19.71%	22.14%	9.89%	(21.11%)	18.70%
Ratios/Supplemental data:
Net assets, end of period (000's)	$1,345,710	$1,246,568	$1,102,835	$858,629	$575,508	$738,534
Ratio of net expenses to average net assets	1.04%(c), (d)	1.04%	1.04%	1.04%	1.02%	1.02%
Ratio of net investment income to average net assets	0.99%(c), (d)	1.60%	1.75%	1.69%	2.70%	1.61%
Ratio of gross expenses to average net assets	1.04%(c), (d)	1.04%	1.05%	1.04%	1.03%	1.03%
Ratio of expense recoupment to average net assets	0.01%	0.01%	—	—	—	—
Portfolio turnover rate(e)	21.00%(b)	14.12%	37.00%	29.34%	41.23%	38.60%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Ratios include Interest Expense of $1,099 for the six months ended March 31, 2026. Expense ratios would have been lower by 0.00% and Net investment income ratio would have been higher by 0.00% excluding this expense.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

24

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the years indicated

	Institutional Shares
JOHCM International Opportunities Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of period	$14.65	$13.51	$10.85	$8.31	$11.82	$10.48
Income (loss) from investment operations:
Net investment income(a)	0.16	0.32	0.39	0.21	0.17	0.22
Net realized and unrealized gains (losses) from investments and foreign currency	0.48	1.50	2.34	2.54	(2.03)	1.39
Total from investment operations	0.64	1.82	2.73	2.75	(1.86)	1.61
Less distributions paid:
From net investment income	(0.13)	(0.27)	(0.07)	(0.21)	(0.27)	(0.17)
From net realized gains	(0.27)	(0.41)	—	—	(1.38)	(0.10)
Total distributions paid	(0.40)	(0.68)	(0.07)	(0.21)	(1.65)	(0.27)
Change in net asset value	0.24	1.14	2.66	2.54	(3.51)	1.34
Net asset value, end of period	$14.89	$14.65	$13.51	$10.85	$8.31	$11.82
Total return	4.52%(b)	14.49%	25.30%	33.32%	(17.89%)	15.39%
Ratios/Supplemental data:
Net assets, end of period (000's)	$466,229	$389,380	$34,753	$1,973	$1,508	$3,465
Ratio of net expenses to average net assets	0.50%(c)	0.50%	0.50%	0.78%	0.88%	0.89%
Ratio of net investment income to average net assets	2.13%(c)	2.36%	3.12%	2.00%	1.66%	1.83%
Ratio of gross expenses to average net assets	0.88%(c)	0.93%	1.42%	4.20%	3.34%	5.73%
Portfolio turnover rate	42.39%(b)	45.00%	44.16%	34.88%	68.19%	47.85%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.

See Notes to Financial Statements.

25

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the years indicated

	Investor Shares
JOHCM International Select Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of period	$28.14	$25.21	$21.39	$17.73	$31.07	$27.53
Income (loss) from investment operations:
Net investment income(a)	0.01	0.08	0.14	0.22	0.21	0.10
Net realized and unrealized gains (losses) from investments and foreign currency	0.38	3.18	4.06	3.69	(10.70)	4.25
Total from investment operations	0.39	3.26	4.20	3.91	(10.49)	4.35
Less distributions paid:
From net investment income	(0.43)	(0.33)	(0.38)	(0.25)	(0.23)	(0.04)
From net realized gains	(0.35)	—	—	—	(2.62)	(0.77)
Total distributions paid	(0.78)	(0.33)	(0.38)	(0.25)	(2.85)	(0.81)
Change in net asset value	(0.39)	2.93	3.82	3.66	(13.34)	3.54
Net asset value, end of period	$27.75	$28.14	$25.21	$21.39	$17.73	$31.07
Total return	1.43%(b)	13.16%	19.88%	22.13%	(37.43%)	15.94%
Ratios/Supplemental data:
Net assets, end of period (000's)	$149,180	$252,507	$412,375	$356,041	$376,893	$800,457
Ratio of net expenses to average net assets	1.18%(c), (d)	1.19%	1.21%	1.21%	1.21%	1.21%
Ratio of net investment income to average net assets	0.10%(c), (d)	0.32%	0.61%	1.03%	0.82%	0.33%
Ratio of gross expenses to average net assets	1.19%(c), (d)	1.21%	1.24%	1.23%	1.21%	1.21%
Ratio of expense recoupment to average net assets	—	0.02%	—	—	—	—
Portfolio turnover rate(e)	29.59%(b)	92.83%	77.73%	32.29%	58.91%	53.34%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Ratios include Interest Expense of $910 for the six months ended March 31, 2026. Expense ratios would have been lower by 0.00% and Net investment income ratio would have been higher by 0.00% excluding this expense.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

26

PERPETUAL AMERICAS FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the years indicated

	Institutional Shares
JOHCM International Select Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of period	$28.10	$25.17	$21.37	$17.74	$31.08	$27.53
Income (loss) from investment operations:
Net investment income(a)	0.08	0.11	0.19	0.26	0.27	0.18
Net realized and unrealized gains (losses) from investments and foreign currency	0.34	3.21	4.05	3.70	(10.69)	4.24
Total from investment operations	0.42	3.32	4.24	3.96	(10.42)	4.42
Less distributions paid:
From net investment income	(0.54)	(0.39)	(0.44)	(0.33)	(0.30)	(0.10)
From net realized gains	(0.35)	—	—	—	(2.62)	(0.77)
Total distributions paid	(0.89)	(0.39)	(0.44)	(0.33)	(2.92)	(0.87)
Change in net asset value	(0.47)	2.93	3.80	3.63	(13.34)	3.55
Net asset value, end of period	$27.63	$28.10	$25.17	$21.37	$17.74	$31.08
Total return	1.52%(b)	13.46%	20.10%	22.41%	(37.27%)	16.24%
Ratios/Supplemental data:
Net assets, end of period (000's)	$2,464,836	$2,760,367	$4,617,759	$4,911,162	$5,965,713	$12,273,819
Ratio of net expenses to average net assets	0.95%(c), (d)	0.96%	0.98%	0.98%	0.98%	0.96%
Ratio of net investment income to average net assets	0.53%(c), (d)	0.46%	0.82%	1.22%	1.05%	0.57%
Ratio of gross expenses to average net assets	0.95%(c), (d)	0.96%	0.99%	0.98%	0.98%	0.97%
Ratio of expense recoupment to average net assets	—	0.02%	—	—	—	—
Portfolio turnover rate(e)	29.59%(b)	92.83%	77.73%	32.29%	58.91%	53.34%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Ratios include Interest Expense of $13,314 for the six months ended March 31, 2026. Expense ratios would have been lower by 0.00% and Net investment income ratio would have been higher by 0.00% excluding this expense.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

27

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Perpetual Americas Funds Trust (the “Trust”) (formerly JOHCM Funds Trust) is a Massachusetts business trust operating under a Second Amended and Restated Agreement and Declaration of  Trust (the “Trust Agreement”).  As an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The JOHCM Emerging Markets Discovery Fund, the JOHCM Emerging Markets Opportunities Fund, the JOHCM International Opportunities Fund, and the JOHCM International Select Fund (each, a “Fund” and collectively, the “Funds”) are each a diversified fund, a series of the Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a management investment company. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest in separate series of the Trust.
Each Fund is authorized to issue up to four classes of shares as follows: Advisor, Investor, Institutional and Class Z shares. Each class of shares is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees and/or sub-transfer agency fees incurred, as applicable. As of March 31, 2026, the following classes of shares were in operation:

Fund	Commencement Date	Investment Objective
JOHCM Emerging Markets Discovery Fund	Advisor Shares: January 28, 2016 Institutional Shares: December 17, 2014	to seek long-term capital appreciation
JOHCM Emerging Markets Opportunities Fund	Advisor Shares: November 21, 2012 Investor Shares: December 18, 2013 Institutional Shares: November 21, 2012	to seek long-term capital appreciation
JOHCM International Opportunities Fund	Institutional Shares: September 29, 2016	to achieve long-term, risk-adjusted total return by investing in a portfolio of international equity securities
JOHCM International Select Fund	Investor Shares: March 31, 2010 Institutional Shares: July 29, 2009	to seek long-term capital appreciation
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
Prior to July 19, 2021, the JOHCM Emerging Markets Discovery Fund, the JOHCM Emerging Markets Opportunities Fund, the JOHCM International Opportunities Fund, and the JOHCM International Select Fund were each a series of Advisers Investment Trust (each, an “AIT Predecessor Fund” and together, the “AIT Predecessor Funds”). On July 19, 2021 the AIT Predecessor Funds were reorganized into the Trust.
A. Significant accounting policies related to investments are as follows:
INVESTMENT VALUATION
Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including adjustments made to quoted prices of a security, quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

28

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.
Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in closed-end investment companies are valued at the last quoted sales prices or official closing prices taken from the primary market or composite in which each security trades. Investments in other open-end registered investment companies, including money market funds, are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Trustees have designated JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services (the “Adviser” or “PAFS”), investment adviser to the Funds, as the Funds’ Valuation Designee with responsibility for establishing fair value, in accordance with the Trust's valuation policy, when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service did not provide a price, a furnished price was in error, certain stale prices, or an event occurred that materially affected the furnished price). In addition, fair value pricing may be used if events materially affecting the value of non-U.S. equity securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international equity securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds generally use a systematic valuation model provided by an approved independent third party pricing service to fair value their international equity securities. International equity securities which are fair valued pursuant to this valuation model or fair valued in connection with local market holidays are deemed to be Level 2 securities.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
The following is a summary of the valuation inputs used as of March 31, 2026 in valuing the Funds' investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
JOHCM Emerging Markets Discovery Fund
Common Stocks:
Brazil	$3,956,065	$—	$—	$3,956,065
Canada	959,296	—	—	959,296
Chile	240,340	—	—	240,340
China	305,716	9,798,898	—	10,104,614

29

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mexico	$2,931,395	$—	$—	$2,931,395
Peru	978,900	—	—	978,900
Russia	—	—	— **	—
Other*	—	53,829,216	—	53,829,216
Total Common Stocks	$9,371,712	$63,628,114	$ —	$72,999,826
Equity-Linked Securities	$—	$865,159	$—	$865,159
Preferred Stocks	651,275	—	—	651,275
Short-Term Investments	4,419,738	—	—	4,419,738
Total Investments	$14,442,725	$64,493,273	$ —	$78,935,998
JOHCM Emerging Markets Opportunities Fund
Common Stocks:
Brazil	$145,968,234	$—	$—	$145,968,234
Canada	35,361,504	—	—	35,361,504
China	8,092,160	355,638,802	—	363,730,962
India	19,416,786	28,418,733	—	47,835,519
Mexico	91,596,747	—	—	91,596,747
Russia	—	—	— **	—
Singapore	15,958,149	—	—	15,958,149
United States	23,768,838	—	—	23,768,838
Other*	—	608,603,688	—	608,603,688
Total Common Stocks	$340,162,418	$992,661,223	$ —	$1,332,823,641
Preferred Stocks	$48,717,130	$—	$—	$48,717,130
Short-Term Investments	46,204,049	—	—	46,204,049
Total Investments	$435,083,597	$992,661,223	$ —	$1,427,744,820
JOHCM International Opportunities Fund
Common Stocks:
Australia	$3,392,284	$16,390,925	$—	$19,783,209
Canada	23,136,656	—	—	23,136,656
Other*	—	407,128,052	—	407,128,052
Total Common Stocks	$26,528,940	$423,518,977	$ —	$450,047,917
Short-Term Investments	$12,515,030	$—	$—	$12,515,030
Total Investments	$39,043,970	$423,518,977	$ —	$462,562,947
JOHCM International Select Fund
Common Stocks:
Brazil	$42,247,800	$—	$—	$42,247,800
Canada	139,969,169	55,390,119	—	195,359,288
Guatemala	65,485,345	—	—	65,485,345
Other*	—	2,234,799,694	—	2,234,799,694
Total Common Stocks	$247,702,314	$2,290,189,813	$ —	$2,537,892,127
Short-Term Investments	$48,548,372	$—	$—	$48,548,372
Total Investments	$296,250,686	$2,290,189,813	$ —	$2,586,440,499

*	See additional categories in the Schedule of Investments.
**	Amount is $0.

30

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

As of March 31, 2026, there were Level 3 investments held in certain Funds as noted above and in the corresponding Schedules of Investments. These investments relate to Russian securities held in certain Funds that halted trading in 2022 when United States (“U.S.”) sanctions were imposed after the Russian invasion of Ukraine. There was no other Level 3 activity during the period. The value of these securities compared to each Fund's total net assets is not material and, therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.
EQUITY-LINKED SECURITIES
The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.
At March 31, 2026, the Funds held equity-linked securities issued by counterparties as follows:

Fund	Counterparty	Value	% of Net Assets
JOHCM Emerging Markets Discovery Fund	CLSA Global Markets Pte. Ltd.	$865,159	1.1%
CURRENCY TRANSACTIONS
The functional and reporting currency for the Funds is the U.S. dollar. The market values of non-U.S. securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in Net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.
The Funds may engage in spot currency transactions for the purpose of non-U.S. security settlement and operational processes. Certain Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign exchange contracts in the Statements of Operations.

31

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.
There were no forward foreign currency exchange contracts as of or for the six months ended March 31, 2026.
INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from non-U.S. securities are recorded on the ex-dividend date, or as soon as the information is available, and reflect applicable foreign withholdings taxes and any related reclaim amounts. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Each Fund, as applicable, records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Non-cash dividends are recognized as investment income at the fair value of the asset received.
EXPENSE ALLOCATIONS
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one Fund are allocated among the applicable Funds in the Trust on a pro-rata basis based on relative net assets or another reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.
The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.
DIVIDENDS AND DISTRIBUTIONS
Distributions of dividends from net investment income, if any, are declared and paid as follows:

Fund	Declaration and Payment Frequency
JOHCM Emerging Markets Discovery Fund	Annually
JOHCM Emerging Markets Opportunities Fund	Annually
JOHCM International Opportunities Fund	Annually
JOHCM International Select Fund	Annually
The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.
Distributions from net investment income and from net realized capital gain are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

32

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

U.S. FEDERAL INCOME TAX INFORMATION
No provision is made for U.S. federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
The Funds analyzed all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions that remain subject to examination. The Funds’ U.S. federal income tax returns for the tax years ended September 30, 2022 through September 30, 2025, as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
CAPITAL GAIN TAXES
Investments in certain non-U.S. securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments. The JOHCM Emerging Markets Discovery Fund and JOHCM Emerging Markets Opportunities Fund paid $12,850 and $326,329, respectively, in capital gain taxes which are netted with any refunds received during the period. This amount is included in the net realized gains (losses) from investment transactions on the Statements of Operations.
SUMMARY OF PRINCIPAL AND NON-PRINCIPAL RISKS
This section describes the principal risks and some related risks of investing in the Funds, listed in alphabetical order, but it does not describe every possible risk of investing in a Fund. Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. The significance of any specific risk to an investment in a Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. Your investment in a Fund may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others and not all risks will be applicable to all Funds. You should read all of the risk information for your Fund presented below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Adviser’s dependence, for certain of the Funds, on a quantitative strategy, and the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, evaluation of an issuer’s corporate governance practices, risk assessments, and/or the outlook on market trends and opportunities.
Allocation Risk. To the extent a Fund uses an asset allocation strategy as part of its investment strategy, there is a risk that the Fund’s allocation among sectors and countries will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment strategies, or that the investments themselves will not produce the returns expected.

33

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

China Risk. To the extent a Fund invests in securities of Chinese issuers, it may be subject to certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on non-U.S. ownership, variable interest entities (“VIEs”) risks, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. U.S. or non-U.S. government sanctions or other government’s interventions could preclude a Fund from making certain investments in China or result in a Fund selling investments in China at disadvantageous times or prices. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.
Additionally, in China, U.S. ownership of Chinese companies in certain sectors (including by U.S. persons and entities, inclusive of U.S. mutual funds) is prohibited. In order to facilitate non-U.S. investment, many Chinese companies have created VIEs that allow non-U.S. investors, through the use of contractual arrangements, to both exert a degree of control and to obtain substantially all of the economic benefits arising from a company without formal legal ownership. In 2023, the China Securities Regulatory Commission (“CSRC”) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and add costs to VIE structures. However, the Chinese government has not approved VIE structures and at any time without advance notice the Chinese government or a Chinese regulator or court could determine that the contractual arrangements constituting part of the VIE structure are unenforceable or do not comply with applicable law or regulations, these laws or regulations could change or be interpreted differently in the future, and the Chinese government also may with no advance notice otherwise intervene in or exert influence over VIE structures or the related Chinese operating companies. If the Chinese companies (or their officers, directors, or Chinese equity holders) breached their contracts or if Chinese officials and/or regulators withdraw any acceptance of the VIE structure or if new laws, rules or regulations relating to VIE structures are adopted U.S. investors could suffer substantial, detrimental, and possibly permanent effects with little or no recourse available. VIE structures do not offer the same level of investor protections as direct ownership. Investors may experience significant losses if VIE structures are altered or disputes emerge over control of the VIE.
CLO Risk. Collateralized loan obligations (“CLOs”) issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche and the type of the underlying debts and loans in the tranche. Investments in subordinate tranches may carry greater risk. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. Because the underlying assets in CLOs are loans, in the event an underlying loan is subject to liquidity risks such as the risk of extended settlement, investments in the corresponding CLOs may be indirectly subject to the same risks.
Convertible Securities Risk. Convertible securities subject a Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Certain “triggering events” may cause a Fund to lose the principal amount invested in a contingent convertible security and coupon payments on contingent convertible securities may be discretionary and cancelled by the issuer. Due to these factors, the value of contingent convertible securities is unpredictable, and holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. An actual or perceived decline in creditworthiness of an issuer of a fixed-income security held by a Fund may result in a decrease in the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured.

34

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

The credit rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition and does not reflect an assessment of an investment’s volatility or liquidity. Securities rated in the lowest category of investment grade are considered to have speculative characteristics. If a security held by a Fund loses its rating or its rating is downgraded, a Fund may nonetheless continue to hold the security in the discretion of the Adviser. In the case of asset-backed or mortgage-related securities, changes in the actual or perceived ability of the obligors on the underlying assets or mortgages to make payments of interest and/or principal may affect the values of those securities.
Currency Risk. A significant portion of a Fund’s assets may be denominated in non-U.S. currencies. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. Some emerging markets countries may have fixed or managed currencies that are not free- floating against the U.S. dollar. A Fund is not required to hedge its non-U.S. currency risk, although it may do so through non-U.S. currency exchange contracts and other methods. Therefore, to the extent a Fund does not hedge its non-U.S. currency risk, or the hedges are ineffective, the value of a Fund’s assets and income could be adversely affected by currency exchange rate movements. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.
Cybersecurity Risk. The computer systems, networks, and devices used by a Fund and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, and security breaches. Despite the various protections utilized by a Fund and its service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.
Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its NAV; impediments to trading; the inability of the Funds, the Adviser and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information. Any problems relating to the performance and effectiveness of security procedures used by a Fund or its service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on a Fund or its investors. Furthermore, as a Fund’s assets grow, it may become a more appealing target for cybersecurity threats such as hackers and malware.
Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.
Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the Funds and the Funds’ service providers to plan for, or respond to, a cyberattack. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.
Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying

35

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

securities to depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees.
Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request. Some Funds may also invest in certain depositary receipts without voting rights, for example, Thai non-voting depositary receipts (“NVDRs”). NVDRs are similar to other depositary receipts except that they do not allow the holder to participate in company decision making through voting. See Investment Strategies and Risks – Depositary Receipts in the Funds’ SAI for additional information.
Derivatives Risk. A derivative is an instrument with a value based on the performance of an underlying financial asset, index, or other measure. The types of derivatives that might be used by a Fund may include futures and forward contracts, options, swaps, and other similar instruments. The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. Derivatives can be complex and may perform in ways unanticipated by the Adviser. Derivatives may be volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.
Emerging Markets Risk. Investing in emerging market securities magnifies the risks inherent in non-U.S. investments. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks including or arising from political or economic instability, nationalization or confiscatory taxation, capital controls, currency exchange restrictions, tariffs and other sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Geopolitical events such as nationalization or expropriation could even cause the loss of the Fund’s entire investment in one or more countries. In addition, pandemics and outbreaks of contagious diseases may exacerbate pre-existing problems in emerging market countries with less established healthcare systems. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.
Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls, impacts of bilateral trade disputes and investment restrictions that are subject to political change and balance of payments position. Issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the United States.
Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the transportation and custody of such securities. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. A Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation. A sub-set of emerging markets, frontier markets, are less developed than other emerging markets and are the most speculative. They have the least number of investors and may not have a stock market on which to trade. Most frontier markets consist chiefly of stocks of financial, telecommunications, and consumer companies that count on monthly payments from customers. Investments in this sector are typically

36

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

illiquid, nontransparent, and subject to very low levels of regulation and high transaction fees. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Frontier market investments may be subject to substantial political and currency risk. The risk of investing in frontier markets can be increased due to government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by frontier market countries or their trading partners; and the relatively new and unsettled securities laws in many frontier market countries. These risks can result in the potential for extreme price volatility.
Equity-Linked Instruments Risk. There is a risk that, in addition to market risk and other risks of the referenced equity security, a Fund may experience a return that is different from that of the referenced equity security.
Equity-linked instruments also subject a Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of a Fund’s investment.
Equity Securities Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include both direct and indirect investments in such ownership interests, such as public and privately issued equity securities and common and preferred stocks, warrants and rights to subscribe to common stock or other equity securities, convertible securities, and derivative instruments that are expected or intended to track the price movement of equity indices. Different types of equity securities (including different types of instruments that provide direct or indirect exposure to ownership interests in issuers) provide different voting and dividend rights and priority in the event of a bankruptcy and/or insolvency of the issuer. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.
ESG Factor Risk. To the extent portfolio managers of a Fund incorporate environmental, social and/or governance considerations (“ESG factors”) into their investment process, the Fund will be subject to risks associated with the relevant ESG factors. Environmental performance criteria rate a company’s management of its environmental challenges, including its effort to reduce or offset the impacts of its products and operations. Social criteria measure how well a company manages its impact on the communities where it operates, including its treatment of local populations, its handling of human rights issues, its record regarding labor-management relations, anti-discrimination policies and practices, employee safety and the quality and safety record of a company’s products, its marketing practices and any involvement in regulatory or anti-competitive controversies. Governance criteria address a company’s investor relations and management practices, including company sustainability reporting, board accountability and business ethics policies and practices.
In general, use of ESG factors in the securities selection process will affect a Fund’s exposure to certain issuers, industries, sectors, regions, and countries; may lead to a smaller universe of investments than other funds that do not incorporate ESG factor analysis; and may negatively impact the relative performance of the Fund over the short, medium or even long term depending on how successfully those ESG factors are incorporated and whether such investments are in or out of favor.
Successful incorporation of ESG factors into a Fund’s overall investment strategy will depend on its portfolio managers’ ability to identify and analyze financially material ESG issues, and there can be no assurance that the strategy or techniques employed will be successful.
ETF Risk. In addition to the risks associated with the underlying assets held by an ETF, investments in ETFs may be subject to the following additional risks: (1) the market price of an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted if the listing exchange’s officials deem

37

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

such action appropriate; (4) a passively-managed ETF may not accurately track the performance of the reference asset; and (5) a passively- managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track. Investment in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.
Euro-and Eurozone-Related Risk. To the extent a Fund invests in investments located in Europe, it may be subject to risks not typically associated with investments in the United States. A majority of western European countries and a number of eastern European countries are members of the European Union, an intergovernmental union aimed at developing economic and political coordination and cooperation among its member states.
European countries that are members of the Economic and Monetary Union of the European Union (“EMU”) are subject to restrictions on inflation rates, interest rates, deficits, and debt levels. The EMU sets out different stages and commitments for member states to follow in an effort to achieve greater coordination of economic, fiscal, and monetary policies. As a condition to adopting the euro, EMU member states must also relinquish control of their monetary policies to the European Central Bank and become subject to certain monetary and fiscal controls imposed by the EMU. These controls remove EMU member states’ flexibility in implementing monetary policy measures to address regional economic conditions, which may impair their ability to respond to crises. A number of countries in the European Union have experienced, and may continue to experience, severe economic and financial difficulties. Additional European Union member countries may also fall subject to such difficulties.
These events could negatively affect the value and liquidity of a Fund’s investments in euro-denominated securities and derivatives contracts, as well as securities of issuers located in the European Union or with significant exposure to European Union issuers or countries, to the extent a Fund invests in such securities.
In 2020, the UK left the EU (commonly known as “Brexit”). The full extent of the political, economic and legal consequences of Brexit are not yet fully known, and the long-term impact of Brexit on the UK, the EU and the broader global economy may be significant. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of Brexit, the UK and European economies and the broader economy could be significantly impacted, potentially resulting in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits may cause additional market disruption globally and introduce new legal and regulatory uncertainties.
Fixed Income Risk. Some Funds may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases.
Your investment will decline in value if the value of a Fund’s investments decreases. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.
Focused Investment Risk. Focusing investments in a particular market, sector or value chain (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain. Because the Regnan Sustainable Water and Waste Fund focuses on water-and waste-related investments, the Regnan Sustainable Water and Waste Fund will be subject to a greater extent to risks associated with these value chains. Please see “Water-Related Risks” and “Waste-Related Risks” below for more information on these specific risks.
GARP Investment Strategy Risk. GARP investing involves buying stocks that have a reasonable price/earnings ratio in relationship to the relevant company’s earnings growth rate. To the extent a Fund uses a GARP investing strategy, the Fund’s performance may be adversely affected when stocks preferred by a GARP investing strategy underperform or are not favored by investors in prevailing market and economic conditions. To the extent a Fund’s GARP investment strategy incorporates value investing, the Fund will be subject to the risks associated with value securities. See “Value Investing Risk” below.

38

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Geographic Focus Risk. From time to time a Fund’s investment may be focused in a particular geographic region. The value of the investments of a Fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the Fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting such location are therefore likely to cause the value of a Fund’s shares to decrease, perhaps significantly.
Growth Investing Risk. The prices of growth stocks may be based largely on expectations of future earnings, and can decline rapidly and significantly in reaction to negative news about various factors, such as earnings, revenues, the economy, political developments, or other news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over a short or long period of time. Growth stocks may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, at times when it holds investments in growth stocks, a Fund may underperform other investment funds that favor different investment styles. Because growth companies typically reinvest their earnings, growth stocks typically do not pay dividends at levels associated with other types of stocks, if at all.
Hedging Risk. Some Funds may invest in hedging assets. Hedging is a strategy in which a Fund uses a derivative or other security to offset certain risks associated with other Fund holdings or to render the portfolio more resilient to market fluctuations. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. A Fund is not required to use hedging and may choose not to do so.
High Yield (“Junk Bond”) Investments Risk. Some Funds may invest in high yield securities, also known as “junk bonds,” which have a higher risk of issuer default or may be in default. The securities are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. In particular, lower-rated high yield securities (CCC or below) are subject to a greater degree of credit risk than higher-rated high yield bonds. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. A characteristic of the high yield bond is the issuance of securities under Rule 144A, many with registration rights. Some Funds may invest in high yield securities issued under Rule 144A, with or without registration rights.
India Risk. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, economic growth and the profitability of private enterprises. Global economic developments may inhibit the flow of non-U.S. capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of individuals and corporate governance standards of Indian companies may be weaker and less transparent, which may increase the risk of loss and unequal treatment of investors. To the extent a Fund invests in investments in India, it may be subject to risks presented by investments in an emerging market country, including liquidity risk, which may result in extreme volatility in the prices of Indian securities.
Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as between sectarian groups within each country). In addition, the Indian economy could be adversely impacted by natural disasters and acts of terrorism. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region.
Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. When interest rates fall, the value of fixed income securities generally increase. Long- term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund. Your investment will decline in value if the value of the Fund’s investments decreases. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk.

39

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Investment Company Risk. If a Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which a Fund invests in addition to the Fund’s direct fees and expenses. A Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount, and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in a Fund.
IPO Risk. A Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs.
Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.
Japan Risk. The Japanese economy may be subject to economic, political and social instability, which could have a negative impact on Japanese securities, and may impact a Fund’s performance to the extent it invests in such securities. In the past, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. At times, the Japanese economy has been adversely impacted by government intervention and protectionism, changes in its labor market, and an unstable financial services sector. International trade, government support of the financial services sector and other troubled sectors, government policy, natural disasters and/or geopolitical developments could significantly affect the Japanese economy. A significant portion of Japan’s trade is conducted with developing nations and can be affected by conditions in these nations or by currency fluctuations. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Japanese economy.
Key Person Risk. Key person risk is the risk that results when a Fund’s investment program is highly dependent on the investment skill and dedication of a small number of “key” persons at the Adviser, which can result in decreased investment results if these “key” persons become unable to apply their full attention to the management of a Fund’s investments for health or other reasons.
Large Transactions Risk. A Fund may experience adverse effects when large shareholders, or a number of shareholders collectively purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large shareholder transactions may also result in taxable income and/or gains for the Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged investment plans. To the extent that such transactions result in short-term capital gains, such gains when distributed by the Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause the Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, a Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time.

40

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Limited History of Operations. The Regnan Sustainable Water and Waste Fund is a diversified, open-end management investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. The Adviser or its affiliates may contribute “seed capital” in connection with the launch of a Fund to commence operations prior to investment by third parties. Seed capital may represent ownership of up to 100% of a Fund during its initial phase of operation and, in limited circumstances, during subsequent periods. It is anticipated that over time this percentage will decrease. Funds with higher percentages of seed capital may exhibit different portfolio dynamics or performance profiles than those with a lower percentage of seed capital.
Liquidity Risk. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Trading opportunities are also more limited for securities and other instruments that are not widely held or are traded in less developed markets. These factors may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. Illiquid investments may also be more difficult to value.
Liquidity risk may be amplified during times of financial or political stress, or, for example, in situations where foreign countries close their securities markets for extended periods of time due to scheduled holidays, such as the week-long closure of Chinese securities markets that occurs annually in October. Increased Fund redemption activity also may increase liquidity risk due to the need of the Fund to sell portfolio investments and may negatively impact Fund performance.
Loan-Related Investments Risk. In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Bank loans are generally less liquid than many other debt securities. Transactions in bank loans may settle on a delayed basis (and in certain cases may take longer than seven days to settle), such that a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, the proceeds related to the sale of bank loans may not be available to make additional investments or to meet a Fund’s redemption obligations until a substantial period after the sale of the loans.
Long-Term Investment Strategy Risk. The Regnan Sustainable Water and Waste Fund pursues long-term investment approaches, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to their benchmark indices or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolios. The market price of a Fund’s investments may fluctuate daily due to economic and other events that affect particular companies and other issuers or the market as a whole. Short- and medium-term price fluctuations may be especially pronounced in less developed markets or in companies with lower market capitalizations in which the Fund may invest.
Investments in certain industries or markets may be subject to wider variations in performance as a result of special risks common to such markets or industries. For example, water-related companies may be impacted by extreme weather events such as floods or droughts, or by worldwide technological developments or statutory or regulatory changes, quickly rendering their business models and services outdated.
Market Risk. The market value of a Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon political, regulatory, market, economic, and social conditions, as well as developments that impact specific economic sectors, industries, or segments of the market, including conditions that directly relate to the issuers of a Fund’s investments, such as management performance, financial condition, and demand for the issuers’ goods and services. The Funds are subject to the risk that geopolitical events will adversely affect global economies and markets. War and other military operations, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on global economies and markets. Likewise, natural and environmental disasters and epidemics or pandemics may be highly disruptive to economies and markets.

41

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Municipal Securities Risk. Municipal securities are obligations, often bonds and notes, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is typically exempt from U.S. federal income tax.
Municipal bonds are generally considered riskier investments than Treasury securities. The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering and the maturity of the obligation and the rating(s) of the issue. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in U.S. federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.
Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.
Since some municipal securities may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market. Interest on municipal obligations, while generally exempt from U.S. federal income tax, may not be exempt from U.S. federal alternative minimum tax.
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. An epidemic or pandemic can result in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, which may adversely affect markets, issuers, and/or non-U.S. exchange rates. The effects of any disease outbreak may be greater in countries with less developed disease prevention and control programs and may also exacerbate other pre-existing political, social, economic, market and financial risks. A pandemic and its effects can result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Any such events could have a significant adverse impact on the value of a Fund’s investments.
Non-U.S. Securities Risk. Non-U.S. securities risk is the risk associated with investments in issuers located in non-U.S. countries. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these non-U.S. markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities. U.S. government tariffs, sanctions or other actions directed at a particular country could adversely impact issuers in that country.

42

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Other risks associated with investing in non-U.S. securities include, among other things, imposition of exchange control regulation by the U.S. or non-U.S. governments, U.S. and non-U.S. withholding or other taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in non-U.S. nations. There may be less publicly available information about certain non-U.S. companies than would be the case for comparable companies in the U.S. and certain non-U.S. companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain non-U.S. countries. Investors in non-U.S. countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against non-U.S. issuers or non-U.S. persons is limited. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, increased disruption of international trade, possible government debt restructuring and related issues, all of which may cause the value of a Fund’s non-U.S. investments to decline. Nationalization, expropriation, confiscatory taxation, currency blockage, the imposition of sanctions by other countries (such as the United States), capital controls, political changes or diplomatic developments may also cause the value of a Fund’s non-U.S. investments to decline. When imposed, non-U.S. withholding or other taxes reduce a Fund’s return on non-U.S. securities. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire non-U.S. investment. These risks also apply to securities of non-U.S. issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts. In certain cases, depositary receipts may also be issued through programs in local markets, such as Thai NVDRs. See Summary of Principal and Non-Principal Risks – Depositary Receipts Risk above for additional information. To the extent a Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit/counterparty and information risks. In addition, non-U.S. securities may be subject to increased credit/counterparty risk because of the potential difficulties of requiring non-U.S. entities to honor their contractual commitments.
Participatory Notes Risk. Participatory notes are equity access products structured as debt obligations issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund. Some participatory notes may be considered illiquid and, therefore, will be subject to a Fund’s percentage limitation for investments in illiquid securities. The Funds may take long or short positions in participatory notes.
Portfolio Turnover Risk. A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Adviser’s control. These transactions will increase a Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to a Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.
Preferred Stock Risk. A Fund may invest in preferred stock. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of a Fund to achieve its investment objective and could increase the operating expenses of the Fund.
REIT Risk. Real estate investment trusts (“REITs”) are subject to certain other risks related to their structure and focus. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). The above

43

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Small-Cap and Mid-Cap Company Risk. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. These companies may experience higher growth rates and higher interest rates than larger capitalization companies. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. Small cap securities may be traded over the counter or listed on an exchange and it may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices. Smaller capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.
South Korea Risk. To the extent a Fund invests in investments located in South Korea, the Fund will be susceptible to adverse market, political, regulatory and geographic events affecting South Korea. The South Korean economy is dependent on the economies of other Asian countries, especially China and Southeast Asia, and the United States as key trading partners. Furthermore, South Korea’s economy may be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. Also, tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate of South Korea.
Sustainable Investing Risk. Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, Regnan Sustainable Water and Waste Fund (for purposes of this risk, the “Fund”) may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Although the Adviser seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. The Adviser’s exclusion of certain investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such investments are performing well. Because the Adviser evaluates ESG metrics when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG metrics. ESG metrics may prioritize long term rather than short term returns. There is a risk that the information that the Adviser uses in evaluating an issuer may be incomplete, inaccurate or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, the Adviser’s assessment of whether an issuer fits within its sustainability criteria is made at the time of purchase and as a result, there is a risk that the issuers identified by the Adviser will not operate as anticipated and will no longer fit within the Adviser’s sustainability criteria. Further, the regulatory landscape with respect to sustainable investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process with respect to sustainable investing.
Taiwan Risk. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerge economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole, and may impact a Fund’s performance to the extent the Fund invests in such securities. Additionally, a disruption in Taiwan’s exports could also result in broader negative economic impacts with respect to those industries and countries that rely upon them. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan.
United Kingdom Investments Risk. The United Kingdom has one of the largest economies in Europe and is heavily dependent on trade with the European Union, and to a lesser extent the United States and China. As a result, the British economy may be impacted by changes to the economic condition of the United States, China and other European countries. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy, as well as on a Fund, to the extent a Fund invests in investments located in the United Kingdom. Furthermore, the United Kingdom voted via referendum to leave the European Union (“Brexit”). The impact of Brexit on the economies of the United Kingdom and its trading partners is not yet fully known.

44

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Waste-related Risks. Companies operating in the waste water value chain can be affected by, among other things, availability and cost of labor to collect and transport waste, transportation costs, consumer and industry trends and subsequent waste volumes, regulatory changes on collection, and treatment of waste. These companies can also be affected by overall economic trends, government spending on related projects, and the cost of commodities.
Water-related Risks. Companies operating in the water value chain can be affected by, among other things, irrigation and industrial usage trends, viability of infrastructure projects, regulatory changes on water usage, pricing, contamination and reusability, and environmental factors such as floods and droughts. These companies can also be affected by overall economic trends, interest rates, government spending on related projects, and the cost of commodities.
Withholding Tax Reclaims Risk. A Fund may file claims to recover foreign withholding taxes on dividend and interest income (if any) received from issuers in certain countries and capital gains on the disposition of stocks or securities where such withholding tax reclaim is possible. Whether or when a Fund will receive a withholding tax refund is within the control of the tax authorities in such countries. Where a Fund expects to recover withholding taxes, the net asset value of the Fund generally includes accruals for such tax refunds. Each Fund regularly evaluates the probability of recovery. If the likelihood of recovery materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in such Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value. Shareholders in a Fund at the time an accrual is written down will bear the impact of the resulting reduction in net asset value regardless of whether they were shareholders during the accrual period. Conversely, if a Fund receives a tax refund that has not been previously accrued, shareholders in such Fund at the time of the successful recovery will benefit from the resulting increase in the Fund’s net asset value. Shareholders who sold their shares prior to such time will not benefit from such increase in the Fund’s net asset value.
SEGMENT REPORTING
The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment's performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund's financial statements and financial highlights.
B. Fees and Transactions with Affiliates and Other Parties
The Trust, on behalf of the Funds, has entered into an Amended and Restated Investment Advisory Agreement (the “Agreement”) with PAFS to provide investment management services to the Funds.
Total fees incurred pursuant to the Agreement are reflected as “Investment Advisory” fees on the Statements of Operations. Under the terms of the Agreement, PAFS receives an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). The Trust, on behalf of the Funds, and PAFS have entered into an expense limitation agreement (the “Expense Limitation Agreement”) whereby PAFS has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets). Additionally, the Trust, on behalf of the JOHCM International Opportunities Fund, has entered into a Second Amended and Restated Supplemental Expense Limitation Agreement (the “Supplemental Expense Limitation Agreement”) with PAFS whereby PAFS has contractually agreed

45

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

to reduce the fees payable under the Advisory Agreement (but not below zero) and/or to reimburse other expenses of the Fund, to the extent necessary to limit the total operating expenses of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)), calculated as a percentage of the Fund’s average daily net assets, to 0.50%, 0.60%, 0.75%, and 0.50% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively. The waiver/reimbursement under the Supplemental Expense Limitation Agreement is imposed only after the fee waiver and expense reimbursement outlined in the Expense Limitation Agreement has been fully applied.

Fund	Class	Advisory Fee	Expense Limitation
JOHCM Emerging Markets Discovery Fund	Advisor	1.05%	1.34%
JOHCM Emerging Markets Discovery Fund	Institutional	1.05%	1.24%
JOHCM Emerging Markets Opportunities Fund	Advisor	0.90%	1.14%
JOHCM Emerging Markets Opportunities Fund	Investor	0.90%	1.29%
JOHCM Emerging Markets Opportunities Fund	Institutional	0.90%	1.04%
JOHCM International Opportunities Fund	Institutional	0.75%	0.50%(a)
JOHCM International Select Fund	Investor	0.84%	1.18%
JOHCM International Select Fund	Institutional	0.84%	0.95%

(a)	Represents the overall expense limit pursuant to the Supplemental Expense Limitation Agreement. The limit pursuant to the Expense Limitation Agreement is 0.88%.
The Expense Limitation Agreement is effective until February 1, 2027 for the Funds, excluding JOHCM International Opportunities Fund. With respect to the JOHCM International Opportunities Fund, the Expense Limitation Agreement and Supplemental Expense Limitation Agreement are effective until February 1, 2028. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. Amounts waived or reimbursed pursuant to the Supplemental Expense Limitation agreement for the JOHCM International Opportunities Fund are not subject to repayment in future years. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.
For the six months ended March 31, 2026, the Funds incurred advisory fees payable to PAFS, received expense waivers/reimbursements from PAFS, and paid expense recoupments to PAFS as follows:

Fund	Advisory Fee to PAFS	Expenses Reduced by PAFS	Advisory Waivers Recouped by PAFS
JOHCM Emerging Markets Discovery Fund	$377,916	$84,042	$—
JOHCM Emerging Markets Opportunities Fund	6,472,194	—	53,764
JOHCM International Opportunities Fund	1,685,036	859,819	—
JOHCM International Select Fund	12,179,444	13,080	—

46

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

The balances of recoverable expenses to PAFS by the Funds at March 31, 2026 were as follows:

For the year or period ended:	Expiring	JOHCM Emerging Markets Discovery Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund
September 30, 2023	September 30, 2026	$165,037	$ —	$63,071	$20,053
September 30, 2024	September 30, 2027	181,624	—	113,830	105,468
September 30, 2025	September 30, 2028	211,803	—	66,159	67,106
Six months ended March 31, 2026	September 30, 2029	84,042	—	6,065	13,080
Balances of Recoverable Expenses to PAFS		$642,506	$ —	$249,125	$205,707
Perpetual Americas Funds Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC d/b/a ACA Group (“ACA Group”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust, on behalf of the Funds. The Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. Under a separate Distribution Services and License Agreement, PAFS, at its own expense, pays the Distributor an annual base fee, an asset-based fee and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds. Neither the Distributor nor ACA Group is affiliated with the Trust or the Adviser.
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expense. Total fees paid to Northern Trust for their services are reflected as “Accounting and Administration” fees on the Statements of Operations.
PAFS and the Trust have entered into an Amended and Restated Administration and Compliance Support Services Agreement (the “ACSS Agreement”) pursuant to which PAFS provides, coordinates or otherwise supports the provision of, administration and compliance services for the Trust. As full compensation for the services rendered and expenses borne by PAFS in connection with the services PAFS provides under the ACSS Agreement, the Trust, on behalf of each Fund, agrees to reimburse PAFS in such amounts as are approved by the Board from time to time. Total fees allocated to the Funds and paid to PAFS pursuant to the ACSS Agreement are reflected as “Compliance” fees in the Statements of Operations.
PAFS and the Trust have entered into an Amended and Restated Institutional Class Shareholder Services, Recordkeeping and Sub-Transfer Agency Agreement (the “Shareholder Services Agreement”). Pursuant to the Shareholder Services Agreement, the Trust, on behalf of each Fund, agrees that Institutional Shares of each Fund shall reimburse PAFS or its designee for any payments PAFS or such designee makes to third-party service providers for personal services, accounting or subaccounting, recordkeeping and/or other administrative services provided to beneficial holders of Institutional Class shares of the Funds. Payments by a Fund pursuant to the Shareholder Services Agreement shall not exceed such amounts as are approved by the Board from time to time. Total fees reimbursed to PAFS pursuant to the Shareholder Services Agreement are reflected as “Shareholder Services - Institutional Shares” fees in the Statements of Operations.
Certain officers of the Trust are affiliated with PAFS and receive no compensation directly from the Funds for serving in their respective roles. The Trust pays each trustee who is not an “interested person” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustee”) compensation for their services based on an annual retainer of $140,000, certain committee and chairperson retainers and reimbursement for certain expenses. For the six months ended March 31, 2026, the aggregate Independent Trustee compensation paid by the Trust was $377,000. The amount of total Independent Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds is reflected as “Trustees” expenses on the Statements of Operations.

47

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

C. Rule 12b-1 Plan
The Funds have adopted an amended plan under Rule 12b-1 that is applicable to Advisor Shares and Investor Shares to pay for certain distribution and promotional activities related to marketing of their shares. Each Fund will pay the Distributor a fee for the principal underwriter’s services in connection with the sales and promotion of the Funds, including its expenses in connection therewith at annual rates of 0.10% and 0.25% of the average daily net assets of the outstanding Advisor Shares and Investor Shares, respectively. Total fees paid pursuant to the plan are reflected as “Distribution (Rule 12b-1) fees” on the Statements of Operations.
D. Credit Agreements
The Trust, on behalf of the Funds, has entered into a $150 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes which permits the Funds to borrow up to an aggregate amount of $150 million, $50 million of which is committed and $100 million of which is uncommitted.  Any advance under the Credit Agreement will accrue interest at a rate per annum equivalent to the Fund's option of the sum of the U.S. Federal Fund Target Rate plus 1.30%, the daily Simple Secured Overnight Financing Rate plus 1.30% or the Prime Rate minus 1.50%.
During the six months ended March 31, 2026, the following Funds had borrowings with the average loan, weighted interest rate and interest expense as disclosed below:

Fund	Dollar Amount	Days Outstanding	Rate	Interest Expense
JOHCM Emerging Markets Opportunities Fund	$8,550,000	1	4.94%	1,173
JOHCM International Select Fund	11,383,333	9	5.00	14,224
The interest expense amounts are included in the “Interest Expense” on the Statements of Operations.
E. Investment Transactions
For the six months ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term investments and U.S. government securities) for the Funds were as follows:

Fund	Cost of Purchases	Proceeds from Sales
JOHCM Emerging Markets Discovery Fund	$66,137,346	$58,107,331
JOHCM Emerging Markets Opportunities Fund	298,353,525	315,836,820
JOHCM International Opportunities Fund	286,369,383	182,799,076
JOHCM International Select Fund	840,526,230	1,311,732,380
F. U.S. Federal Income Tax
As of March 31, 2026, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for U.S. Federal income tax purposes, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JOHCM Emerging Markets Discovery Fund	$73,086,679	$10,902,767	$ (5,053,448)	$5,849,319
JOHCM Emerging Markets Opportunities Fund	1,116,731,322	403,870,893	(92,857,395)	311,013,498
JOHCM International Opportunities Fund	450,119,525	29,838,220	(17,394,798)	12,443,422
JOHCM International Select Fund	2,123,889,353	567,161,696	(104,610,550)	462,551,146

48

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

The tax character of distributions paid by the Funds during the latest tax years ended September 30, 2025 and September 30, 2024 were as follows:

	Distributions From
Fund	Ordinary Income* 2025	Long-Term Capital Gains 2025	Ordinary Income* 2024	Long-Term Capital Gains 2024
JOHCM Emerging Markets Discovery Fund	$1,073,925	$3,814,606 **	$505,083	$— **
JOHCM Emerging Markets Opportunities Fund	12,893,651	—	15,976,561	—
JOHCM International Opportunities Fund	1,528,212	321,271	50,314	—
JOHCM International Select Fund	70,149,501	—	104,424,830	—

*	Ordinary income includes short-term capital gains, if any.
**
The amounts do not include tax equalization utilized of $179,204 and $310,972 in net long term capital gains for the years 2024 and 2025, respectively, which the
Fund designated as being distributed to shareholders on their redemption of shares.

Primarily as a result of differing book/tax treatment of tax equalization, the Funds made reclassifications among certain capital accounts. These reclassifications have no effect on net assets or net asset value per share. As of September 30, 2025, the following reclassifications were made to the Funds’ Statements of Assets and Liabilities:

Fund	Distributable Earnings (Loss)	Paid-in Capital
JOHCM Emerging Markets Discovery Fund	$ (312,036)	$312,036
As of the latest tax year ended September 30, 2025, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Distributions Payable	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
JOHCM Emerging Markets Discovery Fund	$2,014,984	$4,301,996	$—	$—	$—	$9,453,839	$15,770,819
JOHCM Emerging Markets Opportunities Fund	29,507,077	8,040,545	—	—	—	293,924,394	331,472,016
JOHCM International Opportunities Fund	2,813,189	2,276,951	—	—	—	19,302,082	24,392,222
JOHCM International Select Fund	34,648,184	—	(22,773,153)	—	—	668,586,678	680,461,709

As of the latest tax year ended September 30, 2025, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
JOHCM International Select Fund	$22,773,153	$—

49

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

During the latest tax year ended September 30, 2025, the JOHCM Emerging Markets Opportunities Fund and JOHCM International Select Fund utilized $15,504,895 and $633,924,147, respectively, in capital loss carry forwards.
G. Capital Share Transactions
Transactions in dollars for the six months ended March 31, 2026, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
JOHCM Emerging Markets Discovery Fund	Advisor Shares	$1,740,724	$495,846	$ (1,485,340)	$751,230
JOHCM Emerging Markets Discovery Fund	Institutional Shares	15,790,306	6,708,977	(6,081,504)	16,417,779
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	4,229,085	2,241,346	(9,473,380)	(3,002,949)
JOHCM Emerging Markets Opportunities Fund	Investor Shares	5,716,156	952,733	(11,250,887)	(4,581,998)
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	218,280,304	39,979,668	(191,709,731)	66,550,241
JOHCM International Opportunities Fund	Institutional Shares	122,866,139	11,905,060	(65,525,491)	69,245,708
JOHCM International Select Fund	Investor Shares	702,371	631,788	(107,540,775)	(106,206,616)
JOHCM International Select Fund	Institutional Shares	96,010,796	56,668,461	(414,916,572)	(262,237,315)

Transactions in shares for the six months ended March 31, 2026, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
JOHCM Emerging Markets Discovery Fund	Advisor Shares	115,136	35,266	(96,722)	53,680
JOHCM Emerging Markets Discovery Fund	Institutional Shares	1,060,799	478,188	(412,638)	1,126,349
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	273,824	152,784	(613,067)	(186,459)
JOHCM Emerging Markets Opportunities Fund	Investor Shares	381,670	64,944	(732,118)	(285,504)
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	14,091,485	2,719,706	(12,284,982)	4,526,209
JOHCM International Opportunities Fund	Institutional Shares	8,359,562	834,272	(4,455,855)	4,737,979
JOHCM International Select Fund	Investor Shares	24,514	22,858	(3,643,982)	(3,596,610)
JOHCM International Select Fund	Institutional Shares	3,348,728	2,060,671	(14,451,905)	(9,042,506)

Transactions in dollars for the year ended September 30, 2025, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
JOHCM Emerging Markets Discovery Fund	Advisor Shares	$1,029,789	$384,989	$ (4,345,812)	$ (2,931,034)
JOHCM Emerging Markets Discovery Fund	Institutional Shares	16,724,664	4,198,932	(22,530,812)	(1,607,216)
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	16,331,518	487,262	(13,160,491)	3,658,289
JOHCM Emerging Markets Opportunities Fund	Investor Shares	8,218,269	230,617	(10,261,010)	(1,812,124)
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	194,519,962	9,901,380	(251,868,944)	(47,447,602)
JOHCM International Opportunities Fund	Institutional Shares	355,806,691	1,762,924	(22,972,227)	334,597,388
JOHCM International Select Fund	Investor Shares	6,046,554	5,168,911	(196,876,985)	(185,661,520)
JOHCM International Select Fund	Institutional Shares	317,574,857	38,740,840	(2,437,870,591)	(2,081,554,894)

50

PERPETUAL AMERICAS FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Transactions in shares of fund shares for the year ended September 30, 2025, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
JOHCM Emerging Markets Discovery Fund	Advisor Shares	74,774	28,266	(304,491)	(201,451)
JOHCM Emerging Markets Discovery Fund	Institutional Shares	1,259,078	308,745	(1,676,993)	(109,170)
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	1,332,133	41,575	(1,042,346)	331,362
JOHCM Emerging Markets Opportunities Fund	Investor Shares	639,501	19,677	(780,323)	(121,145)
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	15,464,916	843,389	(20,283,183)	(3,974,878)
JOHCM International Opportunities Fund	Institutional Shares	25,517,806	144,621	(1,663,222)	23,999,205
JOHCM International Select Fund	Investor Shares	245,552	215,731	(7,847,887)	(7,386,604)
JOHCM International Select Fund	Institutional Shares	13,151,591	1,622,993	(99,975,729)	(85,201,145)

H. Concentration of Ownership
A significant portion of a Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of a Fund’s investment strategy.
As of March 31, 2026, PAFS or PAFS affiliates held outstanding shares of the Funds as follows:

Fund	Class	% Ownership
JOHCM Emerging Markets Discovery Fund	Advisor Shares	3.1
JOHCM International Opportunities Fund	Institutional Shares	3.1
I. New Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2023-09, Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
J. Subsequent Events
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

51

PERPETUAL AMERICAS FUNDS TRUST

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

March 31, 2026 (Unaudited)

Not Applicable.

52

PERPETUAL AMERICAS FUNDS TRUST

PROXY DISCLOSURES

March 31, 2026 (Unaudited)

Not Applicable.

53

PERPETUAL AMERICAS FUNDS TRUST

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

March 31, 2026 (Unaudited)

Included on page 47 in the Notes to Financial Statements.

54

PERPETUAL AMERICAS FUNDS TRUST

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

March 31, 2026 (Unaudited)

Prior to and at a meeting of the Board of Trustees (the “Board” or the “Trustees”) of Perpetual Americas Funds Trust held on December 11-12, 2025, the Board requested, and JOHCM (USA) Inc. d/b/a Perpetual Americas Funds Services (the “Adviser”) provided, both written and oral reports containing information and data relating to the consideration of: (i) the nature, extent, and quality of the services provided by the Adviser to the JOHCM Emerging Markets Discovery Fund, the JOHCM Emerging Markets Opportunities Fund, the JOHCM International Opportunities Fund, and the JOHCM International Select Fund (the “Funds”); (ii) the investment performance of the Funds, including the performance of each Fund’s predecessor fund, as applicable1; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds; (iv) the extent to which economies of scale are expected to be realized as the Funds grow; and (v) whether the proposed fee levels would reflect such economies of scale to the benefit of the Funds’ potential shareholders.  The Trustees were assisted in their evaluation of the Investment Advisory Agreement (the “Advisory Agreement”) by independent legal counsel, from whom they received assistance and advice, including a review of the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management.  In reviewing the Advisory Agreements, the Trustees, including all the Independent Trustees, considered the following and other factors with respect to the Funds:
Nature, Extent and Quality of the Services
The Board examined the nature, extent, and quality of services to be provided to each Fund by the Adviser.  The Board noted that the Adviser is an indirect wholly owned subsidiary of Perpetual Limited.  The Board considered the terms of the Advisory Agreement, information and reports provided by the Adviser on its personnel and operations, and the Adviser’s experience with the investment strategy and risks of each Fund.  The Board reviewed the Adviser’s investment philosophy and portfolio construction processes, compliance program, insurance coverage, business continuity program, and information security practices.  The Board noted that, as set forth in the reports provided by the Adviser, there had been no previously undisclosed (i) material compliance issues or concerns raised or encountered since the last approval of the Advisory Agreements or (ii) material compliance issues in the past two years with respect to the Funds.  The Board then considered key risks associated with the Funds and ways in which those risks were expected to be mitigated.  The Board expressed satisfaction with the quality, extent, and nature of the services provided by the Adviser.
Performance and Profits
The Trustees reviewed performance information for the Funds, including each Fund’s one-, three-, five- and ten-year periods (as available) ended on October 31, 2025. The Board considered a report prepared by an industry standard independent service provider, FUSE Research Network LLC (the “FUSE Report”), which presented comparisons of investment performance, expenses and fees of the Funds relative to their investment categories, competitor fund groups and broader benchmarks.  The Trustees also reviewed and considered profitability analyses for the Funds prepared by the Adviser.  The analyses included details on income, direct expenses, staff costs, overhead, taxes, distribution related expenses and operating profit/loss.  As part of the review of the profitability analyses, the Trustees also considered information provided by the Adviser related to its operating margin versus that of other investment advisers.  The Trustees noted that, based on the information provided, the profits realized and/or to be realized were not excessive.  Finally, the Trustees discussed potential adverse impacts to overall profitability as a result of current market conditions.
With respect to the JOHCM Emerging Markets Discovery Fund, the Board noted that the Fund’s Gross Advisory Fee ranked four out of ten among the Fund’s Expense Group. The Board further noted that the Fund’s Gross Advisory Fee was 1.05% compared to a median Gross Advisory Fee of 1.15% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked five out of ten amongst the Fund’s Expense Group and 116 out of 135 among the Fund’s Expense Universe.  The Fund’s total expenses, after fee waivers and expense reimbursements, were 1.24% compared to a median total expense of 1.26% for the Expense Group and 1.05% for the Expense Universe.  With respect to performance, the Board noted that the Fund was ranked 105 out of 135, 65 out of 128, 12 out of 116, and 4 out of 91 among the Fund’s Performance Universe over the one-, three-, five-, and ten-year periods ended October 31, 2025, respectively.  The Fund’s returns were 21.47%, 19.96%, 13.06%. and 10.94% compared to a median return of the Performance Universe of 26.68%, 19.96%, 6.94%, and 7.47% over the one-, three-, five-, and ten-year periods ended October 31, 2025, respectively.
1 Each of the JOHCM Emerging Markets Discovery Fund, the JOHCM Emerging Markets Opportunities Fund, the JOHCM International Opportunities Fund, and the JOHCM International Select Fund has a predecessor fund which was reorganized into Perpetual Americas Funds Trust effective July 19, 2021.

55

PERPETUAL AMERICAS FUNDS TRUST

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

March 31, 2026 (Unaudited)

Turning to the JOHCM Emerging Markets Opportunities Fund, the Board noted that the Fund’s Gross Advisory Fee tied with two other funds to rank four out of 14 among the Fund’s Expense Group. The Board further noted that the Fund’s Gross Advisory Fee was 0.90% compared to a median Gross Advisory Fee of 0.97% for the Expense Group.  The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked six out of 14 among the Fund’s Expense Group and 67 out of 135 among the Fund’s Expense Universe.  The Fund’s total expenses, after fee waivers and expense reimbursements, were 1.04% compared to a median total expense of 1.11% for the Expense Group and 1.05% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 61 out of 135, 88 out of 128, 36 out of 116, and 49 out of 91 among the Fund’s Performance Universe over the one-, three-, five- and ten-year periods ended October 31, 2025, respectively.  The Fund’s returns were 27.49%, 17.70%, 8.81% and 7.32% compared to a median return of the Performance Universe of 26.93%, 19.90%, 6.94% and 7.46% over the one-, three-, five- and ten-year periods ended October 31, 2025, respectively.
The Board noted that regarding the JOHCM International Opportunities Fund’s Gross Advisory Fee, the Fund tied with three other funds to rank four out of 15 among the Fund’s Expense Group.  The Board further noted that the Fund’s Gross Advisory Fee was 0.75% compared to a median Gross Advisory Fee of 0.75% for the Expense Group.  The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked one out of 15 among the Fund’s Expense Group and four out of 100 among the Fund’s Expense Universe.  The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.50% compared to a median total expense of 0.86% for the Expense Group and 0.85% for the Expense Universe.  With respect to performance, the Board noted that the Fund was ranked 83 out of 100, 34 out of 97, and 14 out of 92 among the Fund’s Performance Universe over the one-, three-, and five-year periods ended October 31, 2025, respectively.  The Fund’s returns were 17.64%, 20.62%, and 13.27% compared to a median return of the Performance Universe of 22.97%, 19.76%, and 11.46% over the one-, three-, and five-year periods ended October 31, 2025, respectively.
With respect to the JOHCM International Select Fund, the Board noted that the Fund’s Gross Advisory Fee ranked ten out of 14 among the Fund’s Expense Group.  The Board further noted that the Fund’s Gross Advisory Fee was 0.84% compared to a median Gross Advisory Fee of 0.79% for the Expense Group.  The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked ten out of 14 among the Fund’s Expense Group and tied with five other funds to rank 44 out of 65 among the Fund’s Expense Universe.  The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.95% compared to a median total expense of 0.90% for the Expense Group and 0.88% for the Expense Universe.  With respect to performance, the Board noted that the Fund was ranked 29 out of 65, 34 out of 65, 44 out of 59, and 26 out of 38 among the Fund’s Performance Universe over the one-, three-, five-, and ten-year periods ended October 31, 2025, respectively.  The Fund’s returns were 17.67%, 16.95%, 4.55%, and 6.79% compared to a median return of the Performance Universe of 16.71%, 17.00%, 6.87%, and 7.52% over the one-, three-, five-, and ten-year periods ended October 31, 2025, respectively.
The Board then reviewed the expense caps that were in place for each of the Funds and noted that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses through February 1, 2027 for each of the Funds other than the JOHCM International Opportunities Fund which has a contractual arrangement through February 1, 2028.  After considering the comparative data provided, as described above, the Board concluded that the advisory fees and expense ratios were reasonable.
Economies of Scale
In considering the economies of scale for the Funds, the Board considered the marketing and distribution plans, capacity, and breakeven points for each of the Funds.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee assigned different weights to various factors considered.

56

Investment Adviser
JOHCM (USA) Inc
1 Congress Street, Suite 3101
Boston, Massachusetts 02114
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, Massachusetts 02199
Distributor
Perpetual Americas Funds Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
For Additional Information, call
866-260-9549 (toll free) or 312-557-5913

PAFT 03/26

TRILLIUM ESG GLOBAL EQUITY FUND
TRILLIUM ESG SMALL/MID CAP FUND
SEMI-ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
March 31, 2026 (Unaudited)

TRILLIUM MUTUAL FUNDS

March 31, 2026 (Unaudited)

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.6%
Apparel & Textile Products	1.1%
LVMH Moet Hennessy Louis Vuitton S.E.		13,454	$7,354,625
Asset Management	1.2%
Ares Management Corp. - Class A		36,872	4,022,735
LPL Financial Holdings, Inc.		14,528	4,370,458
			8,393,193
Automotive	1.4%
BYD Co. Ltd. - Class H		434,577	5,941,249
Toyota Motor Corp.		174,950	3,636,747
			9,577,996
Banking	7.6%
Bank of America Corp.		136,920	6,674,850
Credicorp Ltd.		22,411	7,601,363
DNB Bank ASA		237,330	7,425,737
Grupo Financiero Banorte S.A.B. de C.V., Series O		456,953	5,067,964
HDFC Bank Ltd. - ADR		167,588	4,169,589
KBC Group N.V.		66,903	8,188,393
PNC Financial Services Group (The), Inc.		44,220	9,201,740
Sumitomo Mitsui Trust Group, Inc.		150,955	4,808,919
			53,138,555
Biotechnology & Pharmaceuticals	6.9%
AstraZeneca PLC		58,541	11,447,108
Gilead Sciences, Inc.		53,839	7,503,541
Merck & Co., Inc.		70,293	8,455,545
Novo Nordisk A/S - Class B		107,407	3,930,505
Roche Holding A.G.		15,086	6,020,685
Vertex Pharmaceuticals, Inc.(a)		24,206	10,808,947
			48,166,331
Chemicals	2.4%
Ecolab, Inc.		29,844	7,939,101
Linde PLC		17,610	8,730,333
			16,669,434
Commercial Support Services	1.8%
Brambles Ltd.		249,275	3,912,191
Compass Group PLC		183,110	5,108,939
Recruit Holdings Co. Ltd.		72,860	3,174,508
			12,195,638
Construction Materials	0.5%
Sika A.G. - REG		22,411	3,709,430
Diversified Industrials	1.3%
Siemens A.G. - REG		35,530	8,656,320
E-Commerce Discretionary	1.1%
MercadoLibre, Inc.(a)		4,590	7,936,202

See Notes to Financial Statements.

1

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Electric Utilities	0.9%
Terna - Rete Elettrica Nazionale		570,205	$6,521,670
Electrical Equipment	4.0%
Assa Abloy AB - Class B		167,804	6,065,761
Prysmian S.p.A.		69,292	8,182,768
Schneider Electric S.E.		20,169	5,493,665
Trane Technologies PLC		18,639	7,767,617
			27,509,811
Engineering & Construction	0.8%
Quanta Services, Inc.		9,961	5,468,788
Entertainment Content	1.2%
Netflix, Inc.(a)		89,640	8,618,886
Food	0.8%
Kerry Group PLC - Class A		71,932	5,727,210
Gas & Water Utilities	1.1%
American Water Works Co., Inc.		57,556	7,832,796
Health Care Facilities & Services	0.9%
Elevance Health, Inc.		21,318	6,240,844
Home Construction	0.5%
Daiwa House Industry Co. Ltd.		115,552	3,625,209
Household Products	3.7%
Haleon PLC		1,507,844	7,462,313
L'Oreal S.A.		21,318	8,703,937
Unilever PLC		166,698	9,411,705
			25,577,955
Industrial Support Services	0.8%
United Rentals, Inc.		7,207	5,250,732
Institutional Financial Services	2.9%
Bank of New York Mellon (The) Corp.		85,521	10,145,356
Intercontinental Exchange, Inc.		62,259	9,792,096
			19,937,452
Insurance	3.6%
AIA Group Ltd.		571,575	6,350,957
Allianz S.E. - REG		22,466	9,487,811
Aviva PLC		370,591	2,974,137
Travelers (The) Cos., Inc.		21,810	6,361,541
			25,174,446
Internet Media & Services	6.9%
Alphabet, Inc. - Class A		145,507	41,841,993
Spotify Technology S.A.(a)		13,281	6,440,090
			48,282,083
Leisure Facilities & Services	3.0%
Chipotle Mexican Grill, Inc.(a)		127,629	4,085,404
Indian Hotels (The) Co. Ltd.		796,880	4,854,733

See Notes to Financial Statements.

2

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Marriott International, Inc. - Class A		23,066	$7,544,197
Starbucks Corp.		46,789	4,191,827
			20,676,161
Machinery	3.4%
Atlas Copco AB - Class A		300,078	5,295,425
Daifuku Co. Ltd.		158,598	5,599,949
Deere & Co.		12,298	6,927,463
Kurita Water Industries Ltd.		118,667	5,677,185
			23,500,022
Medical Equipment & Devices	2.5%
Alcon A.G.		69,729	5,270,831
Cochlear Ltd.		27,878	3,280,423
Hoya Corp.		26,251	4,550,885
Stryker Corp.		13,063	4,292,371
			17,394,510
Real Estate Investment Trusts	1.7%
American Tower Corp.		22,684	3,914,805
Prologis, Inc.		61,931	8,186,039
			12,100,844
Real Estate Services	0.9%
Jones Lang LaSalle, Inc.(a)		20,115	6,121,397
Renewable Energy	1.1%
First Solar, Inc.(a)		39,300	7,752,318
Retail - Consumer Staples	1.6%
Costco Wholesale Corp.		3,389	3,376,901
Target Corp.		65,099	7,889,999
			11,266,900
Retail - Discretionary	4.4%
Ferguson Enterprises, Inc.		29,899	6,961,924
Home Depot (The), Inc.		15,998	5,261,582
Industria de Diseno Textil S.A.		105,329	6,131,074
Lululemon Athletica, Inc.(a)		19,131	2,928,956
TJX (The) Cos., Inc.		58,039	9,268,829
			30,552,365
Semiconductors	11.9%
Applied Materials, Inc.		29,188	9,976,167
ASML Holding N.V.		8,198	10,901,346
Infineon Technologies A.G.		218,101	9,894,400
NVIDIA Corp.		221,922	38,703,197
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		38,799	13,112,122
			82,587,232
Software	8.8%
Cadence Design Systems, Inc.(a)		26,509	7,366,056
Intuit, Inc.		12,130	5,244,769
Microsoft Corp.		82,482	30,532,362

See Notes to Financial Statements.

3

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Palo Alto Networks, Inc.(a)		45,354	$7,271,153
SAP S.E.		18,312	3,121,878
ServiceNow, Inc.(a)		73,219	7,655,047
			61,191,265
Specialty Finance	2.1%
Visa, Inc. - Class A		48,045	14,521,121
Technology Hardware	4.1%
Apple, Inc.		92,812	23,554,758
Cisco Systems, Inc.		64,224	4,983,140
			28,537,898
Transportation & Logistics	0.7%
Union Pacific Corp.		20,770	5,039,217
TOTAL COMMON STOCKS (Cost $504,356,872)			692,806,856
SHORT-TERM INVESTMENTS	0.1%
Northern Institutional Treasury Portfolio (Premier Class), 3.53%(b)		355,168	355,168
TOTAL SHORT-TERM INVESTMENTS (Cost $355,168)			355,168
TOTAL INVESTMENTS (Cost $504,712,040)	99.7%		693,162,024
NET OTHER ASSETS (LIABILITIES)	0.3%		2,178,363
NET ASSETS	100.0%		$695,340,387

(a)Non-income producing security.
(b)7-day current yield as of March 31, 2026 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At March 31, 2026 the Fund’s investments were concentrated in the following countries:

Country Allocation	Percentage of Net Assets
United States	60.0%
United Kingdom	5.2
Germany	4.5
Japan	4.4
Ireland	3.2
France	3.1
Switzerland	2.2
Italy	2.1
All other countries less than 2%	15.0
Total	99.7%

See Notes to Financial Statements.

4

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG SMALL/MID CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.2%
Aerospace & Defense	1.7%
Hexcel Corp.		6,159	$498,448
Apparel & Textile Products	1.7%
Deckers Outdoor Corp.(a)		4,964	496,847
Asset Management	3.6%
LPL Financial Holdings, Inc.		1,318	396,494
StepStone Group, Inc. - Class A		5,812	277,349
Stifel Financial Corp.		5,418	400,498
			1,074,341
Banking	8.0%
East West Bancorp, Inc.		8,606	918,777
Fifth Third Bancorp		5,985	278,063
KeyCorp		14,130	283,306
QCR Holdings, Inc.		3,424	292,581
Webster Financial Corp.		8,775	609,160
			2,381,887
Chemicals	4.5%
Avery Dennison Corp.		1,605	277,151
Ingevity Corp.(a)		7,769	553,386
Rogers Corp.(a)		2,358	253,084
Sensient Technologies Corp.		2,933	253,529
			1,337,150
Construction Materials	0.8%
Trex Co., Inc.(a)		6,535	238,005
Consumer Services	1.2%
Bright Horizons Family Solutions, Inc.(a)		4,370	358,908
Containers & Packaging	1.2%
AptarGroup, Inc.		2,755	347,185
E-Commerce Discretionary	0.9%
Etsy, Inc.(a)		5,148	257,297
Electric Utilities	2.0%
CMS Energy Corp.		4,415	342,516
Ormat Technologies, Inc.		2,433	272,301
			614,817
Electrical Equipment	6.4%
Allegion PLC		3,017	438,340
Badger Meter, Inc.		2,140	326,029
nVent Electric PLC		3,914	462,948
Trimble, Inc.(a)		10,261	669,325
			1,896,642
Engineering & Construction	4.2%
MYR Group, Inc.(a)		2,671	754,076
Tetra Tech, Inc.		16,182	487,402
			1,241,478

See Notes to Financial Statements.

5

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG SMALL/MID CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Food	2.0%
Lamb Weston Holdings, Inc.		6,208	$262,350
McCormick & Co., Inc. (Non Voting)		6,733	339,612
			601,962
Health Care Facilities & Services	2.8%
Encompass Health Corp.		4,831	467,303
Quest Diagnostics, Inc.		1,888	370,010
			837,313
Household Products	0.6%
elf Beauty, Inc.(a)		2,988	181,103
Industrial Intermediate Products	1.6%
Valmont Industries, Inc.		1,239	495,067
Insurance	3.2%
Hanover Insurance Group (The), Inc.		2,616	453,484
Palomar Holdings, Inc.(a)		2,096	250,472
Reinsurance Group of America, Inc.		1,169	238,663
			942,619
Leisure Facilities & Services	4.8%
Cava Group, Inc.(a)		3,394	274,575
Domino's Pizza, Inc.		1,244	446,335
InterContinental Hotels Group PLC - ADR		3,379	450,961
Liberty Media Corp.-Liberty Formula One - Class C(a)		2,918	248,088
			1,419,959
Machinery	5.2%
Lincoln Electric Holdings, Inc.		3,022	752,720
Middleby (The) Corp.(a)		1,694	224,590
MSA Safety, Inc.		3,424	561,365
			1,538,675
Medical Equipment & Devices	7.1%
IRhythm Holdings, Inc.(a)		1,566	184,819
Merit Medical Systems, Inc.(a)		7,382	508,841
Omnicell, Inc.(a)		9,751	325,489
Penumbra, Inc.(a)		1,457	478,435
TransMedics Group, Inc.(a)		3,488	346,742
Waters Corp.(a)		887	264,149
			2,108,475
Publishing & Broadcasting	2.9%
New York Times (The) Co. - Class A		10,494	878,663
Real Estate Investment Trusts	4.6%
Camden Property Trust		1,977	193,074
CubeSmart		6,218	227,889
EastGroup Properties, Inc.		2,334	432,000
Federal Realty Investment Trust		2,666	283,156
Lamar Advertising Co. - Class A		1,803	228,368
			1,364,487

See Notes to Financial Statements.

6

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG SMALL/MID CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Real Estate Services	1.4%
Jones Lang LaSalle, Inc.(a)		1,427	$434,265
Renewable Energy	2.8%
First Solar, Inc.(a)		2,279	449,555
Nextpower, Inc. - Class A(a)		3,305	398,418
			847,973
Retail - Consumer Staples	1.1%
BJ's Wholesale Club Holdings, Inc.(a)		3,295	324,294
Retail - Discretionary	4.7%
Burlington Stores, Inc.(a)		2,155	701,194
Freshpet, Inc.(a)		3,220	189,851
Ulta Beauty, Inc.(a)		981	512,779
			1,403,824
Semiconductors	3.6%
Allegro MicroSystems, Inc.(a)		11,727	369,752
SiTime Corp.(a)		2,036	703,133
			1,072,885
Software	5.6%
Dynatrace, Inc.(a)		11,782	435,698
Palo Alto Networks, Inc.(a)		3,357	538,194
Paylocity Holding Corp.(a)		3,077	332,439
PTC, Inc.(a)		1,481	211,028
Varonis Systems, Inc.(a)		6,852	147,113
			1,664,472
Specialty Finance	2.4%
Ally Financial, Inc.		8,750	343,263
Jack Henry & Associates, Inc.		2,403	379,770
			723,033
Transportation & Logistics	2.2%
JB Hunt Transport Services, Inc.		3,057	647,778
Transportation Equipment	1.4%
Westinghouse Air Brake Technologies Corp.		1,739	434,593
TOTAL COMMON STOCKS (Cost $26,095,726)			28,664,445
SHORT-TERM INVESTMENTS	3.8%
Northern Institutional Treasury Portfolio (Premier Class), 3.53%(b)		1,114,921	1,114,921
TOTAL SHORT-TERM INVESTMENTS (Cost $1,114,921)			1,114,921
TOTAL INVESTMENTS (Cost $27,210,647)	100.0%		29,779,366
NET OTHER ASSETS (LIABILITIES)	0.0%		14,330
NET ASSETS	100.0%		$29,793,696

(a)Non-income producing security.
(b)7-day current yield as of March 31, 2026 is disclosed.

Abbreviations:
ADR – American Depositary Receipt

See Notes to Financial Statements.

7

TRILLIUM MUTUAL FUNDS

TRILLIUM ESG SMALL/MID CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

At March 31, 2026 the industry sectors (excluding short-term investments) for the Trillium ESG Small/Mid Cap Fund were:

Sector Allocation	% of Net Assets
Industrials	22.6%
Financials	17.2
Information Technology	13.7
Consumer Discretionary	11.8
Health Care	9.9
Real Estate	6.0
Materials	4.9
Consumer Staples	4.3
Communication Services	3.8
Utilities	2.0
Total	96.2%

See Notes to Financial Statements.

8

TRILLIUM MUTUAL FUNDS

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2026 (Unaudited)

	Trillium ESG Global Equity Fund	Trillium ESG Small/Mid Cap Fund
Assets:
Investments, at cost	$504,712,040	$27,210,647
Investments, at value	693,162,024	29,779,366
Foreign currencies (Cost: $77,885 and 0, respectively)	77,798	—
Receivable for dividends	744,846	14,747
Reclaims receivable	2,978,949	—
Receivable for investments sold	—	68,670
Receivables for capital shares sold	455,731	—
Receivable from investment adviser	—	2,590
Prepaid expenses	33,194	11,456
Total Assets	697,452,542	29,876,829
Liabilities:
Securities purchased payable	823	—
Capital shares redeemed payable	1,366,956	41,979
Investment advisory fees payable	526,862	19,228
Accounting and Administration fees payable	111,634	8,097
Distribution (Rule 12b-1) fees payable - Investor Shares	44,750	—
Audit fees payable	—	11,476
Compliance fees payable	11,158	479
Trustee fees payable	—	12
Accrued expenses and other payables	49,972	1,862
Total Liabilities	2,112,155	83,133
Net Assets	$695,340,387	$29,793,696
Net Assets:
Paid in capital	$457,625,538	$26,621,256
Distributable earnings (loss)	237,714,849	3,172,440
Net Assets	$695,340,387	$29,793,696
Net Assets:
Investor Shares	$206,814,253	$—
Institutional Shares	488,526,134	29,793,696
Share of Common Stock Outstanding:
Investor Shares	3,921,029	—
Institutional Shares	9,325,026	1,905,487
Net Asset Value per Share:
Investor Shares	$52.74	$—
Institutional Shares	52.39	15.64

See Notes to Financial Statements.

9

TRILLIUM MUTUAL FUNDS

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2026 (Unaudited)

	Trillium ESG Global Equity Fund	Trillium ESG Small/Mid Cap Fund
Income:
Dividend income (Net of foreign withholding tax of $248,405 and $0, respectively)	$4,727,332	$160,684
Expenses:
Investment advisory fees	3,266,871	121,067
Distribution (Rule 12b-1) fees - Investor Shares	279,706	—
Accounting and Administration fees	172,471	13,121
Investment advisory waiver recoupments	94,058	—
Audit fees	31,292	10,304
Compliance fees	24,008	1,021
Trustee fees	46,455	1,978
Legal fees	66,322	2,821
Registration fees	25,361	11,340
Interest expense	4,856	1,639
Foreign Tax Agent fees	590	—
Other	70,479	7,522
Expenses before reductions	4,082,469	170,813
Less: Expense reductions by investment advisor	—	(12,594)
Net expenses	4,082,469	158,219
Net investment income	644,863	2,465
Realized and Unrealized Gain (Loss) on Investments:
Net realized gains from investment transactions	63,283,435	2,018,523
Net realized losses from foreign currency transactions	(36,504)	—
Change in unrealized appreciation (depreciation) on investments	(78,297,215)	(2,114,248)
Change in unrealized appreciation (depreciation) on foreign currency	(51,964)	—
Net realized and unrealized losses from investment activities	(15,102,248)	(95,725)
Net increase (decrease) in net assets resulting from operations	$(14,457,385)	$(93,260)

See Notes to Financial Statements.

10

TRILLIUM MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2026 (Unaudited) and the year ended September 30, 2025

	Trillium ESG Global Equity Fund		Trillium ESG Small/Mid Cap Fund
	2026	2025	2026	2025
Increase (decrease) in net assets:
Operations:
Net investment income	$644,863	$4,858,899	$2,465	$1,971
Net realized gains (losses) from investments and foreign currency transactions	63,246,931	128,450,968	2,018,523	410,660
Change in unrealized appreciation (depreciation) on investments and foreign currency	(78,349,179)	(64,114,592)	(2,114,248)	990,524
Change in net assets resulting from operations	(14,457,385)	69,195,275	(93,260)	1,403,155
Dividends paid to shareholders:
From distributable earnings:
Investor Shares	(31,833,289)	(26,786,423)	—	—
Institutional Shares	(79,177,769)	(75,013,895)	—	(2,170,657)
Total dividends paid to shareholders	(111,011,058)	(101,800,318)	—	(2,170,657)
Net Capital Transactions:
Investor Shares	12,584,438	(19,472,765)	—	—
Institutional Shares	1,016,730	(99,022,771)	(4,530,126)	(3,776,718)
Change in net assets from capital transactions	13,601,168	(118,495,536)	(4,530,126)	(3,776,718)
Total Increase (Decrease) in Net Assets	(111,867,275)	(151,100,579)	(4,623,386)	(4,544,220)
Net assets:
Beginning of period	807,207,662	958,308,241	34,417,082	38,961,302
End of period	$695,340,387	$807,207,662	$29,793,696	$34,417,082

See Notes to Financial Statements.

11

TRILLIUM MUTUAL FUNDS

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

For the periods indicated

	Investor Shares
Trillium ESG Global Equity Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Three Months Ended September 30, 2024(a)	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021
Net asset value, beginning of period	$62.61	$64.31	$61.44	$58.42	$52.71	$65.97	$45.99
Income (loss) from investment operations:
Net investment (loss)(b)	(— )(c)	0.23	0.04	0.39	0.33	0.20	0.06
Net realized and unrealized gains (losses) from investments and foreign currency	(1.06)	5.00	2.83	5.97	7.93	(11.64)	21.00
Total from investment operations	(1.06)	5.23	2.87	6.36	8.26	(11.44)	21.06
Less distributions paid:
From net investment income	(0.24)	(0.40)	—	(0.37)	(0.22)	(0.03)	(0.07)
From net realized gains	(8.57)	(6.53)	—	(2.97)	(2.33)	(1.79)	(1.01)
Total distributions paid	(8.81)	(6.93)	—	(3.34)	(2.55)	(1.82)	(1.08)
Change in net asset value	(9.87)	(1.70)	2.87	3.02	5.71	(13.26)	19.98
Net asset value, end of period	$52.74	$62.61	$64.31	$61.44	$58.42	$52.71	$65.97
Total return	(2.35%)(d)	9.09%	4.69%(d)	11.45%	16.36%	(17.94%)	46.14%
Ratios/Supplemental data:
Net assets, end of period (000's)	$206.8	$230.5	$258.0	$250.8	$248.3	$232.5	$297.8
Ratio of net expenses to average net assets	1.23%(e), (f)	1.24%	1.20%(e)	1.24%	1.31%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	(0.01%)(e), (f)	0.40%	0.28%(e)	0.67%	0.60%	0.30%	0.11%
Ratio of gross expenses to average net assets	1.23%(e), (f)	1.25%	1.20%	1.24%	1.31%	1.30%	1.30%
Portfolio turnover rate(g)	10.77%(d)	21.73%	5.55%(d)	27.31%	10.00%	7.00%	10.00%

(a)	During the period, the fiscal year end changed to September 30 from June 30.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount is less than $(0.005) per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios include Interest Expense of $1,439 for the six months ended March 31, 2026. Expense ratios would have been lower by 0.00% and Net investment income ratio would have been higher by 0.00% excluding this expense.
(g)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

12

TRILLIUM MUTUAL FUNDS

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

For the periods indicated

	Institutional Shares
Trillium ESG Global Equity Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Three Months Ended September 30, 2024(a)	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021
Net asset value, beginning of period	$62.32	$64.01	$61.12	$58.15	$52.50	$65.70	$45.80
Income (loss) from investment operations:
Net investment income(b)	0.07	0.38	0.08	0.53	0.48	0.41	0.23
Net realized and unrealized gains (losses) from investments and foreign currency	(1.03)	4.97	2.81	5.94	7.89	(11.61)	20.89
Total from investment operations	(0.96)	5.35	2.89	6.47	8.37	(11.20)	21.12
Less distributions paid:
From net investment income	(0.40)	(0.51)	—	(0.53)	(0.39)	(0.21)	(0.21)
From net realized gains	(8.57)	(6.53)	—	(2.97)	(2.33)	(1.79)	(1.01)
Total distributions paid	(8.97)	(7.04)	—	(3.50)	(2.72)	(2.00)	(1.22)
Change in net asset value	(9.93)	(1.69)	2.89	2.97	5.65	(13.20)	19.90
Net asset value, end of period	$52.39	$62.32	$64.01	$61.12	$58.15	$52.50	$65.70
Total return	(2.21%)(c)	9.35%	4.75%(c)	11.72%	16.69%	(17.70%)	46.52%
Ratios/Supplemental data:
Net assets, end of period (000's)	$488.5	$576.7	$700.3	$708.3	$645.1	$608.1	$622.1
Ratio of expenses to average net assets	0.99%(d), (e)	0.99%	0.99%(d)	1.00%	1.03%	1.01%	1.02%
Ratio of net investment income to average net assets	0.24%(d), (e)	0.65%	0.48%(d)	0.93%	0.89%	0.65%	0.40%
Ratio of gross expenses to average net assets	0.99%(d), (e)	1.01%	0.99%	1.00%	1.03%	1.01%	1.02%
Portfolio turnover rate(f)	10.77%(c)	21.73%	5.55%(c)	27.31%	10.00%	7.00%	10.00%

(a)	During the period, the fiscal year end changed to September 30 from June 30.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios include Interest Expense of $3,417 for the six months ended March 31, 2026. Expense ratios would have been lower by 0.00% and Net investment income ratio would have been higher by 0.00% excluding this expense.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

13

TRILLIUM MUTUAL FUNDS

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

For the periods indicated

	Institutional Shares
Trillium ESG Small/Mid Cap Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Three Months Ended September 30, 2024(a)	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021
Net asset value, beginning of period	$15.76	$16.04	$15.20	$15.11	$13.73	$16.96	$11.01
Income (loss) from investment operations:
Net investment income (loss)(b)	— (c)	— (c)	— (c)	0.02	0.02	(0.02)	(0.02)
Net realized and unrealized gains (losses) from investments and foreign currency	(0.12)	0.67	0.84	0.44	1.78	(2.82)	5.99
Total from investment operations	(0.12)	0.67	0.84	0.46	1.80	(2.84)	5.97
Less distributions paid:
From net investment income	—	(0.02)	—	(0.01)	(0.01)	—	(0.02)
From net realized gains	—	(0.93)	—	(0.36)	(0.41)	(0.39)	—
Total distributions paid	—	(0.95)	—	(0.37)	(0.42)	(0.39)	(0.02)
Change in net asset value	(0.12)	(0.28)	0.84	0.09	1.38	(3.23)	5.95
Net asset value, end of period	$15.64	$15.76	$16.04	$15.20	$15.11	$13.73	$16.96
Total return	(0.76%)(d)	4.05%	5.53%(d)	3.14%	13.37%	(17.16%)	54.23%
Ratios/Supplemental data:
Net assets, end of period (000's)	$29.8	$34.4	$39.0	$40.2	$43.8	$33.2	$31.7
Ratio of net expenses to average net assets	0.98%(e), (f)	0.97%	0.97%(e)	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets	0.02%(e), (f)	0.01%	(0.02%)(e)	0.16%	0.12%	(0.12%)	(0.15%)
Ratio of gross expenses to average net assets	1.06%(e), (f)	1.11%	1.20%(e)	1.18%	1.39%	1.36%	1.77%
Portfolio turnover rate(g)	13.89%(d)	19.98%	6.29%(d)	31.34%	26.00%	21.00%	20.00%

(a)	During the period, the fiscal year end changed to September 30 from June 30.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Ratios include Interest Expense of $1,639 for the six months ended March 31, 2026. Expense ratios would have been lower by 0.01% and Net investment income ratio would have been higher by 0.01% excluding this expense.
(g)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

14

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Perpetual Americas Funds Trust (the “Trust”) (formerly JOHCM Funds Trust) is a Massachusetts business trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”). As an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies.” The Trillium ESG Global Equity Fund (“Global Equity Fund”) and the Trillium ESG Small/Mid Cap Fund (“SMID Fund”) (each, a “Fund” and collectively, the “Funds”) are each a diversified fund, a series of the Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a management investment company. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest in separate series of the Trust.
Each Fund is authorized to issue up to four classes of shares as follows: Advisor, Investor, Institutional and Class Z shares. Each class of shares is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees and/or sub-transfer agency fees incurred, as applicable. As of March 31, 2026, the following classes of shares were in operation:

Fund	Commencement Date	Investment Objective
Trillium ESG Global Equity Fund	Institutional Shares: March 30, 2007 Investor Shares: September 30, 1999	seeks long-term capital appreciation by investing in companies that meet Trillium’s Environmental, Social, and Governance (“ESG”) criteria
Trillium ESG Small/Mid Cap Fund	Institutional Shares: August 31, 2015	seeks long-term capital appreciation by investing in companies that meet Trillium’s Environmental, Social, and Governance (“ESG”) criteria
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
Prior to October 30, 2023, each of the Trillium ESG Global Equity Fund and Trillium ESG Small/Mid Cap Fund operated as a series of Professionally Managed Portfolios (each, a “Predecessor Fund,” and together, the “Predecessor Funds”). On October 30, 2023, the Predecessor Funds were reorganized into the Trust. Subsequent to June 30, 2024, the Board approved a change in the fiscal year end for each Fund to September 30 to align the fiscal year end with the other series in the Trust.
A. Significant accounting policies related to investments are as follows:
INVESTMENT VALUATION
Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including adjustments made to quoted prices of a security, quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

15

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.
Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in closed-end investment companies are valued at the last quoted sales prices or official closing prices taken from the primary market or composite in which each security trades. Investments in other open-end registered investment companies, including money market funds, are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Trustees have designated JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services (the “Adviser” or “PAFS”), investment adviser to the Funds, as the Funds’ Valuation Designee with responsibility for establishing fair value, in accordance with the Trust's valuation policy, when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service did not provide a price, a furnished price was in error, certain stale prices, or an event occurred that materially affected the furnished price). In addition, fair value pricing may be used if events materially affecting the value of non-U.S. equity securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international equity securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds generally use a systematic valuation model provided by an approved independent third party pricing service to fair value their international equity securities. International equity securities which are fair valued pursuant to this valuation model or fair valued in connection with local market holidays are deemed to be Level 2 securities.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

16

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

The following is a summary of the valuation inputs used as of March 31, 2026 in valuing the Funds' investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Trillium ESG Global Equity Fund
Common Stocks
Apparel & Textile Products	$—	$7,354,625	$—	$7,354,625
Automotive	—	9,577,996	—	9,577,996
Banking	32,715,506	20,423,049	—	53,138,555
Biotechnology & Pharmaceuticals	26,768,033	21,398,298	—	48,166,331
Commercial Support Services	—	12,195,638	—	12,195,638
Construction Materials	—	3,709,430	—	3,709,430
Diversified Industrials	—	8,656,320	—	8,656,320
Electric Utilities	—	6,521,670	—	6,521,670
Electrical Equipment	7,767,617	19,742,194	—	27,509,811
Food	—	5,727,210	—	5,727,210
Home Construction	—	3,625,209	—	3,625,209
Household Products	—	25,577,955	—	25,577,955
Insurance	6,361,541	18,812,905	—	25,174,446
Leisure Facilities & Services	15,821,428	4,854,733	—	20,676,161
Machinery	6,927,463	16,572,559	—	23,500,022
Medical Equipment & Devices	4,292,371	13,102,139	—	17,394,510
Retail - Discretionary	17,459,367	13,092,998	—	30,552,365
Semiconductors	61,791,486	20,795,746	—	82,587,232
Software	58,069,387	3,121,878	—	61,191,265
Other*	219,970,105	—	—	219,970,105
Total Common Stocks	$457,944,304	$234,862,552	$ —	$692,806,856
Short-Term Investments	$355,168	$—	$—	$355,168
Total Investments	$458,299,472	$234,862,552	$ —	$693,162,024
Trillium ESG Small/Mid Cap Fund
Common Stocks*	$28,664,445	$—	$—	$28,664,445
Short-Term Investments	1,114,921	—	—	1,114,921
Total Investments	$29,779,366	$ —	$ —	$29,779,366

*	See additional categories in the Schedule of Investments.
As of March 31, 2026, there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 during the period ended March 31, 2026.
There were no Level 3 securities held by the Funds during the period.
CURRENCY TRANSACTIONS
The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on

17

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in Net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.
The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. The Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign exchange contracts in the Statements of Operations.
Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.
There were no forward foreign currency exchange contracts as of or for the six months ended March 31, 2026.
INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available, and reflect applicable foreign withholdings taxes and any related reclaim amounts. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Each Fund, as applicable, records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Non-cash dividends are recognized as investment income at the fair value of the asset received.
EXPENSE ALLOCATIONS
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one Fund are allocated among the applicable Funds in the Trust on a pro-rata basis based on relative net assets or another reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.

18

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.
DISTRIBUTIONS TO SHAREHOLDERS
Distributions of dividends from net investment income, if any, are declared and paid on an annual basis.
Distributions from net investment income and from net realized capital gain are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment. Temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
U.S. FEDERAL INCOME TAX INFORMATION
No provision is made for U.S. federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
The Funds analyzed all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions that remain subject to examination. The Funds’ U.S. federal income tax returns for the tax years ended June 30, 2022 through June 30, 2024 and for the tax period from July 1, 2024 to September 30, 2024, and tax year ended September 30, 2025, as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
CAPITAL GAIN TAXES
Investments in certain non-U.S. securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments. The Trillium ESG Global Equity Fund paid $967 in capital gain taxes which are netted with any refunds received during the period. This amount is included in the net realized gains (losses) from investment transactions on the Statements of Operations.
SUMMARY OF PRINCIPAL AND NON-PRINCIPAL RISKS
This section describes the principal risks and some related risks of investing in the Funds, listed in alphabetical order, but it does not describe every possible risk of investing in a Fund. Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. The significance of any specific risk to an investment in a Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. Your investment in a Fund may be subject (in varying degrees)

19

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others and not all risks will be applicable to all Funds. You should read all of the risk information for your Fund presented below carefully, because any one or more of these risks may result in losses to the Fund. Each risk described below applies to each of the Funds unless otherwise indicated.
Active Management Risk. Trillium’s dependence on a quantitative strategy or judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.
Asset Allocation Risk. The risk that if a Fund’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. An actual or perceived decline in creditworthiness of an issuer of a fixed-income security held by a Fund may result in a decrease in the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured.
The credit rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition and does not reflect an assessment of an investment’s volatility or liquidity. Securities rated in the lowest category of investment grade are considered to have speculative characteristics. If a security held by a Fund loses its rating or its rating is downgraded, a Fund may nonetheless continue to hold the security in the discretion of Trillium. In the case of asset-backed or mortgage-related securities, changes in the actual or perceived ability of the obligors on the underlying assets or mortgages to make payments of interest and/or principal may affect the values of those securities.
Currency Risk. A significant portion of a Fund’s assets may be denominated in non-U.S. currencies. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. A Fund is not required to hedge its non-U.S. currency risk, although it may do so through non-U.S. currency exchange contracts and other methods. Therefore, to the extent a Fund does not hedge its non-U.S. currency risk, or the hedges are ineffective, the value of a Fund’s assets and income could be adversely affected by currency exchange rate movements. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.
Cybersecurity Risk. The computer systems, networks, and devices used by a Fund and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, and security breaches. Despite the various protections utilized by a Fund and its service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.
Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value per share (“NAV”); impediments to trading; the inability of the Funds, Trillium or the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information. Any problems relating to the performance and effectiveness of security procedures

20

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

used by the Fund or its service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on the Fund or its investors. Furthermore, as the Fund’s assets grow, it may become a more appealing target for cybersecurity threats such as hackers and malware.
Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.
Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the Funds and the Funds’ service providers to plan for, or respond to, a cyberattack. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.
Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request. Some Funds may also invest in certain depositary receipts without voting rights, for example, Thai non-voting depositary receipts (“NVDRs”). NVDRs are similar to other depositary receipts except that they do not allow the holder to participate in company decision making through voting. See Investment Strategies and Risks – Depositary Receipts in the Funds’ SAI for additional information.
Emerging Markets Risk. Investing in emerging market securities magnifies the risks inherent in non-U.S. investments. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks including or arising from political or economic instability, nationalization or confiscatory taxation, capital controls, currency exchange restrictions, tariffs and other sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Geopolitical events such as nationalization or expropriation could even cause the loss of the Fund’s entire investment in one or more countries. In addition, pandemics and outbreaks of contagious diseases may exacerbate preexisting problems in emerging market countries with less established healthcare systems. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.
Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls, impacts of bilateral trade disputes and investment restrictions that are subject to political change and balance of payments position. Issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the United States. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the transportation and custody of such securities. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities

21

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. A Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation. A sub-set of emerging markets, frontier markets, are less developed than other emerging markets and are the most speculative. They have the least number of investors and may not have a stock market on which to trade. Most frontier markets consist chiefly of stocks of financial, telecommunications, and consumer companies that count on monthly payments from customers. Investments in this sector are typically illiquid, nontransparent, and subject to very low levels of regulation and high transaction fees. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Frontier market investments may be subject to substantial political and currency risk. The risk of investing in frontier markets can be increased due to government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by frontier market countries or their trading partners; and the relatively new and unsettled securities laws in many frontier market countries. These risks can result in the potential for extreme price volatility.
Equity Securities Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include both direct and indirect investments in such ownership interests, such as public and privately issued equity securities and common and preferred stocks, warrants and rights to subscribe to common stock or other equity securities, convertible securities, and derivative instruments that are expected or intended to track the price movement of equity indices. Different types of equity securities (including different types of instruments that provide direct or indirect exposure to ownership interests in issuers) provide different voting and dividend rights and priority in the event of a bankruptcy and/or insolvency of the issuer. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.
Euro- and Eurozone-Related Risk(Trillium ESG Global Equity Fund). To the extent the Fund invests in investments located in Europe, it may be subject to risks not typically associated with investments in the United States. A majority of western European countries and a number of eastern European countries are members of the European Union, an intergovernmental union aimed at developing economic and political coordination and cooperation among its member states. European countries that are members of the Economic and Monetary Union of the European Union (“EMU”) are subject to restrictions on inflation rates, interest rates, deficits, and debt levels. The EMU sets out different stages and commitments for member states to follow in an effort to achieve greater coordination of economic, fiscal, and monetary policies. As a condition to adopting the euro, EMU member states must also relinquish control of their monetary policies to the European Central Bank and become subject to certain monetary and fiscal controls imposed by the EMU. These controls remove EMU member states’ flexibility in implementing monetary policy measures to address regional economic conditions, which may impair their ability to respond to crises. A number of countries in the European Union have experienced, and may continue to experience, severe economic and financial difficulties. Additional European Union member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund’s investments in euro-denominated securities and derivatives contracts, as well as securities of issuers located in the European Union or with significant exposure to European Union issuers or countries, to the extent the Fund invests in such securities.
In 2020, the UK left the EU (commonly known as “Brexit”). The full extent of the political, economic and legal consequences of Brexit are not yet fully known, and the long-term impact of Brexit on the UK, the EU and the broader global economy may be significant. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of Brexit, the UK and European economies, and the broader economy, could be significantly impacted, potentially resulting

22

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits may cause additional market disruption globally and introduce new legal and regulatory uncertainties.
Focused Investment Risk. Focusing investments in a particular market, sector or value chain (which includes the range of activities required to bring a product or services to market and which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain.
Geographic Focus Risk. From time to time a Fund’s investment may be focused in a particular geographic region. The value of the investments of a Fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the Fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting such location are therefore likely to cause the value of a Fund’s shares to decrease, perhaps significantly.
Growth Investing Risk. The prices of growth stocks may be based largely on expectations of future earnings, and can decline rapidly and significantly in reaction to negative news about various factors, such as earnings, revenues, the economy, political developments, or other news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over a short or long period of time. Growth stocks may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. As a result, at times when it holds investments in growth stocks, a Fund may underperform other investment funds that favor different investment styles. Because growth companies typically reinvest their earnings, growth stocks typically do not pay dividends at levels associated with other types of stocks, if at all.
Hedging Risk. Some Funds may invest in hedging assets. Hedging is a strategy in which a Fund uses a derivative or other security to offset certain risks associated with other Fund holdings or to render the portfolio more resilient to market fluctuations. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. A Fund is not required to use hedging and may choose not to do so. Derivative instruments involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.
Investment Company Risk. If a Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which a Fund invests in addition to the Fund’s direct fees and expenses. A Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount, and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in a Fund.
IPO Risk. A Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.
Japan Risk(Trillium ESG Global Equity Fund). The Japanese economy may be subject to economic, political and social instability, which could have a negative impact on Japanese securities, and may impact a Fund’s performance to the extent it invests in such securities. In the past, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. At times, the Japanese economy has been adversely impacted by government intervention and protectionism, changes in its labor market, and an unstable financial services

23

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

sector. International trade, government support of the financial services sector and other troubled sectors, government policy, natural disasters and/or geopolitical developments could significantly affect the Japanese economy. A significant portion of Japan’s trade is conducted with developing nations and can be affected by conditions in these nations or by currency fluctuations. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Japanese economy.
Key Person Risk. Key person risk is the risk that results when a Fund’s investment program is highly dependent on the investment skill and dedication of a small number of “key” persons at Trillium, which can result in decreased investment results if these “key” persons become unable to apply their full attention to the management of a Fund’s investments for health or other reasons.
Large TransactionsRisk. A Fund may experience adverse effects when large shareholders, or a number of shareholders collectively purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large shareholder transactions may also result in taxable income and/or gains for the Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged investment plans. To the extent that such transactions result in short-term capital gains, such gains when distributed by the Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause the Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, a Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time.
Liquidity Risk. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Trading opportunities are also more limited for securities and other instruments that are not widely held or are traded in less developed markets. These factors may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. Illiquid investments may also be more difficult to value.
Liquidity risk may be amplified during times of financial or political stress, or, for example, in situations where foreign countries close their securities markets for extended periods of time due to scheduled holidays. Increased Fund redemption activity also may increase liquidity risk due to the need of the Fund to sell portfolio investments and may negatively impact Fund performance.
Market Risk. The market value of a Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon political, regulatory, market, economic, and social conditions, as well as developments that impact specific economic sectors, industries, or segments of the market, including conditions that directly relate to the issuers of a Fund’s investments, such as management performance, financial condition, and demand for the issuers’ goods and services. The Funds are subject to the risk that geopolitical events will adversely affect global economies and markets. War and other military operations, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on global economies and markets. Likewise, natural and environmental disasters and epidemics or pandemics may be highly disruptive to economies and markets.
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. An epidemic or pandemic

24

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

can result in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, which may adversely affect markets, issuers, and/or non-U.S. exchange rates. The effects of any disease outbreak may be greater in countries with less developed disease prevention and control programs and may also exacerbate other pre-existing political, social, economic, market and financial risks. A pandemic and its effects can result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Any such events could have a significant adverse impact on the value of a Fund’s investments.
Non-U.S. Securities Risk. Non-U.S. securities risk is the risk associated with investments in issuers located in non-U.S. countries. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these non-U.S. markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. U.S. government tariffs, sanctions or other actions directed at a particular country could adversely impact issuers in that country.
Other risks associated with investing in non-U.S. securities include, among other things, imposition of exchange control regulation by the U.S. or non-U.S. governments, U.S. and non-U.S. withholding or other taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in non-U.S. nations. There may be less publicly available information about certain non-U.S. companies than would be the case for comparable companies in the U.S. and certain non-U.S. companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain non-U.S. countries. Investors in non-U.S. countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission (the “SEC”), the U.S. Department of Justice and other authorities to bring and enforce actions against non-U.S. issuers or non-U.S. persons is limited. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, increased disruption of international trade, possible government debt restructuring and related issues, all of which may cause the value of a Fund’s non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by other countries (such as the United States), capital controls political changes or diplomatic developments may also cause the value of a Fund’s non-U.S. investments to decline. When imposed, non-U.S. withholding or other taxes reduce a Fund’s return on non-U.S. securities. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire non-U.S. investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of non-U.S. issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts. In certain cases, depositary receipts may also be issued through programs in local markets, such as Thai NVDRs. See Summary of Principal and Non-Principal Risks – Depositary Receipts Risk above for additional information. To the extent a Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit/counterparty and information risks. In addition, non-U.S. securities may be subject to increased credit/counterparty risk because of the potential difficulties of requiring non-U.S. entities to honor their contractual commitments.
Portfolio Turnover Risk. A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if Trillium determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within Trillium’s control. These transactions will increase a Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to a Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.

25

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, as well as any changes to climate related laws and regulations, could impair the ability of a Fund to achieve its investment objective and could increase the operating expenses of the Fund.
Small-Cap and Mid-Cap Company Risk. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. These companies may experience higher growth rates and higher interest rates than larger capitalization companies. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. Small cap securities may be traded over the counter or listed on an exchange and it may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices. Smaller capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.
Sustainable Investing Risk. Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Because Trillium evaluates ESG criteria when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG criteria. ESG criteria may prioritize long term, rather than short term, returns. ESG information and data, including that provided by third parties, may be incomplete, inaccurate, or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, there is a risk that the securities identified by Trillium to fit within its sustainability criteria do not operate as anticipated. Although Trillium seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. Trillium’s exclusion of certain potential investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such potential investments are performing well. There is also a risk that Trillium’s shareholder advocacy may be unsuccessful and may result in unanticipated or unintended outcomes. There can be no assurance that Trillium’s shareholder advocacy will result either in superior investment returns, or in a positive outcome for the environment or society.
United Kingdom Investments Risk. The United Kingdom has one of the largest economies in Europe and is heavily dependent on trade with the European Union, and to a lesser extent the United States and China. As a result, the British economy may be impacted by changes to the economic condition of the United States, China and other European countries. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy, as well as on a Fund, to the extent a Fund invests in investments located in the United Kingdom. Furthermore, the United Kingdom voted via referendum to leave the European Union (“Brexit”). The impact of Brexit on the economies of the United Kingdom and its trading partners is not yet fully known.
Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Withholding Tax Reclaims Risk. A Fund may file claims to recover foreign withholding taxes on dividend and interest income (if any) received from issuers in certain countries and capital gains on the disposition of stocks or securities where such withholding tax reclaim is possible. Whether or when a Fund will receive a withholding tax refund is within the control of the tax authorities in such countries. Where a Fund expects to recover withholding taxes, the net asset value of the Fund generally includes accruals for such tax refunds. Each Fund regularly evaluates the probability of recovery. If the likelihood of recovery materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in such Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value. Shareholders in a Fund at the time an accrual is written down will bear the impact of the resulting reduction in net asset value regardless of whether they were shareholders during the accrual period. Conversely, if

26

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

a Fund receives a tax refund that has not been previously accrued, shareholders in such Fund at the time of the successful recovery will benefit from the resulting increase in the Fund’s net asset value. Shareholders who sold their shares prior to such time will not benefit from such increase in the Fund’s net asset value.
SEGMENT REPORTING
The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment's performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund's financial statements and financial highlights.
B. Fees and Transactions with Affiliates and Other Parties
The Trust, on behalf of the Funds, has entered into an Amended and Restated Investment Advisory Agreement (the “Agreement”) with PAFS to provide investment management services to the Funds.
Total fees incurred pursuant to the Agreement are reflected as “Investment Advisory” fees on the Statements of Operations. Under the terms of the Agreement, PAFS receives an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). The Trust, on behalf of the Funds, and PAFS have entered into a Third Amended and Restated Expense Limitation Agreement whereby PAFS has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

Fund	Class	Advisory Fee	Expense Limitation
Trillium ESG Global Equity Fund	Investor	0.85%(a)	1.24%
Trillium ESG Global Equity Fund	Institutional	0.85%(a)	0.99%
Trillium ESG Small/Mid Cap Fund	Institutional	0.75%	0.97%

(a)	0.72% of average daily net assets in excess of $1 billion.
The Third Amended and Restated Expense Limitation Agreement is effective until February 1, 2027 for the Funds. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement. The Trust and Adviser have agreed that the Adviser shall be entitled to collect on behalf of Trillium amounts that would have been recoverable by Trillium from certain Predecessor Funds under the Predecessor Funds' prior expense limitation arrangement with Professionally Managed Portfolios.
Trillium serves as the investment sub-adviser to the Funds. For its services, Trillium is paid a fee of 0.70% for average daily net assets up to $1 billion; 0.57% for average daily net assets greater than $1 billion for Global Equity Fund and 0.60% based on average daily net assets for SMID Fund, respectively, by the Adviser.
For the period ended March 31, 2026, the Funds incurred advisory fees payable to PAFS, received expense waivers/reimbursements from PAFS, and paid expense recoupments to PAFS as follows:

27

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Fund	Advisory Fee to PAFS	Expenses Reduced by PAFS	Advisory Waivers Recouped by PAFS
Trillium ESG Global Equity Fund	$3,266,871	$—	$94,058
Trillium ESG Small/Mid Cap Fund	121,067	12,594	—

The balances of recoverable expenses to PAFS by the Funds at March 31, 2026 were as follows:

Period	Expiring	Trillium ESG Global Equity Fund	Trillium ESG Small/Mid Cap Fund
Year ended June 30, 2023	June 30, 2026	$ —	$158,734
Year ended June 30, 2024	June 30, 2027	—	80,748
Three-month period ended September 30, 2024	September 30, 2027	—	21,224
Year ended September 30, 2025	September 30, 2028	64,472	48,199
Six months ended March 31, 2026	September 30, 2029	—	12,594
Balances of Recoverable Expenses to PAFS		$64,472	$321,499
Perpetual Americas Funds Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC d/b/a ACA Group (“ACA Group”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust, on behalf of the Funds. The Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. Under a separate Distribution Services and License Agreement, PAFS, at its own expense, pays the Distributor an annual base fee, an asset-based fee and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds. Neither the Distributor nor ACA Group is affiliated with the Trust, the Adviser or Trillium.
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expense. Total fees paid to Northern Trust for their services are reflected as “Accounting and Administration” fees on the Statements of Operations.
PAFS and the Trust have entered into an Amended and Restated Administration and Compliance Support Services Agreement (the “ACSS Agreement”) pursuant to which PAFS provides, coordinates or otherwise supports the provision of, administration and compliance services for the Trust. As full compensation for the services rendered and expenses borne by PAFS in connection with the services PAFS provides under the ACSS Agreement, the Trust, on behalf of each Fund, agrees to reimburse PAFS in such amounts as are approved by the Board from time to time. Total fees allocated to the Funds and paid to PAFS pursuant to the ACSS Agreement are reflected as “Compliance” fees in the Statements of Operations.
PAFS and the Trust have entered into an Amended and Restated Institutional Class Shareholder Services, Recordkeeping and Sub-Transfer Agency Agreement (the “Shareholder Services Agreement”). Pursuant to the Shareholder Services Agreement, the Trust, on behalf of each Fund, agrees that Institutional Shares of each Fund shall reimburse PAFS or its designee for any payments PAFS or such designee makes to third-party service providers for personal services, accounting or subaccounting, recordkeeping and/or other administrative services provided to beneficial holders of Institutional Class shares of the Funds. Payments by a Fund pursuant to the Shareholder Services Agreement shall not exceed such amounts as are approved by the Board from time to time. Total fees reimbursed to PAFS pursuant to the Shareholder Services Agreement are reflected as “Shareholder Services - Institutional Shares” fees in the Statements of Operations.

28

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Certain officers of the Trust are affiliated with PAFS and receive no compensation directly from the Funds for serving in their respective roles. The Trust pays each trustee who is not an “interested person” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustee”) compensation for their services based on an annual retainer of $140,000, certain committee and chairperson retainers and reimbursement for certain expenses. For the six months ended March 31, 2026, the aggregate Independent Trustee compensation paid by the Trust was $377,000. The amount of total Independent Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds is reflected as “trustee fees” on the Statements of Operations.
C. Rule 12b-1 Plan
The Funds have adopted an amended plan under Rule 12b-1 that is applicable to Advisor Shares and Investor Shares to pay for certain distribution and promotional activities related to marketing of their shares. Each Fund will pay the Distributor a fee for the principal underwriter’s services in connection with the sales and promotion of the Funds, including its expenses in connection therewith at annual rates of 0.10% and 0.25% of the average daily net assets of the outstanding Advisor Shares and Investor Shares, respectively. Total fees paid pursuant to the plan are reflected as “Distribution (Rule 12b-1) fees” on the Statements of Operations.
D. Credit Agreements
The Trust, on behalf of the Funds, has entered into a $150 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes which permits the Funds to borrow up to an aggregate amount of $150 million, $50 million of which is committed and $100 million of which is uncommitted.  Any advance under the Credit Agreement will accrue interest at a rate per annum equivalent to the Fund's option of the sum of the U.S. Federal Fund Target Rate plus 1.30%, the daily Simple Secured Overnight Financing Rate plus 1.30% or the Prime Rate minus 1.50%.
During the six months ended March 31, 2026, the following Funds had borrowings with the average loan, weighted interest rate and interest expense as disclosed below:

Fund	Dollar Amount	Days Outstanding	Rate	Interest Expense
Trillium ESG Global Equity Fund	$5,035,714	7	4.96%	4,856
Trillium ESG Small/Mid Cap Fund	3,790,000	3	5.19	1,639
The Interest Expense amounts are included in the “Interest Expense” on the Statements of Operations.
E. Investment Transactions
For the six months ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term investments and U.S. government securities) for the Funds were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Trillium ESG Global Equity Fund	$82,286,907	$177,423,971
Trillium ESG Small/Mid Cap Fund	4,435,696	9,586,727

29

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

F. U.S. Federal Income Tax
As of March 31, 2026, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for U.S. Federal income tax purposes, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Trillium ESG Global Equity Fund	$505,385,026	$226,624,637	$ (38,847,639)	$187,776,998
Trillium ESG Small/Mid Cap Fund	27,606,949	4,871,181	(2,698,764)	2,172,417

The tax character of distributions paid by the Funds during the tax year ended September 30, 2025, latest three-month tax period ended September 30, 2024, and the latest tax year ended June 30, 2024 were as follows:

	Distributions From
Fund	Ordinary Income September 30, 2025	Long-Term Capital Gains* September 30, 2025	Ordinary Income 3 months ended September 30, 2024	Long-Term Capital Gains** 3 months ended September 30, 2024	Ordinary Income June 30, 2024	Long-Term Capital Gains*** June 30, 2024
Trillium ESG Global Equity Fund	$7,351,129	$94,449,189	$—	$—	$7,365,404	$45,455,094
Trillium ESG Small/Mid Cap Fund	51,575	2,119,082	—	—	42,401	1,045,846

*
The amounts do not include tax equalization utilized of $19,603,836 in net long term capital gains in which the Global Equity Fund designated as being distributed to shareholders on their redemption of shares.

**
The amounts do not include tax equalization utilized of $749,585 in net long term capital gains in which the Global Equity Fund designated as being distributed to shareholders on their redemption of shares.

***
The amounts do not include tax equalization utilized of $3,368,255 and $284,892 in net long term capital gains in which the Global Equity Fund and SMID Fund, respectively, designated as being distributed to shareholders on their redemption of shares.

As of the latest year ended September 30, 2025, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Distributions Payable	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Trillium ESG Global Equity Fund	$4,288,422	$92,631,084	$—	$—	$—	266,263,786	363,183,292
Trillium ESG Small/Mid Cap Fund	—	—	(1,026,499)	—	—	4,292,199	3,265,700

As of the latest tax year ended September 30, 2025, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
Trillium ESG Small/Mid Cap Fund	$182,492	$844,007
During the fiscal year ended September 30, 2025, the SMID Fund utilized $470,714 in capital loss carry forwards.

30

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Primarily as a result of differing book/tax treatment of tax equalization, the Funds made reclassifications among certain capital accounts. These reclassifications have no effect on net assets or net asset value per share. As of September 30, 2025, the following reclassifications were made to the Funds’ Statements of Assets and Liabilities:

Fund	Distributable Earnings (Loss)	Paid-in Capital
Trillium ESG Global Equity Fund	$ (19,603,836)	$19,603,836
Trillium ESG Small/Mid Cap Fund	4,802	(4,802)
G. Capital Share Transactions
Transactions in dollars for the six months ended March 31, 2026, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
Trillium ESG Global Equity Fund	Investor Shares	$7,483,110	$30,699,922	$ (25,598,594)	$12,584,438
Trillium ESG Global Equity Fund	Institutional Shares	37,548,162	67,618,355	(104,149,787)	1,016,730
Trillium ESG Small/Mid Cap Fund	Institutional Shares	2,872,477	—	(7,402,603)	(4,530,126)

Transactions in shares for the six months ended March 31, 2026, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
Trillium ESG Global Equity Fund	Investor Shares	128,703	554,651	(444,200)	239,154
Trillium ESG Global Equity Fund	Institutional Shares	657,599	1,230,767	(1,816,673)	71,693
Trillium ESG Small/Mid Cap Fund	Institutional Shares	175,804	—	(453,965)	(278,161)

Transactions in dollars for the year ended September 30, 2025, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
Trillium ESG Global Equity Fund	Investor Shares	$15,076,730	$26,249,916	$ (60,799,411)	$ (19,472,765)
Trillium ESG Global Equity Fund	Institutional Shares	77,518,518	65,203,852	(241,745,141)	(99,022,771)
Trillium ESG Small/Mid Cap Fund	Institutional Shares	3,343,433	1,981,647	(9,101,798)	(3,776,718)

Transactions in shares of fund shares for the year ended September 30, 2025, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
Trillium ESG Global Equity Fund	Investor Shares	258,422	456,204	(1,044,643)	(330,017)
Trillium ESG Global Equity Fund	Institutional Shares	1,351,899	1,140,725	(4,179,524)	(1,686,900)
Trillium ESG Small/Mid Cap Fund	Institutional Shares	221,616	122,703	(589,804)	(245,485)

31

TRILLIUM MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

H. Concentration of Ownership
A significant portion of a Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.
I. New Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2023-09, Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
J. Subsequent Events
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

32

TRILLIUM MUTUAL FUNDS

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

March 31, 2026 (Unaudited)

Not Applicable.

33

TRILLIUM MUTUAL FUNDS

PROXY DISCLOSURES

March 31, 2026 (Unaudited)

Not Applicable.

34

TRILLIUM MUTUAL FUNDS

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

March 31, 2026 (Unaudited)

Included on page 29 in the Notes to Financial Statements.

35

TRILLIUM MUTUAL FUNDS

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

March 31, 2026 (Unaudited)

Prior to and at a meeting of the Board of Trustees (the “Board” or the “Trustees”) of Perpetual Americas Funds Trust held on December 11-12, 2025, the Board requested, and JOHCM (USA) Inc. d/b/a Perpetual Americas Funds Services (the “Adviser”) and Trillium Asset Management, LLC (“Trillium” or the “Sub-Adviser”) provided, both written and oral reports containing information and data relating to the consideration of: (i) the nature, extent, and quality of the services provided by the Adviser and by Trillium to the Trillium ESG Global Equity Fund and the Trillium ESG Small/Mid Cap Fund (the “Funds”); (ii) the investment performance of the Funds, including the performance of each Fund’s predecessor fund, as applicable1; (iii) the costs of the services provided and the profits realized by the Adviser and Trillium from its relationship with the Funds; (iv) the extent to which economies of scale are expected to be realized as the Funds grow; and (v) whether the proposed fee levels would reflect such economies of scale to the benefit of the Funds’ potential shareholders. The Trustees were assisted in their evaluation of the Investment Advisory Agreement and Investment Subadvisory Agreement (together, the “Advisory Agreements”) by independent legal counsel, from whom they received assistance and advice, including a review of the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. In reviewing the Advisory Agreements, the Trustees, including all the Independent Trustees, considered the following and other factors with respect to the Funds:
Nature, Extent and Quality of the Services
The Board examined the nature, extent, and quality of services to be provided to each Fund by the Adviser and Trillium. The Board noted that the Adviser and Sub-Adviser are indirect wholly owned subsidiaries of Perpetual Limited. The Board considered the terms of the Advisory Agreements, information and reports provided by each of the Adviser and the Sub-Adviser on its respective personnel and operations, the Adviser’s and Trillium’s experience with the investment strategy and risks of each Fund. The Board reviewed the Adviser and the Sub-Adviser’s investment philosophy and portfolio construction processes, compliance programs, insurance coverage, business continuity programs, and information security practices. The Board noted that, as set forth in the reports provided by the Adviser and Trillium, there had been no previously undisclosed (i) material compliance issues or concerns raised or encountered since the last approval of the Advisory Agreements or (ii) material compliance issues in the past two years with respect to the Funds. The Board then considered key risks associated with the Funds and ways in which those risks were expected to be mitigated. The Board expressed satisfaction with the quality, extent, and nature of the services provided by the Adviser and Trillium.
Performance and Profits
The Trustees reviewed performance information for the Funds, including each Fund’s one-, three-, five- and ten-year periods (as available) ended on October 31, 2025. The Board considered a report prepared by an industry standard independent service provider, FUSE Research Network LLC (the “FUSE Report”), which presented comparisons of investment performance, expenses and fees of the Funds relative to their investment categories, competitor fund groups and broader benchmarks. The Trustees also reviewed and considered profitability analyses for the Funds prepared by the Adviser and Trillium on a consolidated basis. The analyses included details on income, direct expenses, staff costs, overhead, taxes, distribution related expenses and operating profit/loss. As part of the review of the profitability analyses, the Trustees also considered information provided by the Adviser related to its operating margin versus that of other investment advisers. The Trustees noted that, based on the information provided, the profits realized and/or to be realized were not excessive. Finally, the Trustees discussed potential adverse impacts to overall profitability as a result of current market conditions.
With respect to the Trillium ESG Global Equity Fund, the Board noted that the Fund’s Gross Advisory Fee ranked ten out of 12 among the Fund’s Expense Group. The Board further noted that the Fund’s Gross Advisory Fee was 0.85% compared to a median Gross Advisory Fee of 0.79% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and reimbursements, and noted that the Fund ranked eight out of 12 among the Fund’s Expense Group and 53 out of 62 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.99% compared to a median total expense of 0.96% for the Expense Group and 0.89% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 42 out of 62, 43 out of 61, 43 out of 61, and 13 out of 43 among the Fund’s Performance Universe over the one-, three-, five-, and ten-year periods ended October 31, 2025, respectively. The Fund’s returns were 14.55%, 15.74%, 10.80%, and 10.81% compared to a median return of the Performance Universe of 16.41%, 17.51%, 12.20%, and 10.06% over the one-, three-, five-, and ten-year periods ended October 31, 2025, respectively.
1 Each Fund has a predecessor fund which was reorganized into the Trust effective October 30, 2023.

36

TRILLIUM MUTUAL FUNDS

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

March 31, 2026 (Unaudited)

With respect to the Trillium ESG Small/Mid Cap Fund, the Board noted that the Fund’s Gross Advisory Fee tied with two other funds to rank eight out of 14 among the Fund’s Expense Group. The Board further noted that the Fund’s Gross Advisory Fee was 0.75% compared to a median Gross Advisory Fee of 0.75% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and reimbursements, and noted that the Fund ranked 13 out of 14 among the Fund’s Expense Group and 54 out of 76 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.97% compared to a median total expense of 0.89% for the Expense Group and 0.90% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 45 out of 77, 67 out of 74, 64 out of 71, and 48 out of 53 among the Fund’s Performance Universe over the one-, three-, five-, and ten-year periods ended October 31, 2025, respectively. The Fund’s returns were 4.38%, 6.52%, 8.30%, and 7.58% compared to a median return of the Performance Universe of 5.61%, 11.13%, 11.75%, and 9.11% over the one-, three-, five-, and ten-year periods ended October 31, 2025, respectively.
The Board then reviewed the expense caps that were in place for each of the Funds and noted that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses through February 1, 2027 for each of the Funds. After considering the comparative data provided, as described above, the Board concluded that the advisory fees and expense ratios were reasonable.
Economies of Scale
In considering the economies of scale for the Funds, the Board considered the marketing and distribution plans, capacity, and breakeven points for each of the Funds.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee assigned different weights to various factors considered.

37

Investment Subadviser
Trillium Asset Management, LLC
1 Congress Street, Suite 3101
Boston, Massachusetts 02114
Investment Adviser
Perpetual Americas Funds Services
1 Congress Street, Suite 3101
Boston, Massachusetts 02114
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, Massachusetts 02199
Distributor
Perpetual Americas Funds Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
For Additional Information, call
866-260-9549 (toll free) or 312-557-5913

TRILLIUM 03/26

TSW CORE PLUS BOND FUND
TSW EMERGING MARKETS FUND
TSW HIGH YIELD BOND FUND
TSW LARGE CAP VALUE FUND
SEMI-ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
March 31, 2026 (Unaudited)

TSW MUTUAL FUNDS

March 31, 2026 (Unaudited)

TSW MUTUAL FUNDS

TSW CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	54.3%
Aerospace & Defense	2.2%
Boeing (The) Co. 6.26%, 05/01/27		$500,000	$508,633
TransDigm, Inc.,
6.75%, 08/15/28(a)		500,000	506,070
7.13%, 12/01/31(a)		150,000	154,823
6.38%, 05/31/33(a)		625,000	621,668
			1,791,194
Asset Management	1.5%
Ares Capital Corp. 7.00%, 01/15/27		150,000	152,025
Charles Schwab (The) Corp. (Variable, U.S. SOFR + 2.21%) 5.64%, 05/19/29(b)		175,000	179,804
Citadel L.P. 6.38%, 01/23/32(a)		330,000	342,025
Osaic Holdings, Inc. 6.75%, 08/01/32(a)		500,000	500,063
			1,173,917
Automotive	1.3%
American Axle & Manufacturing, Inc. 7.75%, 10/15/33(a)		500,000	486,749
General Motors Co. 5.40%, 10/15/29		100,000	102,252
General Motors Financial Co., Inc. 5.35%, 07/15/27		450,000	454,259
			1,043,260
Banking	1.0%
Bank of America Corp. (Variable, U.S. SOFR + 1.91%) 5.43%, 08/15/35(b)		75,000	74,825
FNB Corp. (Variable, U.S. SOFR Compounded Index + 1.93%) 5.72%, 12/11/30(b)		730,000	734,533
			809,358
Biotechnology & Pharmaceuticals	0.2%
Harrow, Inc. 8.63%, 09/15/30(a)		200,000	202,266
Capital Goods	1.1%
Ferguson Enterprises, Inc. 5.00%, 10/03/34		500,000	494,093
Sonoco Products Co. 4.60%, 09/01/29		400,000	398,842
			892,935

See Notes to Financial Statements.

1

TSW MUTUAL FUNDS

TSW CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Commercial Support Services	1.9%
Brink's (The) Co. 6.75%, 06/15/32(a)		$250,000	$253,054
Deluxe Corp. 8.00%, 06/01/29(a)		1,000,000	1,006,510
GEO Group (The), Inc. 8.63%, 04/15/29		250,000	259,633
			1,519,197
Construction Materials	0.6%
Quikrete Holdings, Inc. 6.38%, 03/01/32(a)		450,000	456,301
Consumer Services	0.3%
PROG Holdings, Inc. 6.00%, 11/15/29(a)		250,000	237,500
Containers & Packaging	0.8%
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 02/01/28(a)		600,000	607,518
Diversified Industrials	0.2%
Parker-Hannifin Corp. 4.20%, 11/21/34		200,000	191,393
E-Commerce Discretionary	0.8%
Wayfair LLC 6.75%, 11/15/32(a)		625,000	629,745
Electric Utilities	3.2%
Duke Energy Carolinas LLC 4.85%, 01/15/34		250,000	249,671
Public Service Co. of Oklahoma,
5.20%, 01/15/35		500,000	497,360
5.45%, 01/15/36		1,000,000	1,006,415
Southern (The) Co. 3.70%, 04/30/30		400,000	386,996
Vistra Operations Co. LLC 5.70%, 12/30/34(a)		250,000	251,503
Wisconsin Electric Power Co. 4.60%, 10/01/34		200,000	197,017
			2,588,962
Electrical Equipment	1.9%
Hubbell, Inc. 3.15%, 08/15/27		150,000	147,550
Keysight Technologies, Inc. 4.95%, 10/15/34		500,000	494,769
Otis Worldwide Corp. 5.13%, 11/19/31		475,000	485,909
WESCO Distribution, Inc.,
6.38%, 03/15/29(a)		250,000	254,477
6.63%, 03/15/32(a)		150,000	153,530
			1,536,235

See Notes to Financial Statements.

2

TSW MUTUAL FUNDS

TSW CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Engineering & Construction	0.5%
Quanta Services, Inc.,
4.75%, 08/09/27		$200,000	$200,970
5.25%, 08/09/34		165,000	165,988
			366,958
Entertainment Content	0.5%
Netflix, Inc. 4.90%, 08/15/34		400,000	403,109
Food	0.4%
Post Holdings, Inc. 6.38%, 03/01/33(a)		300,000	295,543
Gas & Water Utilities	1.4%
American Water Capital Corp. 2.95%, 09/01/27		200,000	196,466
Atmos Energy Corp. 5.20%, 08/15/35		410,000	417,744
National Fuel Gas Co. 5.95%, 03/15/35		500,000	517,277
			1,131,487
Health Care Facilities & Services	3.4%
DaVita, Inc. 6.88%, 09/01/32(a)		100,000	102,443
Elevance Health, Inc. 4.95%, 11/01/31		1,000,000	1,006,195
Horizon Mutual Holdings, Inc. 6.20%, 11/15/34(a)		500,000	468,075
Laboratory Corp. of America Holdings 4.80%, 10/01/34		250,000	243,413
Quest Diagnostics, Inc. 5.00%, 12/15/34		200,000	198,634
UnitedHealth Group, Inc. 5.15%, 07/15/34		730,000	736,224
			2,754,984
Household Products	0.6%
Energizer Holdings, Inc. 6.00%, 09/15/33(a)		500,000	468,267
Industrial Support Services	1.3%
Herc Holdings, Inc. 7.25%, 06/15/33(a)		500,000	512,371
United Rentals North America, Inc. 6.00%, 12/15/29(a)		500,000	508,350
			1,020,721

See Notes to Financial Statements.

3

TSW MUTUAL FUNDS

TSW CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Institutional Financial Services	2.0%
Goldman Sachs Group (The), Inc. 3.85%, 01/26/27		$1,400,000	$1,395,485
Morgan Stanley 3.95%, 04/23/27		200,000	198,815
StoneX Group, Inc. 7.88%, 03/01/31(a)		50,000	51,931
			1,646,231
Insurance	3.5%
American International Group, Inc. 5.13%, 03/27/33		900,000	908,674
Equitable Financial Life Global Funding 5.00%, 03/27/30(a)		700,000	705,541
Willis North America, Inc. 4.55%, 03/15/31		1,190,000	1,172,541
			2,786,756
Internet Media & Services	2.5%
Alphabet, Inc. 4.10%, 02/15/31		1,000,000	993,051
Expedia Group, Inc. 3.25%, 02/15/30		475,000	448,847
Match Group Holdings II LLC 6.13%, 09/15/33(a)		600,000	583,088
			2,024,986
IT Services	2.3%
International Business Machines Corp. 5.70%, 02/10/55		750,000	708,198
Leidos, Inc. 5.50%, 03/15/35		1,000,000	1,016,229
Science Applications International Corp. 5.88%, 11/01/33(a)		125,000	121,984
			1,846,411
Leisure Facilities & Services	2.2%
Lindblad Expeditions LLC 7.00%, 09/15/30(a)		350,000	357,347
McDonald's Corp. 3.50%, 03/01/27		400,000	397,599
Viking Ocean Cruises Ship VII Ltd. 5.63%, 02/15/29(a)		1,000,000	998,489
			1,753,435
Leisure Products	0.1%
Acushnet Co. 5.63%, 12/01/33(a)		125,000	124,033

See Notes to Financial Statements.

4

TSW MUTUAL FUNDS

TSW CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Machinery	0.7%
Ingersoll Rand, Inc. 5.70%, 08/14/33		$400,000	$415,553
John Deere Capital Corp. 4.95%, 07/14/28		150,000	152,907
			568,460
Oil & Gas Supply Chain	4.0%
Hess Midstream Operations L.P. 6.50%, 06/01/29(a)		325,000	331,996
Kinder Morgan, Inc. 5.85%, 06/01/35		500,000	523,978
MPLX L.P. 5.40%, 04/01/35		750,000	749,244
Murphy Oil Corp. 6.00%, 10/01/32		500,000	496,610
ONEOK Partners L.P. 6.85%, 10/15/37		225,000	245,078
PBF Holding Co. LLC/PBF Finance Corp. 9.88%, 03/15/30(a)		200,000	214,392
Sunoco L.P. 7.25%, 05/01/32(a)		400,000	413,867
Sunoco L.P./Sunoco Finance Corp. 7.00%, 09/15/28(a)		250,000	255,073
			3,230,238
Real Estate Investment Trusts	0.7%
American Assets Trust L.P. 6.15%, 10/01/34		250,000	247,936
Realty Income Corp. 4.85%, 03/15/30		250,000	252,976
Ventas Realty L.P. 3.00%, 01/15/30		100,000	94,189
			595,101
Retail - Discretionary	2.0%
Bath & Body Works, Inc.,
6.63%, 10/01/30(a)		300,000	302,826
6.88%, 11/01/35		455,000	447,571
Genuine Parts Co. 4.95%, 08/15/29		275,000	274,041
Lowe's Cos., Inc. 3.10%, 05/03/27		400,000	395,229
Macy's Retail Holdings LLC 7.38%, 08/01/33(a)		150,000	153,668
			1,573,335
Semiconductors	0.6%
Broadcom, Inc. 4.55%, 02/15/32		500,000	495,653

See Notes to Financial Statements.

5

TSW MUTUAL FUNDS

TSW CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Software	1.7%
CoreWeave, Inc. 9.25%, 06/01/30(a)		$150,000	$145,749
Gen Digital, Inc. 6.25%, 04/01/33(a)		500,000	486,058
Oracle Corp. 4.90%, 02/06/33		400,000	379,075
Roper Technologies, Inc. 4.50%, 10/15/29		400,000	397,681
			1,408,563
Specialty Finance	1.3%
Burford Capital Global Finance LLC 9.25%, 07/01/31(a)		200,000	180,500
Fortress Transportation and Infrastructure Investors LLC 7.00%, 06/15/32(a)		400,000	410,047
GATX Corp. 4.00%, 06/30/30		200,000	194,690
Rithm Capital Corp. 8.00%, 07/15/30(a)		300,000	289,554
			1,074,791
Technology Hardware	3.6%
Arrow Electronics, Inc. 5.88%, 04/10/34		700,000	717,576
Dell International LLC/EMC Corp.,
4.35%, 02/01/30		660,000	653,272
4.50%, 02/15/31		700,000	691,726
Hewlett Packard Enterprise Co. 4.50%, 03/23/28		750,000	750,046
NCR Atleos Corp. 9.50%, 04/01/29(a)		50,000	53,522
			2,866,142
Telecommunications	1.1%
T-Mobile USA, Inc. 2.25%, 11/15/31		1,000,000	878,862
Transportation & Logistics	0.6%
RXO, Inc. 6.38%, 05/15/31(a)		500,000	479,754
Transportation Equipment	0.1%
JB Poindexter & Co., Inc. 8.75%, 12/15/31(a)		50,000	50,679
Wholesale - Consumer Staples	0.2%
Performance Food Group, Inc. 6.13%, 09/15/32(a)		150,000	150,277
TOTAL CORPORATE BONDS (Cost $43,903,931)			43,674,557

See Notes to Financial Statements.

6

TSW MUTUAL FUNDS

TSW CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MORTGAGE-BACKED SECURITIES	7.1%
U.S. Government Agencies	7.1%
Freddie Mac Pool #SD8276, 5.00%, 12/01/52		$174,532	$172,986
Freddie Mac Pool #SD8233, 5.00%, 07/01/52		1,412,580	1,401,810
Fannie Mae Pool #BM4854, 4.50%, 08/01/44		415,270	410,978
Fannie Mae Pool #MA5313, 5.50%, 03/01/44		2,226,166	2,268,122
Fannie Mae Pool #MA5498, 6.00%, 10/01/54		1,440,319	1,468,815
TOTAL MORTGAGE-BACKED SECURITIES (Cost $5,685,251)			5,722,711
U.S. GOVERNMENT OBLIGATIONS	37.3%
U.S. Treasury Bonds, 4.38%, 08/15/43		250,000	235,967
U.S. Treasury Bonds, 4.13%, 08/15/44		2,350,000	2,132,074
U.S. Treasury Bonds, 4.25%, 02/15/54		750,000	671,836
U.S. Treasury Bonds, 4.25%, 08/15/54		1,000,000	895,625
U.S. Treasury Notes, 4.00%, 02/29/28		950,000	953,117
U.S. Treasury Notes, 3.50%, 04/30/28		400,000	397,469
U.S. Treasury Notes, 3.75%, 12/31/28		1,000,000	998,008
U.S. Treasury Notes, 3.63%, 08/31/29		1,000,000	992,344
U.S. Treasury Notes, 3.50%, 09/30/29		1,000,000	987,969
U.S. Treasury Notes, 3.88%, 09/30/29		250,000	250,020
U.S. Treasury Notes, 3.88%, 12/31/29		1,000,000	999,336
U.S. Treasury Notes, 4.00%, 03/31/30		2,500,000	2,508,984
U.S. Treasury Notes, 4.00%, 05/31/30		250,000	250,850
U.S. Treasury Notes, 4.00%, 07/31/30		300,000	300,949
U.S. Treasury Notes, 4.38%, 11/30/30		1,050,000	1,068,990
U.S. Treasury Notes, 4.63%, 05/31/31		250,000	257,412
U.S. Treasury Notes, 3.75%, 08/31/31		350,000	345,652

See Notes to Financial Statements.

7

TSW MUTUAL FUNDS

TSW CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
U.S. Treasury Notes, 3.63%, 09/30/31		$1,700,000	$1,667,793
U.S. Treasury Notes, 4.13%, 10/31/31		1,600,000	1,608,375
U.S. Treasury Notes, 4.13%, 11/15/32		1,000,000	1,000,352
U.S. Treasury Notes, 3.75%, 11/30/32		1,500,000	1,468,066
U.S. Treasury Notes, 4.50%, 11/15/33		1,250,000	1,275,879
U.S. Treasury Notes, 4.00%, 02/15/34		250,000	246,602
U.S. Treasury Notes, 3.88%, 08/15/34		3,250,000	3,167,353
U.S. Treasury Notes, 4.63%, 02/15/35		1,250,000	1,282,519
U.S. Treasury Notes, 4.25%, 08/15/35		3,250,000	3,237,812
U.S. Treasury Notes, 4.00%, 11/15/35		750,000	731,602
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $30,521,766)			29,932,955

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	0.5%
Northern Institutional Treasury Portfolio (Premier Class), 3.53%(c)		418,127	418,127
TOTAL SHORT-TERM INVESTMENTS (Cost $418,127)			418,127
TOTAL INVESTMENTS (Cost $80,529,075)	99.2%		79,748,350
NET OTHER ASSETS (LIABILITIES)	0.8%		658,429
NET ASSETS	100.0%		$80,406,779

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, these securities had a total value of $15,879,225 or 20% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at March 31, 2026, and the related index and spread are shown parenthetically for each security.
(c)7-day current yield as of March 31, 2026 is disclosed.

Abbreviations:
SOFR – Secured Overnight Financing Rate

See Notes to Financial Statements.

8

TSW MUTUAL FUNDS

TSW CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

At March 31, 2026 the TSW Core Plus Bond Fund's investments were concentrated as follows:

Fixed Income Credit Ratings	% of Net Assets
AAA	44.4%
AA	1.2
A	8.1
BBB	27.9
BB	11.0
B	5.8
B-	0.3
Cash equivalents	0.5
Total	99.2%

See Notes to Financial Statements.

9

TSW MUTUAL FUNDS

TSW EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.9%
Brazil	5.0%
Arcos Dorados Holdings, Inc. - Class A		7,900	$65,175
Banco BTG Pactual S.A.(a)		7,700	83,677
Natura Cosmeticos S.A.(a)		39,700	80,015
Vale S.A.		4,600	73,247
			302,114
Canada	1.3%
Fairfax India Holdings Corp.(a)(b)		5,000	80,250
China	15.3%
Alibaba Group Holding Ltd. - Class W		9,100	142,638
Kingdee International Software Group Co. Ltd.(a)		14,800	16,430
Kweichow Moutai Co. Ltd. - Class A		400	84,485
NetEase, Inc.		4,900	109,490
Shanghai Hanbell Precise Machinery Co. Ltd. - Class A		13,600	43,878
SITC International Holdings Co. Ltd.		24,400	106,836
Tencent Holdings Ltd.		4,000	252,290
Trip.com Group Ltd.		700	34,593
Zijin Mining Group Co. Ltd. - Class H		28,500	128,207
			918,847
Greece	1.6%
Allwyn A.G.		2,100	31,765
Motor Oil Hellas Corinth Refineries S.A.		1,500	66,044
			97,809
Guatemala	0.9%
Millicom International Cellular S.A.		750	56,205
Hong Kong	2.1%
AIA Group Ltd.		5,600	62,223
Lenovo Group Ltd.		50,800	61,098
			123,321
Hungary	1.1%
Richter Gedeon Nyrt.		1,900	67,694
India	7.9%
360 ONE WAM Ltd.		6,900	69,707
Coal India Ltd.		13,900	66,457
HDFC Bank Ltd.		10,800	84,597
HEG Ltd.		11,700	67,250
ICICI Bank Ltd. - ADR		3,800	98,420
Reliance Industries Ltd. - GDR(b)		1,500	88,188
			474,619
Kazakhstan	1.4%
Halyk Savings Bank of Kazakhstan JSC - GDR - REG		2,700	84,284

See Notes to Financial Statements.

10

TSW MUTUAL FUNDS

TSW EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Mexico	2.8%
Promotora y Operadora de Infraestructura S.A.B. de C.V. - Class L		4,600	$52,016
Vista Energy S.A.B. de C.V. - ADR(a)		1,500	113,205
			165,221
Philippines	1.5%
International Container Terminal Services, Inc.		8,200	92,966
Poland	1.0%
Allegro.eu S.A.(a)(b)		8,300	59,577
Saudi Arabia	1.3%
Saudi Awwal Bank		7,500	74,960
South Africa	2.8%
Naspers Ltd. - Class N		3,200	165,526
South Korea	18.2%
Hugel, Inc.(a)		400	64,465
Hyundai Motor Co.		400	123,224
KINX, Inc.		800	53,995
Krafton, Inc.(a)		700	119,670
Meritz Financial Group, Inc.(a)		1,000	75,830
Park Systems Corp.		500	79,258
Samsung Electronics Co. Ltd.		3,500	409,365
Shinhan Financial Group Co. Ltd.		2,800	166,884
			1,092,691
Taiwan	17.4%
Accton Technology Corp.		1,500	74,006
Acter Group Corp. Ltd.		3,800	84,739
E Ink Holdings, Inc.		20,000	87,240
Fusheng Precision Co. Ltd.		9,600	78,277
Taiwan Semiconductor Manufacturing Co. Ltd.		12,500	722,932
			1,047,194
Thailand	0.8%
Minor International PCL - REG		70,900	46,683
Turkey	2.5%
Coca-Cola Icecek A.S.		57,100	90,643
KOC Holding A.S.		14,000	61,668
			152,311
United Arab Emirates	2.1%
Emaar Properties PJSC		21,900	71,666
Yalla Group Ltd. - ADR(a)		9,200	57,316
			128,982
United Kingdom	5.1%
Anglo American PLC		2,100	90,165
Georgia Capital PLC(a)		2,700	130,946
Investec PLC		11,300	87,096
			308,207

See Notes to Financial Statements.

11

TSW MUTUAL FUNDS

TSW EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
United States	2.8%
ACM Research, Inc. - Class A(a)		1,900	$74,765
MercadoLibre, Inc.(a)		30	51,871
Tecnoglass, Inc.		900	40,095
			166,731
TOTAL COMMON STOCKS (Cost $4,373,527)			5,706,192
SHORT-TERM INVESTMENTS	8.0%
Northern Institutional Treasury Portfolio (Premier Class), 3.53%(c)		478,806	478,806
TOTAL SHORT-TERM INVESTMENTS (Cost $478,806)			478,806
TOTAL INVESTMENTS (Cost $4,852,333)	102.9%		6,184,998
NET OTHER ASSETS (LIABILITIES)	(2.9%)		(173,286)
NET ASSETS	100.0%		$6,011,712

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, these securities had a total value of $228,015 or 4% of net assets.

(c)7-day current yield as of March 31, 2026 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered
At March 31, 2026 the industry sectors (excluding short-term investments) for the TSW Emerging Markets Fund were:

Sector Allocation	% of Net Assets
Information Technology	25.3%
Financials	18.4
Consumer Discretionary	13.4
Communication Services	10.7
Industrials	9.1
Energy	5.6
Materials	4.8
Consumer Staples	4.2
Health Care	2.2
Real Estate	1.2
Total	94.9%

See Notes to Financial Statements.

12

TSW MUTUAL FUNDS

TSW HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	96.3%
Aerospace & Defense	1.4%
TransDigm, Inc. 6.38%, 05/31/33(a)		$125,000	$124,334
Asset Management	1.1%
Citadel L.P. 6.38%, 01/23/32(a)		100,000	103,644
Automotive	6.0%
American Axle & Manufacturing, Inc. 7.75%, 10/15/33(a)		250,000	243,374
Cyprium Corp./Cyprium Holdings Luxembourg S.a.r.l. 6.13%, 04/15/31(a)		150,000	147,873
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l. 7.75%, 05/31/32(a)		150,000	155,314
			546,561
Banking	0.6%
Citigroup, Inc. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.73%) 6.95%, 02/15/30(b)(c)		50,000	50,371
Biotechnology & Pharmaceuticals	1.4%
Harrow, Inc. 8.63%, 09/15/30(a)		125,000	126,416
Cable & Satellite	1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 05/01/32(a)		100,000	89,327
Commercial Support Services	5.1%
CoreCivic, Inc. 8.25%, 04/15/29		150,000	156,590
Deluxe Corp. 8.00%, 06/01/29(a)		150,000	150,976
GEO Group (The), Inc. 8.63%, 04/15/29		150,000	155,780
			463,346
Construction Materials	1.1%
Quikrete Holdings, Inc. 6.38%, 03/01/32(a)		100,000	101,400
Consumer Services	1.8%
PROG Holdings, Inc. 6.00%, 11/15/29(a)		100,000	95,000
Upbound Group, Inc. 6.38%, 02/15/29(a)		75,000	72,677
			167,677
Containers & Packaging	2.7%
Graphic Packaging International LLC 6.38%, 07/15/32(a)		250,000	248,821
E-Commerce Discretionary	1.9%
Wayfair LLC 6.75%, 11/15/32(a)		175,000	176,329

See Notes to Financial Statements.

13

TSW MUTUAL FUNDS

TSW HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Electrical Equipment	2.2%
WESCO Distribution, Inc. 5.50%, 04/15/34(a)		$200,000	$196,970
Engineering & Construction	2.2%
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 02/01/32(a)		200,000	202,091
Food	2.2%
Post Holdings, Inc. 6.38%, 03/01/33(a)		200,000	197,029
Health Care Facilities & Services	1.4%
DaVita, Inc. 6.88%, 09/01/32(a)		25,000	25,611
Global Medical Response, Inc. 7.38%, 10/01/32(a)		100,000	103,844
			129,455
Household Products	1.5%
Energizer Holdings, Inc. 6.00%, 09/15/33(a)		150,000	140,480
Industrial Support Services	2.2%
Herc Holdings, Inc. 7.25%, 06/15/33(a)		200,000	204,948
Institutional Financial Services	2.6%
StoneX Group, Inc. 7.88%, 03/01/31(a)		225,000	233,691
Internet Media & Services	1.6%
Match Group Holdings II LLC 6.13%, 09/15/33(a)		150,000	145,772
IT Services	1.3%
Science Applications International Corp. 5.88%, 11/01/33(a)		125,000	121,984
Leisure Facilities & Services	5.0%
Light & Wonder International, Inc. 7.50%, 09/01/31(a)		150,000	153,945
Lindblad Expeditions LLC 7.00%, 09/15/30(a)		150,000	153,149
Marriott Ownership Resorts, Inc. 4.75%, 01/15/28		150,000	147,641
			454,735
Machinery	1.7%
Regal Rexnord Corp. 6.30%, 02/15/30		150,000	157,166

See Notes to Financial Statements.

14

TSW MUTUAL FUNDS

TSW HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Oil & Gas Supply Chain	9.9%
Hess Midstream Operations L.P. 6.50%, 06/01/29(a)		$125,000	$127,690
Murphy Oil Corp. 6.00%, 10/01/32		150,000	148,983
PBF Holding Co. LLC/PBF Finance Corp. 9.88%, 03/15/30(a)		125,000	133,995
Permian Resources Operating LLC 9.88%, 07/15/31(a)		147,000	156,010
Summit Midstream Holdings LLC 8.63%, 10/31/29(a)		175,000	179,981
Sunoco L.P./Sunoco Finance Corp. 7.00%, 09/15/28(a)		150,000	153,044
			899,703
Real Estate Investment Trusts	5.8%
Iron Mountain, Inc. 6.25%, 01/15/33(a)		250,000	249,200
RHP Hotel Properties L.P./RHP Finance Corp.,
7.25%, 07/15/28(a)		150,000	153,148
5.75%, 03/15/34(a)		125,000	123,357
			525,705
Retail - Discretionary	9.5%
Academy Ltd. 6.00%, 11/15/27(a)		100,000	100,075
Bath & Body Works, Inc. 6.88%, 11/01/35		300,000	295,101
BlueLinx Holdings, Inc. 6.00%, 11/15/29(a)		150,000	145,484
Dillard's, Inc. 7.75%, 07/15/26		175,000	175,694
Macy's Retail Holdings LLC 7.38%, 08/01/33(a)		150,000	153,668
			870,022
Software	4.3%
CoreWeave, Inc. 9.25%, 06/01/30(a)		150,000	145,749
Gen Digital, Inc. 6.25%, 04/01/33(a)		250,000	243,029
			388,778

See Notes to Financial Statements.

15

TSW MUTUAL FUNDS

TSW HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Specialty Finance	10.0%
Burford Capital Global Finance LLC 9.25%, 07/01/31(a)		$200,000	$180,500
EZCORP, Inc. 7.38%, 04/01/32(a)		150,000	156,692
Fortress Transportation and Infrastructure Investors LLC 7.00%, 06/15/32(a)		300,000	307,535
ILFC E-Capital Trust I 6.38%, 12/21/65(a)(b)		150,000	127,332
Rithm Capital Corp. 8.00%, 07/15/30(a)		150,000	144,777
			916,836
Steel	1.6%
Commercial Metals Co. 6.00%, 12/15/35(a)		150,000	147,877
Technology Hardware	3.3%
NCR Atleos Corp. 9.50%, 04/01/29(a)		130,000	139,157
Seagate HDD Cayman 8.50%, 07/15/31		150,000	157,267
			296,424
Transportation & Logistics	1.1%
American Airlines, Inc. 7.25%, 02/15/28(a)		100,000	100,569
Transportation Equipment	2.2%
JB Poindexter & Co., Inc. 8.75%, 12/15/31(a)		200,000	202,714
Wholesale - Consumer Staples	0.6%
United Natural Foods, Inc. 6.75%, 10/15/28(a)		57,000	57,045
TOTAL CORPORATE BONDS (Cost $8,827,517)			8,788,220

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	2.2%
Northern Institutional Treasury Portfolio (Premier Class), 3.53%(d)		204,605	204,605
TOTAL SHORT-TERM INVESTMENTS (Cost $204,605)			204,605
TOTAL INVESTMENTS (Cost $9,032,122)	98.5%		8,992,825
NET OTHER ASSETS (LIABILITIES)	1.5%		135,906
NET ASSETS	100.0%		$9,128,731

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, these securities had a total value of $7,343,627 or 80% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at March 31, 2026, and the related index and spread are shown parenthetically for each security.
(c)Perpetual bond. Maturity date represents next call date.
(d)7-day current yield as of March 31, 2026 is disclosed.

See Notes to Financial Statements.

16

TSW MUTUAL FUNDS

TSW HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

At March 31, 2026 the TSW High Yield Bond Fund's investments were concentrated as follows:

Fixed Income Credit Ratings	% of Net Assets
BBB	5.6%
BB	55.0
B	30.1
B-	1.4
CCC	0.6
Cash equivalents	2.2
Not Rated	3.6
Total	98.5%

See Notes to Financial Statements.

17

TSW MUTUAL FUNDS

TSW LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	90.7%
Belgium	3.5%
Anheuser-Busch InBev S.A./N.V. - ADR		18,000	$1,248,660
Curacao	2.8%
SLB Ltd.		19,500	1,002,105
Denmark	0.8%
Novo Nordisk A/S - ADR		8,000	294,000
Germany	1.7%
Bayer A.G. - ADR		52,500	602,700
Ireland	2.1%
Willis Towers Watson PLC		2,600	755,820
Netherlands	1.5%
AerCap Holdings N.V.		4,000	548,720
United States	78.3%
Adobe, Inc.(a)		1,900	461,852
Applied Materials, Inc.		900	307,611
Becton Dickinson & Co.		4,200	660,366
Berkshire Hathaway, Inc. - Class B(a)		2,900	1,389,680
Bio-Rad Laboratories, Inc. - Class A(a)		1,200	334,500
Capital One Financial Corp.		4,096	747,234
Charter Communications, Inc. - Class A(a)		7,300	1,575,924
Chevron Corp.		7,200	1,489,680
Cigna (The) Group		2,709	722,626
Citigroup, Inc.		7,000	793,870
Corpay, Inc.(a)		2,000	581,980
Crown Castle, Inc.		20,000	1,626,200
CVS Health Corp.		9,200	660,744
Dominion Energy, Inc.		23,000	1,421,860
Elevance Health, Inc.		3,300	966,075
Evergy, Inc.		17,100	1,400,832
FedEx Corp.		2,000	712,360
First Citizens BancShares, Inc. - Class A		300	565,398
Fiserv, Inc.(a)		18,000	1,004,400
Global Payments, Inc.		12,800	861,440
HF Sinclair Corp.		16,000	998,240
Intel Corp.(a)		8,000	353,040
Jacobs Solutions, Inc.		3,000	381,840
Kinder Morgan, Inc.		34,600	1,160,138
Kraft Heinz (The) Co.		65,800	1,479,842
Lockheed Martin Corp.		700	423,073
McKesson Corp.		400	346,144
Merck & Co., Inc.		6,000	721,740
Pfizer, Inc.		20,700	581,256
Progressive (The) Corp.		3,500	693,840
Regeneron Pharmaceuticals, Inc.		1,300	1,004,432

See Notes to Financial Statements.

18

TSW MUTUAL FUNDS

TSW LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sirius XM Holdings, Inc.		23,633	$545,450
SS&C Technologies Holdings, Inc.		12,000	810,840
Williams Cos. (The), Inc.		6,225	453,055
			28,237,562
TOTAL COMMON STOCKS (Cost $27,662,724)			32,689,567
SHORT-TERM INVESTMENTS	9.3%
Northern Institutional Treasury Portfolio (Premier Class), 3.53%(b)		3,344,112	3,344,112
TOTAL SHORT-TERM INVESTMENTS (Cost $3,344,112)			3,344,112
TOTAL INVESTMENTS (Cost $31,006,836)	100.0%		36,033,679
NET OTHER ASSETS (LIABILITIES)	0.0%		3,528
NET ASSETS	100.0%		$36,037,207

(a)Non-income producing security.
(b)7-day current yield as of March 31, 2026 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
At March 31, 2026 the industry sectors (excluding short-term investments) for the TSW Large Cap Value Fund were:

Sector Allocation	% of Net Assets
Financials	20.5%
Health Care	19.1
Energy	14.2
Industrials	8.0
Utilities	7.8
Consumer Staples	7.6
Communication Services	5.9
Real Estate	4.5
Information Technology	3.1
Total	90.7%

See Notes to Financial Statements.

19

TSW MUTUAL FUNDS

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2026 (Unaudited)

	TSW Core Plus Bond Fund	TSW Emerging Markets Fund	TSW High Yield Bond Fund	TSW Large Cap Value Fund
Assets:
Investments, at cost	$80,529,075	$4,852,333	$9,032,122	$31,006,836
Investments, at value	79,748,350	6,184,998	8,992,825	36,033,679
Foreign currencies (Cost: $0, $3,962, $0 and $0, respectively)	—	3,826	—	—
Receivable for interest	839,437	—	158,978	—
Receivable for dividends	2,696	7,449	832	34,234
Reclaims receivable	—	—	—	16,762
Receivable from investment adviser	5,528	9,999	5,506	3,810
Prepaid expenses	23,387	28,370	20,460	10,729
Total Assets	80,619,398	6,234,642	9,178,601	36,099,214
Liabilities:
Securities purchased payable	—	195,385	—	—
Capital shares redeemed payable	11,101	—	24,108	23,100
Distributions payable to shareholders	22,913	—	3,992	—
Investment advisory fees payable	27,489	3,587	3,988	17,765
Accounting and Administration fees payable	15,446	7,477	6,168	8,070
Audit fees payable	12,931	9,411	9,920	10,638
Compliance fees payable	1,234	79	149	549
Trustee fees payable	—	—	9	—
Deferred foreign capital gains tax payable	—	4,926	—	—
Accrued Offering cost payable	120,402	—	—	—
Accrued expenses and other payables	1,103	2,065	1,536	1,885
Total Liabilities	212,619	222,930	49,870	62,007
Net Assets	$80,406,779	$6,011,712	$9,128,731	$36,037,207
Net Assets:
Paid in capital	$81,227,836	$5,325,448	$9,996,149	$27,420,652
Distributable earnings (loss)	(821,057)	686,264	(867,418)	8,616,555
Net Assets	$80,406,779	$6,011,712	$9,128,731	$36,037,207
Net Assets:
Institutional	$80,406,779	$6,011,712	$9,128,731	$36,037,207
Share of Common Stock Outstanding:
Institutional	8,005,187	503,983	993,312	2,693,297
Net Asset Value per Share:
Institutional	$10.04	$11.93	$9.19	$13.38

See Notes to Financial Statements.

20

TSW MUTUAL FUNDS

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2026 (Unaudited)

	TSW Core Plus Bond Fund	TSW Emerging Markets Fund	TSW High Yield Bond Fund	TSW Large Cap Value Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $0, $5,610, $0 and $2,109, respectively)	$39,924	$35,462	$5,174	$493,034
Interest income	1,861,101	—	312,765	—
Total investment income	1,901,025	35,462	317,939	493,034
Operating expenses:
Investment advisory	156,773	18,966	24,083	108,423
Accounting and Administration fees	22,566	10,898	8,743	13,092
Audit fees	11,587	10,492	10,340	10,746
Compliance fees	2,443	149	305	1,162
Trustees	4,654	281	581	2,235
Legal	6,638	2,167	943	3,194
Registration	12,205	11,166	11,617	11,734
Printing	3,400	2,432	3,208	2,988
Foreign tax agent fees	—	7,409	—	—
Interest expense	—	105	—	—
Other	6,369	3,496	2,197	4,007
Total expenses before reductions	226,635	67,561	62,017	157,581
Expenses reduced by investment advisor	(30,669)	(43,986)	(30,710)	(21,117)
Net expenses	195,966	23,575	31,307	136,464
Net investment income	1,705,059	11,887	286,632	356,570
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	86,249	271,518	22,822	4,091,780
Net realized losses from foreign currency transactions	—	(110)	—	—
Change in unrealized appreciation (depreciation) on investments	(1,223,681)	59,367	(204,068)	(2,232,290)
Change in unrealized appreciation (depreciation) on foreign currency	—	(453)	—	—
Net realized and unrealized gains (losses) from investment activities	(1,137,432)	330,322	(181,246)	1,859,490
Change in Net Assets Resulting from Operations	$567,627	$342,209	$105,386	$2,216,060

See Notes to Financial Statements.

21

TSW MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2026 (Unaudited) and the year ended September 30, 2025

	TSW Core Plus Bond Fund		TSW Emerging Markets Fund
	2026	2025	2026	2025
Increase (decrease) in net assets:
Operations:
Net investment income	$1,705,059	$2,715,415	$11,887	$103,360
Net realized gains (losses) from investments and foreign currency transactions	86,249	(121,972)	271,408	722,235
Change in unrealized appreciation (depreciation) on investments and foreign currency	(1,223,681)	264,984	58,914	279,472
Change in net assets resulting from operations	567,627	2,858,427	342,209	1,105,067
Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(1,710,170)	(2,717,467)	(207,219)	(235,056)
Total dividends paid to shareholders	(1,710,170)	(2,717,467)	(207,219)	(235,056)
Net Capital Transactions:
Institutional Shares	5,832,212	48,660,889	1,311,862	(4,441,177)
Change in net assets from capital transactions	5,832,212	48,660,889	1,311,862	(4,441,177)
Change in net assets	4,689,669	48,801,849	1,446,852	(3,571,166)
Net assets:
Beginning of period	75,717,110	26,915,261	4,564,860	8,136,026
End of period	$80,406,779	$75,717,110	$6,011,712	$4,564,860

See Notes to Financial Statements.

22

TSW MUTUAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2026 (Unaudited) and the year ended September 30, 2025

	TSW High Yield Bond Fund		TSW Large Cap Value Fund
	2026	2025	2026	2025
Increase (decrease) in net assets:
Operations:
Net investment income	$286,632	$560,991	$356,570	$598,578
Net realized gains (losses) from investments and foreign currency transactions	22,822	32,672	4,091,780	5,200,121
Change in unrealized appreciation (depreciation) on investments and foreign currency	(204,068)	19,610	(2,232,290)	(790,976)
Change in net assets resulting from operations	105,386	613,273	2,216,060	5,007,723
Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(286,632)	(578,292)	(5,400,763)	(3,064,840)
Total dividends paid to shareholders	(286,632)	(578,292)	(5,400,763)	(3,064,840)
Net Capital Transactions:
Institutional Shares	(558,509)	84,213	(185,671)	(192,684)
Change in net assets from capital transactions	(558,509)	84,213	(185,671)	(192,684)
Change in net assets	(739,755)	119,194	(3,370,374)	1,750,199
Net assets:
Beginning of period	9,868,486	9,749,292	39,407,581	37,657,382
End of period	$9,128,731	$9,868,486	$36,037,207	$39,407,581

See Notes to Financial Statements.

23

TSW MUTUAL FUNDS

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

For the periods indicated

	Institutional Shares
TSW Core Plus Bond Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
Net asset value, beginning of period	$10.19	$10.34	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.22	0.43	0.17
Net realized and unrealized gains (losses) from investments and foreign currency	(0.15)	(0.15)	0.34
Total from investment operations	0.07	0.28	0.51
Less distributions paid:
From net investment income	(0.22)	(0.43)	(0.17)
Total distributions paid	(0.22)	(0.43)	(0.17)
Change in net asset value	(0.15)	(0.15)	0.34
Net asset value, end of period	$10.04	$10.19	$10.34
Total return	0.69%(c)	2.87%	5.19%(c)
Ratios/Supplemental data:
Net assets, end of period (000's)	$80,407	$75,717	$26,915
Ratio of net expenses to average net assets	0.50%(d)	0.50%	0.50%(d)
Ratio of net investment income to average net assets	4.35%(d)	4.34%	4.47%(d)
Ratio of gross expenses to average net assets	0.58%(d)	0.79%	3.64%(d)
Portfolio turnover rate(e)	17.09%(c)	25.15%	1.44%(c)

(a)	For the period from May 15, 2024, commencement of operations, to September 30, 2024.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

24

TSW MUTUAL FUNDS

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

For the periods indicated

	Institutional Shares
TSW Emerging Markets Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2022(a)
Net asset value, beginning of period	$11.66	$9.99	$8.82	$7.25	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.03	0.15	0.14	0.14	0.13
Net realized and unrealized gains (losses) from investments and foreign currency	0.81	1.81	1.32	1.57	(2.88)
Total from investment operations	0.84	1.96	1.46	1.71	(2.75)
Less distributions paid:
From net investment income	(0.57)	(0.29)	(0.29)	(0.14)	—
Total distributions paid	(0.57)	(0.29)	(0.29)	(0.14)	—
Change in net asset value	0.27	1.67	1.17	1.57	(2.75)
Net asset value, end of period	$11.93	$11.66	$9.99	$8.82	$7.25
Total return	7.42%(c)	20.44%	16.98%	23.63%	(27.50%)(c)
Ratios/Supplemental data:
Net assets, end of period (000's)	$6,012	$4,565	$8,136	$6,627	$7,253
Ratio of net expenses to average net assets	0.99%(d), (e)	0.99%	0.99%	0.99%	0.99%(d)
Ratio of net investment income to average net assets	0.50%(d), (e)	1.50%	1.54%	1.56%	1.88%(d)
Ratio of gross expenses to average net assets	2.85%(d), (e)	2.10%	1.75%	2.21%	2.22%(d)
Portfolio turnover rate(f)	21.77%(c)	39.77%	32.29%	18.44%	11.47%(c)

(a)	For the period from December 21, 2021, commencement of operations, to September 30, 2022.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios include Interest Expense of $105 for the six months ended March 31, 2026. Expense ratios would have been lower by 0.00% and Net investment income ratio would have been higher by 0.00% excluding this expense.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

25

TSW MUTUAL FUNDS

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

For the periods indicated

	Institutional Shares
TSW High Yield Bond Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2022(a)
Net asset value, beginning of period	$9.37	$9.34	$8.71	$8.32	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.28	0.54	0.55	0.51	0.43
Net realized and unrealized gains (losses) from investments and foreign currency	(0.18)	0.04	0.63	0.39	(1.67)
Total from investment operations	0.10	0.58	1.18	0.90	(1.24)
Less distributions paid:
From net investment income	(0.28)	(0.55)	(0.55)	(0.51)	(0.44)
Total distributions paid	(0.28)	(0.55)	(0.55)	(0.51)	(0.44)
Change in net asset value	(0.18)	0.03	0.63	0.39	(1.68)
Net asset value, end of period	$9.19	$9.37	$9.34	$8.71	$8.32
Total return	1.03%(c)	6.46%	13.90%	10.98%	(12.75%)(c)
Ratios/Supplemental data:
Net assets, end of period (000's)	$9,129	$9,868	$9,749	$13,153	$11,184
Ratio of net expenses to average net assets	0.65%(d)	0.65%	0.65%	0.65%	0.65%(d)
Ratio of net investment income to average net assets	5.95%(d)	5.79%	6.07%	5.87%	5.01%(d)
Ratio of gross expenses to average net assets	1.29%(d)	1.29%	1.28%	1.31%	1.90%(d)
Portfolio turnover rate(e)	23.66%(c)	43.57%	36.54%	74.03%	31.64%(c)

(a)	For the period from October 26, 2021, commencement of operations, to September 30, 2022.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

26

TSW MUTUAL FUNDS

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

For the periods indicated

	Institutional Shares
TSW Large Cap Value Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2022(a)	Year Ended October 31, 2021	Year Ended October 31, 2020
Net asset value, beginning of period	$14.68	$13.99	$12.66	$12.71	$15.60	$11.46	$12.50
Income (loss) from investment operations:
Net investment income(b)	0.13	0.22	0.20	0.20	0.14	0.03	0.08
Net realized and unrealized gains (losses) from investments and foreign currency	0.67	1.62	2.19	1.37	(1.10)	4.74	(0.58)
Total from investment operations	0.80	1.84	2.39	1.57	(0.96)	4.77	(0.50)
Less distributions paid:
From net investment income	(0.13)	(0.27)	(0.21)	(0.19)	(0.11)	(0.05)	(0.10)
From net realized gains	(1.97)	(0.88)	(0.85)	(1.43)	(1.82)	(0.58)	(0.44)
Total distributions paid	(2.10)	(1.15)	(1.06)	(1.62)	(1.93)	(0.63)	(0.54)
Change in net asset value	(1.30)	0.69	1.33	(0.05)	(2.89)	4.14	(1.04)
Net asset value, end of period	$13.38	$14.68	$13.99	$12.66	$12.71	$15.60	$11.46
Total return	5.92%(c)	14.12%	19.99%	12.28%	(7.11%)(c)	42.90%	(4.25%)
Ratios/Supplemental data:
Net assets, end of period (000's)	$36,037	$39,408	$37,657	$35,078	$35,215	$39,445	$30,593
Ratio of net expenses to average net assets	0.73%(d)	0.73%	0.73%	0.73%	0.78%(d)	1.20%	1.20%
Ratio of net investment income to average net assets	1.91%(d)	1.60%	1.55%	1.51%	1.03%(d)	0.24%	0.70%
Ratio of gross expenses to average net assets	0.84%(d)	0.95%	0.95%	0.73%	0.98%(d)	1.77%	1.88%
Ratio of expense recoupment to average net assets	—	—	—	0.02%	—	—	—
Portfolio turnover rate(e)	13.82%(c)	51.07%	40.50%	21.24%	46.37%(c)	29.00%	64.00%

(a)	For the period from November 1, 2021 to September 30, 2022.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

27

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Perpetual Americas Funds Trust (the “Trust”) (formerly JOHCM Funds Trust) is a Massachusetts business trust operating under a Second Amended and Restated Agreement and Declaration of  Trust (the “Trust Agreement”).  As an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The TSW Core Plus Bond Fund, the TSW Emerging Markets Fund, the TSW High Yield Bond Fund, and the TSW Large Cap Value Fund (each, a “Fund” and collectively, the “Funds”) are each a diversified fund, a series of the Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a management investment company. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest in separate series of the Trust.
Each Fund is authorized to issue up to four classes of shares as follows: Advisor, Investor, Institutional and Class Z shares. Each class of shares is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees and/or sub-transfer agency fees incurred, as applicable. As of March 31, 2026, the following classes of shares were in operation:

Fund	Commencement Date	Investment Objective
TSW Core Plus Bond Fund	Institutional Shares: May 15, 2024	to seek strong, risk-adjusted total return over a market cycle
TSW Emerging Markets Fund	Institutional Shares: December 21, 2021	to maximize long-term capital appreciation
TSW High Yield Bond Fund	Institutional Shares: October 26, 2021	to seek high current income with a secondary focus on capital appreciation
TSW Large Cap Value Fund	Institutional Shares: July 16, 1992	to seek maximum long-term total return, consistent with reasonable risk to principal
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
Prior to December 6, 2021, the TSW Large Cap Value Fund operated as the TS&W Equity Portfolio, a series of Advisors’ Inner Circle Fund, which was reorganized into the Trust on December 6, 2021.
A. Significant accounting policies related to investments are as follows:
INVESTMENT VALUATION
Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including adjustments made to quoted prices of a security, quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

28

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in closed-end investment companies are valued at the last quoted sales prices or official closing prices taken from the primary market or composite in which each security trades. Investments in other open-end registered investment companies, including money market funds, are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Trustees have designated JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services (the “Adviser” or “PAFS”), investment adviser to the Funds, as the Funds’ Valuation Designee with responsibility for establishing fair value, in accordance with the Trust's valuation policy, when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service did not provide a price, a furnished price was in error, certain stale prices, or an event occurred that materially affected the furnished price). In addition, fair value pricing may be used if events materially affecting the value of non-U.S. equity securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international equity securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds generally use a systematic valuation model provided by an approved independent third party pricing service to fair value their international equity securities. International equity securities which are fair valued pursuant to this valuation model or fair valued in connection with local market holidays are deemed to be Level 2 securities.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
The following is a summary of the valuation inputs used as of March 31, 2026 in valuing the Funds' investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
TSW Core Plus Bond Fund
Corporate Bonds*	$—	$43,674,557	$—	$43,674,557
Mortgage-Backed Securities	—	5,722,711	—	5,722,711
Short-Term Investments	418,127	—	—	418,127
U.S. Government Obligations	—	29,932,955	—	29,932,955
Total Investments	$418,127	$79,330,223	$ —	$79,748,350
TSW Emerging Markets Fund
Common Stocks:
Brazil	$302,114	$—	$—	$302,114
Canada	80,250	—	—	80,250
Guatemala	56,205	—	—	56,205

29

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
India	$98,420	$376,199	$—	$474,619
Mexico	165,221	—	—	165,221
United Arab Emirates	57,316	71,666	—	128,982
United States	166,731	—	—	166,731
Other*	—	4,332,070	—	4,332,070
Total Common Stocks	$926,257	$4,779,935	$ —	$5,706,192
Short-Term Investments	$478,806	$—	$—	$478,806
Total Investments	$1,405,063	$4,779,935	$ —	$6,184,998
TSW High Yield Bond Fund
Corporate Bonds*	$—	$8,788,220	$—	$8,788,220
Short-Term Investments	204,605	—	—	204,605
Total Investments	$204,605	$8,788,220	$ —	$8,992,825
TSW Large Cap Value Fund
Common Stocks*	$32,689,567	$—	$—	$32,689,567
Short-Term Investments	3,344,112	—	—	3,344,112
Total Investments	$36,033,679	$ —	$ —	$36,033,679

*	See additional categories in the Schedule of Investments.
As of March 31, 2026, there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 during the period ended March 31, 2026.
There were no Level 3 securities held by the Funds during the period.
EQUITY-LINKED SECURITIES
The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.
CURRENCY TRANSACTIONS
The functional and reporting currency for the Funds is the U.S. dollar. The market values of non-U.S. securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in Net realized gains (losses) from

30

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.
The Funds may engage in spot currency transactions for the purpose of non-U.S. security settlement and operational processes. Certain Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign exchange contracts in the Statements of Operations.
Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.
There were no forward foreign currency exchange contracts as of or for the six months ended March 31, 2026.
WHEN-ISSUED/DELAYED DELIVERY SECURITIES
Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. When-issued securities at March 31, 2026, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets & Liabilities.
INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from non-U.S. securities are recorded on the ex-dividend date, or as soon as the information is available, and reflect applicable foreign withholdings taxes and any related reclaim amounts. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Each Fund, as applicable, records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Non-cash dividends are recognized as investment income at the fair value of the asset received.

31

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

EXPENSE ALLOCATIONS
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one Fund are allocated among the applicable Funds in the Trust on a pro-rata basis based on relative net assets or another reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.
The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.
DIVIDENDS AND DISTRIBUTIONS
Distributions of dividends from net investment income, if any, are declared and paid as follows:

Fund	Declaration and Payment Frequency
TSW Core Plus Bond Fund	Daily/Monthly
TSW Emerging Markets Fund	Annually
TSW High Yield Bond Fund	Daily/Monthly
TSW Large Cap Value Fund	Quarterly
The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.
Distributions from net investment income and from net realized capital gain are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
U.S. FEDERAL INCOME TAX INFORMATION
No provision is made for U.S. federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
The Funds analyzed all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions that remain subject to examination. The Funds’, excluding the TSW Large Cap Value Fund, U.S. federal income tax returns for the tax years ended September 30, 2022 through September 30, 2025, as applicable, remain subject to examination by the Internal Revenue Service. The TSW Large Cap Value Fund's U.S. federal income tax returns for the tax years ended September 30, 2023 through September 30, 2025 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

32

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

CAPITAL GAIN TAXES
Investments in certain non-U.S. securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments. The TSW Emerging Markets Fund received $2,068 in capital gain taxes which are netted with any refunds received during the period. This amount is included in the net realized gains (losses) from investment transactions on the Statements of Operations.
OFFERING COSTS
Offering costs consist of expenses incurred to establish a Fund, enable it legally to do business, and primarily include certain registration fees, legal fees, and print fees in connection with initial registration statement and offering of the Fund. Offering costs are accounted for as deferred costs and amortized to expense over a Fund’s first twelve months of operations on a straight-line basis.
SUMMARY OF PRINCIPAL AND NON-PRINCIPAL RISKS
This section describes the principal risks and some related risks of investing in the Funds, listed in alphabetical order, but it does not describe every possible risk of investing in a Fund. Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. The significance of any specific risk to an investment in a Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. Your investment in a Fund may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others and not all risks will be applicable to all Funds. You should read all of the risk information for your Fund presented below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. TSW’s or the Adviser’s dependence, for certain of the Funds, on a quantitative strategy, and TSW’s or the Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, evaluation of an issuer’s corporate governance practices, risk assessments, and/or the outlook on market trends and opportunities.
Asset Allocation Risk. The risk that if a Fund’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.
China Risk. To the extent a Fund invests in securities of Chinese issuers, it may be subject to certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and on non-U.S. ownership, variable interest entities (“VIEs”) risks, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. U.S. or non-U.S. government sanctions or other government’s interventions could preclude a Fund from making certain investments in China or result in a Fund selling investments in China at disadvantageous times or prices. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.
Additionally, in China, U.S. ownership of Chinese companies in certain sectors (including by U.S. persons and entities, inclusive of U.S. mutual funds) is prohibited. In order to facilitate non-U.S. investment, many Chinese companies have created VIEs that allow non-U.S. investors, through the use of contractual arrangements, to both exert a degree of control and to obtain substantially all of the economic benefits arising from a company without formal legal ownership. In 2023, the China Securities Regulatory Commission (“CSRC”) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and add costs to VIE structures. However, the Chinese government has not approved VIE structures and at any time without advance notice the Chinese government or a Chinese regulator or court could

33

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

determine that the contractual arrangements constituting part of the VIE structure are unenforceable or do not comply with applicable law or regulations, these laws or regulations could change or be interpreted differently in the future, and the Chinese government also may with no advance notice otherwise intervene in or exert influence over VIE structures or the related Chinese operating companies. Although VIEs are a longstanding industry practice and have been well known to Chinese officials and regulators, they have not been formally recognized under Chinese law. If the Chinese companies (or their officers, directors, or Chinese equity holders) breached their contracts or if Chinese officials and/or regulators withdraw any acceptance of the VIE structure or if new laws, rules or regulations relating to VIE structures are adopted U.S. investors could suffer substantial, detrimental, and possibly permanent effects with little or no recourse available. VIE structures do not offer the same level of investor protections as direct ownership. Investors may experience significant losses if VIE structures are altered or disputes emerge over control of the VIE.
Convertible Securities Risk. Convertible securities subject a Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Certain “triggering events” may cause a Fund to lose the principal amount invested in a contingent convertible security and coupon payments on contingent convertible securities may be discretionary and cancelled by the issuer. Due to these factors, the value of contingent convertible securities is unpredictable, and holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. An actual or perceived decline in creditworthiness of an issuer of a fixed-income security held by a Fund may result in a decrease in the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured.
The credit rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition and does not reflect an assessment of an investment’s volatility or liquidity. Securities rated in the lowest category of investment grade are considered to have speculative characteristics. If a security held by a Fund loses its rating or its rating is downgraded, a Fund may nonetheless continue to hold the security in the discretion of TSW or the Adviser. In the case of asset-backed or mortgage-related securities, changes in the actual or perceived ability of the obligors on the underlying assets or mortgages to make payments of interest and/or principal may affect the values of those securities.
Currency Risk. A significant portion of a Fund’s assets may be denominated in non-U.S. currencies. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. A Fund is not required to hedge its non-U.S. currency risk, although it may do so through non-U.S. currency exchange contracts and other methods. Therefore, to the extent a Fund does not hedge its non-U.S. currency risk, or the hedges are ineffective, the value of a Fund’s assets and income could be adversely affected by currency exchange rate movements. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.
Cybersecurity Risk. The computer systems, networks, and devices used by a Fund and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, and security breaches. Despite the various protections utilized by a Fund and its service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.
Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in

34

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

financial losses; interference with a Fund’s ability to calculate its NAV; impediments to trading; the inability of the Funds, TSW or the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information. Any problems relating to the performance and effectiveness of security procedures used by a Fund or its service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on a Fund or its investors. Furthermore, as a Fund’s assets grow, it may become a more appealing target for cybersecurity threats such as hackers and malware.
Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.
Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the Funds and the Funds’ service providers to plan for, or respond to, a cyberattack. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.
Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request. Some Funds may also invest in certain depositary receipts without voting rights, for example, Thai non-voting depositary receipts (“NVDRs”). NVDRs are similar to other depositary receipts except that they do not allow the holder to participate in company decision making through voting. See Investment Strategies and Risks – Depositary Receipts in the Funds’ SAI for additional information.
Derivatives Risk. A derivative is an instrument with a value based on the performance of an underlying financial asset, index, or other measure. The types of derivatives that might be used by a Fund may include futures and forward contracts, options, swaps, and other similar instruments. The use of derivative contracts may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) the risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. Derivatives can be complex and may perform in ways unanticipated by TSW or the Adviser. Derivatives may be volatile, difficult to value, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.
Emerging Markets Risk. Investing in emerging market securities magnifies the risks inherent in non-U.S. investments. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks including or arising from political or economic instability, nationalization or confiscatory taxation, capital controls, currency exchange restrictions, tariffs and other sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Geopolitical events such as nationalization or expropriation could even cause the loss of the Fund’s entire investment in one or more countries. In addition, pandemics and outbreaks of contagious diseases may exacerbate pre-existing problems in emerging market countries with less established healthcare systems. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.

35

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls, impacts of bilateral trade disputes and investment restrictions that are subject to political change and balance of payments position. Issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the United States.
Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the transportation and custody of such securities. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. A Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation. A sub-set of emerging markets, frontier markets, are less developed than other emerging markets and are the most speculative. They have the least number of investors and may not have a stock market on which to trade. Most frontier markets consist chiefly of stocks of financial, telecommunications, and consumer companies that count on monthly payments from customers. Investments in this sector are typically illiquid, nontransparent, and subject to very low levels of regulation and high transaction fees. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Frontier market investments may be subject to substantial political and currency risk. The risk of investing in frontier markets can be increased due to government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by frontier market countries or their trading partners; and the relatively new and unsettled securities laws in many frontier market countries. These risks can result in the potential for extreme price volatility.
Equity-Linked Instruments Risk. There is a risk that, in addition to market risk and other risks of the referenced equity security, a Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject a Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of a Fund’s investment.
Equity Securities Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include both direct and indirect investments in such ownership interests, such as public and privately issued equity securities and common and preferred stocks, warrants and rights to subscribe to common stock or other equity securities, convertible securities, and derivative instruments that are expected or intended to track the price movement of equity indices. Different types of equity securities (including different types of instruments that provide direct or indirect exposure to ownership interests in issuers) provide different voting and dividend rights and priority in the event of a bankruptcy and/or insolvency of the issuer. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

36

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

ESG Factor Risk. To the extent portfolio managers of a Fund incorporate environmental, social and/or governance considerations (“ESG factors”) into their investment process, the Fund will be subject to risks associated with the relevant ESG factors. Environmental performance criteria rate a company’s management of its environmental challenges, including its effort to reduce or offset the impacts of its products and operations. Social criteria measure how well a company manages its impact on the communities where it operates, including its treatment of local populations, its handling of human rights issues, its record regarding labor-management relations, anti-discrimination policies and practices, employee safety and the quality and safety record of a company’s products, its marketing practices and any involvement in regulatory or anti-competitive controversies. Governance criteria address a company’s investor relations and management practices, including company sustainability reporting, board accountability and business ethics policies and practices.
In general, use of ESG factors in the securities selection process will affect a Fund’s exposure to certain issuers, industries, sectors, regions, and countries; may lead to a smaller universe of investments than other funds that do not incorporate ESG factor analysis; and may negatively impact the relative performance of the Fund over the short, medium or even long term depending on how successfully those ESG factors are incorporated and whether such investments are in or out of favor.
Successful incorporation of ESG factors into a Fund’s overall investment strategy will depend on its portfolio managers’ ability to identify and analyze financially material ESG issues, and there can be no assurance that the strategy or techniques employed will be successful.
ETF Risk. In addition to the risks associated with the underlying assets held by an ETF, investments in ETFs may be subject to the following additional risks: (1) the market price of an ETF’s shares may trade above or below its net asset value; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively-managed ETF may not accurately track the performance of the reference asset; and (5) a passively-managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track. Investment in ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests.
Euro- and Eurozone-Related Risk. To the extent a Fund invests in investments located in Europe, it may be subject to risks not typically associated with investments in the United States. A majority of western European countries and a number of eastern European countries are members of the European Union, an intergovernmental union aimed at developing economic and political coordination and cooperation among its member states. European countries that are members of the Economic and Monetary Union of the European Union (“EMU”) are subject to restrictions on inflation rates, interest rates, deficits, and debt levels. The EMU sets out different stages and commitments for member states to follow in an effort to achieve greater coordination of economic, fiscal, and monetary policies. As a condition to adopting the euro, EMU member states must also relinquish control of their monetary policies to the European Central Bank and become subject to certain monetary and fiscal controls imposed by the EMU. These controls remove EMU member states’ flexibility in implementing monetary policy measures to address regional economic conditions, which may impair their ability to respond to crises. A number of countries in the European Union have experienced, and may continue to experience, severe economic and financial difficulties. Additional European Union member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of a Fund’s investments in euro-denominated securities and derivatives contracts, as well as securities of issuers located in the European Union or with significant exposure to European Union issuers or countries, to the extent a Fund invests in such securities.
In 2020, the UK left the EU (commonly known as “Brexit”). The full extent of the political, economic, and legal consequences of Brexit are not yet fully known, and the long-term impact of Brexit on the UK, the EU and the broader global economy may be significant. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of Brexit, the UK and European economies and the broader economy could be significantly impacted, potentially resulting in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits, or the abandonment of the Euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties.
Fixed Income Risk. Some Funds may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of a Fund’s investments

37

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

decreases. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.
Focused Investment Risk. Focusing investments in a particular market, sector or value chain (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain.
Geographic Focus Risk. From time to time a Fund’s investment may be focused in a particular geographic region. The value of the investments of a Fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the Fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting such location are therefore likely to cause the value of a Fund’s shares to decrease, perhaps significantly.
High Yield (“Junk Bond”) Investments Risk. Some Funds may invest in high yield securities, also known as “junk bonds,” which have a higher risk of issuer default or may be in default. The securities are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. In particular, lower-rated high yield securities (CCC or below) are subject to a greater degree of credit risk than higher-rated high yield bonds. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. A characteristic of the high yield bond is the issuance of securities under Rule 144A, many with registration rights. Some Funds may invest in high yield securities issued under Rule 144A, with or without registration rights.
India Risk. Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, economic growth and the profitability of private enterprises. Global economic developments may inhibit the flow of non-U.S. capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of individuals and corporate governance standards of Indian companies may be weaker and less transparent, which may increase the risk of loss and unequal treatment of investors. To the extent a Fund invests in investments in India, it may be subject to risks presented by investments in an emerging market country, including liquidity risk, which may result in extreme volatility in the prices of Indian securities. Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as between sectarian groups within each country). In addition, the Indian economy could be adversely impacted by natural disasters and acts of terrorism. Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region.
Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. When interest rates fall, the value of fixed income securities generally increase. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund. Your investment will decline in value if the value of the Fund’s investments decreases. In a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk.
Investment Company Risk. If a Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which a Fund invests in addition to the Fund’s direct fees and expenses. A Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount, and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in a Fund.

38

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

IPO Risk. A Fund may purchase securities in initial public offerings (“IPOs”). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.
Japan Risk. The Japanese economy may be subject to economic, political and social instability, which could have a negative impact on Japanese securities, and may impact a Fund’s performance to the extent it invests in such securities. In the past, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. At times, the Japanese economy has been adversely impacted by government intervention and protectionism, changes in its labor market, and an unstable financial services sector. International trade, government support of the financial services sector and other troubled sectors, government policy, natural disasters and/or geopolitical developments could significantly affect the Japanese economy. A significant portion of Japan’s trade is conducted with developing nations and can be affected by conditions in these nations or by currency fluctuations. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Japanese economy.
Key Person Risk. Key person risk is the risk that results when a Fund’s investment program is highly dependent on the investment skill and dedication of a small number of “key” persons at TSW or the Adviser, which can result in decreased investment results if these “key” persons become unable to apply their full attention to the management of a Fund’s investments for health or other reasons.
Large Transactions Risk. A Fund may experience adverse effects when large shareholders, or a number of shareholders collectively purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large shareholder transactions may also result in taxable income and/or gains for the Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged investment plans. To the extent that such transactions result in short-term capital gains, such gains when distributed by the Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause the Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, a Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time.
Limited History of Operations. The TSW Emerging Markets Fund and TSW High Yield Bond Fund are newly organized, diversified, open-end management investment companies with limited operating histories. As a result, prospective investors have a limited track record or history on which to base their investment decision. The Adviser or its affiliates may contribute “seed capital” in connection with the launch of a Fund to commence operations prior to investment by third parties. Seed capital may represent ownership of up to 100% of a Fund during its initial phase of operation and, in limited circumstances, during subsequent periods. It is anticipated that over time this percentage will decrease. Funds with higher percentages of seed capital may exhibit different portfolio dynamics or performance profiles than those with a lower percentage of seed capital.

39

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Liquidity Risk. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Trading opportunities are also more limited for securities and other instruments that are not widely held or are traded in less developed markets. These factors may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. Illiquid investments may also be more difficult to value.
Liquidity risk may be amplified during times of financial or political stress, or, for example, in situations where foreign countries close their securities markets for extended periods of time due to scheduled holidays, such as the week-long closure of Chinese securities markets that occurs annually in October. Increased Fund redemption activity also may increase liquidity risk due to the need of the Fund to sell portfolio investments and may negatively impact Fund performance.
Long-Term Investment Strategy Risk. TSW Large Cap Value Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund’s portfolio. The market price of a Fund’s investments may fluctuate daily due to economic and other events that affect particular companies and other issuers or the market as a whole. Short- and medium-term price fluctuations may be especially pronounced in less developed markets or in companies with lower market capitalizations in which the Fund may invest.
Loan-Related Investments Risk. In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Bank loans are generally less liquid than many other debt securities. Transactions in bank loans may settle on a delayed basis (and in certain cases may take longer than seven days to settle), such that a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, the proceeds related to the sale of bank loans may not be available to make additional investments or to meet a Fund’s redemption obligations until a substantial period after the sale of the loans.
Market Risk. The market value of a Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon political, regulatory, market, economic, and social conditions, as well as developments that impact specific economic sectors, industries, or segments of the market, including conditions that directly relate to the issuers of a Fund’s investments, such as management performance, financial condition, and demand for the issuers’ goods and services. The Funds are subject to the risk that geopolitical events will adversely affect global economies and markets. War and other military operations, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on global economies and markets. Likewise, natural and environmental disasters and epidemics or pandemics may be highly disruptive to economies and markets.
Mortgage-Related and Asset-Backed Securities Risk. In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity, inflation and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. A Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. Stripped securities are more sensitive to changes in the prevailing interest rates and the rate of principal payments on the underlying assets than regular mortgage-related securities. The value of some mortgage-related securities and other asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly. The risk of non-payment is greater for mortgage-related securities that are backed by loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans, or which may be negatively impacted by economic and market conditions, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn or recession, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable-rate mortgages.

40

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

A Fund’s investments in other asset-backed securities are subject to risks similar to those associated with the servicing of those assets. These types of securities may also decline for reasons associated with the underlying collateral. A dollar roll involves potential risks of loss that are different from those related to the securities underlying the transactions. A Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to a Fund, the security that a Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that the Fund’s use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.
Municipal Securities Risk. Municipal securities are obligations, often bonds and notes, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is typically exempt from U.S federal income tax.
Municipal bonds are generally considered riskier investments than Treasury securities. The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering and the maturity of the obligation and the rating(s) of the issue. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in U.S. federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.
Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Since some municipal securities may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market. Interest on municipal obligations, while generally exempt from U.S. federal income tax, may not be exempt from U.S. federal alternative minimum tax.
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. An epidemic or pandemic can result in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, which may adversely affect markets, issuers, and/or non-U.S. exchange rates The effects of any disease outbreak may be greater in countries with less developed disease prevention and control programs and may also exacerbate other pre-existing political, social, economic, market and financial risks. A pandemic and its effects can result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Any such events could have a significant adverse impact on the value of a Fund’s investments.
Non-U.S. Securities Risk. Non-U.S. securities risk is the risk associated with investments in issuers located in non-U.S. countries. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these non-U.S. markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S.

41

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

markets is much slower and more subject to failure than in U.S. markets. Income, proceeds and gains received by the Fund from sources within non-U.S. countries may be subject to withholding and other taxes imposed by such countries, which would reduce the Fund’s return on such securities. U.S. government tariffs, sanctions or other actions directed at a particular country could adversely impact issuers in that country.
Other risks associated with investing in non-U.S. securities include, among other things, imposition of exchange control regulation by the U.S. or non-U.S. governments, U.S. and non-U.S. withholding or other taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in non-U.S. nations. There may be less publicly available information about certain non-U.S. companies than would be the case for comparable companies in the U.S. and certain non-U.S. companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain non-U.S. countries. Investors in non-U.S. countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against non-U.S. issuers or non-U.S. persons is limited. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, increased disruption in international trade, possible government debt restructuring and related issues, all of which may cause the value of a Fund’s non-U.S. investments to decline. Nationalization, expropriation, confiscatory taxation, currency blockage, the imposition of sanctions by other countries (such as the United States) capital controls, political changes or diplomatic developments may also cause the value of a Fund’s non-U.S. investments to decline. When imposed, non-U.S. withholding or other taxes reduce a Fund’s return on non-U.S. securities. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire non-U.S. investment. These risks also apply to securities of non-U.S. issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts. In certain cases, depositary receipts may also be issued through programs in local markets, such as Thai NVDRs. See Summary of Principal and Non-Principal Risks – Depositary Receipts Risk above for additional information. To the extent a Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit/counterparty and information risks. In addition, non-U.S. securities may be subject to increased credit/counterparty risk because of the potential difficulties of requiring non-U.S. entities to honor their contractual commitments.
Participatory Notes Risk. Participatory notes are equity access products structured as debt obligations issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund. Some participatory notes may be considered illiquid and, therefore, will be subject to a Fund’s percentage limitation for investments in illiquid securities. The Funds may take long or short positions in participatory notes.
Portfolio Turnover Risk. A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if TSW or the Adviser determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within TSW’s or the Adviser’s control. These transactions will increase a Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to a Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.
Preferred Stock Risk. A Fund may invest in preferred stock. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of a Fund to achieve its investment objective and could increase the operating expenses of the Fund.

42

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

REIT and Real Estate-Related Investment Risk. REITs are subject to certain other risks related to their structure and focus. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price). The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Small-Cap and Mid-Cap Company Risk. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. These companies may experience higher growth rates and higher interest rates than larger capitalization companies. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. Small cap securities may be traded over the counter or listed on an exchange and it may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices. Smaller capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.
South Korea Risk. To the extent a Fund invests in investments located in South Korea, the Fund will be susceptible to adverse market, political, regulatory and geographic events affecting South Korea. The South Korean economy is dependent on the economies of other Asian countries, especially China and Southeast Asia, and the United States as key trading partners. Furthermore, South Korea’s economy may be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. Also, tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate of South Korea.
Taiwan Risk. The economy of Taiwan is heavily dependent on exports. Currency fluctuations, increasing competition from Asia’s other emerge economies, and conditions that weaken demand for Taiwan’s export products worldwide could have a negative impact on the Taiwanese economy as a whole, and may impact a Fund’s performance to the extent the Fund invests in such securities. Additionally, a disruption in Taiwan’s exports could also result in broader negative economic impacts with respect to those industries and countries that rely upon them. Concerns over Taiwan’s history of political contention and its current relationship with China may also have a significant impact on the economy of Taiwan.
TIPS and Inflation-Linked Bonds or Inflation-Indexed Securities Risk. The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are tied to the relationship between nominal (stated) interest rates and the rate of inflation as the principal and/or interest is adjusted for inflation and can be unpredictable. As a result, if inflation rates were to rise at a faster rate than nominal rates, real interest rates might decline, leading to an increase in the value of inflation-protected securities and the Fund may not receive any income from such investments. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in the value of inflation-protected securities. If the Fund purchases inflation-protected securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, a Fund may experience a loss if

43

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

there is a subsequent period of deflation. The losses from inflation-protected securities may be greater than the losses from other fixed-income securities with similar durations. The inflation-protected securities markets are generally much smaller and less liquid than the nominal bonds from the same issuers and, as such, can suffer from losses during time of economic stress or illiquidity.
United Kingdom Investments Risk. The United Kingdom has one of the largest economies in Europe and is heavily dependent on trade with the European Union, and to a lesser extent the United States and China. As a result, the British economy may be impacted by changes to the economic condition of the United States, China and other European countries. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy, as well as on a Fund, to the extent the Fund invests in investments located in the United Kingdom. Furthermore, the United Kingdom voted via referendum to leave the European Union (“Brexit”). The impact of Brexit on the economies of the United Kingdom and its trading partners is not yet fully known.
Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
When-Issued, Delayed Delivery, TBA, and Forward Commitment Transaction Risk. There can be no assurance that a security purchased on a when-issued basis will be issued or that a security purchased or sold on a delayed delivery basis will be delivered. When a Fund engages in when-issued or delayed delivery transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in a Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
The purchase of securities in this type of transaction increases an overall investment exposure and involves a risk of loss if the value of the securities declines prior to settlement. If deemed advisable as a matter of investment strategy, the securities may be disposed of or the transaction renegotiated after it has been entered into, and the securities sold before those securities are delivered on the settlement date.
The purchaser of TBA securities generally is subject to increased market risk and interest rate risk because the delivered securities may be less favorable than anticipated by the purchaser. TBA securities have the effect of creating leverage.
FINRA rules include mandatory margin requirements for the TBA market with limited exceptions. The collateralization of TBA trades is intended to mitigate counterparty credit risk between trade and settlement, but could increase the cost of TBA transactions and impose added operational complexity.
Withholding Tax Reclaims Risk. A Fund may file claims to recover foreign withholding taxes on dividend and interest income (if any) received from issuers in certain countries and capital gains on the disposition of stocks or securities where such withholding tax reclaim is possible. Whether or when a Fund will receive a withholding tax refund is within the control of the tax authorities in such countries. Where a Fund expects to recover withholding taxes, the net asset value of the Fund generally includes accruals for such tax refunds. Each Fund regularly evaluates the probability of recovery. If the likelihood of recovery materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in such Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value. Shareholders in a Fund at the time an accrual is written down will bear the impact of the resulting reduction in net asset value regardless of whether they were shareholders during the accrual period. Conversely, if a Fund receives a tax refund that has not been previously accrued, shareholders in such Fund at the time of the successful recovery will benefit from the resulting increase in the Fund’s net asset value. Shareholders who sold their shares prior to such time will not benefit from such increase in the Fund’s net asset value.
SEGMENT REPORTING
The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating

44

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Decision Maker (“CODM”) is the Senior Leadership Committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment's performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund's financial statements and financial highlights.
B. Fees and Transactions with Affiliates and Other Parties
The Trust, on behalf of the Funds, has entered into an Amended and Restated Investment Advisory Agreement (the “Agreement”) with PAFS to provide investment management services to the Funds.
Total fees incurred pursuant to the Agreement are reflected as “Investment Advisory” fees on the Statements of Operations. Under the terms of the Agreement, PAFS receives an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). The Trust, on behalf of the Funds, and PAFS have entered into a Third Amended and Restated Expense Limitation Agreement whereby PAFS has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

Fund	Class	Advisory Fee	Expense Limitation
TSW Core Plus Bond Fund	Institutional	0.40%	0.50%
TSW Emerging Markets Fund	Institutional	0.80%	0.99%
TSW High Yield Bond Fund	Institutional	0.50%	0.65%
TSW Large Cap Value Fund	Institutional	0.58%	0.73%
The Third Amended and Restated Expense Limitation Agreement is effective until February 1, 2027 for the Funds. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.
TSW serves as the investment sub-adviser to the Funds. For its services, the Sub-Adviser is paid a fee of 0.25%, 0.65%, 0.35%, and 0.43%, based on average daily net assets of the TSW Core Plus Bond Fund, TSW Emerging Markets Fund, TSW High Yield Bond Fund and TSW Large Cap Value Fund, respectively, by the Adviser.
For the six months ended March 31, 2026, the Funds incurred advisory fees payable to PAFS, received expense waivers/reimbursements from PAFS, and paid expense recoupments to PAFS as follows:

Fund	Advisory Fee to PAFS	Expenses Reduced by PAFS	Advisory Waivers Recouped by PAFS
TSW Core Plus Bond Fund	$156,773	$30,669	$—
TSW Emerging Markets Fund	18,966	43,986	—
TSW High Yield Bond Fund	24,083	30,710	—
TSW Large Cap Value Fund	108,423	21,117	—

45

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

The balances of recoverable expenses to PAFS by the Funds at March 31, 2026 were as follows:

For the year or period ended:	Expiring	TSW Core Plus Bond Fund	TSW Emerging Markets Fund	TSW High Yield Bond Fund	TSW Large Cap Value Fund
September 30, 2023	September 30, 2026	$ —	$85,549	$79,563	$ —
September 30, 2024	September 30, 2027	82,052 *	55,765	63,024	80,022
September 30, 2025	September 30, 2028	180,897	76,381	62,387	82,885
Six months ended March 31, 2026	September 30, 2029	30,669	43,986	30,710	21,117
Balances of Recoverable Expenses to PAFS		$293,618	$261,681	$235,684	$184,024

*	For the period from May 15, 2024, commencement of operations, to September 30, 2024.
Perpetual Americas Funds Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC d/b/a ACA Group (“ACA Group”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust, on behalf of the Funds. The Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. Under a separate Distribution Services and License Agreement, PAFS, at its own expense, pays the Distributor an annual base fee, an asset-based fee and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds. Neither the Distributor nor ACA Group is affiliated with the Trust or the Adviser or TSW.
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expense. Total fees paid to Northern Trust for their services are reflected as “Accounting and Administration” fees on the Statements of Operations.
PAFS and the Trust have entered into an Amended and Restated Administration and Compliance Support Services Agreement (the “ACSS Agreement”) pursuant to which PAFS provides, coordinates or otherwise supports the provision of, administration and compliance services for the Trust. As full compensation for the services rendered and expenses borne by PAFS in connection with the services PAFS provides under the ACSS Agreement, the Trust, on behalf of each Fund, agrees to reimburse PAFS in such amounts as are approved by the Board from time to time. Total fees allocated to the Funds and paid to PAFS pursuant to the ACSS Agreement are reflected as “Compliance” fees in the Statements of Operations.
PAFS and the Trust have entered into an Amended and Restated Institutional Class Shareholder Services, Recordkeeping and Sub-Transfer Agency Agreement (the “Shareholder Services Agreement”). Pursuant to the Shareholder Services Agreement, the Trust, on behalf of each Fund, agrees that Institutional Shares of each Fund shall reimburse PAFS or its designee for any payments PAFS or such designee makes to third-party service providers for personal services, accounting or subaccounting, recordkeeping and/or other administrative services provided to beneficial holders of Institutional Class shares of the Funds. Payments by a Fund pursuant to the Shareholder Services Agreement shall not exceed such amounts as are approved by the Board from time to time. The Funds incurred no fees pursuant to the Shareholder Services Agreement during the period ended March 31, 2026.
Certain officers of the Trust are affiliated with PAFS and receive no compensation directly from the Funds for serving in their respective roles. The Trust pays each trustee who is not an “interested person” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustee”) compensation for their services based on an annual retainer of $140,000, certain committee and chairperson retainers and reimbursement for certain expenses. For the six months ended March 31, 2026, the aggregate Independent Trustee compensation paid by the Trust was $377,000. The amount of total Independent Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds is reflected as “Trustees” expenses on the Statements of Operations.

46

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

C. Credit Agreements
The Trust, on behalf of the Funds, has entered into a $150 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes which permits the Funds to borrow up to an aggregate amount of $150 million, $50 million of which is committed and $100 million of which is uncommitted.  Any advance under the Credit Agreement will accrue interest at a rate per annum equivalent to the Fund's option of the sum of the U.S. Federal Fund Target Rate plus 1.30%, the daily Simple Secured Overnight Financing Rate plus 1.30% or the Prime Rate minus 1.50%.
During the six months ended March 31, 2026, the following Funds had borrowings with the average loan, weighted interest rate and interest expense as disclosed below:

Fund	Dollar Amount	Days Outstanding	Rate	Interest Expense
TSW Emerging Markets Fund	$140,000	5	5.39%	105
Incurred interest expense related to borrowings under the Credit Agreements during the six months ended March 31, 2026. The amounts are included in the “Interest Expense” on the Statements of Operations.
D. Investment Transactions
For the six months ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term investments and U.S. government securities) for the Funds were as follows:

Fund	Cost of Purchases	Proceeds from Sales
TSW Core Plus Bond Fund	$12,109,391	$7,574,302
TSW Emerging Markets Fund	1,928,158	1,056,653
TSW High Yield Bond Fund	2,204,810	2,949,280
TSW Large Cap Value Fund	4,722,912	9,808,034
For the six months ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of U.S. government securities (excluding short-term investments) for the Funds were as follows:

Fund	Cost of Purchases	Proceeds from Sales
TSW Core Plus Bond Fund	$9,315,041	$5,370,380
E. U.S. Federal Income Tax
As of March 31, 2026, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for U.S. Federal income tax purposes, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TSW Core Plus Bond Fund	$80,529,075	$309,247	$ (1,089,972)	$ (780,725)
TSW Emerging Markets Fund	5,038,938	1,296,457	(150,397)	1,146,060
TSW High Yield Bond Fund	9,046,393	92,019	(145,587)	(53,568)
TSW Large Cap Value Fund	31,026,890	7,333,583	(2,326,794)	5,006,789

47

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

The tax character of distributions paid by the Funds during the latest tax years ended September 30, 2025 and September 30, 2024 were as follows:

	Distributions From
Fund	Ordinary Income* 2025	Long-Term Capital Gains 2025	Ordinary Income 2024	Long-Term Capital Gains 2024
TSW Core Plus Bond Fund	$2,704,475	$—	$114,889	$—
TSW Emerging Markets Fund	235,056	—	216,019	—
TSW High Yield Bond Fund	577,169	—	630,387	—
TSW Large Cap Value Fund	819,086	2,245,754 **	668,234	2,234,137 ***

*	Ordinary income includes short-term capital gains, if any.
**
The amount does not include tax equalization utilized of $338,111 in net long term capital gains in which the TSW Large Cap Value Fund designated as being distributed to shareholders on their redemption of shares.

***
The amount does not include tax equalization utilized of $261,855 in net long term capital gains in which the TSW Large Cap Value Fund designated as being distributed to shareholders on their redemption of shares.

Primarily as a result of differing book/tax treatment of tax equalization, the Funds made reclassifications among certain capital accounts. These reclassifications have no effect on net assets or net asset value per share. As of September 30, 2025, the following reclassifications were made to the Funds’ Statements of Assets and Liabilities:

Fund	Distributable Earnings (Loss)	Paid-in Capital
TSW Large Cap Value Fund	$ (337,277)	$337,277
As of the latest tax year ended September 30, 2025, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Distributions Payable	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
TSW Core Plus Bond Fund	$18,303	$—	$(124,784)	$(14,989)	$—	$442,956	$321,486
TSW Emerging Markets Fund	204,404	—	(740,799)	—	—	1,087,669	551,274
TSW High Yield Bond Fund	5,537	—	(838,198)	(4,011)	—	150,500	(686,172)
TSW Large Cap Value Fund	178,239	4,383,947	—	—	—	7,239,072	11,801,258

As of the latest tax year ended September 30, 2025, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
TSW Core Plus Bond Fund	$121,156	$3,628
TSW Emerging Markets Fund	740,799	—
TSW High Yield Bond Fund	55,374	782,824
During the latest tax year ended September 30, 2025, the TSW High Yield Bond Fund and TSW Emerging Markets Fund utilized $30,326 and $563,440, respectively, in capital loss carry forwards.

48

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

F. Capital Share Transactions
Transactions in dollars for the six months ended March 31, 2026, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
TSW Core Plus Bond Fund	Institutional Shares	$6,381,540	$1,593,531	$ (2,142,859)	$5,832,212
TSW Emerging Markets Fund	Institutional Shares	1,589,501	25,625	(303,264)	1,311,862
TSW High Yield Bond Fund	Institutional Shares	385	262,891	(821,785)	(558,509)
TSW Large Cap Value Fund	Institutional Shares	1,800,368	5,376,173	(7,362,212)	(185,671)

Transactions in shares for the six months ended March 31, 2026, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
TSW Core Plus Bond Fund	Institutional Shares	626,445	156,551	(210,713)	572,283
TSW Emerging Markets Fund	Institutional Shares	135,999	2,256	(25,854)	112,401
TSW High Yield Bond Fund	Institutional Shares	41	28,144	(88,219)	(60,034)
TSW Large Cap Value Fund	Institutional Shares	134,967	411,776	(538,263)	8,480

Transactions in dollars for the year ended September 30, 2025, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
TSW Core Plus Bond Fund	Institutional Shares	$48,695,790	$2,595,849	$ (2,630,750)	$48,660,889
TSW Emerging Markets Fund	Institutional Shares	297,981	11,370	(4,750,528)	(4,441,177)
TSW High Yield Bond Fund	Institutional Shares	239,022	529,655	(684,464)	84,213
TSW Large Cap Value Fund	Institutional Shares	2,102,395	3,006,059	(5,301,138)	(192,684)

Transactions in shares of fund shares for the year ended September 30, 2025, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
TSW Core Plus Bond Fund	Institutional Shares	4,833,909	257,650	(260,582)	4,830,977
TSW Emerging Markets Fund	Institutional Shares	33,085	1,233	(456,906)	(422,588)
TSW High Yield Bond Fund	Institutional Shares	25,942	57,075	(73,832)	9,185
TSW Large Cap Value Fund	Institutional Shares	155,265	225,346	(388,066)	(7,455)

49

TSW MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

G. Concentration of Ownership
A significant portion of a Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of a Fund’s investment strategy.
As of March 31, 2026, PAFS or PAFS affiliates held outstanding shares of the Funds as follows:

Fund	Class	% Ownership
TSW Core Plus Bond Fund	Institutional Shares	0.1
TSW Emerging Markets Fund	Institutional Shares	78.4
TSW High Yield Bond Fund	Institutional Shares	0.6
TSW Large Cap Value Fund	Institutional Shares	4.8
H. New Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2023-09, Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
I. Subsequent Events
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

50

TSW MUTUAL FUNDS

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

March 31, 2026 (Unaudited)

Not applicable.

51

TSW MUTUAL FUNDS

PROXY DISCLOSURES

March 31, 2026 (Unaudited)

Not applicable.

52

TSW MUTUAL FUNDS

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

March 31, 2026 (Unaudited)

Included on page 46 in the Notes to Financial Statements.

53

TSW MUTUAL FUNDS

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

March 31, 2026 (Unaudited)

Prior to and at a meeting of the Board of Trustees (the “Board” or the “Trustees”) of Perpetual Americas Funds Trust held on December 11-12, 2025, the Board requested, and JOHCM (USA) Inc. d/b/a Perpetual Americas Funds Services (the “Adviser”) and Thompson, Siegel & Walmsley LLC (“TSW” or “Sub-Adviser”) provided, both written and oral reports containing information and data relating to the consideration of: (i) the nature, extent, and quality of the services provided by the Adviser and TSW to the TSW Core Plus Bond Fund, the TSW Emerging Markets Fund, the TSW High Yield Bond Fund, and the TSW Large Cap Value Fund (the “Funds”); (ii) the investment performance of the Funds, including the performance of each Fund’s predecessor fund, as applicable1; (iii) the costs of the services provided and the profits realized by the Adviser and TSW from their relationships with the Funds; (iv) the extent to which economies of scale are expected to be realized as the Funds grow; and (v) whether the proposed fee levels would reflect such economies of scale to the benefit of the Funds’ potential shareholders. The Trustees were assisted in their evaluation of the Investment Advisory Agreement and Investment Subadvisory Agreement (together, the “Advisory Agreements”) by independent legal counsel, from whom they received assistance and advice, including a review of the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. In reviewing the Advisory Agreements, the Trustees, including all the Independent Trustees, considered the following and other factors with respect to the Funds:
Nature, Extent and Quality of the Services
The Board examined the nature, extent, and quality of services to be provided to each Fund by the Adviser and TSW. The Board noted that the Adviser and Sub-Adviser are indirect wholly owned subsidiaries of Perpetual Limited. The Board considered the terms of the Advisory Agreements, information and reports provided by the Adviser and the Sub-Adviser on its respective personnel and operations, and the Adviser’s and TSW’s experience with the investment strategy and risks of each Fund. The Board reviewed the Adviser’s and the Sub-Adviser’s investment philosophy and portfolio construction processes, compliance programs, insurance coverage, business continuity programs, and information security practices. The Board noted that, as set forth in the reports provided by the Adviser and TSW, there had been no previously undisclosed (i) material compliance issues or concerns raised or encountered since the last approval of the Advisory Agreements or (ii) material compliance issues in the past two years with respect to the Funds. The Board then considered key risks associated with the Funds and ways in which those risks were expected to be mitigated. The Board expressed satisfaction with the quality, extent, and nature of the services provided by the Adviser and TSW.
Performance and Profits
The Trustees reviewed performance information for the Funds, including each Fund’s one-, three-, five- and ten-year periods (as available) ended on October 31, 2025. The Board considered a report prepared by an industry standard independent service provider, FUSE Research Network LLC (the “FUSE Report”), which presented comparisons of investment performance, expenses and fees of the Funds relative to their investment categories, competitor fund groups and broader benchmarks. The Trustees also reviewed and considered profitability analyses for the Funds prepared by the Adviser and TSW on a consolidated basis. The analyses included details on income, direct expenses, staff costs, overhead, taxes, distribution related expenses and operating profit/loss. As part of the review of the profitability analyses, the Trustees also considered information provided by the Adviser related to its operating margin versus that of other investment advisers. The Trustees noted that, based on the information provided, the profits realized and/or to be realized were not excessive. Finally, the Trustees discussed potential adverse impacts to overall profitability as a result of current market conditions.
The Board noted that the TSW Core Plus Bond Fund’s Gross Advisory Fee ranked seven out of 13 among the Fund’s Expense Group. The Board further noted that the Fund’s Gross Advisory Fee was 0.40% compared to a median Gross Advisory Fee of 0.40% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked five out of 13 among the Fund’s Expense Group and 55 out of 95 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.50% compared to a median total expense of 0.54% for the Expense Group and 0.49% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 93 out of 95 among the Fund’s Performance Universe over the one-year period ended October 31, 2025. The Fund’s return was 5.54% compared to a median return of the Performance Universe of 6.57% over the one-year period ended October 31, 2025.
1 The TSW Large Cap Value Fund has a predecessor fund which was reorganized into the Trust effective December 6, 2021.

54

TSW MUTUAL FUNDS

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

March 31, 2026 (Unaudited)

With respect to the TSW Emerging Markets Fund, the Board noted that the Fund’s Gross Advisory Fee tied with two other funds to rank five out of 14 among the Fund’s Expense Group. The Board further noted that the Fund’s Gross Advisory Fee was 0.80% compared to a median Contractual Management Fee of 0.85% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and reimbursements, and noted that the Fund ranked eight out of 14 among the Fund’s Expense Group and 41 out of 135 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.99% compared to a median total expense of 0.98% for the Expense Group and 1.05% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 42 out of 135 and 51 out of 128 among the Fund’s Performance Universe over the one- and three-year periods ended October 31, 2025, respectively. The Fund’s returns were 29.15% and 20.72% compared to a median return of the Performance Universe of 26.93% and 19.97% over the one- and three-year periods ended October 31, 2025, respectively.
The Board noted that the TSW High Yield Bond Fund’s Gross Advisory Fee tied with two other funds to rank two out of 15 among the Fund’s Expense Group. The Board further noted that the Fund’s Gross Advisory Fee was 0.50% compared to a median Gross Advisory Fee of 0.55% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund tied with two other funds to rank three out of 15 among the Fund’s Expense Group and tied with five other funds to rank 33 out of 107 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.65% compared to a median total expense of 0.71% for the Expense Group and 0.71% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 67 out of 107 and 46 out of 104 among the Fund’s Performance Universe over the one- and three-year periods ended October 31, 2025. The Fund’s returns were 7.16% and 9.64% compared to a median return of the Performance Universe of 7.63% and 9.40% over the one- and three-year periods ended October 31, 2025.
 With respect to the TSW Large Cap Value Fund, the Board noted that the Fund’s Gross Advisory Fee ranked three out of 14 among the Fund’s Expense Group. The Board further noted that the Fund’s Gross Advisory Fee was 0.58% compared to a median Gross Advisory Fee of 0.72% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and reimbursements, and noted that the Fund ranked four out of 14 among the Fund’s Expense Group and tied with five other funds to rank 81 out of 182 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.73% compared to a median total expense of 0.81% for the Expense Group and 0.74% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 51 out of 182, 140 out of 178, 87 out of 170, and 66 out of 148 among the Fund’s Performance Universe over the one-, three-, five-, and ten-year periods ended October 31, 2025, respectively. The Fund’s returns were 12.44%, 10.83%, 14.78%, and 10.35% compared to a median return of the Performance Universe of 10.53%, 13.24%, 14.81%, and 10.25% over the one-, three-, five-, and ten-year periods ended October 31, 2025, respectively.
The Board then reviewed the expense caps that were in place for each of the Funds and noted that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses through February 1, 2027. After considering the comparative data provided, as described above, the Board concluded that the advisory fees and expense ratios were reasonable.
Economies of Scale
In considering the economies of scale for the Funds, the Board considered the marketing and distribution plans, capacity, and breakeven points for each of the Funds
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee assigned different weights to various factors considered.

55

Investment Subadviser
Thompson, Siegel & Walmsley LLC
6641 West Broad Street
Suite 600
Richmond, Virginia 23230
Investment Adviser
Perpetual Americas Funds Services
1 Congress Street, Suite 3101
Boston, Massachusetts 02114
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, Massachusetts 02199
Distributor
Perpetual Americas Funds Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
For Additional Information, call
866-260-9549 (toll free) or 312-557-5913

TSW 03/26

Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund
Barrow Hanley Credit Opportunities Fund
Barrow Hanley Emerging Markets Value Fund
Barrow Hanley Floating Rate Fund
Barrow Hanley International Value Fund
Barrow Hanley Total Return Bond Fund
Barrow Hanley US Value Opportunities Fund
SEMI-ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
March 31, 2026 (Unaudited)

BARROW HANLEY FUNDS

March 31, 2026 (Unaudited)

BARROW HANLEY FUNDS
BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.2%
Brazil	5.4%
B3 S.A. - Brasil Bolsa Balcao(a)		75,739	$269,042
Cosan S.A.(a)		135,054	140,273
			409,315
China	20.9%
China Mengniu Dairy Co. Ltd.		84,840	187,437
iQIYI, Inc. - ADR(a)		60,957	82,292
JD.com, Inc. - Class A		11,299	166,553
Li Ning Co. Ltd.		70,872	195,807
Longfor Group Holdings Ltd.(b)		94,018	91,533
Ping An Insurance Group Co. of China Ltd. - Class H		32,498	249,884
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H		163,483	78,605
Sunny Optical Technology Group Co. Ltd.		23,074	160,878
Xinyi Glass Holdings Ltd.		154,625	194,004
ZTO Express Cayman, Inc.		7,285	179,305
			1,586,298
Hong Kong	2.6%
ASMPT Ltd.		15,466	200,188
India	1.4%
Axis Bank Ltd.		8,801	109,002
Indonesia	4.7%
Bank Mandiri Persero Tbk PT		633,446	177,810
Telkom Indonesia Persero Tbk PT		979,988	177,184
			354,994
Malaysia	2.1%
Public Bank Bhd.		135,542	157,377
Mexico	5.8%
Grupo Financiero Banorte S.A.B. de C.V., Series O		14,144	156,868
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A		69,050	163,465
Wal-Mart de Mexico S.A.B. de C.V.		36,945	119,969
			440,302
Philippines	1.5%
Ayala Land, Inc.		409,629	109,535
Saudi Arabia	2.8%
Saudi National Bank (The)		18,491	208,742
South Africa	2.6%
Sibanye Stillwater Ltd.		63,275	194,221
South Korea	21.2%
Amorepacific Corp.		2,434	224,379
Hyundai Motor Co.		925	284,956
LG Electronics, Inc.		2,616	189,659
Samsung Electro-Mechanics Co. Ltd.		1,349	386,501
SK hynix, Inc.		917	520,274
			1,605,769
See Notes to Financial Statements.
1

BARROW HANLEY FUNDS
BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Taiwan	14.2%
Bizlink Holding, Inc.		5,767	$331,150
Globalwafers Co. Ltd.		13,137	179,195
Hiwin Technologies Corp.		26,439	195,346
Largan Precision Co. Ltd.		1,459	100,078
MediaTek, Inc.		5,641	270,571
			1,076,340
Thailand	5.4%
Kasikornbank PCL - REG		26,833	155,968
Siam Cement (The) PCL - REG		22,943	144,984
Srisawad Corp. PCL - REG		158,011	106,363
			407,315
United Arab Emirates	2.1%
First Abu Dhabi Bank PJSC		33,695	159,877
Vietnam	2.5%
Vietnam Dairy Products JSC		83,487	192,245
TOTAL COMMON STOCKS (Cost $5,471,733)			7,211,520
PREFERRED STOCKS	2.4%
Brazil	2.4%
Banco Bradesco S.A.(a)		49,274	182,357
TOTAL PREFERRED STOCKS (Cost $134,107)			182,357
SHORT-TERM INVESTMENTS	1.9%
Northern Institutional Treasury Portfolio (Premier Class), 3.53%(c)		145,435	145,435
TOTAL SHORT-TERM INVESTMENTS (Cost $145,435)			145,435
TOTAL INVESTMENTS (Cost $5,751,275)	99.5%		7,539,312
NET OTHER ASSETS (LIABILITIES)	0.5%		39,843
NET ASSETS	100.0%		$7,579,155

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, these securities had a total value of $91,533 or 1% of net assets.

(c)7-day current yield as of March 31, 2026 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
See Notes to Financial Statements.
2

BARROW HANLEY FUNDS
BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

At March 31, 2026 the industry sectors (excluding short-term investments) for the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund were:
Sector Allocation	% of Net Assets
Financials	25.6%
Information Technology	23.9
Consumer Discretionary	12.9
Industrials	11.9
Consumer Staples	11.7
Materials	4.5
Communication Services	3.4
Real Estate	2.7
Health Care	1.0
Total	97.6%
See Notes to Financial Statements.
3

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	2.8%
Other Asset-Backed Securities	2.8%
CTM CLO Ltd., Series 2025-2A - Class E (Floating, 3M CME Term SOFR + 5.65%) 9.43%, 10/20/38(a)(b)		$500,000	$496,826
Eldridge CLO Ltd., Series 2025-1A - Class E (Floating, 3M CME Term SOFR + 5.30%) 9.22%, 10/20/38(a)(b)		325,000	324,371
Elmwood CLO 29 Ltd., Series 2024-5A - Class ER (Floating, 3M CME Term SOFR + 6.40%, 6.40% Floor) 10.07%, 04/20/37(a)(b)		1,000,000	962,967
Empower CLO Ltd., Series 2023-2A - Class ER (Floating, 3M CME Term SOFR + 5.60%) 9.27%, 10/15/38(a)(b)		750,000	728,233
Katayma CLO II Ltd., Series 2024-2A - Class E (Floating, 3M CME Term SOFR + 7.33%, 7.33% Floor) 11.00%, 04/20/37(a)(b)		250,000	246,826
Market Street CLO Ltd. II, Series 2025-2A - Class E (Floating, 3M CME Term SOFR + 5.85%) 9.73%, 03/20/38(a)(b)		450,000	442,349
			3,201,572
TOTAL ASSET-BACKED SECURITIES (Cost $3,281,900)			3,201,572
CORPORATE BONDS	70.2%
Aerospace & Defense	0.3%
Goat Holdco LLC 6.75%, 02/01/32(a)		285,000	286,747
Apparel & Textile Products	0.2%
Beach Acquisition Bidco LLC 10.00%, 07/15/33(a)		210,809	224,515
Automotive	2.5%
Clarios Global L.P./Clarios U.S. Finance Co. 6.75%, 02/15/30(a)		865,000	884,463
Goodyear Tire & Rubber (The) Co. 5.63%, 04/30/33		500,000	438,417
Tenneco, Inc. 8.00%, 11/17/28(a)		1,500,000	1,494,665
			2,817,545
Basic Industry	0.3%
Avient Corp. 6.25%, 11/01/31(a)		315,000	317,200
Cable & Satellite	2.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 03/01/30(a)		1,000,000	948,874
7.38%, 03/01/31(a)		750,000	763,480
CSC Holdings LLC,
11.75%, 01/31/29(a)		250,000	180,786
See Notes to Financial Statements.
4

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
4.13%, 12/01/30(a)		$750,000	$450,067
4.63%, 12/01/30(a)		1,000,000	352,868
			2,696,075
Capital Goods	0.1%
TransDigm, Inc. 6.25%, 01/31/34(a)		150,000	151,655
Chemicals	7.2%
Chemours (The) Co.,
4.63%, 11/15/29(a)		1,500,000	1,406,633
8.00%, 01/15/33(a)		1,610,000	1,618,792
Mativ Holdings, Inc. 8.00%, 10/01/29(a)		2,210,000	2,058,353
Qnity Electronics, Inc.,
5.75%, 08/15/32(a)		425,000	425,506
6.25%, 08/15/33(a)		425,000	429,733
Tronox, Inc.,
4.63%, 03/15/29(a)		510,000	408,360
9.13%, 09/30/30(a)		420,000	419,462
WR Grace Holdings LLC,
5.63%, 08/15/29(a)		1,250,000	1,149,649
6.63%, 08/15/32(a)		125,000	121,795
7.00%, 08/01/33(a)		145,000	140,821
			8,179,104
Commercial Support Services	4.9%
Allied Universal Holdco LLC 7.88%, 02/15/31(a)		635,000	654,822
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%, 06/15/30(a)		500,000	506,841
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l. 4.63%, 06/01/28(a)		125,000	122,053
AMN Healthcare, Inc. 6.50%, 01/15/31(a)		900,000	882,065
Clarivate Science Holdings Corp.,
3.88%, 07/01/28(a)		240,000	226,492
4.88%, 07/01/29(a)		480,000	416,489
Clean Harbors, Inc. 6.38%, 02/01/31(a)		125,000	126,947
Enviri Corp. 5.75%, 07/31/27(a)		1,572,000	1,568,205
VT Topco, Inc. 8.50%, 08/15/30(a)		1,000,000	1,016,700
			5,520,614
See Notes to Financial Statements.
5

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Construction Materials	0.4%
Quikrete Holdings, Inc. 6.38%, 03/01/32(a)		$290,000	$294,061
Standard Building Solutions, Inc. 6.50%, 08/15/32(a)		145,000	145,075
			439,136
Consumer Services	3.4%
PROG Holdings, Inc. 6.00%, 11/15/29(a)		2,250,000	2,137,500
Upbound Group, Inc. 6.38%, 02/15/29(a)		1,750,000	1,695,791
			3,833,291
Containers & Packaging	1.5%
Graphic Packaging International LLC 3.75%, 02/01/30(a)		750,000	688,324
Mauser Packaging Solutions Holding Co. 7.88%, 04/15/30(a)		1,050,000	1,050,000
			1,738,324
Electric	0.1%
Alpha Generation LLC 6.75%, 10/15/32(a)		80,000	81,171
Electric Utilities	0.9%
Vistra Corp. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%) 7.00%, 12/15/26(a)(b)(c)		1,000,000	1,001,282
Electrical Equipment	0.6%
WESCO Distribution, Inc. 6.63%, 03/15/32(a)		640,000	655,059
Food	1.8%
B&G Foods, Inc. 8.00%, 09/15/28(a)		2,010,000	1,979,259
Health Care Facilities & Services	4.5%
Concentra Health Services, Inc. 6.88%, 07/15/32(a)		165,000	170,588
HAH Group Holding Co. LLC 9.75%, 10/01/31(a)		660,000	578,202
LifePoint Health, Inc.,
11.00%, 10/15/30(a)		375,000	403,301
8.38%, 02/15/32(a)		495,000	528,621
National Mentor Holdings, Inc. 10.50%, 12/15/30(a)		1,520,000	1,568,909
Pediatrix Medical Group, Inc. 5.38%, 02/15/30(a)		500,000	492,148
Sotera Health Holdings LLC 7.38%, 06/01/31(a)		1,250,000	1,291,216
			5,032,985
See Notes to Financial Statements.
6

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Home Construction	2.8%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
4.63%, 04/01/30(a)		$500,000	$464,065
6.88%, 08/01/33(a)		380,000	366,600
Dream Finders Homes, Inc. 6.88%, 09/15/30(a)		255,000	243,980
STL Holding Co. LLC 8.75%, 02/15/29(a)		320,000	330,603
Weekley Homes LLC/Weekley Finance Corp. 6.75%, 01/15/34(a)		1,800,000	1,723,944
			3,129,192
Household Products	1.2%
Energizer Holdings, Inc. 6.00%, 09/15/33(a)		1,500,000	1,404,800
Institutional Financial Services	0.6%
Aretec Group, Inc. 10.00%, 08/15/30(a)		676,000	718,023
Insurance	1.9%
Acrisure LLC/Acrisure Finance, Inc. 6.75%, 07/01/32(a)		2,000,000	1,927,246
Asurion LLC/Asurion Co-Issuer, Inc.,
8.00%, 12/31/32(a)		30,000	31,124
8.38%, 02/01/34(a)		150,000	145,629
			2,103,999
Leisure Facilities & Services	0.4%
Caesars Entertainment, Inc. 6.50%, 02/15/32(a)		500,000	494,179
Machinery	0.4%
Entegris, Inc. 5.95%, 06/15/30(a)		500,000	503,154
Medical Equipment & Devices	0.1%
Insulet Corp. 6.50%, 04/01/33(a)		150,000	153,105
Metals & Mining	0.6%
Arsenal AIC Parent LLC 8.00%, 10/01/30(a)		250,000	260,292
Kaiser Aluminum Corp. 4.50%, 06/01/31(a)		500,000	472,368
			732,660
Oil & Gas Supply Chain	4.3%
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 06/15/31(a)		873,000	851,387
Genesis Energy L.P./Genesis Energy Finance Corp. 8.88%, 04/15/30		250,000	261,052
See Notes to Financial Statements.
7

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Global Partners L.P./GLP Finance Corp. 8.25%, 01/15/32(a)		$1,750,000	$1,808,537
ITT Holdings LLC 6.50%, 08/01/29(a)		2,040,000	1,983,570
			4,904,546
Real Estate Investment Trusts	3.3%
Iron Mountain, Inc.,
5.25%, 07/15/30(a)		500,000	485,778
5.63%, 07/15/32(a)		250,000	242,693
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 08/01/29		1,000,000	777,530
8.50%, 02/15/32(a)		1,820,000	1,845,138
Service Properties Trust 8.63%, 11/15/31(a)		375,000	391,621
			3,742,760
Real Estate Owners & Developers	0.9%
Greystar Real Estate Partners LLC 7.75%, 09/01/30(a)		1,000,000	1,040,156
Real Estate Services	1.5%
Cushman & Wakefield U.S. Borrower LLC 8.88%, 09/01/31(a)		1,000,000	1,059,275
Newmark Group, Inc. 7.50%, 01/12/29		655,000	686,617
			1,745,892
Retail - Discretionary	2.8%
Cougar JV Subsidiary LLC 8.00%, 05/15/32(a)		35,000	36,192
Michaels (The) Cos., Inc.,
8.50%, 03/15/33(a)		145,000	141,157
11.00%, 03/15/34(a)		285,000	265,393
Petco Health & Wellness Co., Inc. 8.25%, 02/01/31(a)		850,000	848,835
PetSmart LLC/PetSmart Finance Corp.,
7.50%, 09/15/32(a)		750,000	753,652
10.00%, 09/15/33(a)		750,000	748,277
QXO Building Products, Inc. 6.75%, 04/30/32(a)		345,000	351,897
			3,145,403
Specialty Finance	16.5%
Arbor Realty SR, Inc.,
8.50%, 12/15/28(a)		300,000	294,835
7.88%, 07/15/30(a)		1,990,000	1,840,210
Bread Financial Holdings, Inc. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.30%) 8.38%, 06/15/35(a)(b)		2,895,000	2,927,050
Burford Capital Global Finance LLC,
9.25%, 07/01/31(a)		1,140,000	1,028,850
See Notes to Financial Statements.
8

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
7.50%, 07/15/33(a)		$295,000	$245,587
Freedom Mortgage Holdings LLC,
6.88%, 05/01/31(a)		985,000	920,884
9.13%, 05/15/31(a)		1,000,000	1,016,500
8.38%, 04/01/32(a)		145,000	142,636
7.88%, 04/01/33(a)		370,000	346,902
ILFC E-Capital Trust I 6.38%, 12/21/65(a)(b)		2,455,000	2,084,005
ILFC E-Capital Trust II 6.63%, 12/21/65(a)(b)		1,500,000	1,302,115
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.63%, 10/15/31(a)		1,330,000	1,268,021
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.00%, 07/15/31(a)		250,000	258,431
OneMain Finance Corp. 7.13%, 09/15/32		1,500,000	1,477,285
Rithm Capital Corp.,
8.00%, 04/01/29(a)		1,000,000	982,431
8.00%, 07/15/30(a)		1,250,000	1,206,476
Velocity Commercial Capital LLC 9.38%, 02/15/31(a)		1,030,000	1,029,251
Walker & Dunlop, Inc. 6.63%, 04/01/33(a)		295,000	288,416
			18,659,885
Steel	0.9%
TMS International Corp. 6.25%, 04/15/29(a)		1,000,000	965,000
Transportation & Logistics	0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/26(a)		36,417	36,431
Stonepeak Nile Parent LLC 7.25%, 03/15/32(a)		290,000	301,628
			338,059
Wholesale - Consumer Staples	0.6%
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 02/15/29(a)		645,000	671,477
TOTAL CORPORATE BONDS (Cost $79,956,919)			79,406,252
FOREIGN ISSUER BONDS	4.1%
Automotive	2.3%
Adient Global Holdings Ltd. 7.50%, 02/15/33(a)		1,495,000	1,511,453
Aptiv Swiss Holdings Ltd. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.39%) 6.88%, 12/15/54(b)		1,045,000	1,054,737
			2,566,190
See Notes to Financial Statements.
9

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Cable & Satellite	0.6%
LCPR Senior Secured Financing DAC 5.13%, 07/15/29(a)		$1,000,000	$648,560
Chemicals	0.5%
INEOS Finance PLC 7.50%, 04/15/29(a)		640,000	620,869
Containers & Packaging	0.2%
Trivium Packaging Finance B.V.,
8.25%, 07/15/30(a)		19,000	19,879
12.25%, 01/15/31(a)		200,000	216,542
			236,421
Telecommunications	0.5%
Total Play Telecomunicaciones S.A. de C.V. 11.13%, 12/31/32(a)		675,000	610,439
TOTAL FOREIGN ISSUER BONDS (Cost $4,943,695)			4,682,479

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	20.6%
Barrow Hanley Floating Rate Fund†		2,472,092	23,335,130
TOTAL INVESTMENT COMPANIES (Cost $24,278,128)			23,335,130
SHORT-TERM INVESTMENTS	1.3%
Northern Institutional Treasury Portfolio (Premier Class), 3.53%(d)		1,420,511	1,420,511
TOTAL SHORT-TERM INVESTMENTS (Cost $1,420,511)			1,420,511
TOTAL INVESTMENTS (Cost $113,881,153)	99.0%		112,045,944
NET OTHER ASSETS (LIABILITIES)	1.0%		1,109,266
NET ASSETS	100.0%		$113,155,210

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, these securities had a total value of $82,594,665 or 73% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at March 31, 2026, and the related index and spread are shown parenthetically for each security.
(c)Perpetual bond. Maturity date represents next call date.
(d)7-day current yield as of March 31, 2026 is disclosed.
†Investment in Affiliated Security.

Abbreviations:
CLO – Collateralized Loan Obligation
SOFR – Secured Overnight Financing Rate
The following is a summary of the Fund's transactions with affiliates for the year ended March 31, 2026.
Security Description	Value 09/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value 03/31/2026	Income Dividends Received	Capital Gains Dividends Received
Barrow Hanley Floating Rate Fund	$21,995,853	$1,951,372	$—	$—	$(612,095)	$23,335,130	$951,372	$—
See Notes to Financial Statements.
10

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

 At March 31, 2026 the Barrow Hanley Credit Opportunities Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
BBB-	3.0%
BB+	2.3
BB	8.6
BB-	15.6
B+	30.2
B	20.0
B-	10.7
CCC+	2.5
CCC	1.2
CCC-	0.3
Cash equivalents	1.3
N/A	3.3
Total	99.0%
See Notes to Financial Statements.
11

BARROW HANLEY FUNDS
BARROW HANLEY EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.6%
Brazil	5.7%
B3 S.A. - Brasil Bolsa Balcao(a)		17,820	$63,301
Cosan S.A.(a)		53,264	55,322
Hypera S.A.(a)		12,037	54,098
Hypera S.A. (Bovespa)(a)		1,286	6,006
Lojas Renner S.A.(a)		17,486	50,501
			229,228
Canada	2.4%
Parex Resources, Inc.		5,038	99,015
China	20.1%
Baidu, Inc. - Class A(a)		4,725	66,047
Budweiser Brewing Co. APAC Ltd.(b)		51,242	47,366
China International Capital Corp. Ltd. - Class H(b)		14,268	31,677
China Mengniu Dairy Co. Ltd.		31,875	70,422
China Merchants Bank Co. Ltd. - Class H		8,508	54,062
Great Wall Motor Co. Ltd. - Class H		25,020	40,507
iQIYI, Inc. - ADR(a)		29,960	40,446
JD.com, Inc. - Class A		4,615	68,027
Li Ning Co. Ltd.		23,592	65,181
Longfor Group Holdings Ltd.(b)		34,578	33,664
Ping An Insurance Group Co. of China Ltd. - Class H		11,933	91,755
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H		77,381	37,206
Sunny Optical Technology Group Co. Ltd.		5,370	37,441
Xinyi Glass Holdings Ltd.		48,980	61,454
ZTO Express Cayman, Inc.		2,787	68,596
			813,851
Hong Kong	2.6%
ASMPT Ltd.		4,744	61,405
Galaxy Entertainment Group Ltd.		9,822	44,395
			105,800
India	3.9%
Axis Bank Ltd.		4,506	55,808
Petronet LNG Ltd.		16,926	44,451
UPL Ltd.		9,856	59,786
			160,045
Indonesia	5.1%
Astra International Tbk PT		159,380	58,837
Bank Mandiri Persero Tbk PT		309,230	86,802
Telkom Indonesia Persero Tbk PT		336,351	60,813
			206,452
Malaysia	1.1%
Public Bank Bhd.		39,323	45,658
Mexico	4.6%
Grupo Financiero Banorte S.A.B. de C.V., Series O		6,220	68,985
See Notes to Financial Statements.
12

BARROW HANLEY FUNDS
BARROW HANLEY EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A		27,017	$63,959
Wal-Mart de Mexico S.A.B. de C.V.		16,946	55,027
			187,971
Philippines	1.7%
Ayala Land, Inc.		111,031	29,690
BDO Unibank, Inc.		20,308	38,207
			67,897
Russia	0.0%
Alrosa PJSC(a)(c)		12,058	—
Moscow Exchange MICEX-RTS PJSC(a)(c)		8,812	—
			—
Saudi Arabia	1.7%
Saudi National Bank (The)		5,950	67,169
South Africa	4.9%
Absa Group Ltd.		3,297	47,493
Bidvest Group Ltd.		3,281	44,121
Gold Fields Ltd.		1,308	60,105
Sibanye Stillwater Ltd.		15,496	47,565
			199,284
South Korea	19.2%
Amorepacific Corp.		771	71,075
Hyundai Marine & Fire Insurance Co. Ltd.(a)		1,883	38,114
Hyundai Motor Co.		424	130,618
Korea Electric Power Corp.		2,722	77,387
LG Electronics, Inc.		1,066	77,285
Samsung Electro-Mechanics Co. Ltd.		654	187,377
SK hynix, Inc.		344	195,173
			777,029
Taiwan	12.9%
Bizlink Holding, Inc.		2,495	143,267
Globalwafers Co. Ltd.		4,913	67,015
Hiwin Technologies Corp.		9,208	68,034
Largan Precision Co. Ltd.		814	55,835
MediaTek, Inc.		2,780	133,343
Pegatron Corp.		22,000	53,340
			520,834
Thailand	8.1%
CP ALL PCL - REG		29,900	41,153
Kasikornbank PCL - REG		9,503	55,237
PTT Oil & Retail Business PCL - REG		106,650	42,447
PTT PCL - REG		43,100	45,715
Siam Cement (The) PCL - REG		7,735	48,880
Srisawad Corp. PCL - REG		72,056	48,503
Thai Beverage PCL		141,302	47,391
			329,326
See Notes to Financial Statements.
13

BARROW HANLEY FUNDS
BARROW HANLEY EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
United Arab Emirates	1.5%
First Abu Dhabi Bank PJSC		12,521	$59,410
United Kingdom	1.1%
Investec PLC		6,019	46,392
TOTAL COMMON STOCKS (Cost $3,296,464)			3,915,361
PREFERRED STOCKS	1.1%
Brazil	1.1%
Banco Bradesco S.A.(a)		12,232	45,269
TOTAL PREFERRED STOCKS (Cost $35,102)			45,269
SHORT-TERM INVESTMENTS	3.0%
Northern Institutional Treasury Portfolio (Premier Class), 3.53%(d)		118,986	118,986
TOTAL SHORT-TERM INVESTMENTS (Cost $118,986)			118,986
TOTAL INVESTMENTS (Cost $3,450,552)	100.7%		4,079,616
NET OTHER ASSETS (LIABILITIES)	(0.7%)		(27,294)
NET ASSETS	100.0%		$4,052,322

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, these securities had a total value of $112,707 or 3% of net assets.

(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.
(d)7-day current yield as of March 31, 2026 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At March 31, 2026 the industry sectors (excluding short-term investments) for the Barrow Hanley Emerging Markets Value Fund were:
Sector Allocation	% of Net Assets
Financials	23.4%
Information Technology	19.5
Consumer Discretionary	14.1
Industrials	11.0
Consumer Staples	9.9
Materials	5.3
Energy	4.6
Communication Services	4.1
Health Care	2.4
Utilities	1.9
Real Estate	1.5
Total	97.7%
See Notes to Financial Statements.
14

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	3.6%
Other Asset-Backed Securities	3.6%
CTM CLO Ltd., Series 2025-2A - Class E (Floating, 3M CME Term SOFR + 5.65%) 9.43%, 10/20/38(a)(b)		$500,000	$496,826
Eldridge CLO Ltd., Series 2025-1A - Class E (Floating, 3M CME Term SOFR + 5.30%) 9.22%, 10/20/38(a)(b)		325,000	324,372
Empower CLO Ltd., Series 2023-2A - Class ER (Floating, 3M CME Term SOFR + 5.60%) 9.27%, 10/15/38(a)(b)		1,000,000	970,977
Garnet CLO Ltd., Series 2025-1A - Class E (Floating, 3M CME Term SOFR + 6.25%) 9.92%, 07/20/37(a)(b)		1,000,000	983,728
Katayma CLO II Ltd., Series 2024-2A - Class E (Floating, 3M CME Term SOFR + 7.33%, 7.33% Floor) 11.00%, 04/20/37(a)(b)		500,000	493,652
Market Street CLO Ltd. II, Series 2025-2A - Class E (Floating, 3M CME Term SOFR + 5.85%) 9.73%, 03/20/38(a)(b)		450,000	442,349
			3,711,904
TOTAL ASSET-BACKED SECURITIES (Cost $3,770,357)			3,711,904
BANK LOAN OBLIGATIONS(b)	85.7%
Advertising & Marketing	1.5%
Magnite, Inc., Amendment No. 2 Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.00%) 6.67%, 02/06/31		1,600,716	1,580,707
Aerospace & Defense	1.6%
Karman Holdings, Inc., Third Amendment Term Loan (Floating, CME Term SOFR USD 3M + 2.75%) 6.46%, 04/01/32		831,546	831,031
Peraton Corp., Term B Loan (Floating, CME Term SOFR USD 3M + 3.75%, 0.75% Floor) 7.52%, 02/01/28		918,183	781,988
			1,613,019
Asset Management	1.4%
Nexus Buyer LLC, Amendment No. 10 Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 7.67%, 07/31/31		248,750	240,390
Nexus Buyer LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.17%, 07/31/31		1,274,505	1,222,951
			1,463,341
See Notes to Financial Statements.
15

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Automotive	1.6%
Adient U.S. LLC, Term B-2 Loan (Floating, CME Term SOFR USD 1M + 2.00%) 5.67%, 01/31/31		$601,874	$600,273
Clarios Global L.P., Amendment No. 6 Dollar Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.42%, 01/28/32		995,000	991,518
			1,591,791
Banking	0.5%
Nouryon Finance B.V., November 2024 B-1 Dollar Term Loan (Floating, CME Term SOFR USD 6M + 3.25%) 7.04%, 04/03/28		479,556	469,365
Basic Industry	2.5%
Koppers, Inc., Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 2.50%, 0.50% Floor) 6.17%, 04/10/30		2,150,161	2,141,195
04/10/30(c)		5,457	5,435
Ranpak Corp., Initial Dutch Borrower Term Loan (Floating, CME Term SOFR USD 1M + 4.50%) 8.17%, 12/19/31		154,690	153,658
Ranpak Corp., Initial U.S. Borrower Term Loan (Floating, CME Term SOFR USD 1M + 4.50%) 8.17%, 12/19/31		241,704	240,092
			2,540,380
Beverage, Food & Tobacco	0.1%
Del Monte Foods Corp. II, Inc., First Out Term Loan (Floating, CME Term SOFR USD 1M + 8.00%, 0.50% Floor) 11.77%, 08/02/28(d)		124,511	58,832
Del Monte Foods Corp. II, Inc., Second Out Term Loans (Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 8.02%, 08/02/28(d)		106,012	3,180
Del Monte Foods Corp. II, Inc., Third Out Term Loan (Floating, CME Term SOFR USD 1M + 4.75%, 0.50% Floor) 8.53%, 08/02/28(d)		244,090	2,441
			64,453
Beverages	0.2%
Primo Brands Corporation, 2026 Refinancing Term Loan 03/31/31(c)		193,900	194,111
Brokerage Assetmanagers Exchanges	1.7%
DRW Holdings LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.17%, 06/26/31		147,061	144,120
Edelman Financial Engines Center (The) LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 5.25%) 8.92%, 10/06/28		850,000	840,225
Jefferies Finance LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.43%, 10/21/31		776,667	763,075
			1,747,420
See Notes to Financial Statements.
16

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Buildings & Real Estate	0.6%
Crown Subsea Communications Holding, Inc., 2026 Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.75% Floor) 6.67%, 01/30/31		$643,500	$644,626
Cable & Satellite	0.7%
CSC Holdings LLC, September 2019 Initial Term Loan (Floating, PRIME USD 3M + 1.50%, 1.00% Floor) 8.25%, 04/15/27		763,599	671,249
Capital Goods	2.1%
Form Technologies LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 5.75%, 0.50% Floor) 9.42%, 07/19/30		236,075	213,648
Global IID Parent LLC, 2025 Refinancing Term B Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 8.21%, 12/16/28		1,517,129	1,513,336
Gulfside Supply, Inc., Initial Term Loan 06/17/31(c)		217,900	198,562
MSOF Beacon LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 2.50%) 6.17%, 12/23/32		237,300	236,904
			2,162,450
Cargo Transport	0.4%
Kenan Advantage Group (The), Inc., U.S. Term B-4 Loan (Floating, CME Term SOFR USD 1M + 3.25%) 6.92%, 01/25/29		373,272	368,420
Chemicals	4.9%
Chemours (The) Co., Tranche B-4 US$ Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.17%, 10/15/32		1,861,335	1,845,048
Mativ Holdings, Inc., New Term B Loan 04/04/33(c)		750,000	720,000
Mativ Holdings, Inc., Term B Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.75% Floor) 7.53%, 04/20/28		1,109,339	1,106,566
Tronox Finance LLC, 2024-B Term Loan,
(Floating, CME Term SOFR USD 1M + 2.50%) 6.17%, 09/30/31		653,578	495,236
(Floating, CME Term SOFR USD 3M + 2.50%) 6.20%, 09/30/31		836,366	633,739
W. R. Grace Holdings LLC, Term B-1 Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor) 6.70%, 08/19/32		245,765	244,639
			5,045,228
See Notes to Financial Statements.
17

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Chemicals, Plastics & Rubber	1.3%
Ineos U.S. Finance LLC, 2030 Dollar Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 6.92%, 02/19/30		$497,475	$431,972
Wilsonart LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.25%) 7.95%, 08/05/31		999,775	867,305
			1,299,277
Commercial Support Services	2.6%
BIFM CA Buyer, Inc., 2025 Term Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 6.92%, 05/31/28		1,066,796	1,065,793
First Advantage Holdings LLC, Term B-3 Loan (Floating, CME Term SOFR USD 3M + 2.75%) 6.45%, 10/31/31		488,315	474,584
Raven Acquisition Holdings LLC, 2024 Delayed Draw Term Loan 11/19/31(e)		36,161	35,431
Raven Acquisition Holdings LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.00%) 6.67%, 11/19/31		501,196	491,082
Xplor T1 LLC, Second Amendment Term Loan (Floating, CME Term SOFR USD 3M + 3.50%) 7.17%, 12/01/32		590,334	547,534
			2,614,424
Consumer Cyclical	1.2%
Fleet Midco I Ltd., Facility B2 (Floating, CME Term SOFR USD 3M + 2.75%) 6.42%, 02/21/31		558,653	558,653
Michaels Companies, Inc. The, Term B Loan (2026) (Floating, CME Term SOFR USD 3M + 5.00%) 8.67%, 03/15/33		696,459	674,381
			1,233,034
Consumer Non-Cyclical	4.3%
B&G Foods, Inc., Term B-5 Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.17%, 10/10/29		993,384	925,089
C&S Wholesale Grocers LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 5.00%) 8.70%, 09/20/30		407,950	398,090
09/20/30(c)		1,025	1,000
Charlotte Buyer, Inc., Second Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 7.92%, 02/11/28		769,398	761,512
HAH Group Holding Co. LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 5.00%) 8.67%, 09/24/31		746,222	634,661
See Notes to Financial Statements.
18

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Heartland Dental LLC, 2025 Replacement Term Loan (Floating, CME Term SOFR USD 1M + 3.75%) 7.42%, 08/25/32		$1,181,465	$1,178,110
National Mentor Holdings, Inc., Delayed Draw Term Loan Retired 03/31/2026 12/12/30(e)		522,395	519,130
			4,417,592
Consumer Services	0.4%
ASP Dream Acquisition Co. LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.75% Floor) 8.02%, 12/15/28		494,859	454,033
Containers & Packaging	2.8%
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Delayed Draw Term B Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 6.92%, 04/01/32		1,090,867	1,016,143
Five Star Lower Holding LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 7.92%, 05/05/29		381,175	373,315
Mauser Packaging Solutions Holding Co., 2025 Term Loan (Floating, CME Term SOFR USD 3M + 3.50%) 7.16%, 04/15/30		977,312	942,754
ProAmpac PG Borrower LLC, Initial USD Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 7.78%, 03/07/33		500,000	481,625
			2,813,837
Containers, Packaging & Glass	0.8%
Pregis TopCo LLC, Tenth Amendment Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 7.67%, 02/01/29		866,086	864,353
Diversified/Conglomerate Manufacturing	1.2%
VT Topco, Inc., Second Amendment Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 6.67%, 08/09/30		1,232,521	1,194,621
08/09/30(c)		65,534	63,519
			1,258,140
Diversified/Conglomerate Service	3.8%
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 6.92%, 08/20/32		407,950	407,726
Camelot U.S. Acquisition LLC, Amendment No. 6 Refinancing Term Loan 01/31/31(c)		703,700	605,625
DXP Enterprises, Inc., 2025 Incremental Term Loan (Floating, CME Term SOFR USD 1M + 3.25%, 1.00% Floor) 6.92%, 10/11/30		888,514	892,033
Emerald X, Inc., 2025 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 6.92%, 01/30/32		386,157	386,319
See Notes to Financial Statements.
19

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
National Mentor Holdings, Inc., 2025 Refinancing Term B Loan (Floating, CME Term SOFR USD 1M + 6.00%) 9.67%, 12/12/30		$1,218,921	$1,211,303
Tempo Acquisition LLC, Seventh Incremental Term Loan 08/31/28(c)		478,766	343,366
			3,846,372
E-Commerce Discretionary	0.7%
CNT Holdings I Corp., 2025 Replacement Term Loan (Floating, CME Term SOFR USD 3M + 2.50%, 0.75% Floor) 6.17%, 11/08/32		744,361	743,505
Electric	1.9%
MH Sub I LLC, 2023 May Incremental Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 7.92%, 05/03/28		1,493,381	1,280,036
MH Sub I, LLC, 2024 December New Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 7.92%, 12/31/31		1,010,862	669,272
			1,949,308
Electric Utilities	0.7%
Compass Power Generation LLC, Tranche B-4 Term Loan (Floating, CME Term SOFR USD 1M + 3.25%, 1.00% Floor) 6.92%, 04/14/29		671,391	674,506
Electrical Equipment	0.6%
TK Elevator Midco GmbH, Facility B (Floating, CME Term SOFR USD 6M + 2.75%, 0.50% Floor) 6.38%, 04/30/30		626,088	627,090
Electronics	0.1%
Project Boost Purchaser LLC, 2025-2 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 2.75%) 6.45%, 07/16/31		82,377	79,278
Ultra Clean Holdings, Inc., Eighth Amendment Replacement Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.42%, 02/25/28		40,343	40,318
			119,596
Engineering & Construction	0.7%
Azuria Water Solutions, Inc., 2025 Replacement Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.75% Floor) 6.67%, 05/17/28		755,318	747,009
Finance	1.7%
Aretec Group, Inc., Term B-4 Loan (Floating, CME Term SOFR USD 1M + 3.00%) 6.67%, 08/09/30		770,664	760,229
MSP Recovery Law Firm, Tranche 1 Loan 8.10%, 06/16/26**		872,362	84,619
Osaic Holdings, Inc., Term B-1 Loan (Floating, CME Term SOFR USD 3M + 2.50%) 6.20%, 07/30/32		870,200	853,127
			1,697,975
See Notes to Financial Statements.
20

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Finance Companies	0.5%
LendingTree, Inc., Initial Term B Loan (Floating, CME Term SOFR USD 1M + 4.25%) 7.92%, 08/21/30		$497,500	$487,550
Food	1.2%
Chefs' Warehouse (The), Inc., 2022 Term Loan (Floating, CME Term SOFR USD 1M + 2.50%, 0.50% Floor) 6.17%, 08/23/29		323,242	323,646
Fiesta Purchaser, Inc., Second Refinancing Term Loan 02/12/31(c)		498,744	485,652
Golden State Foods LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.50%) 7.20%, 12/04/31		233,006	233,006
High Liner Foods, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 6.90%, 07/31/31		73,061	73,107
(Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 6.92%, 07/31/31		13,530	13,538
(Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 6.95%, 07/31/31		69,666	69,709
			1,198,658
Health Care Facilities & Services	5.6%
Agiliti Health, Inc., Term Loan (Floating, CME Term SOFR USD 6M + 3.00%) 6.58%, 05/01/30		1,393,762	1,351,949
Bella Holding Co. LLC, 2025 Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.75% Floor) 6.67%, 05/10/28		869,373	866,791
Dermatology Intermediate Holdings III, Inc., Closing Date Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 7.92%, 03/30/29		633,708	596,211
Dermatology Intermediate Holdings III, Inc., Term B-1 Loan (Floating, CME Term SOFR USD 3M + 5.50%, 0.50% Floor) 9.17%, 03/30/29		793,800	753,118
Sharp Services LLC, Tranche E Term Loan (Floating, CME Term SOFR USD 3M + 3.00%) 6.70%, 09/29/32		573,693	573,338
Summit Behavioral Healthcare LLC, Second Out Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.75% Floor) 7.95%, 12/31/29		1,463,622	1,256,271
Summit Behavioral Healthcare, LLC, First Out Term Loan (Floating, CME Term SOFR USD 3M + 5.75%, 0.75% Floor) 9.45%, 12/31/29		153,867	158,033
U.S. Fertility Enterprises LLC, Delayed Draw Term Loan 12/30/32(e)		20,816	20,738
U.S. Fertility Enterprises LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.50%) 7.17%, 12/30/32		137,387	136,872
			5,713,321
See Notes to Financial Statements.
21

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Healthcare & Pharmaceuticals	1.7%
Hologic, Inc., USD Initial Term B Loan 04/07/33(c)		$351,200	$346,810
MED ParentCo L.P., Eleventh Amendment Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.00%) 6.67%, 04/15/31		1,430,181	1,428,393
			1,775,203
Healthcare, Education & Childcare	0.7%
Zest Acquisition Corp., Term B-1 Loan (Floating, CME Term SOFR USD 3M + 5.25%) 8.92%, 02/08/28		735,031	711,143
Home & Office Products	0.6%
Osmosis Buyer Limited, 2026 Refinancing Term B Loan (Floating, CME Term SOFR USD 1M + 2.50%, 0.50% Floor) 6.16%, 07/31/28		313,480	312,549
Osmosis Buyer Ltd., 2026 Refinancing Term B Loan (Floating, CME Term SOFR USD 3M + 2.50%, 0.50% Floor) 6.16%, 07/31/28		313,479	312,548
			625,097
Home Construction	0.9%
Chariot Buyer LLC, Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.42%, 09/08/32		910,503	901,071
Household Products	1.0%
KDC/ONE Development Corp., Inc., Dollar Tranche Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.17%, 08/15/28		500,000	495,105
Lavender Dutch BorrowerCo B.V., Facility B (Floating, CME Term SOFR USD 3M + 3.25%) 6.95%, 12/30/32		498,750	490,645
			985,750
Industrial Intermediate Products	0.8%
DS Parent, Inc., Term Loan B (Floating, CME Term SOFR USD 3M + 5.50%, 0.75% Floor) 9.20%, 01/31/31		982,500	862,144
Insurance	5.4%
Acrisure LLC, 2024 Repricing Term B-6 Loan (Floating, CME Term SOFR USD 1M + 3.00%) 6.67%, 11/06/30		619,038	598,765
Acrisure LLC, 2025 Term B Loan (Floating, CME Term SOFR USD 1M + 3.25%) 6.92%, 06/21/32		1,366,698	1,322,280
Alliant Holdings Intermediate LLC, 2025 Replacement Term Loan 09/19/31(c)		67,729	67,144
Asurion LLC, New B-4 Term Loan (Floating, CME Term SOFR USD 1M + 5.25%) 9.03%, 01/20/29		310,094	307,768
See Notes to Financial Statements.
22

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Asurion LLC, New Term B-14 Term Loan (Floating, CME Term SOFR USD 1M + 3.75%) 7.42%, 02/23/33		$1,182,000	$1,141,375
Baldwin Insurance Group Holdings (The) LLC, Refinancing Term B-2 Loan (Floating, CME Term SOFR USD 1M + 2.50%) 6.18%, 05/26/31		236,704	232,365
Broadstreet Partners Group LLC, 2025 Tranche B Term Loan (Floating, CME Term SOFR USD 1M + 2.50%) 6.17%, 06/13/31		256,323	249,692
OneDigital Borrower LLC, 2025 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 6.67%, 07/02/31		671,080	647,384
OneDigital Borrower LLC, Initial Loan (Floating, CME Term SOFR USD 1M + 5.25%, 0.50% Floor) 8.92%, 07/02/32		810,000	789,750
Trucordia Insurance Holdings LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 6.92%, 06/17/32		222,285	204,502
			5,561,025
Leisure Facilities & Services	0.4%
Oravel Stays Ltd., Initial Term Loan (Floating, CME Term SOFR USD 3M + 8.00%, 1.00% Floor) 11.71%, 01/08/30		231,217	234,685
Scientific Games Holdings L.P., 2024 Refinancing Dollar Term Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor) 6.65%, 04/04/29		191,134	188,082
			422,767
Machinery	3.2%
Alliance Laundry Systems LLC, Initial Term B Loan,
(Floating, CME Term SOFR USD 3M + 2.25%) 5.92%, 08/19/31		449,783	449,172
(Floating, CME Term SOFR USD 1M + 2.25%) 5.92%, 08/19/31		189,253	188,996
CPM Holdings, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.50%, 0.50% Floor) 8.17%, 09/28/28		420,853	420,701
Engineered Machinery Holdings, Inc., 2025 USD Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.25%) 6.95%, 11/26/32		633,400	635,141
Engineered Machinery Holdings, Inc., Incremental Amendment No. 3 Term Loan (Floating, CME Term SOFR USD 3M + 6.00%, 0.75% Floor) 9.96%, 05/21/29		395,000	395,000
Indicor LLC, Tranche E Dollar Term Loan (Floating, CME Term SOFR USD 3M + 2.50%) 6.20%, 11/22/29		770,427	769,680
Pro Mach Group, Inc., Amendment No. 6 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.42%, 10/15/32		395,010	394,022
			3,252,712
See Notes to Financial Statements.
23

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Medical Equipment & Devices	0.1%
Resonetics LLC, 2026-1 Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 2.75%, 0.75% Floor) 6.42%, 06/18/31		$96,513	$96,001
06/18/31(c)		243	242
			96,243
Other Financial	0.8%
Franklin Square Holdings L.P., Term B Loan (Floating, CME Term SOFR USD 1M + 2.25%) 5.92%, 04/25/31		997,462	832,881
Other Industrial	1.0%
VSE Corp., Term Loan 03/17/33(c)		67,900	67,759
WireCo WorldGroup, Inc., 2023 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.75%) 7.42%, 11/13/28		929,933	926,055
			993,814
Real Estate Investment Trusts	0.4%
OEG Borrower LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.50%) 7.19%, 06/30/31		398,925	399,591
Retail	0.9%
United Natural Foods, Inc., 2024 Term Loan (Floating, CME Term SOFR USD 1M + 4.75%) 8.42%, 05/01/31		903,784	906,269
Retail - Discretionary	1.3%
Petco Health and Wellness Co., Inc., 2026 Term Loan (Floating, CME Term SOFR USD 3M + 4.25%) 7.95%, 02/03/31		1,000,000	975,340
PetSmart LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 7.68%, 08/18/32		381,765	378,806
			1,354,146
Retail Stores	4.3%
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 6.92%, 12/11/30		1,530,234	1,505,368
Dave & Buster's, Inc., 2024 Incremental Term B Loan (Floating, CME Term SOFR USD 3M + 3.25%) 6.94%, 11/01/31		1,007,250	837,458
Dave & Buster's, Inc., 2024 Refinancing Term B Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 6.94%, 06/29/29		1,065,639	927,990
Upbound Group, Inc., 2025 Term Loan (Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor) 6.42%, 08/13/32		1,123,023	1,120,687
			4,391,503
See Notes to Financial Statements.
24

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Software	4.8%
Adeia, Inc., Initial Term B Loan (Floating, CME Term SOFR USD 1M + 2.50%) 6.17%, 06/08/28		$369,424	$368,500
Central Parent LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.25%) 6.95%, 07/06/29		1,023,614	726,858
Cotiviti, Inc., Amendment 2 Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.42%, 03/26/32		724,217	665,193
Cotiviti, Inc., Initial Floating Rate Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.42%, 05/01/31		622,153	571,995
Dawn Bidco LLC, Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%) 6.66%, 02/04/33		159,000	150,211
02/04/33(c)		100,000	94,472
Icon Parent I, Inc., 2025 Term Loan (Floating, CME Term SOFR USD 3M + 2.75%) 6.44%, 11/13/31		232,741	222,899
Proofpoint, Inc., 2025-B Incremental Term Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor) 6.70%, 08/31/28		1,253,548	1,211,767
Storable, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 6.92%, 04/16/31		414,159	395,729
UKG Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 2.50%) 6.17%, 02/10/31		498,747	475,869
02/10/31(c)		68,983	65,819
			4,949,312
Specialty Finance	1.3%
Blackstone Mortgage Trust, Inc., Term B-9 Loan (Floating, CME Term SOFR USD 1M + 2.50%, 0.50% Floor) 6.17%, 12/10/30		102,691	102,434
Greystone Select Financial LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 5.00%) 8.93%, 06/16/28		1,308,453	1,277,378
			1,379,812
Steel	1.1%
TMS International Corp., Term B-7 Loan,
(Floating, CME Term SOFR USD 3M + 3.50%, 0.50% Floor) 7.17%, 03/04/30		709,559	707,785
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor) 7.17%, 03/04/30		421,315	420,262
			1,128,047
See Notes to Financial Statements.
25

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Technology	1.1%
Disco Parent, Inc., Term Loan (Floating, CME Term SOFR USD 3M + 3.00%) 6.67%, 08/06/32		$341,559	$334,728
Priority Holdings LLC, 2025-1 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor) 7.42%, 08/02/32		163,594	158,994
Quartz AcquireCo, LLC, Term B-2 Loan 06/28/30(c)		99,744	82,788
Tegra118 Wealth Solutions, Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.00%) 7.67%, 01/27/33		500,000	487,085
Tuple Debtco Ltd., Facility B1 (USD) 01/28/33(c)		70,200	67,918
			1,131,513
Technology Hardware	0.1%
Ingram Micro, Inc., Additional Term B-2 Loan (Floating, CME Term SOFR USD 3M + 2.25%, 0.50% Floor) 5.94%, 09/22/31		118,411	118,559
Telecommunications	1.4%
Covista, Inc., 2026 Term Loan (Floating, CME Term SOFR USD 1M + 2.25%, 0.75% Floor) 5.92%, 03/02/33		97,000	97,121
Eagle Broadband Investments LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.75% Floor) 6.96%, 11/12/27		610,857	580,950
Imagine Learning LLC, 2024 Term Loan (Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor) 7.17%, 12/21/29		783,077	723,125
			1,401,196
Transportation & Logistics	0.5%
Stonepeak Nile Parent LLC, Amendment No. 1 Incremental Term Loan (Floating, CME Term SOFR USD 3M + 2.25%) 5.92%, 04/09/32		355,192	354,240
VistaJet Malta Finance PLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.75%) 7.41%, 04/01/31		147,539	145,788
			500,028
TOTAL BANK LOAN OBLIGATIONS (Cost $91,393,355)			87,595,966
CORPORATE BONDS	7.8%
Automotive	1.0%
Tenneco, Inc. 8.00%, 11/17/28(a)		1,000,000	996,443
Cable & Satellite	0.9%
CSC Holdings LLC 4.13%, 12/01/30(a)		1,580,000	948,140
See Notes to Financial Statements.
26

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Chemicals	1.9%
Chemours (The) Co.,
4.63%, 11/15/29(a)		$1,185,000	$1,111,240
8.00%, 01/15/33(a)		365,000	366,993
Mativ Holdings, Inc. 8.00%, 10/01/29(a)		500,000	465,691
			1,943,924
Health Care Facilities & Services	0.9%
HAH Group Holding Co. LLC 9.75%, 10/01/31(a)		1,000,000	876,064
Oil & Gas Supply Chain	0.5%
ITT Holdings LLC 6.50%, 08/01/29(a)		500,000	486,169
Specialty Finance	2.5%
Arbor Realty SR, Inc. 7.88%, 07/15/30(a)		500,000	462,364
ILFC E-Capital Trust I 6.38%, 12/21/65(a)(b)		1,343,000	1,140,049
ILFC E-Capital Trust II 6.63%, 12/21/65(a)(b)		1,102,000	956,621
			2,559,034
Steel	0.1%
TMS International Corp. 6.25%, 04/15/29(a)		115,000	110,975
TOTAL CORPORATE BONDS (Cost $8,252,948)			7,920,749
FOREIGN ISSUER BONDS	1.4%
Automotive	1.4%
Adient Global Holdings Ltd. 7.50%, 02/15/33(a)		750,000	758,254
Aptiv Swiss Holdings Ltd. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.39%) 6.88%, 12/15/54(b)		625,000	630,823
			1,389,077
TOTAL FOREIGN ISSUER BONDS (Cost $1,359,599)			1,389,077

	Percentage of Net Assets	Shares	Value
WARRANTS	0.0%
Manufacturing	0.0%
Service King (Carnelian Point),(Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 08/30/30, Strike Price USD 0.00)(f)**		2,554	—
TOTAL WARRANTS (Cost $—)			—
See Notes to Financial Statements.
27

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	4.4%
Northern Institutional Treasury Portfolio (Premier Class), 3.53%(g)		4,529,966	$4,529,966
TOTAL SHORT-TERM INVESTMENTS (Cost $4,529,966)			4,529,966
TOTAL INVESTMENTS (Cost $109,306,225)	102.9%		105,147,662
NET OTHER ASSETS (LIABILITIES)	(2.9%)		(2,937,059)
NET ASSETS	100.0%		$102,210,603

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, these securities had a total value of $12,390,907 or 12% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at March 31, 2026, and the related index and spread are shown parenthetically for each security.
(c)Position is unsettled. Contract rate was not determined at March 31, 2026 and does not take effect until settlement date.
(d)Issuer has defaulted on terms of debt obligation.
(e)Unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(f)Non-income producing security.
(g)7-day current yield as of March 31, 2026 is disclosed.
**Security valued pursuant to Level 3 unobservable inputs.

Abbreviations:
CLO – Collateralized Loan Obligation
SOFR – Secured Overnight Financing Rate
USD – United States Dollar
See Notes to Financial Statements.
28

BARROW HANLEY FUNDS
BARROW HANLEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.5%
Australia	2.9%
ANZ Group Holdings Ltd.		9,976	$250,849
Northern Star Resources Ltd.		7,193	104,563
			355,412
Canada	4.6%
Bank of Nova Scotia (The)		2,914	202,080
Barrick Mining Corp.		3,018	123,336
Suncor Energy, Inc.		3,613	238,971
			564,387
Denmark	3.3%
Carlsberg A.S. - Class B		1,738	216,987
Vestas Wind Systems A/S		6,051	182,564
			399,551
Finland	6.8%
Fortum OYJ		9,274	237,161
Nokia OYJ		28,219	226,373
Nordea Bank Abp		10,274	176,910
Stora Enso OYJ - REG		16,470	193,406
			833,850
France	6.8%
Arkema S.A.		2,191	150,429
BNP Paribas S.A.		2,653	252,735
SCOR S.E.		7,074	252,827
Thales S.A.		580	170,082
			826,073
Germany	6.6%
Aumovio S.E.(a)		4,407	172,583
Continental A.G.		2,123	148,201
Deutsche Post A.G.		2,443	128,763
Fraport A.G. Frankfurt Airport Services Worldwide(a)		1,943	169,266
Infineon Technologies A.G.		4,227	191,763
			810,576
Hong Kong	1.9%
AIA Group Ltd.		20,809	231,216
Indonesia	1.5%
Bank Mandiri Persero Tbk PT		659,897	185,235
Italy	7.3%
Azimut Holding S.p.A.		5,567	211,529
Enel S.p.A.		16,808	183,759
Saipem S.p.A.		47,248	216,176
Snam S.p.A.		36,266	274,731
			886,195
Japan	13.9%
Komatsu Ltd.		4,015	159,880
See Notes to Financial Statements.
29

BARROW HANLEY FUNDS
BARROW HANLEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
MINEBEA MITSUMI, Inc.		11,044	$183,387
MISUMI Group, Inc.		15,189	260,366
Murata Manufacturing Co. Ltd.		8,861	198,816
Nabtesco Corp.		8,120	203,899
Olympus Corp.		16,394	156,191
Omron Corp.		8,877	255,383
TOTO Ltd.		8,425	278,542
			1,696,464
Jersey	1.7%
Amcor PLC		5,216	207,336
Mexico	1.9%
Grupo Financiero Banorte S.A.B. de C.V., Series O		21,439	237,775
Netherlands	5.9%
ABN AMRO Bank N.V. - C.V.A.		5,571	176,605
Akzo Nobel N.V.		3,486	200,394
CNH Industrial N.V.		14,681	161,491
Signify N.V.(b)		8,793	187,284
			725,774
Norway	5.5%
Aker BP ASA		7,875	291,130
Equinor ASA		8,989	382,971
			674,101
South Korea	1.6%
SK hynix, Inc.		353	200,280
Spain	1.7%
Enagas S.A.		10,749	212,376
Sweden	3.8%
Boliden AB(a)		3,398	178,129
Elekta AB - Class B		23,491	138,947
Getinge AB - Class B		7,013	141,570
			458,646
Switzerland	2.4%
Julius Baer Group Ltd.		3,929	288,994
United Kingdom	15.4%
Barclays PLC		26,443	138,389
Centrica PLC		83,409	236,167
Chemring Group PLC		14,334	97,731
CK Hutchison Holdings Ltd.		23,006	176,595
Legal & General Group PLC		49,622	163,074
LondonMetric Property PLC		66,968	161,768
M&G PLC		49,990	181,585
QinetiQ Group PLC		16,347	99,018
Sensata Technologies Holding PLC		7,393	260,382
See Notes to Financial Statements.
30

BARROW HANLEY FUNDS
BARROW HANLEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
St. James's Place PLC		11,435	$180,429
Standard Chartered PLC		9,182	191,351
			1,886,489
TOTAL COMMON STOCKS (Cost $8,895,177)			11,680,730
PREFERRED STOCKS	1.2%
Germany	1.2%
Dr Ing hc F Porsche A.G., 2.59%(c)		3,288	149,783
TOTAL PREFERRED STOCKS (Cost $226,379)			149,783
SHORT-TERM INVESTMENTS	0.5%
Northern Institutional Treasury Portfolio (Premier Class), 3.53%(d)		60,684	60,684
TOTAL SHORT-TERM INVESTMENTS (Cost $60,684)			60,684
TOTAL INVESTMENTS (Cost $9,182,240)	97.2%		11,891,197
NET OTHER ASSETS (LIABILITIES)	2.8%		341,909
NET ASSETS	100.0%		$12,233,106

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, these securities had a total value of $187,284 or 2% of net assets.

(c)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)7-day current yield as of March 31, 2026 is disclosed.

Abbreviations:
REG – Registered
At March 31, 2026 the industry sectors (excluding short-term investments) for the Barrow Hanley International Value Fund were:
Sector Allocation	% of Net Assets
Financials	27.1%
Industrials	22.2
Materials	9.5
Utilities	9.3
Energy	9.3
Information Technology	8.8
Consumer Discretionary	3.8
Health Care	3.6
Consumer Staples	1.8
Real Estate	1.3
Total	96.7%
See Notes to Financial Statements.
31

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	5.7%
Automotive	5.2%
AmeriCredit Automobile Receivables Trust, Series 2025-1 - Class A3 4.12%, 05/20/30(a)		$630,000	$628,444
Ford Credit Auto Lease Trust, Series 2025-B - Class A3 4.23%, 12/15/28		1,025,000	1,027,299
Ford Credit Auto Owner Trust, Series 2021-2 - Class A 1.53%, 05/15/34(a)		205,000	201,798
Ford Credit Auto Owner Trust, Series 2023-A - Class A3 4.65%, 02/15/28		67,635	67,746
GM Financial Automobile Leasing Trust, Series 2025-1 - Class A3 4.66%, 02/21/28		865,000	868,582
GM Financial Consumer Automobile Receivables Trust, Series 2025-1 - Class A3 4.62%, 12/17/29		710,000	713,926
GM Financial Revolving Receivables Trust, Series 2021-1 - Class A 1.17%, 06/12/34(a)		155,000	152,914
Honda Auto Receivables Owner Trust, Series 2025-1 - Class A3 4.57%, 09/21/29		705,000	709,661
Mercedes-Benz Auto Lease Trust, Series 2024-B - Class A3 4.23%, 02/15/28		452,749	452,921
Porsche Financial Auto Securitization Trust, Series 2024-1 - Class A3 4.44%, 01/22/30(a)		1,144,429	1,146,546
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA - Class A2 4.63%, 07/20/27(a)		327,353	327,883
Toyota Auto Loan Extended Note Trust, Series 2023-1A - Class A 4.93%, 06/25/36(a)		100,000	101,511
Volkswagen Auto Lease Trust, Series 2025-B - Class A3 4.01%, 01/22/29		910,000	908,716
Volkswagen Auto Lease Trust, Series 2026-A - Class A3 4.17%, 03/20/29		1,250,000	1,247,507
World Omni Automobile Lease Securitization Trust, Series 2025-A - Class A3 4.42%, 04/17/28		495,000	496,481
			9,051,935
Other Asset-Backed Securities	0.5%
CNH Equipment Trust, Series 2023-A - Class A3 4.81%, 08/15/28		102,909	103,288
Compass Datacenters Issuer III LLC, Series 2025-1A - Class A2 5.66%, 02/25/50(a)		590,000	592,907
John Deere Owner Trust, Series 2022-B - Class A3 3.74%, 02/16/27		128	128
Taco Bell Funding LLC, Series 2021-1A - Class A2II 2.29%, 08/25/51(a)		176,850	163,607
			859,930
TOTAL ASSET-BACKED SECURITIES (Cost $9,890,417)			9,911,865
See Notes to Financial Statements.
32

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	25.3%
Biotechnology & Pharmaceuticals	1.7%
Bayer U.S. Finance II LLC,
3.95%, 04/15/45(a)		$1,610,000	$1,173,431
4.70%, 07/15/64(a)		360,000	270,840
Bayer U.S. Finance LLC,
6.13%, 11/21/26(a)		585,000	590,321
6.88%, 11/21/53(a)		930,000	979,748
			3,014,340
Cable & Satellite	2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.48%, 10/23/45		390,000	359,566
5.75%, 04/01/48		595,000	496,230
3.85%, 04/01/61		615,000	359,167
3.95%, 06/30/62		715,000	420,105
Cox Communications, Inc.,
5.80%, 12/15/53(a)		930,000	786,834
5.95%, 09/01/54(a)		1,785,000	1,557,292
			3,979,194
Electric Utilities	9.1%
Appalachian Power Co. 4.50%, 03/01/49		1,550,000	1,256,393
Arizona Public Service Co. 2.65%, 09/15/50		90,000	53,089
Dominion Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%) 6.88%, 02/01/55(b)		820,000	843,920
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.21%) 6.63%, 05/15/55(b)		1,200,000	1,218,370
Duke Energy Carolinas LLC,
5.25%, 03/15/35		445,000	451,976
6.00%, 01/15/38		125,000	132,058
6.05%, 04/15/38		355,000	377,574
3.20%, 08/15/49		305,000	204,114
Duke Energy Progress LLC,
4.15%, 12/01/44		465,000	378,337
4.20%, 08/15/45		225,000	183,441
Duke Energy Progress NC Storm Funding LLC 2.39%, 07/01/37		1,135,000	966,288
Entergy Arkansas LLC,
3.35%, 06/15/52		145,000	96,158
5.75%, 01/15/56		1,025,000	1,002,895
Entergy Corp.,
2.80%, 06/15/30		295,000	274,296
See Notes to Financial Statements.
33

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.67%) 7.13%, 12/01/54(b)		$270,000	$276,663
Entergy Louisiana LLC,
4.00%, 03/15/33		250,000	237,345
5.35%, 03/15/34		690,000	709,336
5.80%, 03/15/55		280,000	274,577
Entergy Mississippi LLC 5.80%, 04/15/55		380,000	374,531
Florida Power & Light Co. 3.95%, 03/01/48		125,000	97,289
Kentucky Utilities Co. 3.30%, 06/01/50		160,000	107,439
Pinnacle West Capital Corp.,
4.90%, 05/15/28		695,000	700,226
5.15%, 05/15/30		1,100,000	1,116,175
Public Service Enterprise Group, Inc.,
5.45%, 04/01/34		620,000	629,357
5.40%, 03/15/35		315,000	318,205
Sempra,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.63%) 6.40%, 10/01/54(b)		915,000	912,140
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.79%) 6.88%, 10/01/54(b)		670,000	677,214
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.14%) 6.55%, 04/01/55(b)		360,000	358,392
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%) 6.63%, 04/01/55(b)		535,000	534,983
System Energy Resources, Inc. 5.30%, 12/15/34		1,015,000	1,012,339
			15,775,120
Gas & Water Utilities	0.7%
NiSource, Inc. 5.25%, 03/30/28		825,000	838,006
Sempra Infrastructure Partners L.P. 3.25%, 01/15/32(a)		420,000	371,132
			1,209,138
Institutional Financial Services	2.2%
Goldman Sachs Group (The), Inc. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.18%) 5.39%, 02/02/41(b)		1,660,000	1,603,810
Morgan Stanley,
(Variable, U.S. SOFR + 1.36%) 2.48%, 09/16/36(b)		825,000	709,820
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.17%) 5.31%, 01/18/41(b)		1,660,000	1,602,436
			3,916,066
See Notes to Financial Statements.
34

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Insurance	0.2%
Markel Group, Inc. 5.00%, 05/20/49		$505,000	$431,365
Oil & Gas Supply Chain	1.4%
Energy Transfer L.P.,
5.35%, 01/15/36		740,000	734,861
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%) 8.00%, 05/15/54(b)		500,000	523,697
6.30%, 01/15/56		370,000	364,334
Kinder Morgan Energy Partners L.P. 5.40%, 09/01/44		75,000	69,687
ONEOK Partners L.P. 6.85%, 10/15/37		110,000	119,816
ONEOK, Inc. 5.70%, 11/01/54		680,000	620,382
			2,432,777
Real Estate Investment Trusts	1.5%
GLP Capital L.P./GLP Financing II, Inc.,
5.63%, 03/01/36		1,555,000	1,512,390
5.75%, 11/01/37		755,000	730,741
Public Storage Operating Co. 2.25%, 11/09/31		365,000	323,804
			2,566,935
Semiconductors	1.1%
Foundry JV Holdco LLC 6.30%, 01/25/39(a)		1,840,000	1,916,547
Specialty Finance	0.3%
Fidelity National Financial, Inc. 3.20%, 09/17/51		155,000	94,020
Moody's Corp. 2.55%, 08/18/60		75,000	37,450
Western Union (The) Co. 4.75%, 06/15/29		460,000	455,903
			587,373
Technology Hardware	0.6%
Dell International LLC/EMC Corp. 3.38%, 12/15/41		1,380,000	1,028,877
Telecommunications	2.7%
AT&T, Inc.,
5.70%, 11/01/54		680,000	636,704
6.00%, 04/30/56		1,675,000	1,638,835
3.65%, 09/15/59		680,000	440,626
Sprint Capital Corp. 8.75%, 03/15/32		400,000	475,628
T-Mobile U.S.A., Inc. 5.85%, 02/15/56		1,555,000	1,509,101
			4,700,894
See Notes to Financial Statements.
35

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Tobacco & Cannabis	1.5%
BAT Capital Corp. 4.54%, 08/15/47		$1,395,000	$1,132,646
Reynolds American, Inc. 5.70%, 08/15/35		1,440,000	1,480,129
			2,612,775
TOTAL CORPORATE BONDS (Cost $44,642,166)			44,171,401
FOREIGN ISSUER BONDS	7.8%
Asset Management	0.6%
UBS Group A.G. (Variable, U.S. SOFR + 1.34%) 5.20%, 08/10/37(a)(b)		1,070,000	1,045,116
Banking	2.7%
Barclays PLC (Variable, U.S. SOFR + 1.51%) 5.21%, 02/24/37(b)		860,000	832,296
CaixaBank S.A. (Variable, U.S. SOFR + 1.79%) 5.58%, 07/03/36(a)(b)		2,730,000	2,745,532
HBOS PLC 6.00%, 11/01/33(a)		665,000	686,451
Intesa Sanpaolo S.p.A. (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.60%) 4.20%, 06/01/32(a)(b)		460,000	430,271
			4,694,550
Electric Utilities	0.9%
Electricite de France S.A. 6.00%, 04/22/64(a)		1,640,000	1,561,359
Insurance	0.9%
Fairfax Financial Holdings Ltd.,
6.35%, 03/22/54		1,215,000	1,224,270
6.10%, 03/15/55		295,000	288,338
			1,512,608
Oil & Gas Supply Chain	0.6%
BP Capital Markets PLC (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%) 6.45%, 12/01/33(b)(c)		1,080,000	1,123,021
Sovereign Government	1.1%
Mexico Government International Bond,
6.13%, 02/09/38		490,000	477,505
3.77%, 05/24/61		2,545,000	1,518,729
			1,996,234
Specialty Finance	1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.72%) 6.95%, 03/10/55(b)		1,675,000	1,714,324
TOTAL FOREIGN ISSUER BONDS (Cost $13,714,175)			13,647,212
See Notes to Financial Statements.
36

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MORTGAGE-BACKED SECURITIES	41.8%
Commercial Mortgage-Backed Security	1.3%
NRTH Commercial Mortgage Trust, Series 2025-PARK - Class A (Floating, 1M CME Term SOFR + 1.39%) 5.07%, 10/15/40(a)(b)		$2,175,000	$2,172,962
Non-Agency Mortgage-Backed Security	0.1%
Seasoned Loans Structured Transaction Trust, Series 2020-3 - Class A1C 2.00%, 11/25/30		98,881	92,046
U.S. Government Agencies	40.4%
Fannie Mae Pool #850280 5.50%, 12/01/35		4,158	4,255
Fannie Mae Pool #AB6228 3.50%, 09/01/42		76,612	72,228
Fannie Mae Pool #AD4062 5.00%, 05/01/40		4,575	4,623
Fannie Mae Pool #AL2752 5.00%, 03/01/42		47,467	47,972
Fannie Mae Pool #AS5469 4.00%, 07/01/45		126,000	121,312
Fannie Mae Pool #AS5597 3.50%, 08/01/45		56,478	53,033
Fannie Mae Pool #AS7170 3.50%, 05/01/46		66,788	62,479
Fannie Mae Pool #AS7242 3.50%, 05/01/46		58,717	54,905
Fannie Mae Pool #AS8299 3.00%, 11/01/46		219,352	199,207
Fannie Mae Pool #AS8947 3.50%, 03/01/47		121,381	113,474
Fannie Mae Pool #AS9772 3.50%, 06/01/37		68,503	65,955
Fannie Mae Pool #AS9988 4.50%, 07/01/47		29,525	29,043
Fannie Mae Pool #AU1625 3.50%, 07/01/43		74,581	70,120
Fannie Mae Pool #BC4764 3.00%, 10/01/46		74,565	67,177
Fannie Mae Pool #BC9468 3.00%, 06/01/46		150,688	136,244
Fannie Mae Pool #BH8279 3.50%, 09/01/47		94,869	88,584
Fannie Mae Pool #BM1150 3.00%, 12/01/46		85,679	77,386
Fannie Mae Pool #BN6625 3.50%, 05/01/49		601,976	564,431
Fannie Mae Pool #BO3007 3.00%, 10/01/34		23,404	22,549
Fannie Mae Pool #BU1322 2.50%, 02/01/52		2,469,580	2,120,295
See Notes to Financial Statements.
37

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae Pool #BV8017 4.50%, 08/01/52		$2,203,487	$2,136,654
Fannie Mae Pool #BV9960 4.00%, 06/01/52		814,698	775,638
Fannie Mae Pool #CA1563 4.50%, 04/01/48		22,337	21,883
Fannie Mae Pool #CA2055 4.50%, 07/01/48		62,614	61,063
Fannie Mae Pool #CA4372 4.50%, 10/01/49		31,651	30,962
Fannie Mae Pool #CA4569 4.00%, 11/01/49		153,581	146,941
Fannie Mae Pool #CA6645 3.00%, 08/01/50		151,777	134,639
Fannie Mae Pool #CA6951 2.50%, 09/01/50		167,179	142,834
Fannie Mae Pool #CB0855 3.00%, 06/01/51		82,509	73,141
Fannie Mae Pool #CB1384 2.50%, 08/01/51		1,120,458	958,606
Fannie Mae Pool #CB2857 2.50%, 02/01/52		885,121	758,779
Fannie Mae Pool #CB3486 3.50%, 05/01/52		415,357	381,860
Fannie Mae Pool #CB3878 5.00%, 06/01/52		407,946	409,012
Fannie Mae Pool #CB7980 5.50%, 02/01/54		1,376,554	1,401,450
Fannie Mae Pool #DA2948 5.50%, 10/01/53		1,256,737	1,266,596
Fannie Mae Pool #DG2249 5.00%, 03/01/56		1,775,000	1,751,263
Fannie Mae Pool #FM1306 4.50%, 07/01/48		173,433	170,853
Fannie Mae Pool #FM4053 2.50%, 08/01/50		125,589	107,631
Fannie Mae Pool #FM4638 2.50%, 10/01/50		81,993	69,664
Fannie Mae Pool #FM4720 3.00%, 10/01/50		103,386	92,385
Fannie Mae Pool #FM4828 3.00%, 11/01/50		977,228	863,860
Fannie Mae Pool #FM4901 2.00%, 11/01/35		81,271	75,093
Fannie Mae Pool #FM5204 2.00%, 12/01/35		77,039	71,073
Fannie Mae Pool #FM5537 2.00%, 01/01/36		202,799	187,085
See Notes to Financial Statements.
38

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae Pool #FM6943 2.00%, 04/01/51		$355,214	$292,544
Fannie Mae Pool #FM7377 3.00%, 05/01/51		182,975	163,769
Fannie Mae Pool #FM7708 3.50%, 06/01/51		212,285	195,898
Fannie Mae Pool #FM8787 2.50%, 10/01/51		2,711,425	2,313,124
Fannie Mae Pool #FM9765 3.00%, 11/01/51		207,339	182,584
Fannie Mae Pool #FS1564 2.00%, 04/01/51		290,895	234,667
Fannie Mae Pool #FS1704 4.00%, 05/01/52		154,185	146,932
Fannie Mae Pool #FS1807 3.50%, 07/01/51		274,399	254,118
Fannie Mae Pool #FS3071 3.00%, 07/01/52		2,369,056	2,113,335
Fannie Mae Pool #FS3159 4.50%, 10/01/52		701,245	682,547
Fannie Mae Pool #FS3533 2.00%, 01/01/52		409,896	335,293
Fannie Mae Pool #FS3744 2.00%, 07/01/51		2,659,124	2,165,138
Fannie Mae Pool #FS4075 5.00%, 04/01/53		660,536	658,325
Fannie Mae Pool #FS4621 5.00%, 06/01/53		243,112	243,238
Fannie Mae Pool #FS4624 2.50%, 11/01/51		291,839	247,075
Fannie Mae Pool #FS5044 4.50%, 06/01/53		1,666,523	1,627,847
Fannie Mae Pool #FS6141 2.00%, 01/01/52		2,244,154	1,833,701
Fannie Mae Pool #FS6787 6.00%, 01/01/54		1,339,535	1,388,815
Fannie Mae Pool #FS8138 6.50%, 06/01/54		464,749	488,556
Fannie Mae Pool #FS8291 5.50%, 07/01/53		1,929,260	1,966,684
Fannie Mae Pool #FS9085 3.00%, 12/01/51		1,026,371	905,393
Fannie Mae Pool #MA1870 4.50%, 04/01/34		42,125	42,112
Fannie Mae Pool #MA3101 4.50%, 08/01/47		66,660	65,589
Fannie Mae Pool #MA4327 3.00%, 05/01/51		151,461	134,016
See Notes to Financial Statements.
39

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae Pool #MA4475 2.50%, 11/01/41		$161,992	$145,803
Fannie Mae Pool #MA4733 4.50%, 09/01/52		1,593,891	1,545,053
Freddie Mac Gold Pool #G60990 3.00%, 04/01/47		285,016	253,293
Freddie Mac Gold Pool #G61281 3.50%, 01/01/48		84,129	78,451
Freddie Mac Gold Pool #J25557 3.50%, 09/01/28		12,185	12,081
Freddie Mac Gold Pool #J37949 3.00%, 11/01/32		46,180	44,868
Freddie Mac Gold Pool #Q55227 4.00%, 04/01/48		99,288	95,210
Freddie Mac Pool #QD1484 2.50%, 11/01/51		336,091	289,068
Freddie Mac Pool #QK1511 3.50%, 05/01/42		287,974	273,566
Freddie Mac Pool #RA2970 2.50%, 07/01/50		610,155	519,073
Freddie Mac Pool #RA4218 2.50%, 12/01/50		86,390	74,010
Freddie Mac Pool #RB5126 2.50%, 09/01/41		203,265	183,048
Freddie Mac Pool #RB5136 2.50%, 11/01/41		185,475	166,872
Freddie Mac Pool #RB5170 4.00%, 06/01/42		961,070	937,985
Freddie Mac Pool #RC1421 2.50%, 06/01/35		429,648	407,496
Freddie Mac Pool #SD1061 2.50%, 05/01/52		168,289	143,931
Freddie Mac Pool #SD1836 2.00%, 02/01/52		361,980	295,560
Freddie Mac Pool #SD3511 6.00%, 08/01/53		1,184,978	1,214,199
Freddie Mac Pool #SD3669 5.50%, 09/01/53		621,964	634,011
Freddie Mac Pool #SD3824 6.00%, 03/01/53		881,755	906,083
Freddie Mac Pool #SD4227 4.50%, 05/01/53		1,789,328	1,733,950
Freddie Mac Pool #SD4495 6.00%, 12/01/53		159,619	165,210
Freddie Mac Pool #SD4901 5.50%, 02/01/54		1,193,975	1,213,434
Freddie Mac Pool #SD5092 5.00%, 08/01/53		1,228,944	1,216,674
See Notes to Financial Statements.
40

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Freddie Mac Pool #SD6046 6.00%, 08/01/54		$1,313,303	$1,355,937
Freddie Mac Pool #SD6260 5.00%, 09/01/54		1,585,584	1,578,610
Freddie Mac Pool #SD6548 5.50%, 10/01/54		1,528,498	1,549,906
Freddie Mac Pool #SD8090 2.00%, 09/01/50		697,162	567,939
Freddie Mac Pool #SD8199 2.00%, 03/01/52		794,296	643,412
Freddie Mac Pool #SL1016 5.50%, 05/01/55		2,209,750	2,239,547
Freddie Mac Pool #SL4260 5.00%, 02/01/56		882,447	872,689
Freddie Mac Pool #SL4473 2.50%, 10/01/51		1,035,000	875,580
Ginnie Mae I Pool #723248 5.00%, 10/15/39		72,624	74,139
Ginnie Mae I Pool #783403 3.50%, 09/15/41		105,437	99,208
Ginnie Mae II Pool #CE1974 3.00%, 08/20/51		198,496	179,530
Ginnie Mae II Pool #MA4778 3.50%, 10/20/47		46,008	42,880
Ginnie Mae II Pool #MA4901 4.00%, 12/20/47		45,319	43,279
Ginnie Mae II Pool #MA4963 4.00%, 01/20/48		19,891	18,992
Ginnie Mae II Pool #MA6413 5.00%, 01/20/50		121,759	122,916
Ginnie Mae II Pool #MA6477 4.50%, 02/20/50		42,534	41,826
Ginnie Mae II Pool #MA6545 5.00%, 03/20/50		26,176	26,521
Ginnie Mae II Pool #MA6598 2.50%, 04/20/50		213,930	184,444
Ginnie Mae II Pool #MA7418 2.50%, 06/20/51		215,300	185,352
Ginnie Mae II Pool #MA7419 3.00%, 06/20/51		1,429,171	1,277,052
Ginnie Mae II Pool #MA7472 2.50%, 07/20/51		452,396	389,444
Ginnie Mae II Pool #MA7705 2.50%, 11/20/51		661,278	569,290
Ginnie Mae II Pool #MA7768 3.00%, 12/20/51		1,501,637	1,341,913
Ginnie Mae II Pool #MA7829 3.50%, 01/20/52		151,144	139,907
See Notes to Financial Statements.
41

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Ginnie Mae II Pool #MA7939 4.00%, 03/20/52		$1,350,347	$1,276,607
Ginnie Mae II Pool #MA7987 2.50%, 04/20/52		939,927	809,176
Ginnie Mae II Pool #MA8268 4.50%, 09/20/52		608,441	592,503
Ginnie Mae II Pool #MA8800 5.00%, 04/20/53		2,016,051	2,004,694
Ginnie Mae II Pool #MA8874 3.00%, 05/20/53		872,934	783,665
Ginnie Mae II Pool #MA8943 3.00%, 06/20/53		1,386,042	1,243,438
Ginnie Mae II Pool #MB0091 5.00%, 12/20/54		1,314,485	1,303,484
Ginnie Mae II Pool #MB0366 5.50%, 05/20/55		295,521	297,683
Government National Mortgage Association, Series 2023-111 - Class PH 5.00%, 05/20/53		483,159	483,081
			70,509,110
TOTAL MORTGAGE-BACKED SECURITIES (Cost $72,428,066)			72,774,118
U.S. GOVERNMENT OBLIGATIONS	18.4%
U.S. Treasury Bonds, 4.75%, 08/15/55		2,740,000	2,670,215
U.S. Treasury Notes, 4.88%, 04/30/26		21,110,000	21,128,579
U.S. Treasury Notes, 3.88%, 03/31/28		1,490,000	1,492,212
U.S. Treasury Notes, 3.50%, 02/28/31		2,285,000	2,240,728
U.S. Treasury Notes, 4.13%, 02/15/36		4,650,000	4,577,344
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $32,343,605)			32,109,078

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	0.2%
Northern Institutional Treasury Portfolio (Premier Class), 3.53%(d)		273,400	273,400
TOTAL SHORT-TERM INVESTMENTS (Cost $273,400)			273,400
TOTAL INVESTMENTS (Cost $173,291,829)	99.2%		172,887,074
NET OTHER ASSETS (LIABILITIES)	0.8%		1,469,819
NET ASSETS	100.0%		$174,356,893

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026, these securities had a total value of $19,603,446 or 11% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at March 31, 2026, and the related index and spread are shown parenthetically for each security.
(c)Perpetual bond. Maturity date represents next call date.
(d)7-day current yield as of March 31, 2026 is disclosed.

See Notes to Financial Statements.
42

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Abbreviations:
SOFR – Secured Overnight Financing Rate
 At March 31, 2026 the Barrow Hanley Total Return Bond Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
AAA	64.3%
A+	0.1
A	3.1
A-	1.5
BBB+	8.0
BBB	13.3
BBB-	6.7
BB+	0.3
Cash equivalents	0.2
N/A	1.7
Total	99.2%
See Notes to Financial Statements.
43

BARROW HANLEY FUNDS
BARROW HANLEY US VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.2%
Asset Management	1.0%
Charles Schwab (The) Corp.		9,774	$918,561
Automotive	1.5%
Aptiv PLC(a)		18,614	1,292,556
Banking	5.5%
Bank of America Corp.		38,736	1,888,380
Prosperity Bancshares Inc.		20,622	1,385,386
Wells Fargo & Co.		19,760	1,573,094
			4,846,860
Beverages	1.5%
Keurig Dr. Pepper, Inc.		49,493	1,303,151
Biotechnology & Pharmaceuticals	4.2%
Elanco Animal Health, Inc.(a)		37,329	893,283
Merck & Co., Inc.		17,506	2,105,797
Sanofi S.A. - ADR		14,938	719,713
			3,718,793
Chemicals	5.7%
Air Products and Chemicals, Inc.		4,107	1,193,042
Axalta Coating Systems Ltd.(a)		46,031	1,275,059
DuPont de Nemours, Inc.		21,131	967,800
Qnity Electronics, Inc.		14,036	1,619,474
			5,055,375
Construction Materials	2.1%
CRH PLC		8,308	873,337
Knife River Corp.(a)		12,204	996,457
			1,869,794
Electric Utilities	8.5%
CenterPoint Energy, Inc.		34,683	1,496,918
Entergy Corp.		16,276	1,828,771
PG&E Corp.		82,040	1,441,443
Pinnacle West Capital Corp.		13,403	1,350,352
Xcel Energy, Inc.		18,063	1,434,925
			7,552,409
Electrical Equipment	6.5%
BWX Technologies, Inc.		4,228	864,584
Fortive Corp.		12,458	688,678
Johnson Controls International PLC		15,325	2,006,809
Littelfuse, Inc.		4,013	1,361,811
Vertiv Holdings Co. - Class A		3,281	822,153
			5,744,035
Engineering & Construction	2.0%
AECOM		11,159	946,506
TopBuild Corp.(a)		2,460	864,198
			1,810,704
Entertainment Content	1.3%
Warner Music Group Corp. - Class A		46,507	1,187,789
Gas & Water Utilities	1.6%
MDU Resources Group, Inc.		69,643	1,443,003
See Notes to Financial Statements.
44

BARROW HANLEY FUNDS
BARROW HANLEY US VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Health Care Facilities & Services	1.5%
Elevance Health, Inc.		979	$286,602
UnitedHealth Group, Inc.		3,811	1,031,219
			1,317,821
Household Products	0.6%
Unilever PLC - ADR		8,964	510,679
Industrial Support Services	1.6%
WESCO International, Inc.		5,283	1,445,534
Institutional Financial Services	0.8%
Jefferies Financial Group, Inc.		16,256	670,885
Insurance	5.5%
Berkshire Hathaway, Inc. - Class B(a)		4,240	2,031,808
Chubb Ltd.		3,335	1,086,977
Progressive (The) Corp.		5,606	1,111,333
Willis Towers Watson PLC		2,100	610,470
			4,840,588
Internet Media & Services	4.3%
Alphabet, Inc. - Class C		10,121	2,903,310
Uber Technologies, Inc.(a)		12,868	925,595
			3,828,905
IT Services	1.5%
CACI International, Inc. - Class A(a)		2,496	1,357,499
Leisure Facilities & Services	3.1%
Carnival Corp.		58,833	1,522,598
Wynn Resorts Ltd.		12,553	1,274,757
			2,797,355
Machinery	1.7%
Entegris, Inc.		13,248	1,553,195
Medical Equipment & Devices	3.9%
Avantor, Inc.(a)		102,876	806,548
GE HealthCare Technologies, Inc.		15,688	1,116,672
Medtronic PLC		17,513	1,517,501
			3,440,721
Metals & Mining	1.3%
Freeport-McMoRan, Inc.		19,707	1,158,377
Oil & Gas Supply Chain	9.6%
Chevron Corp.		10,513	2,175,140
Enbridge, Inc.		18,142	982,208
Exxon Mobil Corp.		16,734	2,839,090
Permian Resources Corp. - Class A		56,500	1,204,580
Phillips 66		7,384	1,345,217
			8,546,235
Real Estate Investment Trusts	6.2%
American Tower Corp.		4,575	789,553
Digital Realty Trust, Inc.		7,674	1,382,932
Prologis, Inc.		11,345	1,499,582
Public Storage		3,309	896,342
VICI Properties, Inc.		35,116	959,369
			5,527,778
See Notes to Financial Statements.
45

BARROW HANLEY FUNDS
BARROW HANLEY US VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Retail - Consumer Staples	1.4%
Sprouts Farmers Market, Inc.(a)		15,776	$1,216,803
Semiconductors	4.3%
Coherent Corp.(a)		7,247	1,726,308
Microchip Technology, Inc.		17,456	1,127,832
QUALCOMM, Inc.		7,537	970,615
			3,824,755
Software	1.0%
Oracle Corp.		6,296	926,205
Specialty Finance	5.8%
American Express Co.		4,158	1,257,712
Capital One Financial Corp.		6,742	1,229,943
Fidelity National Information Services, Inc.		15,459	725,182
GPGI, Inc.		54,132	925,657
SLM Corp.		49,202	1,053,415
			5,191,909
Technology Hardware	1.7%
Hewlett Packard Enterprise Co.		61,669	1,468,339
Transportation & Logistics	1.0%
JB Hunt Transport Services, Inc.		4,067	861,797
TOTAL COMMON STOCKS (Cost $67,650,698)			87,228,410
MASTER LIMITED PARTNERSHIPS	0.8%
Oil & Gas Supply Chain	0.8%
Plains GP Holdings L.P. - Class A(a)		29,270	710,676
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $421,038)			710,676
SHORT-TERM INVESTMENTS	1.0%
Northern Institutional Treasury Portfolio (Premier Class), 3.53%(b)		863,172	863,172
TOTAL SHORT-TERM INVESTMENTS (Cost $863,172)			863,172
TOTAL INVESTMENTS (Cost $68,934,908)	100.0%		88,802,258
NET OTHER ASSETS (LIABILITIES)	0.0%		30,394
NET ASSETS	100.0%		$88,832,652

(a)Non-income producing security.
(b)7-day current yield as of March 31, 2026 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
See Notes to Financial Statements.
46

BARROW HANLEY FUNDS
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2026 (Unaudited)

	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Barrow Hanley Credit Opportunities Fund	Barrow Hanley Emerging Markets Value Fund
Assets:
Investments, at cost	$5,751,275	$89,603,025	$3,450,552
Investments, at value	7,539,312	88,710,814	4,079,616
Investments in affiliates, at cost	—	24,278,128	—
Investments in affiliates, at value	—	23,335,130	—
Foreign currencies (Cost:$1,432, $0 and $(2), respectively)	1,428	—	—
Receivable for interest	—	1,488,435	—
Receivable for dividends	26,791	146,272	15,907
Reclaims receivable	22,556	—	2,668
Prepaid expenses	21,250	27,769	17,796
Total Assets	7,611,337	113,708,420	4,115,987
Liabilities:
Securities purchased payable	—	394,797	24,564
Capital shares redeemed payable	—	769	—
Distributions payable to shareholders	—	60,257	—
Investment advisory fees payable	6,136	58,174	3,059
Accounting and Administration fees payable	6,919	20,111	17,458
Compliance fees payable	118	1,736	68
Trustee fees payable	—	21	6
Foreign Tax Agent fees payable	7,073	—	6,416
Audit fees payable	10,302	10,376	9,373
Accrued expenses and other payables	1,634	6,969	2,721
Total Liabilities	32,182	553,210	63,665
Net Assets	$7,579,155	$113,155,210	$4,052,322
Net Assets:
Paid in capital	$7,516,597	$121,476,320	$3,268,729
Distributable earnings (loss)	62,558	(8,321,110)	783,593
Net Assets	$7,579,155	$113,155,210	$4,052,322
Net Assets:
Institutional Shares	$7,579,155	$113,155,210	$4,052,322
Share of Common Stock Outstanding:
Institutional Shares	637,856	11,902,231	327,553
Net Asset Value per Share:
Institutional Shares	$11.88	$9.51	$12.37
See Notes to Financial Statements.
47

BARROW HANLEY FUNDS
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2026 (Unaudited)

	Barrow Hanley Floating Rate Fund	Barrow Hanley International Value Fund	Barrow Hanley Total Return Bond Fund
Assets:
Investments, at cost	$109,306,225	$9,182,240	$173,291,829
Investments, at value	105,147,662	11,891,197	172,887,074
Receivable for interest	1,162,857	—	1,557,074
Receivable for dividends	330,848	33,117	4,257
Reclaims receivable	—	317,044	2,784
Receivable for investments sold	870,264	—	1,603,425
Prepaid expenses	21,931	22,552	37,870
Total Assets	107,533,562	12,263,910	176,092,484
Liabilities:
Cash overdraft	695,152	—	21,656
Securities purchased payable	3,875,646	—	1,603,426
Capital shares redeemed payable	9,695	—	—
Distributions payable to shareholders	79,079	—	72
Unfunded loan commitments	579,373	—	—
Investment advisory fees payable	38,845	7,057	52,322
Accounting and Administration fees payable	19,744	12,924	28,852
Compliance fees payable	1,595	203	2,719
Trustee fees payable	167	10	8
Audit fees payable	13,421	10,533	16,277
Accrued expenses and other payables	10,242	77	10,259
Total Liabilities	5,322,959	30,804	1,735,591
Net Assets	$102,210,603	$12,233,106	$174,356,893
Net Assets:
Paid in capital	$107,140,230	$9,102,052	$174,473,863
Distributable earnings (loss)	(4,929,627)	3,131,054	(116,970)
Net Assets	$102,210,603	$12,233,106	$174,356,893
Net Assets:
Institutional Shares	$102,210,603	$12,233,106	$174,356,893
Share of Common Stock Outstanding:
Institutional Shares	10,827,343	958,236	18,928,502
Net Asset Value per Share:
Institutional Shares	$9.44	$12.77	$9.21
See Notes to Financial Statements.
48

BARROW HANLEY FUNDS
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2026 (Unaudited)

Barrow Hanley US Value Opportunities Fund
Assets:
Investments, at cost	$68,934,908
Investments, at value	88,802,258
Receivable for dividends	116,116
Reclaims receivable	17,919
Prepaid expenses	18,218
Total Assets	88,954,511
Liabilities:
Securities purchased payable	44,381
Investment advisory fees payable	41,627
Accounting and Administration fees payable	15,570
Compliance fees payable	1,424
Audit fees payable	12,550
Accrued expenses and other payables	6,307
Total Liabilities	121,859
Net Assets	$88,832,652
Net Assets:
Paid in capital	$62,808,987
Distributable earnings (loss)	26,023,665
Net Assets	$88,832,652
Net Assets:
Institutional Shares	$88,832,652
Share of Common Stock Outstanding:
Institutional Shares	7,859,838
Net Asset Value per Share:
Institutional Shares	$11.30
See Notes to Financial Statements.
49

BARROW HANLEY FUNDS
STATEMENTS OF OPERATIONS
For the six months ended March 31, 2026 (Unaudited)

	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Barrow Hanley Credit Opportunities Fund
Investment Income:
Dividend income	$77,458	$38,943
Interest income	—	3,393,559
Interest income from affiliates	—	951,372
Less: Foreign Taxes Withheld	(9,925)	—
Total investment income	67,533	4,383,874
Operating expenses:
Investment Advisory Fees	34,015	334,783
Administration Fees	5,545	18,755
Trustees' Fees	429	6,642
Compliance Fees	225	3,480
Registration & Filing Fees	10,780	11,038
Custodian Fees	6,381	1,945
Audit Fees	9,887	13,591
Transfer Agent Fees	560	8,712
Legal Fees	634	9,445
Printing Fees	3,070	8,193
Tax agent fee	4,970	—
Other Expenses	2,328	8,365
Investment advisory waiver recoupments	—	5,370
Total expenses	78,824	430,319
Less:
Expenses reduced by investment advisor	(40,785)	(68,471)
Net expenses	38,039	361,848
Net investment income	29,494	4,022,026
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	535,764	(48,527)
Net realized gains from foreign currency transactions	1,136	—
Change in unrealized appreciation (depreciation) on investments	512,448	(2,098,543)
Change in unrealized appreciation (depreciation) on investments in affiliated securities	—	(612,095)
Change in unrealized appreciation (depreciation) on foreign currency	(754)	—
Net realized and unrealized gains (losses) from investment activities	1,048,594	(2,759,165)
Change in Net Assets Resulting from Operations	$1,078,088	$1,262,861
See Notes to Financial Statements.
50

BARROW HANLEY FUNDS
STATEMENTS OF OPERATIONS
For the six months ended March 31, 2026 (Unaudited)

	Barrow Hanley Emerging Markets Value Fund	Barrow Hanley Floating Rate Fund
Investment Income:
Dividend income	$48,162	$70,947
Interest income	—	4,584,749
Less: Foreign Taxes Withheld	(7,076)	—
Total investment income	41,086	4,655,696
Operating expenses:
Investment Advisory Fees	16,894	243,049
Administration Fees	5,182	18,761
Trustees' Fees	235	6,679
Compliance Fees	122	3,437
Registration & Filing Fees	11,027	11,590
Custodian Fees	7,560	2,286
Audit Fees	10,474	18,492
Transfer Agent Fees	308	8,725
Legal Fees	327	9,473
Printing Fees	2,691	7,936
Interest Expense	—	12,864
Tax agent fee	4,313	—
Other Expenses	1,817	12,168
Total expenses	60,950	355,460
Less:
Expenses reduced by investment advisor	(41,920)	(23,933)
Net expenses	19,030	331,527
Net investment income	22,056	4,324,169
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	398,595	(113,186)
Net realized gains from foreign currency transactions	1,546	—
Change in unrealized appreciation (depreciation) on investments	66,078	(2,613,110)
Change in unrealized appreciation (depreciation) on foreign currency	(389)	—
Net realized and unrealized gains (losses) from investment activities	465,830	(2,726,296)
Change in Net Assets Resulting from Operations	$487,886	$1,597,873
See Notes to Financial Statements.
51

BARROW HANLEY FUNDS
STATEMENTS OF OPERATIONS
For the six months ended March 31, 2026 (Unaudited)

	Barrow Hanley International Value Fund	Barrow Hanley Total Return Bond Fund
Investment Income:
Dividend income	$158,445	$27,515
Interest income	—	4,282,611
Less: Foreign Taxes Withheld	(19,227)	—
Total investment income	139,218	4,310,126
Operating expenses:
Investment Advisory Fees	45,513	307,543
Administration Fees	6,328	25,976
Trustees' Fees	850	10,520
Compliance Fees	442	5,495
Registration & Filing Fees	11,053	11,194
Custodian Fees	10,119	3,451
Audit Fees	10,075	14,289
Transfer Agent Fees	1,109	13,735
Legal Fees	1,376	15,018
Printing Fees	2,997	10,771
Interest Expense	2,552	—
Other Expenses	4,201	12,509
Total expenses	96,615	430,501
Less:
Expenses reduced by investment advisor	(35,448)	(122,958)
Net expenses	61,167	307,543
Net investment income	78,051	4,002,583
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	1,019,556	145,808
Net realized losses from foreign currency transactions	(6,749)	—
Change in unrealized appreciation (depreciation) on investments	237,416	(2,304,859)
Change in unrealized appreciation (depreciation) on foreign currency	(4,146)	—
Net realized and unrealized gains (losses) from investment activities	1,246,077	(2,159,051)
Change in Net Assets Resulting from Operations	$1,324,128	$1,843,532
See Notes to Financial Statements.
52

BARROW HANLEY FUNDS
STATEMENTS OF OPERATIONS
For the six months ended March 31, 2026 (Unaudited)

Barrow Hanley US Value Opportunities Fund
Investment Income:
Dividend income	$891,353
Less: Foreign Taxes Withheld	(6,824)
Total investment income	884,529
Operating expenses:
Investment Advisory Fees	267,075
Administration Fees	15,864
Trustees' Fees	5,956
Compliance Fees	3,034
Registration & Filing Fees	11,152
Custodian Fees	3,169
Audit Fees	12,416
Transfer Agent Fees	7,732
Legal Fees	8,355
Printing Fees	7,232
Interest Expense	3,487
Other Expenses	8,051
Total expenses	353,523
Less:
Expenses reduced by investment advisor	(10,122)
Net expenses	343,401
Net investment income	541,128
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	7,941,435
Change in unrealized appreciation (depreciation) on investments	(4,673,552)
Net realized and unrealized gains from investment activities	3,267,883
Change in Net Assets Resulting from Operations	$3,809,011
See Notes to Financial Statements.
53

BARROW HANLEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2026 (Unaudited) and the year ended September 30, 2025

	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund		Barrow Hanley Credit Opportunities Fund
	2026	2025	2026	2025
Increase (decrease) in net assets:
Operations:
Net investment income	$29,494	$137,046	$4,022,026	$6,870,471
Net realized gains (losses) from investments and foreign currency transactions	536,900	(1,639,378)	(48,527)	349,706
Change in unrealized appreciation (depreciation) on investments and foreign currency	511,694	561,887	(2,710,638)	469,949
Change in net assets resulting from operations	1,078,088	(940,445)	1,262,861	7,690,126
Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(343,263)	(3,709,694)	(3,980,868)	(6,724,349)
Total dividends paid to shareholders	(343,263)	(3,709,694)	(3,980,868)	(6,724,349)
Net Capital Transactions:
Institutional Shares	227,038	(22,688,685)	7,293,236	16,979,547
Change in net assets from capital transactions	227,038	(22,688,685)	7,293,236	16,979,547
Change in net assets	961,863	(27,338,824)	4,575,229	17,945,324
Net assets:
Beginning of period	6,617,292	33,956,116	108,579,981	90,634,657
End of period	$7,579,155	$6,617,292	$113,155,210	$108,579,981
See Notes to Financial Statements.
54

BARROW HANLEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2026 (Unaudited) and the year ended September 30, 2025

	Barrow Hanley Emerging Markets Value Fund		Barrow Hanley Floating Rate Fund
	2026	2025	2026	2025
Increase (decrease) in net assets:
Operations:
Net investment income	$22,056	$73,272	$4,324,169	$8,656,540
Net realized gains (losses) from investments and foreign currency transactions	400,141	(106,454)	(113,186)	574,953
Change in unrealized appreciation (depreciation) on investments and foreign currency	65,689	587,551	(2,613,110)	(1,338,048)
Change in net assets resulting from operations	487,886	554,369	1,597,873	7,893,445
Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(140,908)	(358,525)	(4,523,612)	(8,595,205)
Total dividends paid to shareholders	(140,908)	(358,525)	(4,523,612)	(8,595,205)
Net Capital Transactions:
Institutional Shares	219,611	(37,587)	(13,225,638)	16,908,066
Change in net assets from capital transactions	219,611	(37,587)	(13,225,638)	16,908,066
Change in net assets	566,589	158,257	(16,151,377)	16,206,306
Net assets:
Beginning of period	3,485,733	3,327,476	118,361,980	102,155,674
End of period	$4,052,322	$3,485,733	$102,210,603	$118,361,980
See Notes to Financial Statements.
55

BARROW HANLEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2026 (Unaudited) and the year ended September 30, 2025

	Barrow Hanley International Value Fund		Barrow Hanley Total Return Bond Fund
	2026	2025	2026	2025
Increase (decrease) in net assets:
Operations:
Net investment income	$78,051	$478,977	$4,002,583	$8,664,228
Net realized gains (losses) from investments and foreign currency transactions	1,012,807	934,829	145,808	181,604
Change in unrealized appreciation (depreciation) on investments and foreign currency	233,270	(1,968,394)	(2,304,859)	(2,648,568)
Change in net assets resulting from operations	1,324,128	(554,588)	1,843,532	6,197,264
Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(714,845)	(3,538,240)	(4,449,692)	(10,811,405)
Total dividends paid to shareholders	(714,845)	(3,538,240)	(4,449,692)	(10,811,405)
Net Capital Transactions:
Institutional Shares	(3,166,231)	(44,556,060)	16,797,946	(11,976,499)
Change in net assets from capital transactions	(3,166,231)	(44,556,060)	16,797,946	(11,976,499)
Change in net assets	(2,556,948)	(48,648,888)	14,191,786	(16,590,640)
Net assets:
Beginning of period	14,790,054	63,438,942	160,165,107	176,755,747
End of period	$12,233,106	$14,790,054	$174,356,893	$160,165,107
See Notes to Financial Statements.
56

BARROW HANLEY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2026 (Unaudited) and the year ended September 30, 2025

	Barrow Hanley US Value Opportunities Fund
	2026	2025
Increase (decrease) in net assets:
Operations:
Net investment income	$541,128	$1,220,960
Net realized gains (losses) from investments and foreign currency transactions	7,941,435	13,605,350
Change in unrealized appreciation (depreciation) on investments and foreign currency	(4,673,552)	(4,950,720)
Change in net assets resulting from operations	3,809,011	9,875,590
Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(12,956,320)	(11,789,735)
Total dividends paid to shareholders	(12,956,320)	(11,789,735)
Net Capital Transactions:
Institutional Shares	(9,445,426)	1,296,241
Change in net assets from capital transactions	(9,445,426)	1,296,241
Change in net assets	(18,592,735)	(617,904)
Net assets:
Beginning of period	107,425,387	108,043,291
End of period	$88,832,652	$107,425,387
See Notes to Financial Statements.
57

BARROW HANLEY FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Shares
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of year/period	$10.72	$10.25	$8.83	$7.97	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.05	0.09	0.23	0.25	0.19
Net realized and unrealized gains (losses) from investments and foreign currency	1.67	1.51	1.61	0.68	(2.22)
Total from investment operations	1.72	1.60	1.84	0.93	(2.03)
Less distributions paid:
From net investment income	(0.56)	(0.23)	(0.22)	(0.07)	—
From net realized gains	—	(0.90)	(0.20)	—	—
Total distributions paid	(0.56)	(1.13)	(0.42)	(0.07)	—
Change in net asset value	1.16	0.47	1.42	0.86	(2.03)
Net asset value, end of year/period	$11.88	$10.72	$10.25	$8.83	$7.97
Total return	16.45%(d)	18.49%	21.32%(d)	11.58%	(20.30%)(d)
Ratios/Supplemental data:
Net assets, end of year/period (000's)	$7,579	$6,617	$33,956	$28,110	$5,163
Ratio of net expenses to average net assets	1.04%(e)	1.11%(f)	1.07%(e)	1.05%	1.05%(e)
Ratio of net investment income to average net assets	0.81%(e)	1.00%(f)	2.73%(e)	2.68%	3.76%(e)
Ratio of gross expenses to average net assets	2.16%(e)	1.96%(f)	1.50%(e)	1.73%	4.62%(e)
Portfolio turnover rate	16.27%(d)	54.05%	76.11%(d)	63.00%	59.00%(d)

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from April 12, 2022 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Ratios include Interest Expense of $10,090 for the year ended September 30, 2025. Expense ratios would have been lower by 0.07% and Net investment income ratio would have been higher by 0.07% excluding this expense.

See Notes to Financial Statements.
58

BARROW HANLEY FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Shares
Barrow Hanley Credit Opportunities Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of year/period	$9.74	$9.66	$8.99	$9.04	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.35	0.69	0.75	0.63	0.33
Net realized and unrealized gains (losses) from investments and foreign currency	(0.24)	0.08	0.73	0.04	(1.00)
Total from investment operations	0.11	0.77	1.48	0.67	(0.67)
Less distributions paid:
From net investment income	(0.34)	(0.69)	(0.81)	(0.72)	(0.29)
Total distributions paid	(0.34)	(0.69)	(0.81)	(0.72)	(0.29)
Change in net asset value	(0.23)	0.08	0.67	(0.05)	(0.96)
Net asset value, end of year/period	$9.51	$9.74	$9.66	$8.99	$9.04
Total return	1.17%(d)	8.23%	16.94%(d), (e)	7.49%	(6.63%)(d)
Ratios/Supplemental data:
Net assets, end of year/period (000's)	$113,155	$108,580	$90,635	$94,778	$97,302
Ratio of net expenses to average net assets	0.65%(f)	0.64%	0.33%(f), (g)	0.78%	0.78%(f)
Ratio of net investment income to average net assets	7.22%(f)	7.19%	8.18%(f)	6.82%	6.19%(f)
Ratio of gross expenses to average net assets	0.77%(f)	0.80%	0.95%(f)	1.08%	1.11%(f)
Portfolio turnover rate	13.61%(d)	34.25%	33.39%(d)	24.00%	29.00%(d)

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from April 12, 2022 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	The prior Adviser reimbursed the Fund $249,281 during the period in connection with a prior year expense overpayment. Without the reimbursement, the total return would have been 16.58%.
(f)	Annualized for periods less than one year.
(g)	The prior Adviser reimbursed the Fund $249,281 during the period in connection with a prior year expense overpayment. Without the reimbursement, the net expense ratio would have been 0.64%.
See Notes to Financial Statements.
59

BARROW HANLEY FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Shares
Barrow Hanley Emerging Markets Value Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of year/period	$11.26	$10.54	$9.15	$8.47	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.07	0.23	0.25	0.27	0.29
Net realized and unrealized gains (losses) from investments and foreign currency	1.49	1.62	1.35	0.68	(1.82)
Total from investment operations	1.56	1.85	1.60	0.95	(1.53)
Less distributions paid:
From net investment income	(0.45)	(0.25)	(0.21)	(0.27)	—
From net realized gains	—	(0.88)	—	—	—
Total distributions paid	(0.45)	(1.13)	(0.21)	(0.27)	—
Change in net asset value	1.11	0.72	1.39	0.68	(1.53)
Net asset value, end of year/period	$12.37	$11.26	$10.54	$9.15	$8.47
Total return	14.12%(d)	20.55%	17.63%(d)	11.10%	(15.30%)(d)
Ratios/Supplemental data:
Net assets, end of year/period (000's)	$4,052	$3,486	$3,327	$2,550	$2,056
Ratio of net expenses to average net assets	0.98%(e)	0.98%	1.01%(e)	0.99%	0.99%(e)
Ratio of net investment income to average net assets	1.14%(e)	2.40%	2.88%(e)	2.83%	3.55%(e)
Ratio of gross expenses to average net assets	3.14%(e)	4.11%	5.90%(e)	6.64%	14.67%(e)
Portfolio turnover rate	21.49%(d)	42.77%	85.34%(d)	50.00%	40.00%(d)

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from December 29, 2021 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
See Notes to Financial Statements.
60

BARROW HANLEY FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Shares
Barrow Hanley Floating Rate Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of year/period	$9.70	$9.78	$9.68	$9.45	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.38	0.79	0.88	0.89	0.33
Net realized and unrealized gains (losses) from investments and foreign currency	(0.24)	(0.08)	0.17	0.23	(0.61)
Total from investment operations	0.14	0.71	1.05	1.12	(0.28)
Less distributions paid:
From net investment income	(0.40)	(0.79)	(0.95)	(0.89)	(0.27)
Total distributions paid	(0.40)	(0.79)	(0.95)	(0.89)	(0.27)
Change in net asset value	(0.26)	(0.08)	0.10	0.23	(0.55)
Net asset value, end of year/period	$9.44	$9.70	$9.78	$9.68	$9.45
Total return	1.44%(d)	7.55%	11.17%(d)	12.32%	(2.81%)(d)
Ratios/Supplemental data:
Net assets, end of year/period (000's)	$102,211	$118,362	$102,156	$104,488	$109,156
Ratio of net expenses to average net assets	0.61%(e), (f)	0.59%	0.60%(e)	0.60%	0.60%(e)
Ratio of net investment income to average net assets	8.01%(e), (f)	8.13%	9.76%(e)	9.20%	6.10%(e)
Ratio of gross expenses to average net assets	0.66%(e), (f)	0.68%	0.79%(e)	1.01%	1.02%(e)
Portfolio turnover rate	36.39%(d)	78.17%	43.39%(d)	35.00%	9.00%(d)

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from April 12, 2022 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Ratios include Interest Expense of $12,864 for the six months ended March 31, 2026. Expense ratios would have been lower by 0.02% and Net investment income ratio would have been higher by 0.02% excluding this expense.

See Notes to Financial Statements.
61

BARROW HANLEY FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Shares
Barrow Hanley International Value Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of year/period	$12.22	$11.57	$9.93	$8.78	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.07	0.20	0.29	0.39	0.23
Net realized and unrealized gains (losses) from investments and foreign currency	1.09	1.50	1.71	0.90	(1.45)
Total from investment operations	1.16	1.70	2.00	1.29	(1.22)
Less distributions paid:
From net investment income	(0.41)	(0.48)	(0.29)	(0.14)	—
From net realized gains	(0.20)	(0.57)	(0.07)	—	—
Total distributions paid	(0.61)	(1.05)	(0.36)	(0.14)	—
Change in net asset value	0.55	0.65	1.64	1.15	(1.22)
Net asset value, end of year/period	$12.77	$12.22	$11.57	$9.93	$8.78
Total return	9.75%(d)	16.89%	20.37%(d)	14.72%	(12.20%)(d)
Ratios/Supplemental data:
Net assets, end of year/period (000's)	$12,233	$14,790	$63,439	$61,489	$5,935
Ratio of net expenses to average net assets	0.89%(e), (f)	0.92%(g)	0.86%(e)	0.86%	0.86%(e)
Ratio of net investment income to average net assets	1.13%(e), (f)	1.86%(g)	2.91%(e)	3.74%	2.89%(e)
Ratio of gross expenses to average net assets	1.40%(e), (f)	1.26%(g)	1.15%(e)	1.23%	5.16%(e)
Portfolio turnover rate	23.28%(d)	41.08%	57.63%(d)	57.00%	105.00%(d)

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from December 29, 2021 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Ratios include Interest Expense of $2,552 for the six months ended March 31, 2026. Expense ratios would have been lower by 0.04% and Net investment income ratio would have been higher by 0.04% excluding this expense.

(g)
Ratios include Interest Expense of $17,661 for the year ended September 30, 2025. Expense ratios would have been lower by 0.07% and Net investment income ratio would have been higher by 0.07% excluding this expense.

See Notes to Financial Statements.
62

BARROW HANLEY FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Shares
Barrow Hanley Total Return Bond Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of year/period	$9.35	$9.61	$8.79	$9.03	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.21	0.46	0.43	0.39	0.17
Net realized and unrealized gains (losses) from investments and foreign currency	(0.11)	(0.15)	0.81	(0.33)	(1.00)
Total from investment operations	0.10	0.31	1.24	0.06	(0.83)
Less distributions paid:
From net investment income	(0.23)	(0.45)	(0.42)	(0.30)	(0.14)
From net realized gains	(0.01)	(0.12)	—	—	—
Total distributions paid	(0.24)	(0.57)	(0.42)	(0.30)	(0.14)
Change in net asset value	(0.14)	(0.26)	0.82	(0.24)	(0.97)
Net asset value, end of year/period	$9.21	$9.35	$9.61	$8.79	$9.03
Total return	1.02%(d)	3.51%	14.25%(d)	0.49%	(8.38%)(d)
Ratios/Supplemental data:
Net assets, end of year/period (000's)	$174,357	$160,165	$176,756	$158,850	$40,986
Ratio of net expenses to average net assets	0.35%(e)	0.35%	0.35%(e)	0.35%	0.35%(e)
Ratio of net investment income to average net assets	4.56%(e)	4.98%	5.01%(e)	4.15%	3.13%(e)
Ratio of gross expenses to average net assets	0.49%(e)	0.52%	0.65%(e)	0.90%	1.16%(e)
Portfolio turnover rate	33.72%(d)	72.25%	131.01%(d)	125.00%	20.00%(d)

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from April 12, 2022 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
See Notes to Financial Statements.
63

BARROW HANLEY FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Shares
Barrow Hanley US Value Opportunities Fund	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)	Year Ended October 31, 2023	Period Ended October 31, 2022(b)
Net asset value, beginning of year/period	$12.71	$12.96	$9.59	$9.53	$10.00
Income (loss) from investment operations:
Net investment income(c)	0.07	0.14	0.15	0.13	0.07
Net realized and unrealized gains (losses) from investments and foreign currency	0.35	1.04	3.36	0.07	(0.54)
Total from investment operations	0.42	1.18	3.51	0.20	(0.47)
Less distributions paid:
From net investment income	(0.15)	(0.16)	(0.14)	(0.10)	—
From net realized gains	(1.68)	(1.27)	—	(0.04)	—
Total distributions paid	(1.83)	(1.43)	(0.14)	(0.14)	—
Change in net asset value	(1.41)	(0.25)	3.37	0.06	(0.47)
Net asset value, end of year/period	$11.30	$12.71	$12.96	$9.59	$9.53
Total return	3.30%(d)	9.73%	36.92%(d)	2.03%	(4.70%)(d)
Ratios/Supplemental data:
Net assets, end of year/period (000's)	$88,833	$107,425	$108,043	$82,833	$104,306
Ratio of net expenses to average net assets	0.71%(e), (f)	0.70%	0.71%(e)	0.71%	0.71%(e)
Ratio of net investment income to average net assets	1.11%(e), (f)	1.19%	1.46%(e)	1.31%	1.28%(e)
Ratio of gross expenses to average net assets	0.73%(e), (f)	0.77%	0.87%(e)	0.95%	0.99%(e)
Portfolio turnover rate	32.91%(d)	50.95%	31.90%(d)	30.00%	47.00%(d)

(a)	For the period from November 1, 2023 to September 30, 2024.
(b)	For the period from April 12, 2022 to October 31, 2022.
(c)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
Ratios include Interest Expense of $3,487 for the six months ended March 31, 2026. Expense ratios would have been lower by 0.01% and Net investment income ratio would have been higher by 0.01% excluding this expense.

See Notes to Financial Statements.
64

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

Perpetual Americas Funds Trust (the “Trust”) is a Massachusetts business trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”). The Trust is an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, Barrow Hanley Credit Opportunities Fund, Barrow Hanley Floating Rate Fund, Barrow Hanley Total Return Bond Fund, Barrow Hanley US Value Opportunities Fund, Barrow Hanley Emerging Markets Value Fund, and Barrow Hanley International Value Fund (each, a “Fund” and collectively, the “Funds”) are each a diversified fund, a series of the Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a management investment company. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest in separate series of the Trust. Each Fund is authorized to issue up to four classes of shares as follows: Advisor, Investor, Institutional and Class Z shares. Each class of shares is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees and/or sub-transfer agency fees incurred, as applicable. As of March 31, 2026, the following classes of shares were in operation:
Fund	Commencement Date	Investment Objective
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares: April 12, 2022	to seek long term capital appreciation and consistent income from dividends
Barrow Hanley Credit Opportunities Fund	Institutional Shares: April 12, 2022	to seek to maximize total return, consistent with preservation of capital
Barrow Hanley Emerging Markets Value Fund	Institutional Shares: December 29, 2021	to seek long term capital appreciation and consistent income from dividends
Barrow Hanley Floating Rate Fund	Institutional Shares: April 12, 2022	to seek to maximize total return, consistent with preservation of capital
Barrow Hanley International Value Fund	Institutional Shares: December 29, 2021	to seek to obtain higher returns compared to the MSCI EAFE Value Index
Barrow Hanley Total Return Bond Fund	Institutional Shares: April 12, 2022	to seek to provide maximum long-term total return
Barrow Hanley US Value Opportunites Fund	Institutional Shares: April 12, 2022	to seek to outperform the Fund's benchmark over a full market cycle, typically five to seven years
Prior to August 18, 2024, the Funds were each a series of The Advisors’ Inner Circle Fund III (“AIC”) (each a “Predecessor Fund” and collectively, the “Predecessor Funds”). On August 18, 2024, the Predecessor Funds were reorganized into the Trust as noted below, pursuant to a Plan of Reorganization approved by the AIC's Board of Trustees on May 13, 2024 and by the Predecessor Funds' shareholders at a special meeting held on August 5, 2024 (the “Reorganizations”).
The Advisors' Inner Circle Fund III	Perpetual Americas Funds Trust
Barrow Hanley Concentrated Emerging Markets ESG Opportunities	Barrow Hanley Concentrated Emerging Markets ESG Opportunities
Barrow Hanley Credit Opportunities Fund	Barrow Hanley Credit Opportunities Fund
Barrow Hanley Floating Rate Fund	Barrow Hanley Floating Rate Fund
Barrow Hanley Total Return Bond Fund	Barrow Hanley Total Return Bond Fund
Barrow Hanley US Value Opportunities Fund	Barrow Hanley US Value Opportunities Fund
Barrow Hanley Emerging Markets Value Fund	Barrow Hanley Emerging Markets Value Fund
Barrow Hanley International Value Fund	Barrow Hanley International Value Fund
65

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

A. Significant accounting policies related to investments are as follows:
INVESTMENT VALUATION
Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including adjustments made to quoted prices of a security, quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.
Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in closed-end investment companies are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades. Investments in other open-end registered investment companies, including money market funds, are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Trustees have designated JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services (the “Adviser” or “PAFS”), investment adviser to the Funds, as the Funds’ Valuation Designee with responsibility for establishing fair value, in accordance with the Trust’s valuation policy, when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service did not provide a price, a furnished price was in error, certain stale prices, or an event occurred that materially affected the furnished price). In addition, fair value pricing may be used if events materially affecting the value of non-U.S. equity securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international equity securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds generally use a systematic valuation model provided by an approved independent third party pricing service to fair value their international equity securities. International equity securities which are fair valued pursuant to this valuation model or fair valued in connection with local market holidays are deemed to be Level 2 securities.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for
66

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
The following is a summary of the valuation inputs used as of March 31, 2026 in valuing the Funds' investments based upon the three fair value levels defined above:
Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund
Common Stocks:
Brazil	$409,315	$—	$—	$409,315
China	82,292	1,504,006	—	1,586,298
Mexico	440,302	—	—	440,302
Other*	—	4,775,605	—	4,775,605
Total Common Stocks	$931,909	$6,279,611	$ —	$7,211,520
Preferred Stocks	$182,357	$—	$—	$182,357
Short-Term Investments	145,435	—	—	145,435
Total Investments	$1,259,701	$6,279,611	$ —	$7,539,312
Barrow Hanley Credit Opportunities Fund
Asset-Backed Securities*	$—	$3,201,572	$—	$3,201,572
Corporate Bonds*	—	79,406,252	—	79,406,252
Foreign Issuer Bonds*	—	4,682,479	—	4,682,479
Investment Companies	23,335,130	—	—	23,335,130
Short-Term Investments	1,420,511	—	—	1,420,511
Total Investments	$24,755,641	$87,290,303	$ —	$112,045,944
Barrow Hanley Emerging Markets Value Fund
Common Stocks:
Brazil	$229,228	$—	$—	$229,228
Canada	99,015	—	—	99,015
China	40,446	773,405	—	813,851
Mexico	187,971	—	—	187,971
Russia	—	—	— **	—
Other*	—	2,585,296	—	2,585,296
Total Common Stocks	$556,660	$3,358,701	$ —	$3,915,361
Preferred Stocks	$45,269	$—	$—	$45,269
Short-Term Investments	118,986	—	—	118,986
Total Investments	$720,915	$3,358,701	$ —	$4,079,616
Barrow Hanley Floating Rate Fund
Asset-Backed Securities	$—	$3,711,904	$—	$3,711,904
Corporate Bonds	—	7,920,749	—	7,920,749
Foreign Issuer Bonds	—	1,389,077	—	1,389,077
Warrants	—	—	—	—
Bank Loan Obligations:
Finance	—	1,613,356	84,619	1,697,975
Other*	—	85,897,991	—	85,897,991
Total Bank Loan Obligations	$ —	$87,511,347	$84,619	$87,595,966
67

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investments	$4,529,966	$—	$—	$4,529,966
Total Investments	$4,529,966	$100,533,077	$84,619	$105,147,662
Barrow Hanley International Value Fund
Common Stocks:
Canada	$564,387	$—	$—	$564,387
Jersey	207,336	—	—	207,336
Mexico	237,775	—	—	237,775
Netherlands	161,491	564,283	—	725,774
United Kingdom	260,382	1,626,107	—	1,886,489
Other*	—	8,058,969	—	8,058,969
Total Common Stocks	$1,431,371	$10,249,359	$ —	$11,680,730
Preferred Stocks	$—	$149,783	$—	$149,783
Short-Term Investments	60,684	—	—	60,684
Total Investments	$1,492,055	$10,399,142	$ —	$11,891,197
Barrow Hanley Total Return Bond Fund
Asset-Backed Securities*	$—	$9,911,865	$—	$9,911,865
Corporate Bonds*	—	44,171,401	—	44,171,401
Foreign Issuer Bonds*	—	13,647,212	—	13,647,212
Mortgage-Backed Securities*	—	72,774,118	—	72,774,118
U.S. Government Obligations	—	32,109,078	—	32,109,078
Short-Term Investments	273,400	—	—	273,400
Total Investments	$273,400	$172,613,674	$ —	$172,887,074
Barrow Hanley US Value Opportunities Fund
Common Stocks*	$87,228,410	$—	$—	$87,228,410
Master Limited Partnerships	710,676	—	—	710,676
Short-Term Investments	863,172	—	—	863,172
Total Investments	$88,802,258	$ —	$ —	$88,802,258

*	See additional categories in the Schedule of Investments.
**	Amount is $0.
As of March 31, 2026, there were Level 3 investments held in certain Funds as noted above and in the corresponding Schedules of Investments, and such securities are the same Level 3 securities as was noted as of the prior fiscal year end of September 30, 2025. Some of these investments relate to Russian securities held in certain Funds that halted trading in 2022 when United States (“U.S.”) sanctions were imposed after the Russian invasion of Ukraine. Also, there is an investment in a law firm security that leverages debts by purchasing health claim receivables and identifying those that are obligated to be reimbursed by the payor. The value of Level 3 securities compared to each Fund’s total net assets is not material and, therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.
There were no transfers to or from Level 3 during the period ended March 31, 2026.
CURRENCY TRANSACTIONS
The functional and reporting currency for the Funds is the U.S. dollar. The market values of non-U.S. securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices
68

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in Net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.
The Funds may engage in spot currency transactions for the purpose of non-U.S. security settlement and operational processes. Certain Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign exchange contracts in the Statements of Operations.
Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.
There were no forward foreign currency exchange contracts as of or for the six months ended March 31, 2026.
BANK LOAN OBLIGATIONS
A Fund may invest in fixed and floating rate loans (“Loans”). Loans may include senior floating rate loans and secured and unsecured loans, second lien or more junior loans and bridge loans or bridge facilities. Loans are typically arranged through private negotiations between borrowers in the U.S. or in foreign or emerging markets which may be corporate issuers or issuers of sovereign debt obligations (“Borrowers”) and one or more financial institutions and other lenders. Generally, a Fund invests in Loans by purchasing assignments of all or a portion of Loans or Loan participations from third parties.
A Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of Loan investors. The Agent typically administers and enforces the Loan on behalf of the other Loan investors in the syndicate. The Agent’s duties may include responsibility for the collection of principal and interest payments from the Borrower and the apportionment of these payments to the credit of all Loan investors. The Agent is also typically responsible for monitoring compliance with the covenants contained in the Loan agreement based upon reports prepared by the Borrower. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan investors. In the event of a default by the Borrower, it is possible, though unlikely, that a Fund could receive a portion of the borrower’s collateral. If a Fund receives collateral other than cash, any proceeds received from liquidation of such collateral will be available for investment as part of the Fund’s portfolio.
69

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

Unfunded loan commitments are contractual obligations pursuant to which a Fund agrees to invest in a Loan at a future date. Typically, a Fund receives a commitment fee for entering into the unfunded commitment.
WHEN-ISSUED/DELAYED DELIVERY SECURITIES
Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. When-issued securities at March 31, 2026, if any, are noted in each Fund’s Schedule of Investments and in aggregate as “Payable for when-issued securities”, in each Fund’s Statement of Assets & Liabilities.
INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from non-U.S. securities are recorded on the ex-dividend date, or as soon as the information is available, and reflect applicable foreign withholdings taxes and any related reclaim amounts. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Each Fund, as applicable, records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Non-cash dividends are recognized as investment income at the fair value of the asset received.
EXPENSE ALLOCATIONS
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one Fund are allocated among the applicable Funds in the Trust on a pro-rata basis based on relative net assets or another reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.
The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.
DIVIDENDS AND DISTRIBUTIONS
Distributions of dividends from net investment income, if any, are declared and paid as follows:
Declaration and Payment Frequency
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Annually
Barrow Hanley Credit Opportunities Fund	Daily/Monthly *
Barrow Hanley Emerging Markets Value Fund	Annually
Barrow Hanley Floating Rate Fund	Daily/Monthly *
Barrow Hanley International Value Fund	Annually
Barrow Hanley Total Return Bond Fund	Daily/Monthly *
Barrow Hanley US Value Opportunities Fund	Annually
* Each of the Barrow Hanley Credit Opportunities Fund, Barrow Hanley Total Return Bond Fund, and Barrow Hanley Floating Rate Fund declare daily and pay monthly substantially all of its net investment income to shareholders in the form of dividends.
The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains, if any, at least once a year.
70

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

Distributions from net investment income and from net realized capital gain are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
U.S. FEDERAL INCOME TAX INFORMATION
No provision is made for U.S. federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
The Funds analyzed all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions that remain subject to examination. The Funds’ U.S. federal income tax returns for the tax year from October 1, 2024 to September 30, 2025 and for the tax period ended September 30, 2024 and tax year ended October 31, 2023 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
CAPITAL GAIN TAXES
Investments in certain non-U.S. securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments.
SUMMARY OF PRINCIPAL AND NON-PRINCIPAL RISKS
This section describes the principal risks and some related risks of investing in the Funds, listed in alphabetical order, but it does not describe every possible risk of investing in a Fund. Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. The significance of any specific risk to an investment in a Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. Your investment in a Fund may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others and not all risks will be applicable to all Funds. You should read all of the risk information for your Fund presented below carefully, because any one or more of these risks may result in losses to the Fund.
Asset Allocation Risk. The risk that if a Fund’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.
China Risk. To the extent a Fund invests in securities of Chinese issuers, it may be subject to certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, more frequent trading suspensions and government interventions (including by nationalization of assets), currency exchange rate fluctuations or blockages, limits on the use of brokers and
71

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

on non-U.S. ownership, variable interest entities (“VIEs”) risks, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks. U.S. or non-U.S. government sanctions or other government’s interventions could preclude a Fund from making certain investments in China or result in a Fund selling investments in China at disadvantageous times or prices. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events.
Additionally, in China, U.S. ownership of Chinese companies in certain sectors (including by U.S. persons and entities, inclusive of U.S. mutual funds) is prohibited. In order to facilitate non-U.S. investment, many Chinese companies have created VIEs that allow non-U.S. investors, through the use of contractual arrangements, to both exert a degree of control and to obtain substantially all of the economic benefits arising from a company without formal legal ownership. In 2023, the China Securities Regulatory Commission (“CSRC”) released new rules that permit the use of VIE structures, provided they abide by Chinese laws and register with the CSRC. The rules, however, may cause Chinese companies to undergo greater scrutiny and add costs to VIE structures. However, the Chinese government has not approved VIE structures and at any time without advance notice the Chinese government or a Chinese regulator or court could determine that the contractual arrangements constituting part of the VIE structure are unenforceable or do not comply with applicable law or regulations, these laws or regulations could change or be interpreted differently in the future, and the Chinese government also may with no advance notice otherwise intervene in or exert influence over VIE structures or the related Chinese operating companies. If the Chinese companies (or their officers, directors, or Chinese equity holders) breached their contracts or if Chinese officials and/or regulators withdraw any acceptance of the VIE structure or if new laws, rules or regulations relating to VIE structures are adopted U.S. investors could suffer substantial, detrimental, and possibly permanent effects with little or no recourse available. VIE structures do not offer the same level of investor protections as direct ownership. Investors may experience significant losses if VIE structures are altered or disputes emerge over control of the VIE.
CLO Risk. Collateralized loan obligations (“CLOs”) issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche and the type of the underlying debts and loans in the tranche. Investments in subordinate tranches may carry greater risk. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. Because the underlying assets in CLOs are loans, in the event an underlying loan is subject to liquidity risks such as the risk of extended settlement, investments in the corresponding CLOs may be indirectly subject to the same risks.
Commercial Paper Risk. Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.
Convertible Securities Risk. Convertible securities subject a Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security’s investment value is greater than its conversion value, its price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Certain “triggering events” may cause a Fund to lose the principal amount invested in a contingent convertible security and coupon payments on contingent convertible securities may be discretionary and cancelled by the issuer. Due to these factors, the value of contingent convertible securities is unpredictable, and holders of contingent convertible securities may suffer a loss of capital when comparable equity holders do not.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. An actual or perceived decline in
72

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

creditworthiness of an issuer of a fixed-income security held by a Fund may result in a decrease in the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured.
The credit rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition and does not reflect an assessment of an investment’s volatility or liquidity. Securities rated in the lowest category of investment grade are considered to have speculative characteristics. If a security held by a Fund loses its rating or its rating is downgraded, a Fund may nonetheless continue to hold the security in the discretion of Barrow Hanley. In the case of asset-backed or mortgage-related securities, changes in the actual or perceived ability of the obligors on the underlying assets or mortgages to make payments of interest and/or principal may affect the values of those securities.
Currency Risk. A significant portion of a Fund’s assets may be denominated in non-U.S. currencies. There is the risk that the value of such assets and/ or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. A Fund is not required to hedge its non-U.S. currency risk, although it may do so through non-U.S. currency exchange contracts and other methods. Therefore, to the extent a Fund does not hedge its non-U.S. currency risk, or the hedges are ineffective, the value of a Fund’s assets and income could be adversely affected by currency exchange rate movements. Certain developing countries face serious exchange constraints, including the potential adoption of economic policies and/or currency exchange controls that may affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies.
Cybersecurity Risk. The computer systems, networks, and devices used by a Fund and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, and security breaches. Despite the various protections utilized by a Fund and its service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.
Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its NAV; impediments to trading; the inability of the Funds, Barrow Hanley and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information. Any problems relating to the performance and effectiveness of security procedures used by a Fund or its service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on a Fund or its investors. Furthermore, as a Fund’s assets grow, it may become a more appealing target for cybersecurity threats such as hackers and malware.
Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.
Because technology is frequently changing, new ways to carry out cyberattacks continue to develop. Therefore, there is a chance that certain risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the ability of the Funds and the Funds’ service providers to plan for, or respond to, a cyberattack. Furthermore, geopolitical tensions could increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing.
Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the
73

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request. Some Funds may also invest in certain depositary receipts without voting rights, for example, Thai non-voting depositary receipts (“NVDRs”). NVDRs are similar to other depositary receipts except that they do not allow the holder to participate in company decision making through voting. See Investment Strategies and Risks – Depositary Receipts in the Funds’ Statement of Additional Information (“SAI”) for additional information.
Emerging Markets Risk. Investing in emerging market securities magnifies the risks inherent in non-U.S. investments. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks including or arising from political or economic instability, nationalization or confiscatory taxation, capital controls, currency exchange restrictions, tariffs and other sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Geopolitical events such as nationalization or expropriation could even cause the loss of the Fund’s entire investment in one or more countries. In addition, pandemics and outbreaks of contagious diseases may exacerbate pre-existing problems in emerging market countries with less established healthcare systems. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.
Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls, impacts of bilateral trade disputes and investment restrictions that are subject to political change and balance of payments position. Issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards.
Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the United States. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the transportation and custody of such securities. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.
A sub-set of emerging markets, frontier markets, are less developed than other emerging markets and are the most speculative. They have the least number of investors and may not have a stock market on which to trade. Most frontier markets consist chiefly of stocks of financial, telecommunications, and consumer companies that count on monthly payments from customers. Investments in this sector are typically illiquid, nontransparent, and subject to very low levels of regulation and high transaction fees. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Frontier market investments may be subject to substantial political and currency risk. The risk of investing in frontier markets can be increased due to government ownership or control of parts of private sector
74

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by frontier market countries or their trading partners; and the relatively new and unsettled securities laws in many frontier market countries. These risks can result in the potential for extreme price volatility.
Equity-Linked Instruments Risk. There is a risk that, in addition to market risk and other risks of the referenced equity security, a Fund may experience a return that is different from that of the referenced equity security. Equity-linked instruments also subject a Fund to counterparty risk, including the risk that the issuing entity may not be able to honor its financial commitment, which could result in a loss of all or part of a Fund’s investment.
Equity Securities Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include both direct and indirect investments in such ownership interests, such as public and privately issued equity securities and common and preferred stocks, warrants and rights to subscribe to common stock or other equity securities, convertible securities, and derivative instruments that are expected or intended to track the price movement of equity indices. Different types of equity securities (including different types of instruments that provide direct or indirect exposure to ownership interests in issuers) provide different voting and dividend rights and priority in the event of a bankruptcy and/or insolvency of the issuer. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.
ESG Factor Risk. To the extent portfolio managers of a Fund incorporate environmental, social and/or governance considerations (“ESG factors”) into their investment process, the Fund will be subject to risks associated with the relevant ESG factors.
Environmental performance criteria rate a company’s management of its environmental challenges, including its effort to reduce or offset the impacts of its products and operations. Social criteria measure how well a company manages its impact on the communities where it operates, including its treatment of local populations, its handling of human rights issues, its record regarding labor-management relations, anti-discrimination policies and practices, employee safety and the quality and safety record of a company’s products, its marketing practices and any involvement in regulatory or anti-competitive controversies. Governance criteria address a company’s investor relations and management practices, including company sustainability reporting, board accountability and business ethics policies and practices.
In general, use of ESG factors in the securities selection process will affect a Fund’s exposure to certain issuers, industries, sectors, regions, and countries; may lead to a smaller universe of investments than other funds that do not incorporate ESG factor analysis; and may negatively impact the relative performance of the Fund over the short, medium or even long term depending on how successfully those ESG factors are incorporated and whether such investments are in or out of favor. Successful incorporation of ESG factors into a Fund’s overall investment strategy will depend on its portfolio managers’ ability to identify and analyze financially material ESG issues, and there can be no assurance that the strategy or techniques employed will be successful.
Euro- and Eurozone-Related Risk. To the extent a Fund invests in investments located in Europe, it may be subject to risks not typically associated with investments in the United States. A majority of western European countries and a number of eastern European countries are members of the European Union, an intergovernmental union aimed at developing economic and political coordination and cooperation among its member states. European countries that are members of the Economic and Monetary Union of the European Union (“EMU”) are subject to restrictions on inflation rates, interest rates, deficits, and debt levels. The EMU sets out different stages and commitments for member states to follow in an effort to achieve greater coordination of economic, fiscal, and monetary policies. As a condition to adopting the euro, EMU member states must also relinquish control of their monetary policies to the European Central Bank and become subject to certain monetary and fiscal controls imposed by the EMU. These controls remove EMU member states’ flexibility in implementing monetary policy measures to address regional economic conditions, which may impair their ability to respond to crises. A number of countries in the European Union have experienced, and may continue to experience, severe economic and financial
75

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

difficulties. Additional European Union member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of a Fund’s investments in euro-denominated securities and derivatives contracts, as well as securities of issuers located in the European Union or with significant exposure to European Union issuers or countries, to the extent a Fund invests in such securities.
In 2020, the UK left the EU (commonly known as “Brexit”). The full extent of the political, economic and legal consequences of Brexit are not yet fully known, and the long-term impact of Brexit on the UK, the EU and the broader global economy may be significant. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of Brexit, the UK and European economies and the broader economy could be significantly impacted, potentially resulting in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits may cause additional market disruption globally and introduce new legal and regulatory uncertainties.
Fixed Income Risk. Some Funds may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of a Fund’s investments decreases. Fixed income securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.
Floating Rate Securities Risk. A Fund may invest in obligations with interest rates that are reset periodically. Although floating rate securities are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain floating rate instruments have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”). If the reference rate is below the floor, there will be a lag between a rise in the reference rate and a rise in the interest rate payable by the obligation, and the Fund may not benefit from increasing interest rates for a significant amount of time. Floating rate securities are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows. Issuers of floating rate securities may include, but are not limited to, financial companies, merchandising entities, bank holding companies, and other entities. In addition to the risks associated with the floating nature of interest payments, investors remain exposed to other underlying risks associated with the issuer of the floating rate security, such as credit risk.
Focused Investment Risk. Focusing investments in a particular market, sector or value chain (which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain.
Geographic Focus Risk. From time to time a Fund’s investment may be focused in a particular geographic region. The value of the investments of a Fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the Fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting such location are therefore likely to cause the value of a Fund’s shares to decrease, perhaps significantly.
High Yield (“Junk Bond”) Investments Risk. Some Funds may invest in high yield securities, also known as “junk bonds,” which have a higher risk of issuer default or may be in default. The securities are not investment grade and are generally considered speculative because they present a greater risk of loss than higher quality debt securities. In particular, lower-rated high yield securities (CCC or below) are subject to a greater degree of credit risk than higher-rated high yield bonds. These lower-rated or defaulted debt securities may fluctuate more in price, and are less liquid than higher-rated securities because issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of high yield bond holders, leaving few or no assets available to repay high yield bond holders. A characteristic of the high yield bond is the issuance of securities under Rule 144A, many with registration rights. Some Funds may invest in high yield securities issued under Rule 144A, with or without registration rights.
76

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

Inflation Protected Securities Risk. The value of inflation protected securities, generally will fluctuate in response to changes in “real” interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation protected security generally decreases when real interest rates rise and generally increases when real interest rates fall. In addition, the principal value of an inflation protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation protected security will be adjusted downwards, and consequently, the interest payable on the security will be reduced.
Interest Rate Risk. When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. When interest rates fall, the value of fixed income securities generally increase. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by a Fund. Your investment will decline in value if the value of the Fund’s investments decreases. Recently, there have been inflationary price movements, which have caused the fixed income securities markets to experience heightened levels of interest rate volatility and liquidity risk.
Investment Company Risk. If a Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which a Fund invests in addition to the Fund’s direct fees and expenses. A Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount, and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in a Fund.
IPO Risk. A Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.
Key Person Risk. Key person risk is the risk that results when a Fund’s investment program is highly dependent on the investment skill and dedication of a small number of “key” persons at Barrow Hanley, which can result in decreased investment results if these “key” persons become unable to apply their full attention to the management of a Fund’s investments for health or other reasons.
Large Transactions Risk. A Fund may experience adverse effects when large shareholders, or a number of shareholders collectively purchase or redeem large amounts of shares of the Fund (“large shareholder transactions”). Such larger than normal redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large shareholder transactions may also result in taxable income and/or gains for the Fund, which may increase taxable distributions to shareholders, and may also increase transaction costs. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged investment plans. To the extent that such transactions result in short-term capital gains, such gains when distributed by the Fund will generally be taxed at the ordinary income tax rate for individual shareholders who hold Fund shares in a taxable account. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. A number of circumstances may cause the Fund to experience large redemptions, including, but not limited to, the occurrence of significant events affecting investor demand for securities or asset classes in which the Fund invests; changes in the eligibility criteria for the Fund or share
77

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel. Although large shareholder transactions may be more frequent under certain circumstances, a Fund is generally subject to the risk that shareholders can purchase or redeem a significant percentage of Fund shares at any time.
Liquidity Risk. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Trading opportunities are also more limited for securities and other instruments that are not widely held or are traded in less developed markets. These factors may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. Illiquid investments may also be more difficult to value.
Liquidity risk may be amplified during times of financial or political stress, or, for example, in situations where foreign countries close their securities markets for extended periods of time due to scheduled holidays, such as the week-long closure of Chinese securities markets that occurs annually in October. Increased Fund redemption activity also may increase liquidity risk due to the need of the Fund to sell portfolio investments and may negatively impact Fund performance.
Loan-Related Investments Risk. In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Bank loans are generally less liquid than many other debt securities. Transactions in bank loans may settle on a delayed basis (and in certain cases may take longer than seven days to settle), such that a Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. As a result, the proceeds related to the sale of bank loans may not be available to make additional investments or to meet a Fund’s redemption obligations until a substantial period after the sale of the loans.
Management Risk. Barrow Hanley’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, data and systems imperfections, the complex nature of designing and implementing portfolio construction systems or quantitative processes, and/or the outlook on market trends and opportunities.
Management and Quantitative Screening Risk. Barrow Hanley’s use of a systematic quantitative screening process for certain Funds and judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, data and systems imperfections, the complex nature of designing and implementing portfolio construction systems or quantitative processes, and/or the outlook on market trends and opportunities. Because Barrow Hanley relies, in part, on a systematic, quantitative screening process in selecting securities for certain Funds, each such Fund is subject to the additional risk that Barrow Hanley’s judgments regarding the investment criteria underlying the screening process may prove to be incorrect.
Market Risk. The market value of a Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon political, regulatory, market, economic, and social conditions, as well as developments that impact specific economic sectors, industries, or segments of the market, including conditions that directly relate to the issuers of a Fund’s investments, such as management performance, financial condition, and demand for the issuers’ goods and services. The Funds are subject to the risk that geopolitical events will adversely affect global economies and markets. War and other military operations, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on global economies and markets. Likewise, natural and environmental disasters and epidemics or pandemics may be highly disruptive to economies and markets.
78

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage re-financings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.
Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.
Municipal Securities Risk. Municipal securities are obligations, often bonds and notes, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is typically exempt from U.S. federal income tax.
Municipal bonds are generally considered riskier investments than Treasury securities. The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering and the maturity of the obligation and the rating(s) of the issue. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). In addition, changes in U.S. federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal bonds.
Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue. Since some municipal securities may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for the Fund to sell the security at the time and the price that normally prevails in the market. Interest on municipal obligations, while generally exempt from U.S. federal income tax, may not be exempt from U.S. federal alternative minimum tax.
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. An epidemic or pandemic can result in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer
79

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

demand, which may adversely affect markets, issuers, and/or non U.S. exchange rates. The effects of any disease outbreak may be greater in countries with less developed disease prevention and control programs and may also exacerbate other pre-existing political, social, economic, market and financial risks. A pandemic and its effects can result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Any such events could have a significant adverse impact on the value of a Fund’s investments.
Non-U.S. Securities Risk. Non-U.S. securities risk is the risk associated with investments in issuers located in non-U.S. countries. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these non-U.S. markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. U.S. government tariffs, sanctions or other actions directed at a particular country could adversely impact issuers in that country.
Other risks associated with investing in non-U.S. securities include, among other things, imposition of exchange control regulation by the U.S. or non-U.S. governments, U.S. and non-U.S. withholding or other taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in non-U.S. nations. There may be less publicly available information about certain non-U.S. companies than would be the case for comparable companies in the U.S. and certain non-U.S. companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain non-U.S. countries. Investors in non-U.S. countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against non-U.S. issuers or non-U.S. persons is limited. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, increased disruption of international trade, possible government debt restructuring and related issues, all of which may cause the value of a Fund’s non-U.S. investments to decline. Nationalization, expropriation, confiscatory taxation, currency blockage, the imposition of sanctions by other countries (such as the United States), capital controls, political changes or diplomatic developments may also cause the value of a Fund’s non-U.S. investments to decline. When imposed, non-U.S. withholding or other taxes reduce a Fund’s return on non-U.S. securities. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire non-U.S. investment. These risks also apply to securities of non-U.S. issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts. In certain cases, depositary receipts may also be issued through programs in local markets, such as Thai NVDRs. See Summary of Principal and Non-Principal Risks – Depositary Receipts Risk above for additional information. To the extent a Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit/counterparty and information risks. In addition, non-U.S. securities may be subject to increased credit/counterparty risk because of the potential difficulties of requiring non-U.S. entities to honor their contractual commitments.
Participatory Notes Risk. Participatory notes are equity access products structured as debt obligations issued by banks or broker-dealers that are designed to replicate the performance of certain issuers and markets where direct investment is either impossible or difficult due to local restrictions. The performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with a Fund. Some participatory notes may be considered illiquid and, therefore, will be subject to a Fund’s percentage limitation for investments in illiquid securities. The Funds may take long or short positions in participatory notes.
Portfolio Turnover Risk. A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if Barrow Hanley determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within Barrow Hanley’s control. These transactions will increase a Fund’s “portfolio
80

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

turnover.” A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to a Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.
Preferred Stock Risk. A Fund may invest in preferred stock. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.
Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of a Fund to achieve its investment objective and could increase the operating expenses of the Fund.
REIT Risk. REITs are subject to certain other risks related to their structure and focus. REITs generally are dependent upon management skills and may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
Small-Cap and Mid-Cap Company Risk. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. These companies may experience higher growth rates and higher interest rates than larger capitalization companies. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. Small cap securities may be traded over the counter or listed on an exchange and it may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices. Smaller capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.
Stock Connect Investing Risk. Trading through Stock Connect is subject to a number of restrictions that may affect a Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to a Fund. Moreover, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, a Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when a Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect a Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.
Structured Notes Risk. Structured notes are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies that obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or may vary from the stated rate because of changes in these factors. Investment in structured notes involves certain risks, including the risk that the issuer may be unable or unwilling to satisfy its obligations to pay principal or interest, which is separate from the risk that the note’s reference instruments may move in a manner that is disadvantageous to the holder of the note.
81

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

Structured notes, which are often illiquid, are also subject to additional risk such as market risk, liquidity risk and interest rate risk. The terms of certain structured notes may provide that a decline in the reference instrument may result in the interest rate or principal amount being reduced to zero. Structured notes may be more volatile than the underlying reference instruments or traditional debt instruments. In addition, structured notes may charge fees and administrative expenses.
A credit-linked note is a type of structured note whose value is linked to an underlying reference asset. Credit-linked notes typically provide periodic payments of interest as well as payment of principal upon maturity, the value of which is tied to the underlying reference asset. Like structured notes generally, investments in credit-linked notes are subject to the risk of loss of the principal investment and/ or periodic interest payments expected to be received from an investment in a credit-linked note in the event that one or more of the underlying obligations of a note default or otherwise become non-performing. To the extent the Fund invests in a credit-linked note that represents an interest in a single issuer or limited number of issuers, a credit event with respect to that issuer or limited number of issuers presents a greater risk of loss to the Fund than if the credit-linked note represented an interest in underlying obligations of multiple issuers.
Sustainable Investing Risk. Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Although Barrow Hanley seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. Barrow Hanley’s exclusion of certain investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such investments are performing well. Because Barrow Hanley evaluates ESG metrics when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG metrics. ESG metrics may prioritize long term rather than short term returns. There is a risk that the information that Barrow Hanley uses in evaluating an issuer may be incomplete, inaccurate or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, Barrow Hanley’s assessment of whether an issuer fits within its sustainability criteria is made at the time of purchase and as a result, there is a risk that the issuers identified by Barrow Hanley will not operate as anticipated and will no longer fit within Barrow Hanley’s sustainability criteria. Further, the regulatory landscape with respect to sustainable investing in the United States is still developing and future rules and regulations may require the Fund to modify or alter its investment process with respect to sustainable investing.
U.S. Government Securities Risk. A Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.
Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Withholding Tax Reclaims Risk. A Fund may file claims to recover foreign withholding taxes on dividend and interest income (if any) received from issuers in certain countries and capital gains on the disposition of stocks or securities where such withholding tax reclaim is possible. Whether or when a Fund will receive a withholding tax refund is within the control of the tax authorities in such countries. Where a Fund expects to recover withholding taxes, the net asset value of the Fund generally includes accruals for such tax refunds. Each Fund regularly evaluates the probability of recovery. If the likelihood of recovery materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in such Fund’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Fund’s net asset value. Shareholders in a Fund at the time an accrual is written down will bear the impact of the resulting reduction in net asset value regardless of whether they were shareholders during the accrual period. Conversely, if
82

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

a Fund receives a tax refund that has not been previously accrued, shareholders in such Fund at the time of the successful recovery will benefit from the resulting increase in the Fund’s net asset value. Shareholders who sold their shares prior to such time will not benefit from such increase in the Fund’s net asset value.
SEGMENT REPORTING
The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Adviser. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment's performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund's financial statements and financial highlights.
B. Fees and Transactions with Affiliates and Other Parties
The Trust, on behalf of the Funds, has entered into an Amended and Restated Investment Advisory Agreement (the “Agreement”) with PAFS to provide investment management services to the Funds.
Total fees incurred pursuant to the Agreement are reflected as “Investment Advisory” fees on the Statements of Operations. Under the terms of the Agreement, PAFS receives an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). The Trust, on behalf of the Funds, and PAFS have entered into a Third Amended and Restated Expense Limitation Agreement whereby PAFS has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies (excluding Barrow Hanley Credit Opportunities Fund), brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).
Fund	Class	Advisory Fee	Expense Limitation
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional	0.93%	1.04%
Barrow Hanley Credit Opportunities Fund	Institutional	0.60%	0.77%
Barrow Hanley Emerging Markets Value Fund	Institutional	0.87%	0.98%
Barrow Hanley Floating Rate Fund	Institutional	0.45%	0.59%
Barrow Hanley International Value Fund	Institutional	0.66%	0.85%
Barrow Hanley Total Return Bond Fund	Institutional	0.35%	0.35%
Barrow Hanley US Value Opportunities Fund	Institutional	0.55%	0.70%
The Third Amended and Restated Expense Limitation Agreement is effective until February 1, 2027 for the Funds (excluding the Barrow Hanley Credit Opportunities Fund). A Fund-of-Funds Fee Waiver and Expense Limitation Agreement is effective until February 1, 2027 for the Barrow Hanley Credit Opportunities Fund. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recoup any of its prior waivers or reimbursements, including prior waivers or reimbursements in the Predecessor Funds that were available for recoupment by Perpetual US Services, LLC, investment adviser to the Predecessor Funds, at the time of the Reorganization, for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recoupment does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies (excluding Barrow Hanley Credit Opportunities Fund) and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.
83

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

Pursuant to the Fund-of-Funds Fee Waiver and Expense Limitation Agreement, the Adviser further has agreed contractually to waive its investment advisory fee payable by the Barrow Hanley Credit Opportunities Fund in the amount of the investment advisory fee the Adviser receives attributable to the assets of the Barrow Hanley Credit Opportunities Fund invested in the Barrow Hanley Floating Rate Fund until February 1, 2027. This Fund-of-Funds Fee Waiver and Expense Limitation Agreement may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.
For the six months ended March 31, 2026, the Funds incurred advisory fees payable to PAFS, received expense waivers/reimbursements from PAFS, and paid expense recoupments to PAFS as follows:
Fund	Advisory Fee Payable to PAFS	Expenses Reduced by PAFS	Advisory Waivers Recouped by PAFS
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$34,015	$40,785	$—
Barrow Hanley Credit Opportunities Fund	334,783	68,471	5,370
Barrow Hanley Emerging Markets Value Fund	16,894	41,920	—
Barrow Hanley Floating Rate Fund	243,049	23,933	—
Barrow Hanley International Value Fund	45,513	35,448	—
Barrow Hanley Total Return Bond Fund	307,543	122,958	—
Barrow Hanley US Value Opportunities Fund	267,075	10,122	—

The balances of recoverable expenses to PAFS by the Funds at March 31, 2026 were as follows:
For the year or period ended:	Expiring	Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Barrow Hanley Credit Opportunities Fund	Barrow Hanley Emerging Markets Value Fund	Barrow Hanley Floating Rate Fund	Barrow Hanley International Value Fund	Barrow Hanley Total Return Bond Fund	Barrow Hanley US Value Opportunities Fund
October 31, 2023	October 31, 2026	$183,228	$299,540	$150,198	$442,292	$173,297	$351,628	$219,777
September 30, 2024	September 30, 2027	117,950	143,221	131,478	170,215	166,780	454,830	138,319
September 30, 2025	September 30, 2028	115,907	183,281	95,528	93,813	88,873	297,298	76,196
March 31, 2026	September 30, 2029	40,785	68,471	41,920	23,933	35,448	122,958	10,122
Balances of Recoverable Expenses to PAFS		$457,870	$694,513	$419,124	$730,253	$464,398	$1,226,714	$444,414
Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley” or the “Sub-Adviser”) serves as a sub-adviser to the Funds. Barrow Hanley, a Delaware limited liability company, is registered as an investment adviser with the U.S. Securities and Exchange Commission and was founded in 1979. Barrow Hanley provides investment advisory services to large institutional clients, mutual funds, employee benefit plans, endowments, foundations, limited liability companies and other institutions and individuals. Barrow Hanley is an indirect subsidiary of Perpetual Limited, a public company listed on the Australian Stock Exchange.
The Sub-Adviser will be responsible for the day-to-day management of each Fund’s investment portfolio in accordance with the investment policies and guidelines of the Funds subject to the general oversight of the Adviser.
84

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

The provision of investment advisory services by the Sub-Adviser is governed by an individual investment sub-advisory agreement between the Sub-Adviser and the Adviser (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds, makes investment decisions for the Funds and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Adviser and the Board.
The Sub-Advisory Agreement will continue in effect for its initial term until the second anniversary of the date of effectiveness, and thereafter from year to year provided such continuance is specifically approved at least annually (a) by the Board or by a majority of the outstanding voting securities of the Funds (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose. Any party to the Sub-Advisory Agreement may terminate the Sub-Advisory Agreement without penalty, in each case on not less than 60 days’ written notice to the other party.
As compensation for its services, the Adviser pays to Barrow Hanley a monthly base fee for its services as indicated in the table below (the “Base Sub-Advisory Fee”). The Base Sub-Advisory Fee in effect for each Fund is below:
Fund	Base Subadvisory Fee
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	0.78%
Barrow Hanley Credit Opportunities Fund	0.45
Barrow Hanley Emerging Markets Value Fund	0.72
Barrow Hanley Floating Rate Fund	0.30
Barrow Hanley International Value Fund	0.51
Barrow Hanley Total Return Bond Fund	0.20
Barrow Hanley US Value Opportunities Fund	0.40
Perpetual Americas Funds Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC d/b/a ACA Group (“ACA Group”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust on behalf of the Funds. The Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. Under a separate Distribution Services and License Agreement, PAFS, at its own expense, pays the Distributor an annual base fee, an asset-based fee and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds. Neither the Distributor nor ACA Group is affiliated with the Trust, the Adviser or Barrow Hanley.
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian, and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expense. Total fees paid to Northern Trust for their services, which are reflected as “Administration”, “Transfer Agent”, and “Custodian” fees, respectively, on the Statements of Operations.
PAFS and the Trust have entered into an Amended and Restated Administration and Compliance Support Services Agreement (the “ACSS Agreement”) pursuant to which PAFS provides, coordinates or otherwise supports the provision of, administration and compliance services for the Trust. As full compensation for the services rendered and expenses borne by PAFS in connection with the services PAFS provides under the ACSS Agreement, the Trust, on behalf of each Fund, agrees to reimburse PAFS in such amounts as are approved by the Board from time to time. Total fees allocated to the Funds and paid to PAFS pursuant to the ACSS Agreement are reflected as “Compliance” fees in the Statements of Operations.
PAFS and the Trust have entered into an Amended and Restated Institutional Class Shareholder Services, Recordkeeping and Sub-Transfer Agency Agreement (the “Shareholder Services Agreement”). Pursuant to the Shareholder Services Agreement, the Trust, on behalf of each Fund, agrees that Institutional Shares of each Fund shall reimburse PAFS or its designee for any payments PAFS or such designee makes to third-party service providers for personal services, accounting or subaccounting, recordkeeping and/or other administrative services provided to beneficial holders of Institutional Class shares of the Funds. Payments by a Fund pursuant to the Shareholder Services Agreement shall not exceed such amounts as are approved by the Board from time to time. Total fees reimbursed to PAFS pursuant to the Shareholder Services Agreement are reflected as “Shareholder Services - Institutional Shares” fees in the Statements of Operations.
85

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

Certain officers of the Trust are affiliated with PAFS and receive no compensation directly from the Funds for serving in their respective roles. The Trust pays each trustee who is not an “interested person” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustee”) compensation for their services based on an annual retainer of $140,000, certain committee and chairperson retainers and reimbursement for certain expenses. For the six months ended March 31, 2026, the aggregate Independent Trustee compensation paid by the Trust was $377,000. The amount of total Independent Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds are reflected in “Trustee” fees on the Statements of Operations.
C. Credit Agreements
The Trust, on behalf of the Funds, has entered into a $150 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes which permits the Funds to borrow up to an aggregate amount of $150 million, $50 million of which is committed and $100 million of which is uncommitted. For all Funds, except for the Barrow Hanley Floating Rate Fund, any advance under the Credit Agreement will accrue interest at a rate per annum equivalent to the Fund’s option of the sum of the U.S. Federal Fund Target Rate plus 1.30%, the daily Simple Secured Overnight Financing Rate plus 1.30%, or the Prime Rate minus 1.50%. In the case of the Barrow Hanley Floating Rate Fund, any advance under the Credit Agreement will accrue interest at a rate per annum equivalent to the Fund’s option of the sum of the U.S. Federal Fund Target Rate plus 1.50%, the daily Simple Secured Overnight Financing Rate plus 1.50%, or the Prime Rate minus 1.30%.
During the six months ended March 31, 2026, the following Funds had borrowings with the average loan, weighted interest rate and interest expense as disclosed below:
Fund	Dollar Amount	Days Outstanding	Rate	Interest Expense
Barrow Hanley Floating Rate Fund	$5,630,938	16	5.14%	12,864
Barrow Hanley International Value Fund	739,800	25	4.97	2,552
Barrow Hanley US Value Opportunities Fund	4,141,667	6	5.05	3,487
The interest expense amounts are included in the “Interest Expense” on the Statements of Operations.
D. Investment Transactions
For the six months ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term investments and U.S. government securities) for the Funds were as follows:
Fund	Cost of Purchases	Proceeds from Sales
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$1,179,915	$1,336,238
Barrow Hanley Credit Opportunities Fund	20,991,742	14,814,027
Barrow Hanley Emerging Markets Value Fund	830,687	838,868
Barrow Hanley Floating Rate Fund	38,702,942	53,198,001
Barrow Hanley International Value Fund	3,102,126	6,883,551
Barrow Hanley Total Return Bond Fund	24,810,289	7,862,231
Barrow Hanley US Value Opportunities Fund	31,743,118	52,836,115
For the six months ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of U.S. government securities (excluding short-term investments) for the Funds were as follows:
Fund	Cost of Purchases	Proceeds from Sales
Barrow Hanley Total Return Bond Fund	$44,229,042	$50,397,120
86

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

E. U.S. Federal Income Tax
As of March 31, 2026, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for U.S. Federal income tax purposes, were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$5,931,556	$1,949,179	$(341,423)	$1,607,756
Barrow Hanley Credit Opportunities Fund	114,083,947	1,467,324	(3,505,327)	(2,038,003)
Barrow Hanley Emerging Markets Value Fund	3,520,656	852,938	(293,978)	558,960
Barrow Hanley Floating Rate Fund	109,315,018	166,106	(4,333,462)	(4,167,356)
Barrow Hanley International Value Fund	9,524,245	2,638,660	(271,708)	2,366,952
Barrow Hanley Total Return Bond Fund	173,291,640	1,595,974	(2,000,540)	(404,566)
Barrow Hanley US Value Opportunities Fund	70,375,112	21,385,530	(2,958,384)	18,427,146

87

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

The tax character of distributions paid by the Funds during tax year ended September 30, 2025, tax period from November 1, 2023 to September 30, 2024, and the tax year ended October 31, 2023 were as follows:
	Distributions From
Fund	Ordinary Income* 2025	Long-Term Capital Gains 2025	Ordinary Income* 2024	Long-Term Capital Gains 2024	Ordinary Income* 2023	Long-Term Capital Gains 2023
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$924,426	$2,785,268	$1,199,093	$148,465 **	$170,927	$—
Barrow Hanley Credit Opportunities Fund	6,652,876	—	7,420,054	—	7,734,787	—
Barrow Hanley Emerging Markets Value Fund	102,962	255,563	66,502	—	67,981	—
Barrow Hanley Floating Rate Fund	8,497,467	—	9,510,641	—	9,385,204	—
Barrow Hanley International Value Fund	1,622,018	1,916,222	1,943,876	282,131 ***	179,447	—
Barrow Hanley Total Return Bond Fund	10,764,023	47,382	7,292,884	—	2,264,393	—
Barrow Hanley US Value Opportunities Fund	1,802,361	9,987,374 ****	1,190,228	— ****	1,029,833	368,046

*	Ordinary income includes short-term capital gains, if any.
**	The amounts do not include tax equalization utilized of $119,728 in net long term capital gains in which the Fund designated as being distributed to shareholders on their redemption of shares.
***	The amounts do not include tax equalization utilized of $359,835 in net long term capital gains in which the Fund designated as being distributed to shareholders on their redemption of shares.
****
The amounts do not include tax equalization utilized of $131,503 and $870,882 in net long term capital gains for the years 2024 and 2025, respectively, in which the Fund designated as being distributed to shareholders on their redemption of shares.

As of the latest tax year ended September 30, 2025, the components of accumulated earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Distributions Payable	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	$343,262	$—	$(2,121,765)	$—	$—	$1,106,236	$(672,267)
Barrow Hanley Credit Opportunities Fund	90,245	—	(6,202,618)	(71,473)	—	580,743	(5,603,103)
Barrow Hanley Emerging Markets Value Fund	140,907	—	(190,459)	—	—	486,167	436,615
Barrow Hanley Floating Rate Fund	547,422	—	(901,554)	(97,738)	—	(1,552,018)	(2,003,888)
Barrow Hanley International Value Fund	452,866	104,579	—	—	—	1,964,326	2,521,771
Barrow Hanley Total Return Bond Fund	454,155	130,194	—	—	—	1,904,841	2,489,190
Barrow Hanley US Value Opportunities Fund	796,125	10,736,987	—	—	—	23,637,862	35,170,974

88

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

As of the tax year ended September 30, 2025, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:
Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
Barrow Hanley Credit Opportunities Fund*	$146,103	$6,056,515
Barrow Hanley Floating Rate Fund	—	901,554

*	A portion of the capital loss carryforward may be subject to limitations under Section 382 of the Internal Revenue Code.
During the tax year ended September 30, 2025, the Barrow Hanley Credit Opportunities Fund, Barrow Hanley Emerging Markets Value Fund and Barrow Hanley Floating Rate Fund utilized $102,087, $185,616 and $570,888, respectively, in capital loss carry forwards.
For the tax year ended September 30, 2025, the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund and Barrow Hanley Emerging Markets Value Fund incurred net capital losses and/or late year ordinary loss deferral in the amount of $2,121,765 and $190,459 which the Funds intend to treat as having been incurred in the following fiscal year.
Primarily as a result of differing book/tax treatment of tax equalization, the Funds made reclassifications among certain capital accounts. These reclassifications have no effect on net assets or net asset value per share. As of September 30, 2025, the following reclassifications were made to the Funds’ Statements of Assets and Liabilities:
Fund	Distributable Earnings (Loss)	Paid-in Capital
Barrow Hanley US Value Opportunities Fund	$(869,850)	$869,850
F. Capital Share Transactions
Transactions in dollars for the six months ended March 31, 2026, were as follows:
Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares	$70,846	$236,834	$(80,642)	$227,038
Barrow Hanley Credit Opportunities Fund	Institutional Shares	9,048,484	3,589,263	(5,344,511)	7,293,236
Barrow Hanley Emerging Markets Value Fund	Institutional Shares	169,018	50,721	(128)	219,611
Barrow Hanley Floating Rate Fund	Institutional Shares	5,871,278	3,960,980	(23,057,896)	(13,225,638)
Barrow Hanley International Value Fund	Institutional Shares	127,685	708,730	(4,002,646)	(3,166,231)
Barrow Hanley Total Return Bond Fund	Institutional Shares	18,648,682	4,449,935	(6,300,671)	16,797,946
Barrow Hanley US Value Opportunities Fund	Institutional Shares	11,463,217	9,977,240	(30,885,883)	(9,445,426)

89

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

Transactions in shares for the six months ended March 31, 2026, were as follows:
Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares	6,317	21,649	(7,255)	20,711
Barrow Hanley Credit Opportunities Fund	Institutional Shares	936,427	371,760	(551,930)	756,257
Barrow Hanley Emerging Markets Value Fund	Institutional Shares	13,628	4,365	(10)	17,983
Barrow Hanley Floating Rate Fund	Institutional Shares	611,565	413,892	(2,398,954)	(1,373,497)
Barrow Hanley International Value Fund	Institutional Shares	10,208	58,140	(320,446)	(252,098)
Barrow Hanley Total Return Bond Fund	Institutional Shares	1,992,108	477,200	(675,762)	1,793,546
Barrow Hanley US Value Opportunities Fund	Institutional Shares	1,005,294	882,942	(2,478,594)	(590,358)

Transactions in dollars for the year ended September 30, 2025, were as follows:
Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares	$919,549	$3,314,940	$(26,923,174)	$(22,688,685)
Barrow Hanley Credit Opportunities Fund	Institutional Shares	26,482,170	6,226,884	(15,729,507)	16,979,547
Barrow Hanley Emerging Markets Value Fund	Institutional Shares	75,348	132,525	(245,460)	(37,587)
Barrow Hanley Floating Rate Fund	Institutional Shares	21,093,293	7,133,566	(11,318,793)	16,908,066
Barrow Hanley International Value Fund	Institutional Shares	604,916	2,970,514	(48,131,490)	(44,556,060)
Barrow Hanley Total Return Bond Fund	Institutional Shares	15,200,834	10,811,588	(37,988,921)	(11,976,499)
Barrow Hanley US Value Opportunities Fund	Institutional Shares	8,242,592	8,253,570	(15,199,921)	1,296,241

Transactions in shares for the year ended September 30, 2025, were as follows:
Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares	99,062	390,913	(3,184,322)	(2,694,347)
Barrow Hanley Credit Opportunities Fund	Institutional Shares	2,748,080	646,462	(1,633,405)	1,761,137
Barrow Hanley Emerging Markets Value Fund	Institutional Shares	8,428	15,060	(29,524)	(6,036)
Barrow Hanley Floating Rate Fund	Institutional Shares	2,177,529	736,028	(1,157,573)	1,755,984
Barrow Hanley International Value Fund	Institutional Shares	59,353	302,805	(4,636,544)	(4,274,386)
Barrow Hanley Total Return Bond Fund	Institutional Shares	1,620,043	1,173,617	(4,054,929)	(1,261,269)
Barrow Hanley US Value Opportunities Fund	Institutional Shares	701,688	686,653	(1,274,174)	114,167

G. Concentration of Ownership
A significant portion of a Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of a Fund’s investment strategy.
90

BARROW HANLEY FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)

As of March 31, 2026, PAFS or PAFS affiliates held outstanding shares of the Funds as follows:
Fund	Class	% Ownership
Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund	Institutional Shares	45.7
Barrow Hanley Credit Opportunities Fund	Institutional Shares	0.8
Barrow Hanley Emerging Markets Value Fund	Institutional Shares	100.0
Barrow Hanley Floating Rate Fund	Institutional Shares	31.4
Barrow Hanley International Value Fund	Institutional Shares	16.6
Barrow Hanley Total Return Bond Fund	Institutional Shares	0.8
Barrow Hanley US Value Opportunities Fund	Institutional Shares	8.3
H. New Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”), ASU 2023-09, Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
I. Subsequent Events
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.
91

BARROW HANLEY FUNDS
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
March 31, 2026 (Unaudited)

Not Applicable.
92

BARROW HANLEY FUNDS
PROXY DISCLOSURES
March 31, 2026 (Unaudited)

Not Applicable.
93

BARROW HANLEY FUNDS
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
March 31, 2026 (Unaudited)

Included on page 86 in the Notes to Financial Statements.
94

BARROW HANLEY FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
March 31, 2026 (Unaudited)

Prior to and at a meeting of the Board of Trustees (the “Board” or the “Trustees”) of Perpetual Americas Funds Trust held on December 11-12, 2025, the Board requested, and JOHCM (USA) Inc. d/b/a Perpetual Americas Funds Services (the “Adviser”) and Barrow, Hanley, Mewhinney & Strauss LLC (“Barrow Hanley” or the “Sub-Adviser”) provided, both written and oral reports containing information and data relating to the consideration of: (i) the nature, extent, and quality of the services provided by the Adviser and Barrow Hanley to the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, the Barrow Hanley Credit Opportunities Fund, the Barrow Hanley Emerging Markets Value Fund, the Barrow Hanley Floating Rate Fund, the Barrow Hanley International Value Fund, the Barrow Hanley Total Return Bond Fund, and the Barrow Hanley US Value Opportunities Fund (the “Funds”); (ii) the investment performance of the Funds, including the performance of each Fund’s predecessor fund, as applicable1; (iii) the costs of the services provided and the profits realized by the Adviser and Barrow Hanley from their relationships with the Funds; (iv) the extent to which economies of scale are expected to be realized as the Funds grow; and (v) whether the proposed fee levels would reflect such economies of scale to the benefit of the Funds’ potential shareholders.  The Trustees were assisted in their evaluation of the Investment Advisory Agreement and Investment Subadvisory Agreement (together, the “Advisory Agreements”) by independent legal counsel, from whom they received assistance and advice, including a review of the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management.  In reviewing the Advisory Agreements, the Trustees, including all the Independent Trustees, considered the following and other factors with respect to the Funds:
Nature, Extent and Quality of the Services
The Board examined the nature, extent, and quality of services to be provided to each Fund by the Adviser and Barrow Hanley. The Board noted that the Adviser and Sub-Adviser are indirect wholly owned subsidiaries of Perpetual Limited. The Board considered the terms of the Advisory Agreements, information and reports provided by each of the Adviser and the Sub-Adviser on its respective personnel and operations, and the Adviser’s and Barrow Hanley’s experience with the investment strategy and risks of each Fund. The Board reviewed the Adviser and the Sub-Adviser’s investment philosophy and portfolio construction processes, compliance programs, insurance coverage, business continuity programs, and information security practices. The Board noted that, as set forth in the reports provided by the Adviser and Barrow Hanley, there had been no previously undisclosed (i) material compliance issues or concerns raised or encountered since the last approval of the Advisory Agreements or (ii) material compliance issues in the past two years with respect to the Funds. The Board then considered key risks associated with the Funds and ways in which those risks were expected to be mitigated. The Board expressed satisfaction with the quality, extent, and nature of the services provided by the Adviser and Barrow Hanley.
Performance and Profits
The Trustees reviewed performance information for the Funds, including each Fund’s one-, three-, five- and ten-year periods (as available) ended on October 31, 2025. The Board considered a report prepared by an industry standard independent service provider, FUSE Research Network LLC (the “FUSE Report”), which presented comparisons of investment performance, expenses and fees of the Funds relative to their investment categories, competitor fund groups and broader benchmarks. The Trustees also reviewed and considered profitability analyses for the Funds prepared by the Adviser and Barrow Hanley on a consolidated basis. The analyses included details on income, direct expenses, staff costs, overhead, taxes, distribution related expenses and operating profit/loss. As part of the review of the profitability analyses, the Trustees also considered information provided by the Adviser related to its operating margin versus that of other investment advisers. The Trustees noted that, based on the information provided, the profits realized and/or to be realized were not excessive. Finally, the Trustees discussed potential adverse impacts to overall profitability as a result of current market conditions.
With respect to the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, the Board noted that the Fund’s Gross Advisory Fee ranked nine out of 13 among the Fund’s Expense Group. The Board further noted that the Fund’s Gross Advisory Fee was 0.93% compared to a median Gross Advisory Fee of 0.84% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked 11 out of 13 among the Fund’s Expense Group and ranked 89 out of 135 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 1.11% compared to a median total expense of 1.02% for the Expense Group and 1.05% for the Expense Universe.
1 Each Fund has a predecessor fund which was reorganized into the Trust effective August 18, 2024.
95

BARROW HANLEY FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
March 31, 2026 (Unaudited)

With respect to performance, the Board noted that the Fund was ranked 21 out of 135, 78 out of 128, 13 out of 116, and 29 out of 91 among the Fund’s Performance Universe over the one-, three-, five-, and ten-year periods ended October 31, 2025, respectively. The Fund’s returns were 31.87%, 18.85%, 12.60%, and 8.43% compared to a median return of the Performance Universe of 26.93%, 19.90%, 6.94%, and 7.47% over the one-, three-, five-, and ten-year periods ended October 31, 2025, respectively.
Turning to the Barrow Hanley Credit Opportunities Fund, the Board noted that the Fund’s Gross Advisory Fee tied with three other funds to rank 11 out of 15 among the Fund’s Expense Group. The Board further noted that the Fund’s Gross Advisory Fee was 0.60% compared to a median Gross Advisory Fee of 0.55% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked five out of 15 among the Fund’s Expense Group and 33 out of 107 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.64% compared to a median total expense of 0.71% for the Expense Group and 0.71% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 35 out of 107, eight out of 104, 21 out of 103, and eight out of 90 among the Fund’s Performance Universe over the one-, three-, five-, and ten-year periods ended October 31, 2025, respectively. The Fund’s returns were 7.98%, 10.72%, 6.21%, and 6.17% compared to a median return of the Performance Universe of 7.64%, 9.40%, 5.24%, and 5.19% over the one-, three-, five-, and ten-year periods ended October 31, 2025, respectively.
With respect to the Barrow Hanley Emerging Markets Value Fund, the Board noted that the Fund’s Gross Advisory Fee ranked six out of 13 among the Fund’s Expense Group. The Board further noted that the Fund’s Gross Advisory Fee was 0.87% compared to a median Gross Advisory Fee of 0.90% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked five out of 13 among the Fund’s Expense Group and 41 out of 135 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.98% compared to a median total expense of 1.05% for the Expense Group and 1.05% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 15 out of 135 and 85 out of 128 among the Fund’s Performance Universe over the one- and three-year periods ended October 31, 2025, respectively. The Fund’s returns were 33.78% and 18.26% compared to a median return of the Performance Universe of 26.93% and 19.90% over the one- and three-year periods ended October 31, 2025, respectively.
The Board noted that regarding the Barrow Hanley Floating Rate Fund’s Gross Advisory Fee, the Fund ranked one out of 14 among the Fund’s Expense Group. The Board further noted that the Fund’s Gross Advisory Fee was 0.45% compared to a median Gross Advisory Fee of 0.55% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked two out of 14 among the Fund’s Expense Group and two out of 43 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.59% compared to a median total expense of 0.75% for the Expense Group and 0.75% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 16 out of 43, one out of 43, and 42 out of 42 among the Fund’s Performance Universe over the one-, three-, and five-year periods ended October 31, 2025, respectively. The Fund’s returns were 6.40%, 10.31%, and -0.14% compared to a median return of the Performance Universe of 5.94%, 8.95%, and 6.17% over the one-, three-, and five-year periods ended October 31, 2025, respectively.
With respect to the Barrow Hanley International Value Fund, the Board noted that the Fund’s Gross Advisory Fee ranked five out of 15 among the Fund’s Expense Group. The Board further noted that the Fund’s Gross Advisory Fee was 0.66% compared to a median Gross Advisory Fee of 0.75% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked eight out of 15 among the Fund’s Expense Group and 35 out of 60 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.92% compared to a median total expense of 0.92% for the Expense Group and 0.90% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 35 out of 61 and 51 out of 60 among the Fund’s Performance Universe over the one- and three-year periods ended October 31, 2025, respectively. The Fund’s returns were 25.35% and 17.56% compared to a median return of the Performance Universe of 26.64% and 21.56% over the one- and three-year periods ended October 31, 2025, respectively.
Turning to the Barrow Hanley Total Return Bond Fund, the Board noted that the Fund’s Gross Advisory Fee ranked nine out of 13 among the Fund’s Expense Group. The Board further noted that the Fund’s Gross Advisory Fee was 0.35% compared to a median Gross Advisory Fee of 0.32% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked one out of 13 among the Fund’s Expense Group and 11 out of 69 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.35% compared to a median total expense of 0.50% for
96

BARROW HANLEY FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
March 31, 2026 (Unaudited)

the Expense Group and 0.47% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 15 out of 69, 14 out of 66, one out of 61, and 39 out of 50 among the Fund’s Performance Universe over the one-, three-, five-, and ten-year periods ended October 31, 2025, respectively. The Fund’s returns were 6.67%, 6.13%, 7.22%, and 1.88% compared to a median return of the Performance Universe of 6.28%, 5.81%, negative 0.03%, and 2.10% over the one-, three-, five-, and ten-year periods ended October 31, 2025, respectively.
The Board noted that regarding the Barrow Hanley US Value Opportunities Fund’s Gross Advisory Fee, the Fund ranked seven out of 15 among the Fund’s Expense Group. The Board further noted that the Fund’s Gross Advisory Fee was 0.55% compared to a median Gross Advisory Fee of 0.60% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked eight out of 15 among the Fund’s Expense Group and tied with ten other funds to rank 64 out of 182 among the Fund’s Expense Universe.  The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.70% compared to a median total expense of 0.70% for the Expense Group and 0.74% for the Expense Universe.  With respect to performance, the Board noted that the Fund was ranked 84 out of 182 and 31 out of 178 among the Fund’s Performance Universe over the one- and three-year periods ended October 31, 2025, respectively. The Fund’s returns were 10.94% and 15.78% compared to a median return of the Performance Universe of 10.53% and 13.28% over the one- and three-year periods ended October 31, 2025, respectively.
The Board then reviewed the expense caps that were in place for each of the Funds and noted that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses through February 1, 2027, for each of the Funds.  After considering the comparative data provided, as described above, the Board concluded that the advisory fees and expense ratios were reasonable.
Economies of Scale
In considering the economies of scale for the Funds, the Board considered the marketing and distribution plans, capacity, and breakeven points for each of the Funds.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee assigned different weights to various factors considered.
97

Investment Subadviser
Barrow, Hanley, Mewhinney & Straus, LLC
220 Ross Avenue, 31st Floor
Dallas, Texas 75201
Investment Adviser
Perpetual Americas Funds Services
1 Congress Street, Suite 3101
Boston, Massachusetts 02114
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, Massachusetts 02199
Distributor
Perpetual Americas Funds Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
For Additional Information, call
866-260-9549 (toll free) or 312-557-5913
BH 03/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable - only for annual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Perpetual Americas Funds Trust

By:	/s/ John Stanziani
John Stanziani
Treasurer and Principal Financial Officer

Date:	June 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Chris Golden
Chris Golden
President and Principal Executive Officer

Date:	June 8, 2026

By:	/s/ John Stanziani
John Stanziani
Treasurer and Principal Financial Officer

Date:	June 8, 2026